UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             SAN FRANCISCO, CA 94104
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             SAN FRANCISCO, CA 94111
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-433-6884

                     Date of fiscal year end: JULY 31, 2008

                     Date of reporting period: JULY 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                   JULY 31, 2008

HIGHMARK

                       The smarter approach to investing.

                                 ANNUAL REPORT

(HIGHMARK(R) FUNDS LOGO)

(HIGHMARK(R) FUNDS LOGO)

                                TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund .........................................................     2
   cognitive value fund ..................................................     4
   core equity fund ......................................................     6
   enhanced growth fund ..................................................     8
   international opportunities fund ......................................    10
   large cap growth fund .................................................    12
   large cap value fund ..................................................    14
   small cap advantage fund ..............................................    16
   small cap value fund ..................................................    18
   value momentum fund ...................................................    20
   capital growth allocation fund ........................................    22
   diversified equity allocation fund ....................................    24
   growth & income allocation fund .......................................    26
   income plus allocation fund ...........................................    28
   bond fund .............................................................    30
   california intermediate tax-free bond fund ............................    32
   national intermediate tax-free bond fund ..............................    34
   short term bond fund ..................................................    36
   california tax-free money market fund .................................    38
   taxable money market funds ............................................    39
disclosure of fund expenses ..............................................    40
schedules of investments .................................................    43
statements of assets and liabilities .....................................   106
statements of operations .................................................   114
statements of changes in net assets ......................................   118
financial highlights .....................................................   124
notes to financial statements ............................................   134
report of independent registered public accounting firm ..................   151
notice to shareholders ...................................................   152
trustees and officers ....................................................   153
board approval of the existing advisory and sub-advisory agreements ......   155
fund information .........................................................   159
service providers & board of trustees ....................................   164

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank of California, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. PFPC Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

                             WWW.HIGHMARKFUNDS.COM

(HIGHMARK(R) FUNDS LOGO)

BALANCED FUND (unaudited)

                                TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
Exxon Mobil                                                               3.5%
Procter & Gamble                                                          2.6
Danaher                                                                   2.5
Suncor Energy                                                             2.4
Praxair                                                                   2.2
Cisco Systems                                                             1.8
Abbott Laboratories                                                       1.8
General Electric                                                          1.7
JPMorgan Chase                                                            1.7
Intel                                                                     1.6

                                  FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Information Technology                                                   12.9%
Financials                                                               12.9
U.S. Government Agency Mortgage-Backed Obligations                       12.8
Energy                                                                   11.0
Consumer Staples                                                         10.3
Health Care                                                               8.2
Industrial                                                                7.4
Consumer Discretionary                                                    6.8
Utilities                                                                 5.2
Asset-Backed Securities                                                   4.5
Materials                                                                 3.3
Telecommunication Services                                                1.8
Repurchase Agreements                                                     1.5
Foreign Governments                                                       1.4

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Balanced Fund (the "Fund") produced a total return of -6.52% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Composite Index and 40% Lehman Brothers U.S. Aggregate Bond Index, returned -11.09%, 6.15% and -4.19%, respectively.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions occurred during the reporting period. As a result, the Federal Reserve eased monetary policy, cutting the federal funds rate seven times during the period, from 5.25% to 2%. Liquidity in the financial markets was constrained, although pressure eased near the end of the first half of the Fund's reporting period with the Federal Reserve's decision to make more short-term funds available to the market.

The equity portion of the Fund's performance was positively affected in the first half of its fiscal year by investments in the energy and consumer staples sectors but was negatively affected by investments in the consumer discretionary and financial sectors. Top contributors to the Fund's performance during this time were holdings in Occidental Petroleum, Suncor Energy, Danaher, Microsoft and ITC Holdings. Holdings that detracted from the Fund's performance during this period include General Electric, Citigroup and XL Capital.

The Fund's equity exposure to the energy sector continued to add value in the second half of the reporting period. An underweight to the poorer performing financials and consumer discretionary sectors also positively contributed to performance during this time. However, the Fund's exposure to consumer discretionary and information technology sectors detracted from performance. These consumer-related industries lagged as the housing slump dampened consumer sentiment and spending. Top performers during the second half of the Fund's reporting period included Praxxair, Tenaris and Schlumberger. Holdings that detracted from performance were American International Group, Bank of America and JP Morgan Chase.

Credit quality was a key performance factor in the fixed-income portion of the Fund during the fiscal period, as lower quality securities underperformed higher quality securities during the reporting period. Treasuries performed well, rising 4% in the fourth quarter of fiscal 2007 alone. However, all non-treasury, fixed-income sector returns lagged significantly during the period. As a result, the Fund's overweight in the non-treasury, fixed-income sector detracted from performance.


                               2 | 1.800.433.6884

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER

DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF KENNETH WEMER)

PORTFOLIO MANAGER

KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF JACK MONTGOMERY)

PORTFOLIO MANAGER

JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                               (PERFORMANCE GRAPH)

                                                         60/40                 LEHMAN
           HIGHMARK   HIGHMARK   HIGHMARK   HIGHMARK     HYBRID               BROTHERS
           BALANCED   BALANCED   BALANCED   BALANCED     OF THE                 U.S.
            FUND,       FUND,      FUND,      FUND,    FOLLOWING     S&P     AGGREGATE
          FIDUCIARY    CLASS A    CLASS B    CLASS C      TWO        500        BOND
            SHARES     SHARES     SHARES     SHARES+   INDICES++   INDEX++    INDEX++
          ---------   --------   --------   --------   ---------   -------   ---------
7/31/98     10000        9450      10000      10000      10000     10000       10000
7/31/99     10996       10361      10891      10996      11348     12020       10249
7/31/00     11247       10571      11036      11181      12259     13098       10861
7/31/01     10589        9921      10298      10429      11776     11221       12238
7/31/02      9081        8486       8752       8865      10375      8570       13160
7/31/03      9744        9092       9311       9431      11322      9481       13873
7/31/04     10524        9789       9965      10091      12442     10730       14544
7/31/05     11504       10677      10793      10923      13733     12238       15241
7/31/06     11938       11051      11106      11242      14262     12896       15463
7/31/07     13307       12282      12265      12420      15958     14976       16323
7/31/08     12439       11461      11381      11515      15289     13315       17327

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   ----------   -------   -------
Fiduciary Shares             -6.52%      2.64%        5.01%        2.21%        6.78%      1.12%     0.97%
Class A Shares               -6.69%      2.40%        4.74%        1.95%        6.59%+     1.37%     1.22%
Class A Shares w/load*      -11.83%      0.49%        3.57%        1.38%        6.25%+     1.37%     1.22%
Class B Shares               -7.21%      1.79%        4.10%        1.30%        6.22%+     1.87%     1.82%
Class B Shares w/load**     -11.42%      0.90%        3.75%        1.30%        6.22%+     1.87%     1.82%
Class C Shares               -7.29%      1.77%        4.07%        1.42%+       6.31%+     1.87%     1.82%
Class C Shares w/load***     -8.13%      1.77%        4.07%        1.42%+       6.31%+     1.87%     1.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF THE STEPSTONE BALANCED FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                            WWW.HIGHMARKFUNDS.COM | 3

(HIGHMARK(R) FUNDS LOGO)

COGNITIVE VALUE FUND (unaudited)

                                TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
iShares Russell 2000 Value Index Fund                                     1.2%
iShares S&P SmallCap 600 Value Index Fund                                 1.1
Lufkin Industries                                                         1.0
Cash America International                                                1.0
Hubbell, Cl B                                                             1.0
Atmos Energy                                                              0.9
Rydex S&P Smallcap 600 Pure Value ETF                                     0.9
Chart Industries                                                          0.9
Aspen Insurance Holdings                                                  0.8
Corn Products International                                               0.8

                                  FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Financials                                                               20.3%
Industrial                                                               19.8
Information Technology                                                   13.0
Consumer Discretionary                                                   11.1
Energy                                                                    8.1
Materials                                                                 7.5
Health Care                                                               7.1
Utilities                                                                 4.5
Consumer Staples                                                          4.4
Registered Investment Companies                                           3.2
Telecommunication Services                                                0.5
Repurchase Agreement                                                      0.5

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Cognitive Value Fund (the "Fund") produced a total return of -10.98% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index, returned -11.14% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund outperformed its benchmark over the fiscal year, despite the underperformance of its largest strategic bet. This result is attributable to the Fund's multiple sources of return and its risk control measures. Many stock investing approaches work over the long term, but none work all the time. By not relying on a single approach, the Fund attempts to produce more consistent performance. The Fund's largest strategic bet was toward micro-cap stocks. Although these stocks have historically outperformed small-cap stocks in the long term, they significantly underperformed over the past fiscal year. Micro-cap underperformance was largely driven by difficulties in the financial sector. Increasing loan delinquencies and defaults caused by falling home prices and a slowing economy drove banks to tighten their lending standards. Micro-cap companies are considered higher credit risks than larger cap companies and were disproportionately affected by banks' reluctance to lend during the fiscal period.

Fortunately, the Fund's five other performance drivers, quantitative factors that combine to form its behavioral ranking model, do not move in tandem with each other or with micro-cap stocks. Four of the five quantitative factors worked well over the past year, producing good small-cap stock performance for the Fund. The result was that the underperformance of the micro-cap portion of the Fund was more than fully offset by the outperformance of the small-cap portion of the Fund.


                               4 | 1.800.433.6884

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF TOM MUDGE)

TEAM LEADER

TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

           HIGHMARK    HIGHMARK    HIGHMARK    HIGHMARK
          COGNITIVE   COGNITIVE   COGNITIVE   COGNITIVE
            VALUE       VALUE       VALUE       VALUE          S&P        MORNINGSTAR
            FUND,       FUND,       FUND,       FUND,        SMALLCAP        SMALL
           CLASS M    FIDUCIARY    CLASS A     CLASS C    600/CITIGROUP      VALUE
            SHARES      SHARES    SHARES++     SHARES++   VALUE INDEX++   CATEGORY
          ---------   ---------   ---------   ---------   -------------   -----------
5/30/01     10000       10000        9450       10000         10000          10000
7/31/01     10070       10057        9509       10046         10343          10567
7/31/02      9528        9494        8954        9412          9428           9267
7/31/03     10412       10350        9738       10185         10879          10519
7/31/04     12358       12255       11502       11970         13201          11464
7/31/05     15317       15154       14186       14690         16614          12780
7/31/06     16552       16361       15279       15721         17763          13256
7/31/07     18535       18320       17041       17417         20066          14752
7/31/08     16499       16310       15129       15360         17833          13019

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                          --------   ----------   ----------   ----------   -------   -------
Fiduciary Shares           -10.97%     2.49%+       9.51%+       7.07%+      1.24%     1.18%
Class A Shares             -11.22%     2.16%+       9.20%+       6.78%+      1.49%     1.43%
Class A Shares w/load*     -16.07%     0.24%+       7.98%+       5.93%+      1.49%     1.43%
Class C Shares             -11.81%     1.51%+       8.56%+       6.17%+      2.02%     2.02%
Class C Shares w/load**    -12.59%     1.51%+       8.56%+       6.17%+      2.02%     2.02%
Class M Shares             -10.98%     2.51%        9.64%        7.23%       0.98%     0.98%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                            WWW.HIGHMARKFUNDS.COM | 5

(HIGHMARK(R) FUNDS LOGO)

CORE EQUITY FUND (unaudited)

                               TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
International Business Machines                                           4.2%
Wal-Mart Stores                                                           4.2
Symantec                                                                  4.1
ConocoPhillips                                                            3.9
Goldman Sachs Group                                                       3.6
Amgen                                                                     3.2
Chevron                                                                   3.2
Intel                                                                     3.1
Verizon Communications                                                    3.1
Ryder System                                                              3.0

                                 FUND SECTORS+

                                                                          % OF
SECTORS*                                                               PORTFOLIO
--------                                                               ---------
Information Technology                                                    19.4%
Financials                                                                14.8
Health Care                                                               13.1
Energy                                                                    11.8
Industrials                                                               11.5
Consumer Staples                                                          10.9
Consumer Discretionary                                                     8.5
Materials                                                                  3.7
Utilities                                                                  3.2
Telecommunications                                                         3.1

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Core Equity Fund (the "Fund") produced a total return of -14.35% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -11.09% for the same period.

FACTORS AFFECTING PERFORMANCE

The recent annual period was challenging for the economy and the financial markets. During the last six months of the fiscal year, the Fund's quantitative stock selection strategy, which involves looking for companies with good value, company momentum and high quality, outperformed its benchmark. However, for the entire fiscal year period, the Fund underperformed its benchmark.

It was a particularly difficult period for funds that employed a disciplined quantitative investment process. The widely reported liquidity crisis in the first half of 2007 continued longer than expected, and as a result growth stocks outperformed value stocks for the fiscal year. The investing environment during the period was more favorable for momentum investing and less so for value-tilted disciplines. For the fiscal year, the energy and materials sectors were top contributors to the Fund's performance, while the financial and consumer discretionary sectors continued to lag. Even though the Fund is relatively sector neutral, certain minor industry sector investments paid off, including an overweight in the road and rail industry and an underweight in thrifts and mortgage finance. Industry sector investments that detracted from performance included an overweight in insurance and an underweight in health care equipment and supplies.

Specific companies that contributed to the Fund's performance were Wal-Mart, Amgen and Ryder. CIT Group, UnitedHealth Group and American International Group detracted from the Fund's overall performance.


                               6 | 1.800.433.6884

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF RICHARD ROCKE)

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                               (PERFORMANCE GRAPH)

            Highmark Core     Highmark Core     Highmark Core     Highmark Core
            Equity Fund,       Equity Fund,      Equity Fund,      Equity Fund,     S&P 500    Morningstar Large
          Fiduciary Shares   Class A Shares+   Class B Shares+   Class C Shares+    Index+++     Value Category
          ----------------   ---------------   ---------------   ---------------   ---------   -----------------
5/31/00         10000              9450             10000             10000          10000           10000
7/31/00          9768              9231              9758              9768          10087            9793
7/31/01          8312              7829              8230              8312           8642           10564
7/31/02          6296              5914              6178              6296           6600            8542
7/31/03          6872              6441              6685              6872           7302            9280
7/31/04          7546              7051              7260              7503           8263           10705
7/31/05          8411              7849              8031              8298           9428           12408
7/31/06          9213              8567              8724              9004           9935           13433
7/31/07         10559              9787              9907             10228          11538           15361
7/31/08          9043              8373              8413              8689          10259           13034

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   -------   -------
Fiduciary Shares            -14.35%      2.45%        5.64%       -1.22%      1.08%     0.95%
Class A Shares              -14.45%      2.18%        5.39%       -1.47%+     1.34%     1.20%
Class A Shares w/load*      -19.17%      0.27%        4.21%       -2.15%+     1.34%     1.20%
Class B Shares              -15.08%      1.57%        4.70%       -2.09%+     1.83%     1.80%
Class B Shares w/load**     -19.14%      0.59%        4.37%       -2.09%+     1.83%     1.80%
Class C Shares              -15.05%      1.54%        4.80%+      -1.71%+     1.83%     1.80%
Class C Shares w/load***    -15.87%      1.54%        4.80%+      -1.71%+     1.83%     1.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 7

(HIGHMARK(R) FUNDS LOGO)

ENHANCED GROWTH FUND (unaudited)

                               TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
Apple                                                                     4.0%
Microsoft                                                                 3.8
Powershares QQQ                                                           3.6
Hewlett-Packard                                                           3.5
Qualcomm                                                                  3.4
Google, Cl A                                                              3.4
International Business Machines                                           3.2
Cisco Systems                                                             3.1
Intel                                                                     2.9
Research In Motion                                                        2.5

                                 FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Information Technology                                                    81.1%
Health Care                                                                9.7
Registered Investment Company                                              4.1
Consumer Discretionary                                                     1.8
Repurchase Agreement                                                       1.6
Telecommunications                                                         1.4
Industrials                                                                0.3

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, Highmark Enhanced Growth Fund (the "Fund") produced a total return of -9.47% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged NASDAQ 100 Index, returned -4.29% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund, which invests primarily in information technology and healthcare stocks, lost value over the past fiscal year. The global equity markets in general did not perform well this period. Fears relating to the subprime mortgage crisis led to greater fears about a liquidity crisis and a credit crunch and the escalating price of oil fueled fears about a recession. While the information technology sector performed relatively well in the first half of the fiscal year, the Fund lost ground over the last six months.

A large percentage of the Fund's assets are invested among a diversified group of industries within the information technology sector. The only industry group within this sector that posted positive returns for the Fund during the fiscal period was the computer hardware sub-sector. Communications equipment and application software companies, while losing value over the fiscal year, performed relatively well when compared to some of the other sub-sectors within the Fund. Semiconductor equipment and computer storage industries performed particularly poorly and detracted from the Fund's overall performance.

Of note are the Fund's investments in the healthcare sector, which were a positive contributor over the fiscal year. The Fund invests in biotechnology, pharmaceuticals and medical equipment companies within the broad healthcare space. In a time period when most equities lost value, the healthcare component of the Fund saw positive returns. While pharmaceuticals lost value over the fiscal year, the Fund's investment in biotechnology paid off well and added to the overall return of the Fund.


                               8 | 1.800.433.6884

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF SONYA THADHANI)

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY.

                               (PERFORMANCE GRAPH)

                                  HighMark          HighMark          HighMark                   Morningstar
          HighMark Enhanced   Enhanced Growth   Enhanced Growth   Enhanced Growth                Specialty -
          Growth Fund Class    Fund Fiduciary    Fund, Class A     Fund, Class C    NASDAQ 100    Technology
               M Shares           Shares+           Shares+           Shares+        Index+++      Category
          -----------------   ---------------   ---------------   ---------------   ----------   -----------
5/30/01          10000             10000              9450             10000           10000        10000
7/31/01           9320              9318              8799              9303            9465         8836
7/1/02            5490              5474              5158              5426            5413         6185
7/31/03           7180              7145              6711              7026            7196         7020
7/31/04           7840              7777              7292              7595            7910         7651
7/31/05           8886              8800              8223              8523            9100         8530
7/31/06           8139              8687              7488              7746            8595         8298
7/31/07          10328             11023              9461              9725           11053        10576
7/31/08           9350              9968              8531              8716           10579         9468

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   -------   -------
Fiduciary Shares             -9.57%      1.74%+      5.34%+       -1.05%+     1.25%     1.15%
Class A Shares               -9.83%      1.23%+      4.90%+       -1.42%+     1.49%     1.40%
Class A Shares w/load*      -14.78%     -0.65%+      3.73%+       -2.20%+     1.49%     1.40%
Class C Shares              -10.38%      0.75%+      4.42%+       -1.90%+     1.92%     1.92%
Class C Shares w/load**     -11.27%      0.75%+      4.42%+       -1.90%+     1.92%     1.92%
Class M Shares               -9.47%      1.71%       5.42%         -0.93%     0.97%     0.97%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 9

(HIGHMARK(R) FUNDS LOGO)

INTERNATIONAL OPPORTUNITIES FUND (unaudited)

                               TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                               PORTFOLIO
-------                                                                ---------
Total                                                                     1.2%
Vodafone Group                                                            1.2
Novartis                                                                  1.2
HSBC Holdings                                                             1.2
Nintendo                                                                  1.1
E.ON                                                                      1.0
Nestle                                                                    1.0
BP                                                                        1.0
GlaxoSmithKline                                                           0.9
Telefonica                                                                0.9

                                 FUND SECTORS+

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Financials                                                               20.8%
Industrial                                                               13.6
Materials                                                                11.2
Consumer Discretionary                                                    9.8
Energy                                                                    9.3
Consumer Staples                                                          8.1
Health Care                                                               6.8
Telecommunication Services                                                6.5
Information Technology                                                    5.8
Utilities                                                                 4.4
Repurchase Agreement                                                      1.9
Registered Investment
Companies                                                                 1.8

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark International Opportunities Fund (the "Fund") produced a total return of -10.05% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged MSCI All Country World ex-US Index (gross), returned -9.30% for the same period.

FACTORS AFFECTING PERFORMANCE

World stock markets spent most of the fiscal year in a global credit crunch that had its origins in the U.S. housing and mortgage-backed securities markets. With banks less willing to lend, slowing global economic growth combined with inflation pressures from soaring oil and commodity prices created an extremely negative environment for equities. The performance of the Fund's benchmark was even worse when the benefit to U.S.-based investors of a weak dollar was factored out: in local currency terms, the MSCI All Country World ex-US Index returned -15.62%.

Among developed markets, results varied widely, from a 1% gain in oil producing Canada to an 18% loss in finance-intensive U.K. and a 44% loss in Ireland (in US$ terms). Emerging markets held up a little better overall (the MSCI Emerging Market Index was down 4.17%), but the disparity among markets was even greater. While export-sensitive countries such as Korea, Taiwan and Thailand suffered losses of 20% or more, resource-rich Russia rose 1% and Brazil gained over 25%.

The Fund slightly underperformed its benchmark for the fiscal year. On the plus side, the Fund changed its position in China and India from overweight to underweight before those markets fell out of favor. Balanced against this benefit were negative contributions from underweights in Canada and Russia. Stock selection within markets - particularly Japan - also contributed negatively as a number of previously successful investments suffered reversals during this period.


                              10 | 1.800.433.6884

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF PETER HILL)

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-US INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                              (PERFORMANCE GRAPH)

            HIGHMARK          HIGHMARK         HIGHMARK        HIGHMARK
          INTERNATIONAL    INTERNATIONAL    INTERNATIONAL   INTERNATIONAL       MCSI
          OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES   OPPORTUNITIES   ALL-COUNTRY     MORNINGSTAR
          FUND, CLASS M   FUND, FIDUCIARY   FUND, CLASS A   FUND, CLASS C     WORLD EX     FOREIGN LARGE
             SHARES           SHARES+          SHARES+         SHARES+      US INDEX+++   BLEND CATEGORY
          -------------   ---------------   -------------   -------------   -----------   --------------
7/31/98        10000           10000             9450           10000          10000          10000
7/31/99        10192           10175             9591           10098          11097          11022
7/31/00        11217           11178            10512           11012          12268          12102
7/31/01         8497            8452             7931            8266           9471           9253
7/31/02         7256            7204             6743            6993           8005           7751
7/31/03         8024            7953             7425            7661           8687           8354
7/31/04         9948            9843             9166            9412          10845          10366
7/31/05        12608           12452            11569           11818          13490          12817
7/31/06        16135           15934            14761           14978          16810          15786
7/31/07        20892           20603            19042           19178          21509          19512
7/31/08        18792           18522            17075           17094          19509          17294

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                          ONE YEAR    3 YEAR        5 YEAR      10 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN     RETURN        RETURN       RETURN     INCEPTION    RATIO++    RATIO++
                          --------   ----------   ----------   ----------   ----------   -------   --------
Fiduciary Shares           -10.10%     14.15%+      18.43%+      6.36%+       8.53%+      1.49%     1.43%
Class A Shares             -10.33%     13.86%+      18.13%+      6.10%+       8.25%+      1.75%     1.58%
Class A Shares w/load*     -15.29%     11.71%+      16.82%+      5.50%+       8.04%+      1.75%     1.58%
Class C Shares             -10.87%     13.10%+      17.42%+      5.51%+       7.69%+      2.24%     2.24%
Class C Shares w/load**    -11.72%     13.10%+      17.42%+      5.51%+       7.69%+      2.24%     2.24%
Class M Shares             -10.05%     14.23%       18.55%       6.51%        8.70%       1.22%     1.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

+ The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 11

(HIGHMARK(R) FUNDS LOGO)

LARGE CAP GROWTH FUND (unaudited)

                               TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                               PORTFOLIO
-------                                                                ---------
Procter & Gamble                                                          5.1%
Dreyfus Cash Management                                                   5.0
Cisco Systems                                                             4.3
PepsiCo                                                                   3.1
Microsoft                                                                 3.0
Monsanto                                                                  2.7
Intel                                                                     2.7
Google, Cl A                                                              2.7
Praxair                                                                   2.5
Abbott Laboratories                                                       2.5

                                 FUND SECTORS+

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
Information Technology                                                   24.5%
Consumer Staples                                                         15.7
Energy                                                                   12.2
Health Care                                                              11.9
Industrials                                                              10.2
Consumer Discretionary                                                    8.3
Materials                                                                 5.3
Registered Investment Company                                             5.0
Utilities                                                                 3.4
Financials                                                                2.7
Telecommunication Services                                                0.8

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Large Cap Growth Fund (the "Fund") produced a total return of -8.70% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned -6.29% over the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions continued during the Fund's reporting period. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate seven times during the fiscal year, from 5.25% to 2%. Liquidity in the financial markets was constrained, although pressure eased near the end of the first half of the reporting period with the Federal Reserve's decision to make more short-term funds available to the market. During this time, the Fund benefited from its overweighting to the materials and energy sectors and its underweighting to the consumer discretionary sector. The Fund was negatively affected by its underweight in the health care sector and certain areas of the technology sector, and specifically the semi-conductor and communication equipment industries.

An overweight within the materials and energy sectors also added value during the second half of the Fund's reporting period. Oil services companies Schlumberger and Smith International were top contributors given their exposure to rising oil prices. Also, an underweight to the poorer performing financials, industrials and consumer discretionary sectors positively contributed to performance.

Exposure in the Fund to consumer discretionary and information technology sectors detracted from performance. These consumer-related industries lagged as the housing slump dampened consumer sentiment and spending.


                               12 | 1.800.433.6884

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX, THE S&P 500/ CITIGROUP GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

(PHOTO OF KEN WEMER)

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF GEORGE ROKAS)

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

            Highmark       Highmark       Highmark       Highmark
            Large Cap      Large Cap      Large Cap     Large Cap    Russell
          Growth Fund,   Growth Fund,   Growth Fund,     Growth       1000           S&P           Morningstar
            Fiduciary      Class A        Class B      Fund, Class   Growth     500/Citigroup     Large Growth
             Shares         Shares         Shares+      C Shares+    Index+++   Growth Index+++     Category
          ------------   ------------   ------------   -----------   --------   ---------------   ------------
7/31/98       10000           9450          10000         10000       10000         10000            10000
7/31/99       11724          11048          11626         11724       12404         12573            12454
7/31/00       13029          12250          12810         12959       15428         15455            15832
7/31/01        7073           6636           6888          6976       10019         11030            11164
7/31/02        5321           4987           5141          5200        7139          7704             7985
7/31/03        5913           5511           5652          5726        7969          8645             8885
7/31/04        6116           5696           5800          5876        8647          9445             9493
7/31/05        7044           6542           6615          6700        9776         10369            10903
7/31/06        7190           6660           6698          6784        9702         10305            10865
7/31/07        8232           7601           7604          7691       11591         12002            12823
7/31/08        7516           6923           6879          6966       10862         11247            11960

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                           ONE YEAR     3 YEAR       5 YEAR      10 YEAR        SINCE     EXPENSE    EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION    RATIO++    RATIO++
                           --------   ----------   ----------   ----------   ----------   --------   --------
Fiduciary Shares            -8.70%       2.18%        4.92%       -2.82%        4.45%       1.09%     0.97%
Class A Shares              -8.92%       1.91%        4.67%       -3.06%        4.26%+      1.34%     1.22%
Class A Shares w/load*     -13.91%       0.02%        3.48%       -3.61%        3.86%+      1.34%     1.22%
Class B Shares              -9.53%       1.31%        4.01%       -3.67%        3.79%+      1.84%     1.82%
Class B Shares w/load**    -14.06%       0.33%        3.67%       -3.67%        3.79%+      1.84%     1.82%
Class C Shares              -9.43%       1.31%        4.00%       -3.55%+       3.91%+      1.84%     1.82%
Class C Shares w/load***   -10.33%       1.31%        4.00%       -3.55%+       3.91%+      1.84%     1.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 13

(HIGHMARK(R) FUNDS LOGO)

LARGE CAP VALUE FUND (unaudited)

                               TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
EXXON MOBIL                                                               6.1%
CHEVRON                                                                   3.6
AT&T                                                                      3.2
JPMORGAN CHASE                                                            3.2
PFIZER                                                                    3.1
CONOCOPHILLIPS                                                            3.0
VERIZON COMMUNICATIONS                                                    2.4
GOLDMAN SACHS GROUP                                                       2.2
PROCTER & GAMBLE                                                          2.0
GENERAL ELECTRIC                                                          1.8

                                 FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               25.1%
ENERGY                                                                   16.5
HEALTH CARE                                                              11.8
CONSUMER DISCRETIONARY                                                    9.9
INDUSTRIAL                                                                8.3
CONSUMER STAPLES                                                          7.4
UTILITIES                                                                 5.7
TELECOMMUNICATION SERVICES                                                5.6
INFORMATION TECHNOLOGY                                                    4.5
MATERIALS                                                                 3.8
REPURCHASE AGREEMENT                                                      1.4

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Large Cap Value Fund (the "Fund") produced a total return of -15.65% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned -15.15% for the same period.

FACTORS AFFECTING PERFORMANCE

During the Fund's fiscal year, stocks performed poorly across the capitalization spectrum, and growth stocks outperformed value stocks over the 12 months ended July 31, 2008. The energy and materials sectors dominated performance in the broad market, while the performance of the consumer durables sector lagged, especially motor vehicle and household durable companies.

The Fund's advisor is disciplined and maintains a broadly diversified portfolio of large-cap stocks. Companies are evaluated relative to their industry peers using a bottom-up style of stock selection that measures three broad categories: value, management and momentum. Value is defined by somewhat traditional ratios, comparing price to fundamental value. Management provides evidence that a company's executive team emphasizes earnings power. Momentum helps determine when stocks might begin their ascent toward full valuation. In searching for opportunities, a sharp eye is kept on minimizing transaction costs, helping to maximize profits in its stock-selection effort.

During the reporting period, the Fund benefited primarily from two of the three broad stock-selection categories -- the focus on effective management and the search for positive momentum -- while stocks that ranked well according to measures of value were a slight drag on relative return. Effective asset utilization and earnings quality stood out as strong indicators of performance in the evaluation of management. In the category of momentum, the magnitude and direction of earnings revisions and price strength were both good predictors of performance. Stock-picking effort was most successful within the financial sector, and particularly bets against benchmark financial holdings AIG, Citigroup and Fannie Mae. However, the Fund's positions within the energy sector, including oil and gas companies, Valero Energy and Occidental Petroleum, detracted from performance.


                              14 | 1.800.433.6884

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF TED ARONSON)

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

(PHOTO OF KEVIN JOHNSON)

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

(PHOTO OF MARTHA ORTIZ)

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

            HIGHMARK      HIGHMARK      HIGHMARK      HIGHMARK
           LARGE CAP     LARGE CAP     LARGE CAP     LARGE CAP
          VALUE FUND,   VALUE FUND,   VALUE FUND,   VALUE FUND,     RUSSELL    MORNINGSTAR
           FIDUCIARY      CLASS A       CLASS B       CLASS C     1000 VALUE   LARGE VALUE
             SHARES        SHARES       SHARES+       SHARES+       INDEX++     CATEGORY
          -----------   -----------   -----------   -----------   ----------   -----------
7/31/98      10000          9450         10000         10000         10000        10000
7/31/99      11423         10767         11325         11423         11499        11230
7/31/00      10318          9706         10136         10266         10925        10884
7/31/01      10019          9392          9747          9870         11880        11991
7/31/02       7584          7086          7313          7405          9832         9715
7/31/03       8134          7592          7782          7876         10889        10540
7/31/04       9787          9108          9276          9388         12814        12152
7/31/05      11876         11032         11151         11296         15253        14071
7/31/06      13161         12193         12245         12410         17020        15227
7/31/07      14793         13667         13641         13818         19315        17404
7/31/08      12478         11501         11414         11565         16388        14790

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
                           --------   ----------   ----------   ----------   ----------   -------   -------
Fiduciary Shares            -15.65%      1.66%        8.93%       2.24%        10.10%      1.08%     0.95%
Class A Shares              -15.85%      1.40%        8.66%       1.98%        9.98%+      1.33%     1.20%
Class A Shares w/load*      -20.46%     -0.50%        7.44%       1.41%        9.73%+      1.33%     1.20%
Class B Shares              -16.33%      0.78%        7.96%       1.33%        9.68%+      1.83%     1.80%
Class B Shares w/load**     -20.24%     -0.16%        7.67%       1.33%        9.68%+      1.83%     1.80%
Class C Shares              -16.31%      0.79%        7.99%       1.46%+       9.76%+      1.83%     1.80%
Class C Shares w/load***    -17.09%      0.79%        7.99%       1.46%+       9.76%+      1.83%     1.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 15

(HIGHMARK(R) FUNDS LOGO)

SMALL CAP ADVANTAGE FUND (unaudited)

                               TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
OLIN                                                                      2.2%
CSG SYSTEMS INTERNATIONAL                                                 2.1
REALNETWORKS                                                              1.7
PACER INTERNATIONAL                                                       1.7
PENSON WORLDWIDE                                                          1.6
REHABCARE GROUP                                                           1.6
ASPEN INSURANCE HOLDINGS                                                  1.6
CTS                                                                       1.6
PAR PHARMACEUTICAL                                                        1.5
KINDRED HEALTHCARE                                                        1.5

                                 FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
INFORMATION TECHNOLOGY                                                   20.2%
FINANCIALS                                                               18.2
INDUSTRIAL                                                               16.7
HEALTH CARE                                                              13.8
CONSUMER DISCRETIONARY                                                   11.2
ENERGY                                                                    6.7
MATERIALS                                                                 5.6
CONSUMER STAPLES                                                          2.7
UTILITIES                                                                 2.6
REPURCHASE AGREEMENT                                                      1.3
TELECOMMUNICATIONS                                                        1.0

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of -11.48% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned -6.71% for the same period.

FACTORS AFFECTING PERFORMANCE

The recent annual period was challenging for the economy and the financial markets. During the last six months of the fiscal year, the Fund's quantitative stock selection strategy, which involves looking for companies with good value, company momentum and high quality, outperformed its benchmark. However, for the entire fiscal year period, the Fund underperformed its benchmark.

It was a particularly difficult period for funds that employed a disciplined quantitative investment process. The widely reported liquidity crisis in the first half of 2007 continued longer than expected, and as a result growth stocks outperformed value stocks for the fiscal year. The investing environment during the period was more favorable for momentum investing and less so for value-tilted disciplines. For the fiscal year, the energy and materials sectors performed well, and the financial and consumer discretionary sectors continued to lag. Even though the Fund was relatively sector neutral, certain industry sector investments paid off, including an overweight in the road and rail sector, and an underweight in the diversified telecommunication services sector. Industry sector investments that detracted from performance included an overweight in the commercial bank sector and an underweight in the biotechnology sector.

Specific companies that contributed to performance were Brigham Exploration, Perrigo and Callon Petroleum. CMGI Inc., Luminent Mortgage and Aspect Medical Systems detracted from the Fund's overall performance.


                              16 | 1.800.433.6884

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

(PHOTO OF RICHARD ROCKE)

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                              (PERFORMANCE GRAPH)

           HIGHMARK SMALL   HIGHMARK SMALL   HIGHMARK SMALL
           CAP ADVANTAGE     CAP ADVANTAGE    CAP ADVANTAGE                  MORNINGSTAR
          FUND, FIDUCIARY    FUND, CLASS A    FUND, CLASS C   RUSSELL 2000   SMALL VALUE
               SHARES           SHARES           SHARES         INDEX+++       CATEGORY
          ---------------   --------------   --------------   ------------   -----------
 3/1/07        10000             9450             10000           10000         10000
7/31/07         9415             8892              9400            9861          9842
1/31/08         8111             7648              8060            9121          8836
 7/8/08         7180             6750              7066            8509          8673

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED    GROSS      NET
                          ONE YEAR      SINCE     EXPENSE   EXPENSE
                           RETURN    INCEPTION+   RATIO++   RATIO++
                          --------   ----------   -------   -------
Fiduciary Shares           -11.48%     -12.07%     1.60%     1.32%
Class A Shares             -11.74%     -12.29%     2.02%     1.57%
Class A Shares w/load*     -16.62%     -15.71%     2.02%     1.57%
Class C Shares             -12.33%     -12.77%     2.62%     2.17%
Class C Shares w/load**    -13.20%     -12.77%     2.62%     2.17%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

+    Commenced operations on March 1, 2007.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 17

(HIGHMARK(R) FUNDS LOGO)

SMALL CAP VALUE FUND (unaudited)

                                TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
IKON OFFICE SOLUTIONS                                                     1.7%
AO SMITH                                                                  1.5
GREY WOLF                                                                 1.4
SAFETY INSURANCE GROUP                                                    1.4
IPC HOLDINGS                                                              1.4
CSG SYSTEMS INTERNATIONAL                                                 1.3
POLARIS INDUSTRIES                                                        1.3
FINANCIAL FEDERAL                                                         1.3
PACER INTERNATIONAL                                                       1.3
SELECTIVE INSURANCE GROUP                                                 1.3

                                  FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               28.7%
INDUSTRIAL                                                               20.1
CONSUMER DISCRETIONARY                                                   14.2
INFORMATION TECHNOLOGY                                                   13.6
MATERIALS                                                                 6.4
ENERGY                                                                    6.2
HEALTH CARE                                                               3.6
CONSUMER STAPLES                                                          2.5
UTILITIES                                                                 2.2
REPURCHASE AGREEMENT                                                      2.0
TELECOMMUNICATIONS                                                        0.5

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Small Cap Value Fund (the "Fund") produced a total return of -15.68% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned -9.95% for the same period.

FACTORS AFFECTING PERFORMANCE

Small-cap value stocks performed poorly during the first half of the Fund's reporting period, as equity markets heavily favored growth and larger cap companies. The consumer discretionary and financial sectors were hard hit as credit concerns hurt companies with exposure to sub-prime mortgages. The exposure not only negatively affected banks, but mortgage insurers and housing-related stocks as well. The Federal Reserve eventually stepped in to calm the equity markets and cut the federal funds rate seven times during the Fund's fiscal year, from 5.25% to 2%.

In the second half of the Fund's reporting period, the wide performance disparity between growth and value stocks continued to pose challenges for its deep value approach. An underweight to the energy sector and an overweight to the consumer discretionary sector detracted from returns. In addition, specific stock selection struggled within energy (oil refiners Holly Corp. and Tesoro Petroleum), consumer discretionary (Ruby Tuesday) and materials (CF Industries), as stocks with higher multiples of earnings performed better than stocks with lower multiples of earnings favored by the Fund.

Strong stock selection did occur in the financial sector, specifically in the insurance industry. However, the value bias in the portfolio proved too large to overcome the negative performers.


                               18 | 1.800.433.6884

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

(PHOTO OF JOSEF LAKONISHOK)

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark     HighMark       HighMark
           Small Cap     Small Cap     Small Cap        HighMark
          Value Fund,   Value Fund,   Value Fund,      Small Cap        Russell    Morningstar
           Fiduciary      Class A       Class B       Value Fund,     2000 Value   Small Value
             Shares        Shares        Shares     Class C Shares+    Index+++      Category
          -----------   -----------   -----------   ---------------   ----------   -----------
9/17/98      10000          9450         10000           10000           10000        10000
7/31/99      12554         11838         12460           12554           11484        12330
7/31/00      14616         13739         14407           14575           12041        12845
7/31/01      14207         13313         13873           14034           14901        16243
7/31/02      14221         13291         13763           13923           14080        15406
7/31/03      17135         15971         16407           16592           16701        17996
7/31/04      20686         19234         19636           19861           20514        22072
7/31/05      26705         24769         25134           25400           25996        27478
7/31/06      26703         24717         24915           25192           27797        28500
7/31/07      28526         26344         26375           26673           29929        31718
7/31/08      24053         22153         22042           22299           26951        27991

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   -------   -------
Fiduciary Shares            -15.68%     -3.43%        7.02%       9.30%       1.48%     1.37%
Class A Shares              -15.91%     -3.66%        6.76%       9.01%       1.73%     1.62%
Class A Shares w/load*      -20.53%     -5.46%        5.56%       8.39%       1.73%     1.62%
Class B Shares              -16.43%     -4.28%        6.08%       8.34%       2.23%     2.22%
Class B Shares w/load**     -19.75%     -4.91%        5.83%       8.34%       2.23%     2.22%
Class C Shares              -16.40%     -4.25%        6.09%       8.47%+      2.23%     2.22%
Class C Shares w/load***    -17.07%     -4.25%        6.09%       8.47%+      2.23%     2.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

+ The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 19

(HIGHMARK(R) FUNDS LOGO)

VALUE MOMENTUM FUND (unaudited)

                                TOP TEN HOLDINGS+

                                                                          % OF
COMPANY*                                                               PORTFOLIO
--------                                                               ---------
GENERAL ELECTRIC                                                          4.1%
EXXON MOBIL                                                               3.8
CHEVRON                                                                   3.5
MICROSOFT                                                                 3.2
JPMORGAN CHASE                                                            2.9
BERKSHIRE HATHAWAY, CI B                                                  2.8
INTERNATIONAL BUSINESS MACHINES                                           2.6
MARATHON OIL                                                              2.2
QUESTAR                                                                   2.1
COMCAST, CL A                                                             2.0

                                  FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
FINANCIALS                                                               21.2%
ENERGY                                                                   14.7
INFORMATION TECHNOLOGY                                                   13.7
CONSUMER STAPLES                                                         13.0
INDUSTRIAL                                                               11.7
CONSUMER DISCRETIONARY                                                   10.7
HEALTH CARE                                                               7.0
MATERIALS                                                                 3.1
UTILITIES                                                                 2.1
TELECOMMUNICATION SERVICES                                                1.9
REGISTERED INVESTMENT COMPANY                                             0.9

*    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Value Momentum Fund (the "Fund") produced a total return of -12.99% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned -11.09% for the same period.

FACTORS AFFECTING PERFORMANCE

Economic turmoil persisted throughout the Fund's fiscal year, including record oil, gasoline and home heating prices and rising food costs. Record levels of household debt and falling home prices led to rising foreclosure rates. The banking system came under significant pressure due to underwriting concerns. These factors, coupled with weak auto and retail sales and weak consumer confidence, all pointed to a softening economy over the reporting period. The Fund's overweight position to finance, consumer, housing and housing-related sectors were a drag on Fund performance.

An overweight to the energy sector was a major contributor to the Fund's performance, since energy was one of the strongest performing sectors of the reporting period. Specific stock selections that performed well include the oil and gas exploration company Questar.

Throughout the reporting period, there was a strong bias toward growth stocks, and those that showed price momentum continued to perform well. In addition, investors favored large-cap companies with high earnings and sales growth. The Fund continued to follow a barbell strategy, emphasizing inexpensive, high-quality, large-cap companies at one end and turnaround candidates suffering temporary problems at the other.


                               20 | 1.800.433.6884

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

(PHOTO OF RICHARD EARNEST)

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF KEITH STRIBLING)

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

(PHOTO OF TODD LOWENSTEIN)

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                               (PERFORMANCE GRAPH)

           HighMark
            Value        HighMark                         HighMark
           Momentum       Value                            Value
            Fund,        Momentum     HighMark Value      Momentum                Morningstar
          Fiduciary   Fund, Class A    Momentum Fund,  Fund, Class C   S&P 500    Large Value
            Shares        Shares      Class B Shares+      Shares+     Index++     Category++
          ---------   -------------   ---------------  -------------   -------    -----------
7/31/98     10000          9450            10000           10000        10000        10000
7/31/99     11308         10659            11189           11308        12020        11230
7/31/00     11813         11110            11581           11743        13098        10884
7/31/01     11748         11021            11408           11571        11221        11991
7/31/02      9392          8789             9045            9165         8571         9715
7/31/03     10330          9645             9860            9991         9483        10540
7/31/04     11952         11126            11299           11452        10732        12152
7/31/05     13979         12979            13100           13272        12239        14071
7/31/06     15282         14155            14195           14379        12898        15227
7/31/07     17785         16431            16379           16594        14978        17404
7/31/08     15475         14259            14128           14322        13317        14790

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   ----------   -------   -------
Fiduciary Shares            -12.99%      3.45%        8.42%       4.46%        10.11%      1.09%     0.98%
Class A Shares              -13.22%      3.19%        8.13%       4.20%         9.91%+     1.34%     1.23%
Class A Shares w/load*      -18.00%      1.26%        6.91%       3.61%         9.55%+     1.34%     1.23%
Class B Shares              -13.74%      2.55%        7.46%       3.52%         9.51%+     1.84%     1.83%
Class B Shares w/load**     -17.35%      1.86%        7.21%       3.52%         9.51%+     1.84%     1.83%
Class C Shares              -13.69%      2.57%        7.47%       3.66%+        9.62%+     1.84%     1.83%
Class C Shares w/load***    -14.41%      2.57%        7.47%       3.66%+        9.62%+     1.84%     1.83%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND APRIL 2, 1992 (COMMENCEMENT OF OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF THE STEPSTONE VALUE MOMENTUM FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 21

(HIGHMARK(R) FUNDS LOGO)

CAPITAL GROWTH ALLOCATION FUND (unaudited)

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        85.2%
AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                   8.4
EQUITY REGISTERED INVESTMENT COMPANIES                                    4.5
AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     1.3
FIXED INCOME REGISTERED INVESTMENT COMPANY                                0.6

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Capital Growth Allocation Fund (the "Fund") returned -10.81% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 80/15/5% blend of the S&P 500 composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned -7.80% over the same period.

FACTORS AFFECTING PERFORMANCE

Fear about a potential recession adversely impacted the nation's economy during the Fund's fiscal year. Markets reflected various uncertainties, in large part rooted in higher oil prices and weakness in the housing market, but the economic reality during the fiscal year was more robust than expected and these forces were not sufficient to cause a recession. Although measures of economic activity were generally better than expected, stocks underperformed bonds over the last year, largely due to the adverse performance of Financials. Write-offs of asset-backed and mortgage-backed securities had a transitory impact, undermining earnings in this particular sector. Despite these write-offs, valuation of the U.S. stock market overall remained compelling at a level that continually improved since January 2003, as S&P 500 earnings more than doubled while the index appreciated just 45%. Commodity prices increased over the last year, following higher energy prices, while the U.S. dollar also weakened over this period, boosting inflation concerns as well as international equity returns. The U.S. dollar improved somewhat in mid-March. Treasury bonds also remained particularly expensive.

The atypical mid-cycle slowdown, which appears to have slowed in the fourth quarter of fiscal 2007, started with low inventories, expanding capital investment, strong balance sheets, plentiful savings, healthy employment, contained inflation, low interest rates, accelerating exports, high productivity, robust profit margins and record earnings. Housing weakness and higher oil prices alone were not sufficient conditions for a recession, but deteriorating sentiment was fed by confusion, uncertainty and fear that helped propagate the liquidity squeeze.

The Fund remains overweight equities, favoring growth stocks and U.S. exposure over international stocks. In April, the Fund shifted to overweight small-cap stocks as well as extending its overweight to U.S stocks vs. international equity markets. The Fund also introduced specific exposure to the Emerging Markets and Technology markets through an allocation to HighMark's Enhanced Growth Fund. The Fund also initiated an overweight to high-yield bonds in April and recently introduced specific exposure to the Emerging Markets sector. The Fund's tilt favoring equities over bonds adversely impacted performance during the fiscal period, after providing significant value in prior years. However, other tilts offset most of the impact of the return differential between stocks and bonds.


                               22 | 1.800.433.6884

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                              (PERFORMANCE GRAPH)

            HighMark     HighMark     HighMark
             Capital      Capital      Capital     80/15/5                  Lehman      Citigroup
             Growth       Growth       Growth     Hybrid of                Brothers       Bond
           Allocation   Allocation   Allocation      the                     U.S.        3-Month
              Fund,        Fund,        Fund,     following    S&P 500     Aggregate    Treasury    Morningstar
            Fiduciary     Class A      Class C      three     Composite      Bond         Bill      Large Blend
             Shares+      Shares       Shares      Indexes:    Index+++    Index+++     Index+++      Category
           ----------   ----------   ----------   ---------   ---------   ----------   ----------   -----------
10/12/04      10000         9450        10000       10000       10000        10000        10000        10000
7/31/05       11122        10511        11059       10972       11159        10226        10192        11268
7/31/06       11715        11071        11563       11494       11759        10375        10613        11827
7/31/07       13399        12643        13110       13101       13656        10952        11150        13697
7/31/08       11984        11276        11612       12079       12142        11626        11490        12219

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
                          --------   ----------   ----------   -------   -------
Fiduciary Shares           -10.56%      2.52%+       4.88%+     1.67%     1.31%
Class A Shares             -10.81%      2.37%        4.76%      1.90%     1.57%
Class A Shares w/load*     -15.72%      0.46%        3.21%      1.90%     1.57%
Class C Shares             -11.43%      1.65%        4.01%      2.40%     2.27%
Class C Shares w/load**    -12.27%      1.65%        4.01%      2.40%     2.27%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+ The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 23

(HIGHMARK(R) FUNDS LOGO)

DIVERSIFIED EQUITY ALLOCATION FUND (unaudited)

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        94.8%
EQUITY REGISTERED INVESTMENT COMPANIES                                    5.1
AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     0.1

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Diversified Equity Fund (the "Fund") produced a total return of -12.52% (Class A Shares without load). In comparison, the unmanaged S&P 500 Index returned -11.09% over the same period.

FACTORS AFFECTING PERFORMANCE

Fear about a potential recession adversely impacted the nation's economy during the Fund's fiscal year. Markets reflected various uncertainties, in large part rooted in higher oil prices and weakness in the housing market, but the economic reality during the fiscal year was more robust than expected and these forces were not sufficient to cause a recession. Although measures of economic activity were generally better than expected, stocks underperformed bonds over the last year, largely due to the adverse performance of Financials. Write-offs of asset-backed and mortgage-backed securities had a transitory impact, undermining earnings in this particular sector. Despite these write-offs, valuation of the U.S. stock market overall remained compelling at a level that continually improved since January 2003, as S&P 500 earnings more than doubled while the index appreciated just 45%. Commodity prices increased over the last year, following higher energy prices, while the U.S. dollar also weakened over this period, boosting inflation concerns as well as international equity returns. The U.S. dollar improved somewhat in mid-March.

The atypical mid-cycle slowdown, which appears to have slowed in the fourth quarter of fiscal 2007, started with low inventories, expanding capital investment, strong balance sheets, plentiful savings, healthy employment, contained inflation, low interest rates, accelerating exports, high productivity, robust profit margins and record earnings. Housing weakness and higher oil prices alone were not sufficient conditions for a recession, but deteriorating sentiment was fed by confusion, uncertainty and fear that helped propagate the liquidity squeeze.

The Fund has been overweight in growth stocks and favored U.S. exposure over international stocks. In April, the Fund shifted to overweight small-cap stocks as well as extending its overweight to U.S stocks versus international equity markets. The Fund also introduced specific exposure to the Emerging Markets and Technology markets through an allocation to HighMark's Enhanced Growth Fund.


                               24 | 1.800.433.6884

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                               (PERFORMANCE GRAPH)

               HighMark         HighMark        HighMark
             Diversified      Diversified     Diversified
                Equity           Equity          Equity
              Allocation       Allocation      Allocation     S&P 500    Morningstar
           Fund, Fiduciary   Fund, Class A   Fund, Class C   Composite   Large Blend
                Shares           Shares          Shares       Index+       Category
           ---------------   -------------   -------------   ---------   -----------
11/15/06        10000             9450           10000         10000        10000
7/31/07         10609            10010           10545         10549        10612
7/31/08          9304             8757            9156          9379         9466

+    Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED    GROSS      NET
                          ONE YEAR      SINCE     EXPENSE   EXPENSE
                           RETURN     INCEPTION   RATIO++   RATIO++
                          --------   ----------   -------   -------
Fiduciary Shares           -12.30%     -4.13%      4.39%     1.38%
Class A Shares             -12.52%     -4.36%      3.72%     1.62%
Class A Shares w/load*     -17.33%     -7.47%      3.72%     1.62%
Class C Shares             -13.17%     -5.03%      3.95%     2.34%
Class C Shares w/load**    -14.03%     -5.03%      3.95%     2.34%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 25

(HIGHMARK(R) FUNDS LOGO)

GROWTH & INCOME ALLOCATION FUND (unaudited)

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                         66.1%
AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                   26.4
EQUITY REGISTERED INVESTMENT COMPANIES                                     3.6
AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                      2.7
FIXED INCOME REGISTERED INVESTMENT COMPANY                                 1.2

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Growth & Income Allocation Fund (the "Fund") returned -7.42% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 60/35/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned -4.35% over the same period.

FACTORS AFFECTING PERFORMANCE

Fear about a potential recession adversely impacted the nation's economy during the Fund's fiscal year. Markets reflected various uncertainties, in large part rooted in higher oil prices and weakness in the housing market, but the economic reality during the fiscal year was more robust than expected and these forces were not sufficient to cause a recession. Although measures of economic activity were generally better than expected, stocks underperformed bonds over the last year, largely due to the adverse performance of Financials. Write-offs of asset-backed and mortgage-backed securities had a transitory impact, undermining earnings in this particular sector. Despite these write-offs, valuation of the U.S. stock market overall remained compelling at a level that continually improved since January 2003, as S&P 500 earnings more than doubled while the index appreciated just 45%. Commodity prices increased over the last year, following higher energy prices, while the U.S. dollar also weakened over this period, boosting inflation concerns as well as international equity returns. The U.S. dollar improved somewhat in mid-March. Treasury bonds also remained particularly expensive.

The atypical mid-cycle slowdown, which appears to have slowed in the fourth quarter of fiscal 2007, started with low inventories, expanding capital investment, strong balance sheets, plentiful savings, healthy employment, contained inflation, low interest rates, accelerating exports, high productivity, robust profit margins and record earnings. Housing weakness and higher oil prices alone were not sufficient conditions for a recession, but deteriorating sentiment was fed by confusion, uncertainty and fear that helped propagate the liquidity squeeze.

The Fund remains overweight equities, favoring growth stocks and U.S. exposure over international stocks. In April, the Fund shifted to overweight small-cap stocks as well as extending its overweight to U.S stocks vs. international equity markets. The Fund also introduced specific exposure to the Emerging Markets and Technology markets through an allocation to HighMark's Enhanced Growth Fund. The Fund also initiated an overweight to high-yield bonds in April and recently introduced specific exposure to the Emerging Markets sector. The Fund's tilt favoring equities over bonds adversely impacted performance during the fiscal period, after providing significant value in prior years. However, other tilts offset most of the impact of the return differential between stocks and bonds.


                               26 | 1.800.433.6884

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                               (PERFORMANCE GRAPH)

            HighMark     HighMark     HighMark
            Growth &     Growth &     Growth &     60/35/5                  Lehman    Citigroup
             Income       Income       Income      Hybrid                  Brothers      Bond
           Allocation   Allocation   Allocation    of the                    U.S.      3-Month    Morningstar
              Fund,       Fund,         Fund,     following    S&P 500    Aggregate   Treasury      Moderate
            Fiduciary    Class A       Class C      three     Composite      Bond       Bill       Allocation
             Shares       Shares       Shares      indexes:    Index+++    Index+++    Index+++     Category
           ----------   ----------   ----------   ---------   ---------   ---------   ---------   -----------
10/12/04      10000         9450        10000       10000       10000       10000       10000        10000
7/31/05       10885        10286        10820       10786       11159       10226       10192        10992
7/31/06       11365        10740        11219       11216       11759       10375       10613        11534
7/31/07       12765        12039        12485       12546       13656       10952       11150        12953
7/31/08       11852        11146        11484       12000       12142       11626       11490        12155

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
                          --------   ----------   ----------   -------   -------
Fiduciary Shares            -7.15%      2.88%+       4.57%+     1.57%     1.24%
Class A Shares              -7.42%      2.71%        4.44%      1.83%     1.48%
Class A Shares w/load*     -12.52%      0.79%        2.90%      1.83%     1.48%
Class C Shares              -8.02%      2.00%        3.71%      2.33%     2.18%
Class C Shares w/load**     -8.90%      2.00%        3.71%      2.33%     2.18%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+ The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 5.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 27

(HIGHMARK(R) FUNDS LOGO)

INCOME PLUS ALLOCATION FUND (unaudited)

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                  54.0%
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        37.7
AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     4.3
FIXED INCOME REGISTERED INVESTMENT COMPANY                                2.1
EQUITY REGISTERED INVESTMENT COMPANIES                                    1.9

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Income Plus Allocation Fund (the "Fund") returned -2.66% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 30/65/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 0.82% over the same period.

FACTORS AFFECTING PERFORMANCE

Fear about a potential recession adversely impacted the nation's economy during the Fund's fiscal year. Markets reflected various uncertainties, in large part rooted in higher oil prices and weakness in the housing market, but the economic reality during the fiscal year was more robust than expected and these forces were not sufficient to cause a recession. Although measures of economic activity were generally better than expected, stocks underperformed bonds over the last year, largely due to the adverse performance of Financials. Write-offs of asset-backed and mortgage-backed securities had a transitory impact, undermining earnings in this particular sector. Despite these write-offs, valuation of the U.S. stock market overall remained compelling at a level that continually improved since January 2003, as S&P 500 earnings more than doubled while the index appreciated just 45%. Commodity prices increased over the last year, following higher energy prices, while the U.S. dollar also weakened over this period, boosting inflation concerns as well as international equity returns. The U.S. dollar improved somewhat in mid-March. Treasury bonds also remained particularly expensive.

The atypical mid-cycle slowdown, which appears to have slowed in the fourth quarter of fiscal 2007, started with low inventories, expanding capital investment, strong balance sheets, plentiful savings, healthy employment, contained inflation, low interest rates, accelerating exports, high productivity, robust profit margins and record earnings. Housing weakness and higher oil prices alone were not sufficient conditions for a recession, but deteriorating sentiment was fed by confusion, uncertainty and fear that helped propagate the liquidity squeeze.

The Fund remains overweight equities, favoring growth stocks and U.S. exposure over international stocks. In April, the Fund shifted to overweight small-cap stocks as well as extending its overweight to U.S stocks vs. international equity markets. The Fund also introduced specific exposure to the Emerging Markets and Technology markets through an allocation to HighMark's Enhanced Growth Fund. The Fund also initiated an overweight to high-yield bonds in April and recently introduced specific exposure to the Emerging Markets sector. The Fund's tilt favoring equities over bonds adversely impacted performance during the fiscal period, after providing significant value in prior years. However, other tilts offset most of the impact of the return differential between stocks and bonds.


                               28 | 1.800.433.6884

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

(PHOTO OF DAVID GOERZ)

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

                               (PERFORMANCE GRAPH)

            HighMark     HighMark     HighMark     30/65/5
             Income       Income       Income      Hybrid                   Lehman    Citigroup
              Plus         Plus         Plus         of                    Brothers     Bond
           Allocation   Allocation   Allocation      the         S&P         U.S.      3-Month     Morningstar
              Fund,       Fund,         Fund,     following      500      Aggregate   Treasury    Conservative
            Fiduciary    Class A       Class C      three     Composite      Bond       Bill       Allocation
             Shares+      Shares       Shares      indexes:    Index+++    Index+++    Index+++      Category
           ----------   ----------   ----------   ---------   ---------   ---------   ---------   ------------
10/12/04      10000         9550        10000       10000       10000       10000       10000         10000
7/31/05       10470         9999        10410       10507       11159       10226       10192         10581
7/31/06       10796        10310        10660       10801       11759       10375       10613         10955
7/31/07       11719        11176        11473       11739       13656       10952       11150         11830
7/31/08       11434        10879        11092       11835       12142       11626       11490         11528

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
                          --------   ----------   ----------   -------   -------
Fiduciary Shares           -2.43%       2.98%+      3.59%+      1.55%     1.18%
Class A Shares             -2.66%       2.85%       3.49%       1.75%     1.43%
Class A Shares w/load*     -7.04%       1.28%       2.24%       1.75%     1.43%
Class C Shares             -3.32%       2.14%       2.77%       2.25%     2.13%
Class C Shares w/load**    -4.25%       2.14%       2.77%       2.25%     2.13%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS.

+ The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 4.50% sales charge.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 29

(HIGHMARK(R) FUNDS LOGO)

BOND FUND (unaudited)

                                TOP TEN HOLDINGS+

                                                                          % OF
HOLDING                                                                PORTFOLIO
-------                                                                ---------
U.S. TREASURY INFLATION INDEX NOTE
   3.000%, 07/15/12                                                       5.9%
FNMA
   4.500%, 04/01/18                                                       5.0
FNMA
   5.500%, 03/01/20                                                       3.1
MIDAMERICAN ENERGY HOLDINGS,
   5.750%, 04/01/18                                                       2.5
FNMA
   5.000%, 08/01/34                                                       2.5
FNMA
   5.500%, 04/01/36                                                       2.4
WELLS FARGO MORTGAGE BACKED SECURITY TRUST,
   6.000%, 06/25/37                                                       2.3
FHLMC GOLD
   4.000%, 06/01/19                                                       2.2
LEHMAN MORTGAGE TRUST,
   SER 2007-8, CL 1A1,
   6.000%, 09/25/37                                                       2.1
FNMA
   5.500%, 11/01/33                                                       1.9

                                  FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                       41.5%
ASSET-BACKED SECURITIES                                                  12.9
FINANCIALS                                                               13.2
U.S. TREASURY OBLIGATIONS                                                 7.7
UTILITIES                                                                 5.9
CONSUMER DISCRETIONARY                                                    4.4
INFORMATION TECHNOLOGY                                                    2.6
HEALTH CARE                                                               2.5
TELECOMMUNICATION SERVICES                                                2.2
FOREIGN GOVERNMENTS                                                       2.2
INDUSTRIAL                                                                1.7
REGISTERED INVESTMENT COMPANY                                             1.7
CONSUMER STAPLES                                                          1.5

+ Excludes securities purchased with cash collateral received from securities lending.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Bond Fund (the "Fund") produced a total return of 5.42% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Lehman Brothers U.S. Aggregate Bond Index, returned 6.15% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions continued during the Fund's fiscal year. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate seven times during the period, from 5.25% to 2%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market. As job growth slowed and unemployment moved higher, inflation concerns once again gave way to concern over the economy.

The first quarter of 2008 saw its share of surprises, including the demise of Bear Stearns, which had previously survived the Great Depression, WWII and several other financial panics, as well as double-digit inflation and interest rates. Treasuries performed well for the majority of the reporting period, but interest rates reversed course in the second quarter of 2008 and increased across the board, especially for shorter-term securities. The credit markets shifted concern to the impact of a weaker dollar and continuing increases in commodity prices, particularly oil. Tightened bank lending standards and the contraction of available credit were clearly evident during the quarter, historical precedent for an economic slowdown. Continued weakness in the financial sector was highlighted by severe pressure on mono-line insurance companies, most notably Ambac and MBIA.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities for the majority of the reporting period. The Fund, which was overweight in non-treasury sectors during the reporting period, staged a strong relief rally in April and May, only to give back a portion of those gains, detracting from overall performance


                               30 | 1.800.433.6884

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

(PHOTO OF JACK MONTGOMERY)

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

                               (PERFORMANCE GRAPH)

                                                                    Lehman
           HighMark                     HighMark     HighMark      Brothers
          Bond Fund,   HighMark Bond   Bond Fund,   Bond Fund,       U.S.           Morningstar
           Fiduciary   Fund, Class A     Class B      Class C      Aggregate     Intermediate-Term
            Shares         Shares        Shares+      Shares+    Bond Index+++     Bond Category
          ----------   -------------   ----------   ----------   -------------   -----------------
7/31/98      10000          9775          10000        10000         10000              10000
7/31/99      10160          9924          10160        10160         10249              10137
7/31/00      10654         10409          10654        10654         10861              10594
7/31/01      12010         11737          11929        12010         12238              11849
7/31/02      12501         12210          12290        12501         13160              12420
7/31/03      13315         12983          12965        13315         13873              13166
 7/3/04      13938         13563          13446        13878         14544              13760
7/31/05      14544         14126          13893        14379         15241              14360
7/31/06      14702         14232          13901        14435         15463              14518
7/31/07      15495         14959          14517        15101         16323              15226
7/31/08      16335         15743          15160        15829         17327              15537

+++   Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   ----------   -------   -------
Fiduciary Shares             5.42%       3.94%       4.17%        5.03%        7.56%       0.99%     0.77%
Class A Shares               5.24%       3.68%       3.93%        4.88%        7.47%+      1.24%     1.02%
Class A Shares w/load*       2.83%       2.91%       3.45%        4.64%        7.37%+      1.24%     1.02%
Class B Shares               4.43%       2.96%       3.18%        4.25%+       7.23%+      1.74%     1.70%
Class B Shares w/load**     -0.57%       2.03%       2.84%        4.25%+       7.23%+      1.74%     1.70%
Class C Shares               4.82%       3.25%       3.52%+       4.70%+       7.42%+      1.49%     1.45%
Class C Shares w/load***     3.82%       3.25%       3.52%+       4.70%+       7.42%+      1.49%     1.45%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

* Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 31

(HIGHMARK(R) FUNDS LOGO)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (unaudited)

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING                                                                PORTFOLIO
-------                                                                ---------
ORANGE COUNTY, SANITATION DISTRICT, SER B, COP, FSA INSURED,
   CALLABLE 02/01/17 @ 100
   5.000%, 02/01/23                                                       2.2%
M-S-R PUBLIC POWER AUTHORITY, SAN JUAN PROJECT, SER I, RB, MBIA
   INSURED, CALLABLE 07/01/11 @ 100
   5.000%, 07/01/14                                                       2.1
EASTERN MUNICIPAL WATER DISTRICT, SER A, COP, FGIC INSURED,
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/17                                                       2.1
SAN MATEO, UNIFIED HIGH SCHOOL DISTRICT, ELECTION 2000, SER A, GO,
   FGIC INSURED, PREREFUNDED @ 100
   5.375%, 09/01/11                                                       1.9
METROPOLITAN, WATER DISTRICT OF SOUTHERN CALIFORNIA, SER A, RB,
   CALLABLE 07/01/11 @ 101
   5.375%, 07/01/12                                                       1.9
EASTERN MUNICIPAL WATER DISTRICT, SER A, COP, FGIC INSURED,
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/16                                                       1.8
SAN MATEO COUNTY, TRANSIT DISTRICT, SER A, RB, MBIA INSURED
   5.25%, 06/01/16                                                        1.8
CALIFORNIA STATE, DEPARTMENT OF TRANSPORTATION, FEDERAL HIGHWAY
   GRANT ANTICIPATION BONDS, SER A, RB, FGIC INSURED
   5.000%, 02/01/14                                                       1.8
LOS ANGELES, DEPARTMENT OF WATER & POWER, SER A-A-1, RB, MBIA
   INSURED, CALLABLE 07/01/11 @ 100
   5.25%, 07/01/13                                                        1.8
LOS ANGELES, UNIFIED SCHOOL DISTRICT, ELECTION 1997, SER E, GO,
   MBIA INSURED, PREREFUNDED @ 100
   5.500%, 07/01/10                                                       1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
REVENUE BONDS                                                            50.2%
GENERAL OBLIGATIONS                                                      34.4
CERTIFICATE PARTICIPATION                                                12.3
TAX ALLOCATION                                                            2.5
REGISTERED INVESTMENT COMPANY                                             0.6

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 4.96% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Lehman Brothers 7-Year Municipal Bond Index, returned 5.83% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's fiscal year was marked by turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate seven times during the period, from 5.25% to 2%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market.

For the reporting period, the yield on the Bond Buyer 20 Index increased, but relative value as a whole decreased. Households continued to be the largest holders of municipal bonds, followed by money market funds, mutual funds and property/casualty companies. The shorter part of the yield curve was an area of underperformance for the period. Shorter average life of the Fund's bonds, relative to those of its benchmark, was the primary contributing factor to the Fund's underperformance.


                               32 | 1.800.433.6884

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

(PHOTO OF ROBERT BIGELOW)

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                              (PERFORAMANCE GRAPH)

             HIGHMARK
            CALIFORNIA       HIGHMARK        HIGHMARK        HIGHMARK
           INTERMEDIATE     CALIFORNIA      CALIFORNIA      CALIFORNIA       LEHMAN           MORNINGSTAR
          TAX-FREE BOND    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE     BROTHERS           MUNICIPAL
              FUND,       TAX-FREE BOND   TAX-FREE BOND   TAX-FREE BOND      7-YEAR           CALIFORNIA
            FIDUCIARY     FUND, CLASS A   FUND, CLASS B   FUND, CLASS C     MUNICIPAL     INTERMEDIATE/SHORT
              SHARES          SHARES          SHARES+         SHARES+     BOND INDEX+++         CATEGORY
          -------------   -------------   -------------   -------------   -------------  -------------------
7/31/98       10000            9775           10000           10000            10000             10000
7/31/99       10354           10122           10354           10354            10327             10273
7/31/00       10838           10597           10761           10838            10801             10725
7/31/01       11697           11428           11500           11697            11791             11528
7/31/02       12385           12103           12057           12385            12633             12175
7/31/03       12701           12395           12247           12701            13122             12412
7/31/04       13168           12822           12574           13113            13799             12914
7/31/05       13529           13143           12794           13364            14346             13407
7/31/06       13752           13327           12871           13488            14654             13675
7/31/07       14196           13727           13166           13829            15232             14125
7/31/08       14900           14361           13677           14407            16120             14397

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                           --------   ----------   ----------   ----------   ----------   -------   -------
Fiduciary Shares             4.96%       3.28%       3.25%        4.07%        4.32%       1.00%     0.52%
Class A Shares               4.62%       3.00%       2.99%        3.92%        4.20%       1.25%     0.77%
Class A Shares w/load*       2.30%       2.23%       2.52%        3.69%        4.04%       1.25%     0.77%
Class B Shares               3.88%       2.25%       2.23%        3.18%+       3.72%+      1.75%     1.47%
Class B Shares w/load**     -1.12%       1.31%       1.88%        3.18%+       3.72%+      1.75%     1.47%
Class C Shares               4.18%       2.53%       2.55%+       3.72%+       4.08%+      1.50%     1.22%
Class C Shares w/load***     3.18%       2.53%       2.55%+       3.72%+       4.08%+      1.50%     1.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF THE STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE PREDECESSOR TO HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 2.25% sales charge.

**   Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 33

(HIGHMARK(R) FUNDS LOGO)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (unaudited)

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING                                                                PORTFOLIO
-------                                                                ---------
GEORGIA STATE, SER E, GO
   5.250%, 02/01/09                                                       3.7%
PHOENIX, GO PREREFUNDED @ 101
   5.000%, 07/01/09                                                       3.6
SEATTLE, LIMITED TAX, SER B, GO
   5.500%, 03/01/11                                                       3.0
MILWAUKEE, METROPOLITAN SEWAGE DISTRICT, SER A, GO
   5.500%, 10/01/08                                                       2.9
SEATTLE, WATER SYSTEM REVENUE, RB BAYERISH LANDESBANK
   LETTER OF CREDIT
   2.000%, 09/01/25                                                       2.9
SAN RAMON VALLEY, UNIFIED SCHOOL DISTRICT, GO, FSA INSURED
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                                                       2.6
UTAH STATE, BOARD REGENTS AUXILIARY & CAMPUS FACILITIES
   REVENUE, SER A, RB, MBIA INSURED CALLABLE 04/01/15 @ 100
   5.000%, 04/01/17                                                       2.3
PIERCE COUNTY, GO AMBAC INSURED CALLABLE 08/01/15 @ 100
   5.125%, 08/01/16                                                       2.2
KING COUNTY, SCHOOL DISTRICT NO. 410, GO, FGIC INSURED
   5.500%, 12/01/10                                                       2.0
TEXAS STATE, UNIVERSITY SYSTEMS REVENUE FINANCING SYSTEM
   RB, FSA INSURED PREREFUNDED @ 100
   4.800%, 03/15/10                                                       1.8

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
GENERAL OBLIGATIONS                                                      54.1%
REVENUE BONDS                                                            40.6
CERTIFICATE OF PARTICIPATION                                              2.3
TAX ALLOCATION                                                            1.6
REGISTERED INVESTMENT COMPANY                                             1.4

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.06% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Lehman Brothers 7-Year Municipal Bond Index, returned 5.83% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's fiscal year was marked by turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate seven times during the period, from 5.25% to 2%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market.

For the reporting period, the yield on the Bond Buyer 20 Index increased, but relative value as a whole decreased. Households continued to be the largest holders of municipal bonds, followed by money market funds, mutual funds and property/casualty companies. The shorter part of the yield curve was an area of underperformance for the period. Shorter average life of the Fund's bonds, relative to those of its benchmark, was the primary contributing factor to the Fund's underperformance.


                               34 | 1.800.433.6884

                                    (GRAPHIC)

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

(PHOTO OF ROBERT BIGELOW)

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                              (PERFORMANCE GRAPH)

                                                                      MORNINGSTAR
          HIGHMARK NATIONAL   HIGHMARK NATIONAL                        MUNICIPAL
          INTERMEDIATE TAX-   INTERMEDIATE TAX-    LEHMAN BROTHERS     NATIONAL
           FREE BOND FUND,     FREE BOND FUND,    7-YEAR MUNICIPAL   INTERMEDIATE
          FIDUCIARY SHARES+    CLASS A SHARES+      BOND INDEX++       CATEGORY
          -----------------   -----------------   ----------------   ------------
7/31/98         10000                9775                10000           10000
7/31/99         10210                9956                10327           10196
7/31/00         10542               10254                10801           10503
7/31/01         11403               11071                11791           11428
7/31/02         12021               11631                12633           12021
7/31/03         12346               11918                13122           12286
7/31/04         12738               12267                13799           12826
7/31/05         13047               12534                14346           13311
7/31/06         13300               12745                14654           13544
7/31/07         13794               13175                15232           13984
7/31/08         14492               13822                16120           14362

++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                    ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                         ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                          RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
                         --------   ----------   ----------   ----------   ----------   -------   -------
Fiduciary Shares           5.06%       3.56%        3.26%       3.78%+       4.85%+      1.01%     0.30%
Class A Shares             4.91%       3.32%        3.01%       3.53%+       4.59%+      1.25%     0.55%
Class A Shares w/load*     2.55%       2.53%        2.54%       3.29%+       4.47%+      1.25%     0.55%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF THE UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

*    Reflects 2.25% sales charge.


                           WWW.HIGHMARKFUNDS.COM | 35

(HIGHMARK(R) FUNDS LOGO)

SHORT TERM BOND FUND (unaudited)

                                TOP TEN HOLDINGS+

                                                                          % OF
HOLDING                                                                PORTFOLIO
-------                                                                ---------
GNMA, CMO REMIC,
   SER 52, CL A
   4.287%, 01/16/30                                                       3.4%
FNMA
   5.500%, 12/01/18                                                       3.3
CITIBANK CREDIT CARD MASTER TRUST,
   SER 1999-2, CL A
   5.875%, 03/10/11                                                       2.9
U.S. TREASURY INFLATION INDEX NOTE
   3.000%, 07/15/12                                                       2.5
FNMA, CMO REMIC,
   SER 17, CL HD
   4.500%, 03/25/17                                                       2.4
FNMA
   5.500%, 08/1/15                                                        2.1
BANK OF AMERICA
   5.875%, 02/15/09                                                       1.9
CITIGROUP
   6.200%, 03/15/09                                                       1.9
MERRILL LYNCH MORTGAGE TRUST,
   SER 2002-MW1, CL A3
   5.403%, 07/12/34                                                       1.9
HSBC BANK USA
   3.875%, 09/15/09                                                       1.9

                                  FUND SECTORS+

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                                           41.7%
ASSET-BACKED SECURITIES                                                  18.9
FINANCIALS                                                               12.2
UTILITIES                                                                 5.8
CONSUMER DISCRETIONARY                                                    4.4
ENERGY                                                                    3.6
CONSUMER STAPLES                                                          2.9
U.S. TREASURY OBLIGATION                                                  2.5
HEALTH CARE                                                               1.9
REGISTERED INVESTMENT
   COMPANIES                                                              1.6
INFORMATION TECHNOLOGY                                                    1.5
TELECOMMUNICATIONS                                                        1.0
FOREIGN GOVERNMENT                                                        1.0
INDUSTRIAL                                                                1.0

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

PERFORMANCE

For the fiscal year ended July 31, 2008, HighMark Short Term Bond Fund (the "Fund") produced a total return of 5.21% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index, returned 6.22% for the same period.

FACTORS AFFECTING PERFORMANCE

Turmoil in the housing market, higher oil prices, a weak equity market and steep losses at a number of Wall Street institutions continued during the Fund's fiscal year. As a result, the Federal Reserve continued to ease monetary policy, cutting the federal funds rate seven times during the period, from 5.25% to 2%. Liquidity in the financial markets was constrained, although pressure eased near the end of 2007 with the Federal Reserve's decision to make more short-term funds available to the market. As job growth slowed and unemployment moved higher, inflation concerns once again gave way to concern over the economy.

The first quarter of 2008 saw its share of surprises, including the demise of Bear Stearns, which had previously survived the Great Depression, WWII and several other financial panics, as well as double-digit inflation and interest rates. Treasuries performed well for the majority of the reporting period, but interest rates reversed course in the second quarter of 2008 and increased across the board, especially for shorter-term securities. The credit markets shifted concern to the impact of a weaker dollar and continuing increases in commodity prices, particularly oil. Tightened bank lending standards and the contraction of available credit were clearly evident during the quarter, historical precedent for an economic slowdown. Continued weakness in the financial sector was highlighted by severe pressure on mono-line insurance companies, most notably Ambac and MBIA.

Credit quality was a key factor in the performance of the Fund, as lower quality securities underperformed higher quality securities for much of the reporting period. The Fund was underweight in treasuries, which detracted from performance.


                               36 | 1.800.433.6884

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

(PHOTO OF JACK MONTGOMERY)

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

           HighMark                      HighMark
          Short Term   HighMark Short   Short Term    Lehman Brothers
          Bond Fund,      Term Bond     Bond Fund,     1-3 Year U.S.     Morningstar
          Fiduciary    Fund, Class A      Class C    Government/Credit    Short Bond
            Shares         Shares         Shares+      Bond Index+++       Category
          ----------   --------------   ----------   -----------------   -----------
11/2/04      10000           9775          10000           10000            10000
7/31/05      10034           9792          10028           10045            10063
7/31/06      10306          10033          10226           10346            10306
7/31/07      10801          10478          10648           10898            10782
7/31/08      11363          10995          11121           11576            10916

+++  Indexes are unmanaged and do not incur fees, expenses or other costs.

                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
                          --------   ----------   ----------   -------   -------
Fiduciary Shares            5.21%       4.24%       3.47%       0.92%     0.68%
Class A Shares              4.93%       3.93%       3.19%       1.16%     0.93%
Class A Shares w/load*      2.53%       3.14%       2.56%       1.16%     0.93%
Class C Shares              4.44%       3.51%       2.88%+      1.42%     1.38%
Class C Shares w/load**     3.44%       3.51%       2.88%+      1.42%     1.38%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the peroid covered by this report.

* Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**   Reflects maximum CDSC of 1.00%.


                           WWW.HIGHMARKFUNDS.COM | 37

(HIGHMARK(R) FUNDS LOGO)

CALIFORNIA TAX-FREE MONEY MARKET FUND* (unaudited)

                                  FUND SECTORS

                      CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
REVENUE BONDS                                                            78.7%
GENERAL OBLIGATIONS                                                      10.3
TAX AND REVENUE ANTICIPATION NOTES                                        3.7
TAX EXEMPT COMMERCIAL PAPER                                               3.6
CERTIFICATES OF PARTICIPATION                                             3.5
REGISTERED INVESTMENT COMPANIES                                           0.2

                          DIVERSIFIED MONEY MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
CERTIFICATES OF DEPOSIT                                                  49.7%
COMMERCIAL PAPER                                                         39.7
CORPORATE OBLIGATIONS                                                     9.7
REPURCHASE AGREEMENT                                                      0.6
VARIABLE RATE DEMAND NOTES                                                0.3

                        U.S. GOVERNMENT MONEY MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS                                       55.2%
REPURCHASE AGREEMENTS                                                    25.9
VARIABLE RATE DEMAND NOTES                                               18.9

                      100% U.S. TREASURY MONEY MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
------                                                                 ---------
U.S. TREASURY BILLS                                                      86.8%
U.S. TREASURY NOTES                                                      13.2

PERFORMANCE

As of July 31, 2008, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 2.41% (Fiduciary Shares). Using a combined federal and California state income tax rate of 34.30%, the seven-day effective yield is equivalent to a 3.67% taxable yield.

FACTORS AFFECTING PERFORMANCE

The Federal Reserve lowered short-term interest rates from 5.25% to 2% during the Fund's reporting period. Economic growth slowed as the housing sector contraction continued and higher energy prices weighed on household spending. The housing market negatively impacted many other financial industries, including major commercial banks and municipal bond insurers. Municipal note yields decreased from 3.68% to 1.59%, reflecting the high demand for the new issuance of annual cash flow notes from municipal issuers. The Fund positioned itself with a shorter weighted average maturity during the period, in which variable-rate notes outperformed fixed-rate assets.

California's long term ratings from the three major rating agencies were unchanged at A1/A+/A+ during the reporting period.

As of July 31, 2008, the Fund's weighted average maturity was 21 days.

* An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**   The seven-day effective yields, as of July 31, 2008, are as follows:

                                        CLASS A   CLASS S
                                         SHARES    SHARES
                                        -------   -------
California Tax-Free Money Market Fund    2.16%     1.90%


                               38 | 1.800.433.6884

TAXABLE MONEY MARKET FUNDS* (unaudited)

PERFORMANCE

As of July 31, 2008, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 1.22% (Fiduciary Shares). HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 1.93% (Fiduciary Shares), and HighMark Diversified Money Market Fund posted a seven-day effective yield of 2.28% (Fiduciary Shares).

FACTORS AFFECTING PERFORMANCE

The financial market turmoil that began in July 2007 continued during the funds' fiscal year. Credit and liquidity pressure spread from the home mortgage market to the automobile financing and credit card sectors. The Federal Reserve lowered short-term interest rates from 5.25% to 2% over the reporting period. Beginning in May 2008, tax rebate checks were issued to help stimulate the domestic economy and offset rising energy prices.

In this environment, investors placed a premium on safety, bidding up the price of short-term U.S. Treasury securities and driving yields to record low levels. A scarcity of supply in the first half of the funds' fiscal year magnified these price pressures. Shortly after the government mailing of the stimulus checks, issuance of new U.S. Treasury debt rose, as did yields.

HighMark 100% U.S. Treasury Money Market Fund experienced a sizable inflow of cash in the second half of the fund's reporting period. The fund invested in shorter maturity Treasury bills in lieu of locking in low yields in longer instruments. However, market volatility persisted longer than anticipated and created a drag on the performance of the fund.

HighMark U.S. Government Money Market Fund experienced lower market yields in the first half of the reporting period. Although the fund extended the average life of the portfolio, it primarily held to its barbell strategy for most of the year, balancing longer issues with overnight repurchase agreement transactions. Quality was a major concern when making purchases for HighMark U.S. Government Money Market Fund and HighMark Diversified Money Market Fund. The funds successfully avoided major risk areas, balancing safety and liquidity with yield.

The portfolio of HighMark Diversified Money Market Fund was extended in the second half of 2007 as short-term interest declined, and the fund maintained this extension throughout the reporting period.

* An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**   The seven-day effective yields, as of July 31, 2008, are as follows:

                                       CLASS A   CLASS B   CLASS C   CLASS S
                                        SHARES    SHARES    SHARES    SHARES
                                       -------   -------   -------   -------
Diversified Money Market Fund           2.03%      n/a       n/a      1.78%
U.S. Government Money Market Fund       1.67%     0.97%     1.22%     1.42%
100% U.S. Treasury Money Market Fund    0.97%      n/a       n/a      0.72%

The yields reflect voluntary waivers in place with the Distributor; without such waivers, yields would be lower (see Note 3 in notes to financial statements).


                           WWW.HIGHMARKFUNDS.COM | 39

(HIGHMARK(R) FUNDS LOGO)

DISCLOSURE OF FUND EXPENSES (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                                             BEGINNING     ENDING        NET      EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               2/1/08     7/31/08       RATIOS     PERIOD*
                                             ---------   ---------   ----------   --------
BALANCED FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  949.80      0.97%      $ 4.70
Class A Shares ...........................    1,000.00      949.20      1.22%        5.91
Class B Shares ...........................    1,000.00      946.30      1.79%        8.66
Class C Shares ...........................    1,000.00      946.10      1.82%        8.81
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,020.04      0.97%      $ 4.87
Class A Shares ...........................    1,000.00    1,018.80      1.22%        6.12
Class B Shares ...........................    1,000.00    1,015.96      1.79%        8.97
Class C Shares ...........................    1,000.00    1,015.81      1.82%        9.12
COGNITIVE VALUE FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  999.00      1.06%      $ 5.27
Class A Shares ...........................    1,000.00      997.10      1.50%        7.45
Class C Shares ...........................    1,000.00      995.00      2.10%       10.42
Class M Shares ...........................    1,000.00      999.00      1.06%        5.27
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,019.59      1.06%      $ 5.32
Class A Shares ...........................    1,000.00    1,017.40      1.50%        7.52
Class C Shares ...........................    1,000.00    1,014.42      2.10%       10.52
Class M Shares ...........................    1,000.00    1,019.59      1.06%        5.32

                                             BEGINNING     ENDING        NET      EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               2/1/08     7/31/08       RATIOS     PERIOD*
                                             ---------   ---------   ----------   --------
CORE EQUITY FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  931.30      0.90%      $ 4.32
Class A Shares ...........................    1,000.00      930.60      1.19%        5.71
Class B Shares ...........................    1,000.00      927.20      1.78%        8.53
Class C Shares ...........................    1,000.00      927.40      1.74%        8.34
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,020.39      0.90%      $ 4.52
Class A Shares ...........................    1,000.00    1,018.95      1.19%        5.97
Class B Shares ...........................    1,000.00    1,016.01      1.78%        8.92
Class C Shares ...........................    1,000.00    1,016.21      1.74%        8.72
ENHANCED GROWTH FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  975.80      1.02%      $ 5.01
Class A Shares ...........................    1,000.00      974.50      1.42%        6.97
Class C Shares ...........................    1,000.00      972.10      2.03%        9.95
Class M Shares ...........................    1,000.00      976.80      1.01%        4.96
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,019.79      1.02%      $ 5.12
Class A Shares ...........................    1,000.00    1,017.80      1.42%        7.12
Class C Shares ...........................    1,000.00    1,014.77      2.03%       10.17
Class M Shares ...........................    1,000.00    1,019.84      1.01%        5.07


                               40 | 1.800.433.6884

                                             BEGINNING     ENDING        NET      EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               2/1/08     7/31/08      RATIOS      PERIOD*
                                             ---------   ---------   ----------   --------
INTERNATIONAL OPPORTUNITIES FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  959.30      1.38%      $ 6.72
Class A Shares ...........................    1,000.00      958.00      1.57%        7.64
Class C Shares ...........................    1,000.00      954.30      2.27%       11.03
Class M Shares ...........................    1,000.00      959.30      1.26%        6.14
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,018.00      1.38%      $ 6.92
Class A Shares ...........................    1,000.00    1,017.06      1.57%        7.87
Class C Shares ...........................    1,000.00    1,013.58      2.27%       11.36
Class M Shares ...........................    1,000.00    1,018.60      1.26%        6.32
LARGE CAP GROWTH FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  947.00      0.95%      $ 4.60
Class A Shares ...........................    1,000.00      945.10      1.23%        5.95
Class B Shares ...........................    1,000.00      942.40      1.81%        8.74
Class C Shares ...........................    1,000.00      942.50      1.83%        8.84
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,020.14      0.95%      $ 4.77
Class A Shares ...........................    1,000.00    1,018.75      1.23%        6.17
Class B Shares ...........................    1,000.00    1,015.86      1.81%        9.07
Class C Shares ...........................    1,000.00    1,015.76      1.83%        9.17
LARGE CAP VALUE FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  904.80      0.91%      $ 4.31
Class A Shares ...........................    1,000.00      903.70      1.17%        5.54
Class B Shares ...........................    1,000.00      901.00      1.75%        8.27
Class C Shares ...........................    1,000.00      901.40      1.78%        8.41
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,020.34      0.91%      $ 4.57
Class A Shares ...........................    1,000.00    1,019.05      1.17%        5.87
Class B Shares ...........................    1,000.00    1,016.16      1.75%        8.77
Class C Shares ...........................    1,000.00    1,016.01      1.78%        8.92
SMALL CAP ADVANTAGE FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $1,027.50      1.23%      $ 6.20
Class A Shares ...........................    1,000.00    1,026.20      1.54%        7.76
Class C Shares ...........................    1,000.00    1,022.50      2.15%       10.81
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,018.75      1.23%      $ 6.17
Class A Shares ...........................    1,000.00    1,017.21      1.54%        7.72
Class C Shares ...........................    1,000.00    1,014.17      2.15%       10.77

                                             BEGINNING     ENDING        NET      EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               2/1/08     7/31/08      RATIOS      PERIOD*
                                             ---------   ---------   ----------   --------
SMALL CAP VALUE FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  963.20      1.36%      $ 6.64
Class A Shares ...........................    1,000.00      961.40      1.61%        7.85
Class B Shares ...........................    1,000.00      959.00      2.21%       10.76
Class C Shares ...........................    1,000.00      958.80      2.18%       10.62
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,018.10      1.36%      $ 6.82
Class A Shares ...........................    1,000.00    1,016.86      1.61%        8.07
Class B Shares ...........................    1,000.00    1,013.87      2.21%       11.07
Class C Shares ...........................    1,000.00    1,014.02      2.18%       10.92
VALUE MOMENTUM
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  908.90      0.95%      $ 4.51
Class A Shares ...........................    1,000.00      907.30      1.21%        5.74
Class B Shares ...........................    1,000.00      904.90      1.80%        8.53
Class C Shares ...........................    1,000.00      905.60      1.72%        8.15
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,020.14      0.95%      $ 4.77
Class A Shares ...........................    1,000.00    1,018.85      1.21%        6.07
Class B Shares ...........................    1,000.00    1,015.91      1.80%        9.02
Class C Shares ...........................    1,000.00    1,016.31      1.72%        8.62
CAPITAL GROWTH ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  949.50      0.33%      $ 1.60
Class A Shares ...........................    1,000.00      948.30      0.60%        2.91
Class C Shares ...........................    1,000.00      944.70      1.31%        6.33
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,023.22      0.33%      $ 1.66
Class A Shares ...........................    1,000.00    1,021.88      0.60%        3.02
Class C Shares ...........................    1,000.00    1,018.35      1.31%        6.57
DIVERSIFIED EQUITY ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  940.70      0.39%      $ 1.88
Class A Shares ...........................    1,000.00      940.00      0.63%        3.04
Class C Shares ...........................    1,000.00      937.00      1.36%        6.55
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.92      0.39%      $ 1.96
Class A Shares ...........................    1,000.00    1,021.73      0.63%        3.17
Class C Shares ...........................    1,000.00    1,018.10      1.36%        6.82


                           WWW.HIGHMARKFUNDS.COM | 41

(HIGHMARK(R) FUNDS LOGO)

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                             BEGINNING     ENDING        NET      EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               2/1/08     7/31/08      RATIOS      PERIOD*
                                             ---------   ---------   ----------   --------
GROWTH & INCOME ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  961.90      0.35%       $1.71
Class A Shares ...........................    1,000.00      960.50      0.60%        2.92
Class C Shares ...........................    1,000.00      957.40      1.31%        6.38
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,023.12      0.35%       $1.76
Class A Shares ...........................    1,000.00    1,021.88      0.60%        3.02
Class C Shares ...........................    1,000.00    1,018.35      1.31%        6.57
INCOME PLUS ALLOCATION FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  977.60      0.41%       $2.02
Class A Shares ...........................    1,000.00      976.40      0.67%        3.29
Class C Shares ...........................    1,000.00      973.00      1.38%        6.77
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.82      0.41%       $2.06
Class A Shares ...........................    1,000.00    1,021.53      0.67%        3.37
Class C Shares ...........................    1,000.00    1,018.00      1.38%        6.92
BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  992.10      0.77%       $3.81
Class A Shares ...........................    1,000.00      991.70      1.02%        5.05
Class B Shares ...........................    1,000.00      987.40      1.70%        8.40
Class C Shares ...........................    1,000.00      988.60      1.45%        7.17
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,021.03      0.77%       $3.87
Class A Shares ...........................    1,000.00    1,019.79      1.02%        5.12
Class B Shares ...........................    1,000.00    1,016.41      1.70%        8.52
Class C Shares ...........................    1,000.00    1,017.65      1.45%        7.27
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  999.00      0.52%       $2.58
Class A Shares ...........................    1,000.00      996.80      0.75%        3.72
Class B Shares ...........................    1,000.00      993.20      1.46%        7.24
Class C Shares ...........................    1,000.00      994.80      1.23%        6.10
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.28      0.52%       $2.61
Class A Shares ...........................    1,000.00    1,021.13      0.75%        3.77
Class B Shares ...........................    1,000.00    1,017.60      1.46%        7.32
Class C Shares ...........................    1,000.00    1,018.75      1.23%        6.17
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $  999.30      0.30%       $1.49
Class A Shares ...........................    1,000.00      998.20      0.50%        2.48
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,023.37      0.30%       $1.51
Class A Shares ...........................    1,000.00    1,022.38      0.50%        2.51

                                             BEGINNING     ENDING        NET      EXPENSES
                                              ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                               VALUE       VALUE       EXPENSE     DURING
                                               2/1/08     7/31/08      RATIOS      PERIOD*
                                             ---------   ---------   ----------   --------
SHORT TERM BOND FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $1,009.30      0.65%       $3.25
Class A Shares ...........................    1,000.00    1,007.90      0.93%        4.64
Class C Shares ...........................    1,000.00    1,005.60      1.37%        6.83
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,021.63      0.65%       $3.27
Class A Shares ...........................    1,000.00    1,020.24      0.93%        4.67
Class C Shares ...........................    1,000.00    1,018.05      1.37%        6.87
CALIFORNIA TAX-FREE MONEY MARKET FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $1,010.60      0.50%       $2.50
Class A Shares ...........................    1,000.00    1,009.40      0.75%        3.75
Class S Shares ...........................    1,000.00    1,008.10      1.00%        4.99
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.38      0.50%       $2.51
Class A Shares ...........................    1,000.00    1,021.13      0.75%        3.77
Class S Shares ...........................    1,000.00    1,019.89      1.00%        5.02
DIVERSIFIED MONEY MARKET FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $1,013.30      0.55%       $2.75
Class A Shares ...........................    1,000.00    1,012.10      0.80%        4.00
Class S Shares ...........................    1,000.00    1,010.80      1.05%        5.25
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.13      0.55%       $2.77
Class A Shares ...........................    1,000.00    1,020.89      0.80%        4.02
Class S Shares ...........................    1,000.00    1,019.64      1.05%        5.27
U.S. GOVERNMENT MONEY MARKET FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $1,010.70      0.55%       $2.75
Class A Shares ...........................    1,000.00    1,009.50      0.80%        4.00
Class B Shares ...........................    1,000.00    1,006.20      1.46%        7.28
Class C Shares ...........................    1,000.00    1,007.20      1.25%        6.24
Class S Shares ...........................    1,000.00    1,008.20      1.05%        5.24
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.13      0.55%       $2.77
Class A Shares ...........................    1,000.00    1,020.89      0.80%        4.02
Class B Shares ...........................    1,000.00    1,017.60      1.46%        7.32
Class C Shares ...........................    1,000.00    1,018.65      1.25%        6.27
Class S Shares ...........................    1,000.00    1,019.64      1.05%        5.27
100% U.S. TREASURY MONEY MARKET FUND
ACTUAL FUND RETURN
Fiduciary Shares .........................   $1,000.00   $1,005.80      0.55%       $2.74
Class A Shares ...........................    1,000.00    1,004.60      0.80%        3.99
Class S Shares ...........................    1,000.00    1,003.30      1.05%        5.23
HYPOTHETICAL
Fiduciary Shares .........................   $1,000.00   $1,022.13      0.55%       $2.77
Class A Shares ...........................    1,000.00    1,020.89      0.80%        4.02
Class S Shares ...........................    1,000.00    1,019.64      1.05%        5.27

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).


                               42 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BALANCED FUND

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - 67.6%+
CONSUMER DISCRETIONARY - 5.1%
   Coach *                                                   3,725   $    95,025
   Comcast, Cl A                                            11,023       227,294
   Kohl's *                                                  3,962       166,047
   Lamar Advertising, Cl A * (A)                             6,885       261,492
   News, Cl B (A)                                           17,370       253,776
   Nordstrom (A)                                             3,800       109,212
   Staples                                                   8,635       194,288
   Starbucks *                                               4,460        65,517
   Tiffany & Co. (A)                                         3,755       141,901
                                                                     -----------
                                                                       1,514,552
                                                                     -----------
CONSUMER STAPLES - 9.6%
   Altria Group                                              5,605       114,062
   Avon Products                                             3,005       127,412
   Cadbury PLC, SP ADR                                       2,160       102,319
   CVS Caremark                                             12,305       449,133
   Kellogg                                                   4,315       228,954
   PepsiCo                                                   6,725       447,616
   Philip Morris International                               5,585       288,465
   Procter & Gamble                                         11,945       782,159
   Wal-Mart Stores                                           5,285       309,807
                                                                     -----------
                                                                       2,849,927
                                                                     -----------
ENERGY - 11.0%
   Cameron International *                                   5,370       256,471
   Exxon Mobil                                              12,903     1,037,788
   Occidental Petroleum                                      5,375       423,711
   Schlumberger                                              3,160       321,056
   Suncor Energy                                            13,170       717,765
   Tenaris ADR (A)                                           1,800       108,450
   Ultra Petroleum * (A)                                     2,400       171,312
   XTO Energy                                                4,935       233,080
                                                                     -----------
                                                                       3,269,633
                                                                     -----------
FINANCIALS - 7.7%
   American Express                                          5,300       196,736
   American International Group                             10,907       284,127
   Bank of America                                          10,455       343,970
   Goldman Sachs Group (A)                                   1,110       204,284
   Hanover Insurance Group                                   7,375       316,535
   JPMorgan Chase                                           12,488       507,387
   Morgan Stanley                                            4,055       160,091
   Wells Fargo                                               9,285       281,057
                                                                     -----------
                                                                       2,294,187
                                                                     -----------
HEALTH CARE - 7.2%
   Abbott Laboratories                                       9,245       520,863
   Boston Scientific *                                      20,195       240,119
   Gilead Sciences *                                         5,605       302,558

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Hospira *                                                 4,385   $   167,332
   Johnson & Johnson                                         3,310       226,636
   Medtronic                                                 4,940       260,980
   Novartis ADR                                              7,120       422,572
                                                                     -----------
                                                                       2,141,060
                                                                     -----------
INDUSTRIAL - 6.8%
   Danaher (A)                                               9,355       745,126
   Emerson Electric                                          5,090       247,883
   General Electric                                         17,940       507,523
   Rockwell Automation                                       5,935       264,167
   United Technologies                                       4,095       261,998
                                                                     -----------
                                                                       2,026,697
                                                                     -----------
INFORMATION TECHNOLOGY - 12.3%
   Applied Materials                                        14,210       246,117
   Cisco Systems *                                          23,740       522,043
   Citrix Systems *                                          7,745       206,327
   Corning                                                  10,650       213,107
   EMC *                                                     7,655       114,902
   Google, Cl A *                                              780       369,525
   Intel                                                    21,945       486,960
   Intersil, Cl A                                           18,385       443,630
   Linear Technology (A)                                     3,500       108,675
   Microchip Technology                                      4,000       127,720
   Microsoft                                                10,050       258,486
   Nokia ADR (A)                                             6,750       184,410
   Oracle *                                                 10,455       225,096
   Symantec *                                                7,825       164,873
                                                                     -----------
                                                                       3,671,871
                                                                     -----------
MATERIALS - 3.3%
   Alcoa                                                     6,405       216,169
   Praxair                                                   6,965       652,829
   Weyerhaeuser                                              2,125       113,603
                                                                     -----------
                                                                         982,601
                                                                     -----------
TELECOMMUNICATION SERVICES - 1.3%
   Verizon Communications                                   11,645       396,396
                                                                     -----------
UTILITIES - 3.3%
   Cleco (A)                                                17,475       439,147
   Exelon                                                    2,340       183,971
   ITC Holdings (A)                                          3,345       174,341
   Wisconsin Energy                                          4,260       192,211
                                                                     -----------
                                                                         989,670
                                                                     -----------
   Total Common Stock
      (Cost $18,509,412)                                              20,136,594
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 43

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BALANCED FUND (CONTINUED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 12.7%
   FHLMC Gold
      6.500%, 11/01/09                                  $    9,332   $     9,457
      6.000%, 09/01/17                                     107,454       109,704
      6.000%, 02/01/28                                      58,998        59,881
      5.500%, 08/01/21                                     209,814       210,531
      5.000%, 10/01/20                                      44,605        43,991
      4.500%, 03/01/18                                      41,011        39,907
      4.500%, 05/01/19                                      56,254        54,590
   FHLMC, CMO REMIC, Ser 1626, Cl PT
      6.000%, 12/15/08                                       7,565         7,556
   FNMA
      8.000%, 08/01/24                                       4,511         4,894
      8.000%, 05/01/25                                      18,455        20,034
      8.000%, 07/01/26                                       6,299         6,831
      7.500%, 09/01/26                                       5,735         6,187
      7.000%, 09/01/25                                       8,645         9,155
      7.000%, 07/01/26                                      17,090        18,099
      7.000%, 09/01/26                                       7,748         8,206
      7.000%, 12/01/27                                      21,705        22,986
      6.500%, 05/01/14                                      59,090        61,407
      6.500%, 03/01/24                                       6,490         6,736
      6.500%, 01/01/28                                      25,214        26,154
      6.500%, 05/01/29                                      16,114        16,704
      6.000%, 08/01/14                                      91,107        93,247
      6.000%, 02/01/17                                     110,610       113,392
      6.000%, 03/01/28                                      20,077        20,359
      6.000%, 03/01/28                                      52,537        53,274
      6.000%, 05/01/28                                      23,361        23,689
      5.500%, 12/01/17                                     111,564       112,922
      5.500%, 11/01/33                                     220,241       216,832
      5.500%, 04/01/36                                     233,668       229,430
      5.000%, 12/01/17                                      36,411        36,172
      5.000%, 04/01/18                                     188,746       187,445
      5.000%, 05/01/18                                     206,004       204,584
      5.000%, 11/01/18                                      15,547        15,439
      5.000%, 03/01/34                                     271,543       259,666
      5.000%, 02/01/36                                     122,459       116,797
      4.500%, 02/01/19                                     129,388       126,128
      4.500%, 05/01/19                                     325,051       315,845
      4.500%, 06/01/19                                      43,906        42,662
      4.500%, 07/01/20                                     270,204       262,552
      4.000%, 09/01/18                                      30,842        29,054
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                                     166,302       164,040

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
   GNMA
      7.500%, 05/15/24                                  $   12,455   $    13,388
      7.500%, 09/15/25                                       6,964         7,491
      7.500%, 09/15/26                                      10,993        11,823
      7.500%, 01/15/27                                      10,490        11,278
      7.000%, 02/15/26                                      22,624        24,209
      7.000%, 08/15/26                                       9,384        10,042
      7.000%, 10/15/27                                      24,002        25,673
      7.000%, 03/15/29                                      28,046        29,964
      6.500%, 09/15/08                                         399           401
      6.500%, 06/15/23                                       4,809         4,988
      6.500%, 04/15/26                                      12,015        12,461
      6.500%, 05/15/28                                      26,276        27,251
      6.500%, 01/15/29                                      33,399        34,616
      6.000%, 11/15/08                                       1,134         1,137
      6.000%, 02/15/29                                     137,032       139,287
      6.000%, 04/15/29                                      62,436        63,464
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $3,774,700)                                                3,784,012
                                                                     -----------
CORPORATE OBLIGATIONS - 13.1%
CONSUMER DISCRETIONARY - 1.6%
   Comcast Cable Communications
      6.875%, 06/15/09                                     150,000       153,733
   MGM Mirage
      8.500%, 09/15/10                                      50,000        48,125
   News America
      5.300%, 12/15/14                                     100,000        98,512
   Time Warner Entertainment
      8.375%, 03/15/23                                     175,000
                                                                         186,725
                                                                     -----------
                                                                         487,095
                                                                     -----------
CONSUMER STAPLES - 0.7%
   General Mills
      5.700%, 02/15/17                                     100,000        98,476
   Safeway
      7.500%, 09/15/09                                     100,000
                                                                         103,047
                                                                     -----------
                                                                         201,523
                                                                     -----------
FINANCIALS - 5.1%
   Associates
      6.950%, 11/01/18                                     175,000       176,536
   Bank of America
      5.650%, 05/01/18                                     150,000       140,018
   Citigroup
      6.200%, 03/15/09                                     150,000       150,936

    The accompanying notes are an integral part of the financial statements.


                               44 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BALANCED FUND (CONTINUED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
CORPORATE OBLIGATIONS - (CONTINUED)
   Financials - (continued)
   GE Global Insurance
      7.750%, 06/15/30                                  $  200,000   $   202,586
   HSBC Bank USA
      3.875%, 09/15/09                                     100,000        99,602
   JPMorgan Chase Bank
      6.000%, 10/01/17                                     125,000       121,381
   Lehman Brothers Holdings, MTN
      5.625%, 01/24/13                                     125,000       116,859
   Merrill Lynch, MTN (A)
      6.150%, 04/25/13                                     150,000       143,049
   Morgan Stanley
      6.750%, 04/15/11                                     200,000       203,273
   Wachovia
      3.625%, 02/17/09                                     175,000       173,577
                                                                     -----------
                                                                       1,527,817
                                                                     -----------
FOREIGN GOVERNMENTS - 1.4%
   Hydro Quebec, Ser HY
      8.400%, 01/15/22                                     100,000       130,261
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                     250,000       269,750
                                                                     -----------
                                                                         400,011
                                                                     -----------
HEALTH CARE - 1.0%
   Abbott Laboratories
      5.600%, 11/30/17                                     100,000       100,858
   HCA
      7.875%, 02/01/11                                      40,000        39,600
   United Health Group
      5.250%, 03/15/11                                     150,000       148,460
                                                                     -----------
                                                                         288,918
                                                                     -----------
INDUSTRIAL - 0.5%
   General Electric
      5.000%, 02/01/13                                     150,000       150,828
                                                                     -----------
INFORMATION TECHNOLOGY - 0.5%
   International Business Machines
      6.500%, 01/15/28                                     100,000       102,106
      5.700%, 09/14/17                                      50,000        50,741
                                                                     -----------
                                                                         152,847
                                                                     -----------
TELECOMMUNICATION SERVICES - 0.5%
   Bell Atlantic Maryland
      8.000%, 10/15/29                                      75,000        79,299
   New England Telephone & Telegraph
      7.875%, 11/15/29                                      50,000        51,666
                                                                     -----------
                                                                         130,965
                                                                     -----------

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
CORPORATE OBLIGATIONS - (CONTINUED)
Utilities - 1.8%
   Baltimore Gas & Electric, MTN, Ser G
      5.780%, 10/01/08                                  $  150,000   $   150,431
   MidAmerican Energy Holdings (B)
      5.750%, 04/01/18                                     200,000       197,061
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                     200,000       196,030
                                                                     -----------
                                                                         543,522
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $4,005,345)                                                3,883,526
                                                                     -----------
MASTER NOTE - 2.1%
   Bear Stearns (C)
      2.388%, 09/11/08                                     625,000       625,000
                                                                     -----------
   Total Master Note
      (Cost $625,000)                                                    625,000
                                                                     -----------
ASSET-BACKED SECURITIES - 4.5%
   CenterPoint Energy Transition Bond Co. II
      Ser A, Cl A3
      5.090%, 02/01/14                                     225,000       229,261
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                                     201,472       197,569
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                                      15,000        15,229
   CS First Boston Mortgage Securities,
      Ser 2005-C1, Cl A4 (D)
      5.014%, 02/15/38                                     150,000       141,480
   Lehman Mortgage Trust,
      Ser 2007-8, Cl 1A1
      6.000%, 09/25/37                                     285,938       249,570
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                                     125,000       125,588
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                                     120,000       119,388
   Wells Fargo Mortgage Backed Securities Trust,
      Ser 2007-7, Cl A1
      6.000%, 06/25/37                                     276,534       266,683
                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $1,378,428)                                                1,344,768
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 45

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BALANCED FUND (CONCLUDED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
REPURCHASE AGREEMENTS- 7.8%
   Credit Suisse
      2.080%, dated 07/31/08, matures on 08/01/08,
         repurchase price $449,331 (collateralized by
         a U.S. Treasury Bill obligation, par value
         $470,000, 2.065%, 07/30/09, total market
         value $459,569)                                $  449,305   $   449,305
   Dresdner Securities (C)
      2.288%, dated 07/31/08, matures on 08/01/08,
         repurchase price $750,048 (collateralized by
         portions of various corporate obligations,
         ranging in par value from $950,000 -
         $25,000,000, 0.000% - 4.880%, 11/14/08 -
         03/01/10, total market value $787,561)            750,000       750,000
   Greenwich Capital (C)
      2.338%, dated 07/31/08, matures on 08/01/08,
         repurchase price $1,000,065 (collateralized
         by portions of various asset-backed
         obligations, ranging in par value from
         $90,000 - $30,000,000, 0.000% - 5.510%,
         03/15/10 - 12/15/16, total market value
         $1,050,024)                                     1,000,000     1,000,000
   Lehman Brothers (C)
      2.268%, dated 07/31/08, matures on 08/01/08,
         repurchase price $121,677 (collateralized by
         portions of various corporate obligations,
         ranging in par value from $2,000,000 -
         $12,315,000, 5.020% - 5.800%, 07/09/09 -
         03/15/11, total market value $127,755)            121,669       121,669
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $2,320,974)                                                2,320,974
                                                                     -----------
TOTAL INVESTMENTS - 107.8%
   (Cost $30,613,859)                                                 32,094,874
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - (7.8)%                              (2,324,553)
                                                                     -----------
NET ASSETS - 100.0%                                                  $29,770,321
                                                                     ===========

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $2,400,843.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JULY 31, 2008 WAS $197,061 AND REPRESENTED 0.7% OF NET ASSETS.

(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(D)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

CMO - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN - MEDIUM TERM NOTE

PLC - PUBLIC LIABILITY COMPANY

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER - SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.


                               46 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

COGNITIVE VALUE FUND

Description                                               Shares        Value
----------------------------------------------------   -----------   -----------
COMMON STOCK - 96.3%+
CONSUMER DISCRETIONARY - 11.1%
   AnnTaylor Stores* (A)                                    10,900   $   245,795
   ATC Technology*                                          13,200       331,584
   Bob Evans Farms                                           7,600       217,664
   California Coastal Communities* (A)                      43,500       133,110
   Cato, Cl A                                               13,000       232,570
   Charlotte Russe Holding* (A)                             18,000       233,280
   Core-Mark Holding* (A)                                    8,700       236,901
   Culp*                                                    28,800       178,560
   Dollar Tree Stores*                                       9,400       352,500
   Family Dollar Stores (A)                                 17,700       412,410
   G-III Apparel Group* (A)                                 17,500       280,525
   Gentex                                                   24,300       375,678
   Hastings Entertainment*                                  27,000       229,770
   Interactive Data (A)                                      9,100       262,080
   International Speedway, Cl A (A)                         12,600       463,554
   Jack in the Box*                                         11,200       241,696
   Lacrosse Footwear                                        14,800       236,356
   Matthews International                                    5,100       254,541
   Meredith (A)                                              9,000       230,040
   Movado Group (A)                                         15,500       333,250
   National Presto Industries                                3,300       235,884
   Navarre* (A)                                            111,100       183,315
   Penske Automotive Group (A)                              23,400       311,220
   Perry Ellis International*                               14,200       308,850
   Phillips-Van Heusen                                      11,800       417,720
   QEP*                                                     39,400       255,706
   RG Barry*                                                31,800       241,362
   Shiloh Industries                                        24,400       242,292
   Snap-on                                                   8,000       450,320
   Stage Stores (A)                                         12,750       188,955
   Steiner Leisure* (A)                                     16,700       516,030
   Strattec Security                                         6,400       211,072
   Warnaco Group* (A)                                       17,000       713,150
   Wolverine World Wide                                     12,500       334,125
   World Wrestling Entertainment, Cl A (A)                  21,100       345,829
                                                                     -----------
                                                                      10,437,694
                                                                     -----------
CONSUMER STAPLES - 4.4%
   Alliance One International* (A)                          64,100       286,527
   Casey's General Stores                                   13,600       334,560
   Corn Products International                              16,900       786,019
   Diamond Foods                                            11,500       279,680
   JM Smucker                                                7,700       375,298
   Lancaster Colony                                          8,400       273,084
   Longs Drug Stores (A)                                     5,400       252,450
   NBTY*                                                    12,500       431,125
   Oil-Dri Corp of America                                  14,000       241,080
   Omega Protein*                                           28,700       448,868
   Pricesmart (A)                                           17,300       405,685
                                                                     -----------
                                                                       4,114,376
                                                                     -----------

Description                                               Shares        Value
----------------------------------------------------   -----------   -----------
COMMON STOCK - (continued)+
ENERGY - 8.1%
   Bois d'Arc Engery* (A)                                   24,500   $   536,550
   CE Franklin*                                             29,300       292,707
   Concho Resources*                                        17,000       556,750
   Dresser-Rand Group*                                      16,800       640,080
   Gulf Island Fabrication                                  14,500       643,075
   Knightsbridge Tankers (A)                                16,500       529,815
   Lufkin Industries                                        10,400       927,680
   Magellan Petroleum*                                     169,466       215,222
   Mariner Energy*                                          17,100       452,466
   NATCO Group, Cl A* (A)                                    5,400       257,310
   Newpark Resources* (A)                                   55,400       405,528
   Rosetta Resources*                                       20,200       477,124
   Stone Energy* (A)                                        10,700       545,914
   T-3 Energy Services, Cl 3*                                3,700       253,709
   Union Drilling* (A)                                      20,600       396,756
   W&T Offshore                                             12,400       548,824
                                                                     -----------
                                                                       7,679,510
                                                                     -----------
FINANCIALS - 20.3%
   American Physicians Capital                               5,800       288,724
   American Physicians Service Group                        11,100       230,325
   Amerisafe*                                               23,300       423,361
   Aspen Insurance Holdings                                 31,200       792,168
   Bancorpsouth (A)                                         13,000       276,900
   Brandywine Realty Trust REIT                             28,000       449,400
   Cash America International                               21,400       902,224
   Centrue Financial                                        22,700       261,050
   City Holding                                             13,900       618,272
   Columbia Banking System                                  13,600       205,496
   Community Trust Bancorp (A)                              13,100       403,742
   Eastern Insurance Holdings                               16,100       251,643
   Endurance Specialty Holdings                             17,800       544,680
   Entertainment Properties Trust REIT (A)                   8,300       445,212
   Extra Space Storage REIT                                 18,200       257,894
   First Financial (A)                                       7,900       295,144
   First Financial Bancorp (A)                              24,400       275,720
   First Financial Bankshares (A)                            6,100       279,929
   First Merchants (A)                                      12,700       266,700
   First Niagara Financial Group                            16,800       235,032
   First Security Group                                     28,400       207,036
   FNB (A)                                                  18,900       214,137
   Hallmark Financial Services*                             24,000       232,080
   Harleysville Group (A)                                   20,500       730,415
   Heritage Financial                                       14,900       220,520
   International Bancshares (A)                             28,200       693,720
   Investment Technology Group*                              7,100       211,154
   Kite Realty Group Trust REIT (A)                         18,100       224,802
   LTC Properties REIT (A)                                  18,100       529,063
   Mercer Insurance Group                                   14,600       247,324

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 47

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

COGNITIVE VALUE FUND (CONTINUED)

Description                                               Shares        Value
----------------------------------------------------   -----------   -----------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   MetroCorp Bancshares                                     19,600   $   226,772
   MicroFinancial                                           44,400       204,240
   National Health Investors REIT (A)                       17,400       537,486
   Navigators Group*                                        11,200       532,672
   Nicholas Financial* (A)                                  39,300       214,185
   Northrim BanCorp                                         12,800       203,776
   Odyssey Re Holdings (A)                                   9,800       382,886
   Omega Healthcare Investors REIT                          14,200       245,234
   One Liberty Properties REIT (A)                          13,600       231,200
   Oppenheimer Holdings, Cl A                               10,600       315,668
   Platinum Underwriters Holdings                           12,200       440,420
   PMC Commercial Trust REIT                                28,400       224,928
   Procentury (A)                                           17,500       287,875
   PS Business Parks REIT (A)                               10,300       541,780
   Riverview Bancorp                                        31,200       188,136
   S&T Bancorp (A)                                          12,700       425,958
   Seabright Insurance Holdings*                            19,300       221,950
   Simmons First National, Cl A (A)                         11,400       339,150
   Specialty Underwriters' Alliance*                        43,700       216,315
   SWS Group (A)                                            14,000       264,880
   United Fire & Casualty                                    7,200       195,624
   United Western Bancorp (A)                               17,600       210,672
   Urstadt Biddle Properties, Cl A REIT (A)                 14,300       236,665
   Whitney Holding (A)                                      16,200       333,072
   Wilmington Trust (A)                                     14,400       339,408
   Winthrop Realty Trust REIT (A)                           78,600       316,758
                                                                     -----------
                                                                      19,091,577
                                                                     -----------
HEALTH CARE - 7.1%
   Allied Healthcare International*                        154,500       295,095
   Allion Healthcare*                                       42,900       248,391
   AMN Healthcare Services* (A)                             12,400       234,360
   Analogic                                                  8,250       603,735
   Continucare* (A)                                        108,100       256,197
   Dynacq Healthcare* (A)                                   41,300       172,634
   Hanger Orthopedic Group*                                 22,900       390,445
   Harvard Bioscience* (A)                                  48,800       243,024
   HealthTronics*                                           57,500       183,425
   Kewaunee Scientific                                      13,046       145,593
   Lannett* (A)                                             61,800       238,548
   Medcath* (A)                                             16,800       313,656
   Mediware Information Systems*                            40,400       237,956
   Osteotech*                                               32,600       187,776
   Owens & Minor (A)                                         4,700       215,824
   Pediatrix Medical Group*                                  4,400       214,060
   RehabCare Group* (A)                                     13,500       223,560
   Res-Care* (A)                                            24,700       453,492
   STERIS                                                   20,700       707,319

Description                                               Shares        Value
----------------------------------------------------   -----------   -----------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - (CONTINUED)
   Theragenics*                                             69,800   $   252,676
   Thermage*                                               102,100       245,040
   Varian*                                                  13,400       661,960
                                                                     -----------
                                                                       6,724,766
                                                                     -----------
INDUSTRIAL - 19.8%
   Ampco-Pittsburgh                                         12,700       552,196
   Apogee Enterprises                                       19,000       328,320
   Applied Industrial Technologies (A)                      14,600       390,112
   Atlas Air Worldwide Holdings* (A)                        10,500       505,365
   CDI (A)                                                  33,000       679,140
   Chart Industries* (A)                                    15,200       804,384
   CIRCOR International                                      4,100       244,196
   Columbus McKinnon* (A)                                    9,000       231,390
   Comfort Systems USA                                      55,600       737,256
   COMSYS IT Partners* (A)                                  24,000       246,000
   Crane                                                    19,200       681,600
   Ducommun (A)                                              8,800       241,208
   Ecology And Environment, Cl A                            23,800       262,990
   EMCOR Group*                                             23,700       713,844
   Ennis (A)                                                19,300       298,185
   EnPro Industries* (A)                                    13,200       475,332
   Espey Manufacturing & Electronics                        13,500       284,175
   Gardner Denver*                                          15,700       715,920
   Hubbell, Cl B                                            21,400       902,224
   ICF International* (A)                                   26,400       500,016
   Integrated Electrical Services* (A)                      12,400       242,668
   Interface, Cl A (A)                                      21,900       259,515
   Kansas City Southern*                                    14,100       775,500
   Korn/Ferry International* (A)                            23,900       418,250
   Kreisler Manufacturing* (A)                              19,500       233,025
   Lennox International                                     13,400       478,380
   Lincoln Electric Holdings                                 8,700       699,045
   LSI Industries (A)                                       25,200       232,596
   Marten Transport*                                        24,200       503,844
   Meadow Valley*                                           26,000       275,600
   MSC Industrial Direct, Cl A (A)                           5,000       238,500
   Mueller Industries (A)                                   21,100       541,637
   Nashua*                                                  26,200       222,700
   Omega Navigation Enterprises, Cl A (A)                   14,400       225,360
   Robbins & Myers                                           8,900       451,853
   Simclar* (A)                                             65,600       272,896
   SkyWest                                                  31,500       479,430
   SL Industries*                                           13,800       188,370
   Steelcase, Cl A (A)                                      26,000       258,960
   Tecumseh Products, Cl A* (A)                             13,300       435,575
   TeleTech Holdings*                                       39,900       542,640
   Todd Shipyards                                           16,700       261,021

    The accompanying notes are an integral part of the financial statements.


                               48 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

COGNITIVE VALUE FUND (CONTINUED)

Description                                               Shares        Value
----------------------------------------------------   -----------   -----------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   U.S. Home Systems* (A)                                   50,400   $   190,512
   Watson Wyatt Worldwide                                    7,900       457,726
                                                                     -----------
                                                                      18,679,456
                                                                     -----------
INFORMATION TECHNOLOGY - 13.0%
   ADDvantage Technologies Group*                           69,600       178,176
   Aetrium*                                                 76,500       266,220
   Alliance Fiber Optic Products* (A)                      161,500       226,100
   Analysts International*                                 159,900       254,241
   ATMI*                                                    10,100       227,553
   Celestica* (A)                                           42,700       339,465
   Communications Systems (A)                               25,100       269,323
   CSP*                                                     41,500       238,210
   Datalink*                                                60,500       371,470
   DDi*                                                     42,200       251,090
   EMS Technologies* (A)                                    11,900       246,449
   FARO Technologies* (A)                                    9,600       227,520
   Forgent Networks*                                        26,564         7,704
   Forrester Research* (A)                                  14,800       498,760
   Global Cash Access Holdings*                             36,000       215,640
   GSI Technology*                                          80,100       312,390
   GTSI*                                                    31,400       226,394
   Hypercom*                                                50,900       247,374
   Integrated Silicon Solution*                             43,900       199,306
   Mattson Technology*                                      56,200       253,462
   MKS Instruments*                                         27,600       568,560
   Optical Cable*                                           35,800       236,280
   Park Electrochemical (A)                                 22,700       575,218
   Peerless Systems*                                       122,400       222,768
   Pegasystems (A)                                          29,800       441,934
   Perceptron*                                              24,300       194,400
   Performance Technologies*                                52,500       242,550
   Pfsweb* (A)                                              43,381       179,164
   Power Integrations* (A)                                  17,100       467,172
   Progress Software*                                       12,800       376,704
   Rimage*                                                  14,500       219,965
   Rofin-Sinar Technologies* (A)                             6,400       216,704
   S1* (A)                                                  50,500       410,060
   Semtech*                                                 19,000       276,830
   SMTC* (A)                                               152,500       321,775
   Soapstone Networks*                                      42,800       181,472
   Spectrum Control*                                        24,300       176,175
   SumTotal Systems*                                        52,400       235,276
   Telular* (A)                                             77,700       230,769
   Teradyne*                                                29,000       271,730
   Tessco Technologies*                                     17,000       251,090
   Trio Tech International                                  33,300       166,500
   Viasat* (A)                                              10,600       244,118

Description                                               Shares        Value
----------------------------------------------------   -----------   -----------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Virtusa* (A)                                             30,800   $   201,124
   Zones*                                                   32,400       270,540
                                                                     -----------
                                                                      12,235,725
                                                                     -----------
MATERIALS - 7.4%
   American Pacific*                                        15,200       250,800
   Aptargroup                                               14,900       576,630
   Carpenter Technology                                      5,600       216,720
   Core Molding Technologies*                               38,100       255,270
   Cytec Industries                                          5,900       318,954
   Glatfelter (A)                                           37,500       548,250
   Hawkins                                                  18,200       264,628
   HB Fuller (A)                                            20,200       505,000
   Horsehead Holding* (A)                                   18,300       223,260
   Innospec (A)                                             23,200       411,568
   Kaiser Aluminum (A)                                       3,800       200,450
   Lubrizol                                                  4,900       244,020
   Quaker Chemical (A)                                       8,200       245,016
   Rock-Tenn, Cl A (A)                                      18,300       650,565
   RPM International                                        34,100       699,050
   Sonoco Products                                          14,000       456,680
   Stepan (A)                                                8,000       458,880
   UFP Technologies*                                        23,200       198,128
   Universal Stainless & Alloy Products* (A)                 8,000       305,280
                                                                     -----------
                                                                       7,029,149
                                                                     -----------
TELECOMMUNICATION SERVICES - 0.5%
   D&E Communications                                       26,100       232,551
   Syniverse Holdings*                                      15,300       247,860
                                                                     -----------
                                                                         480,411
                                                                     -----------
UTILITIES - 4.6%
   Atmos Energy (A)                                         32,400       857,628
   El Paso Electric*                                        31,000       640,460
   Florida Public Utilities                                 19,400       236,680
   Laclede Group (A)                                        16,600       704,006
   Maine & Maritimes*                                        5,500       242,935
   Northwest Natural Gas (A)                                 8,400       380,100
   NSTAR (A)                                                15,100       481,086
   Piedmont Natural Gas (A)                                 14,600       390,988
   South Jersey Industries                                  10,200       380,461
                                                                     -----------
                                                                       4,314,344
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $91,304,801)                                              90,787,008
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 49

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

COGNITIVE VALUE FUND (CONCLUDED)

Description                                             Shares/Par      Value
----------------------------------------------------   -----------   -----------
REGISTERED INVESTMENT COMPANIES - 3.2%
   iShares Russell 2000 Value Index Fund                    16,900   $ 1,119,963
   iShares S&P SmallCap 600 Value Index Fund                15,600     1,022,268
   Rydex S&P Smallcap 600 Pure Value ETF                    28,500       845,880
                                                                     -----------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $2,856,323)                                                2,988,111
                                                                     -----------
BANK NOTE - 1.4%
   Wells Fargo Bank
      2.420%, 08/25/08                                 $ 1,300,000     1,300,000
   TOTAL BANK NOTE
      (Cost $1,300,000)                                                1,300,000
                                                                     -----------
CERTIFICATES OF DEPOSIT - YANKEE - 4.1%
   Bank of Scotland (B)
      2.430%, 08/22/08                                   1,300,000     1,300,000
   BNP Paribas (B)
      2.420%, 08/25/08                                   1,300,000     1,300,000
   Raboabnk Nederland NV (B)
      2.420%, 08/26/08                                   1,300,000     1,300,000
                                                                     -----------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $3,900,000)                                                3,900,000
                                                                     -----------
MASTER NOTE - 1.3%
   Bear Stearns (B)
      2.388%, 09/11/08                                   1,250,000     1,250,000
                                                                     -----------
   TOTAL MASTER NOTE
      (Cost $1,250,000)                                                1,250,000
                                                                     -----------
REPURCHASE AGREEMENTS - 22.9%
   Credit Suisse
      2.080%, dated 07/31/08, matures on 08/01/08,
      repurchase price $460,421 (collateralized by a
      U.S. Treasury Bill obligation, par value
      $485,000, 0.000%, 07/30/09, total market
      value $473,942)                                      460,394       460,394

Description                                                Par          Value
----------------------------------------------------   -----------   -----------
REPURCHASE AGREEMENTS - (CONTINUED)
   Dresdner Securities (B)
      2.288%, dated 07/31/08, matures on 08/01/08,
      repurchase price $4,750,302 (collateralized by
      various corporate obligations, ranging in par
      value from $950,000 - $25,000,000, 0.000%
      -4.880%, 11/14/08 - 03/01/10, total market
      value $4,987,889)                                $ 4,750,000   $ 4,750,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08, matures on 08/01/08,
      repurchase price $16,001,039 (collateralized
      by various asset backed obligations, ranging
      in par from $90,000 - $30,000,000, 0.000%
      -5.510%, 03/15/10 - 12/15/16, total market
      value $16,800,385)                                16,000,000    16,000,000
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures on 08/01/08,
      repurchase price $324,803 (collateralized by
      various corporate obligations, ranging in par
      value from $2,000,000 - $12,315,000, 5.020% -
      5.800%, 07/09/09 - 03/15/11, total market
      value $341,030)                                      324,783       324,783
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $21,535,177)                                              21,535,177
                                                                     -----------
TOTAL INVESTMENTS - 129.2%
   (Cost $122,146,301)                                               121,760,296
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - (29.2)%                            (27,536,192)
                                                                     -----------
NET ASSETS - 100.0%                                                  $94,224,104
                                                                     ===========

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $25,521,708.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS

ETF - EXCHANGE TRADED FUND

REIT - REAL ESTATE INVESTMENT TRUST

S&P - STANDARD & POOR'S

    The accompanying notes are an integral part of the financial statements.


                               50 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CORE EQUITY FUND

Description                                              Shares         Value
----------------------------------------------------   ----------   ------------
COMMON STOCK - 99.6%+
CONSUMER DISCRETIONARY - 8.4%
   Autoliv                                                 11,100   $    433,344
   Best Buy                                                19,900        790,428
   Brinker International                                   31,400        577,446
   Home Depot                                              69,095      1,646,534
   Limited Brands                                          32,800        540,872
   Liz Claiborne                                           18,500        241,795
   Macy's                                                  83,400      1,568,754
   Starwood Hotels & Resorts Worldwide                     21,100        723,519
   Target                                                  11,800        533,714
   Time Warner                                             84,500      1,210,040
   Walt Disney                                             10,600        321,710
                                                                    ------------
                                                                       8,588,156
                                                                    ------------
CONSUMER STAPLES - 10.9%
   ConAgra Foods                                          112,300      2,434,664
   Constellation Brands, Cl A*                             27,900        600,408
   Kimberly-Clark                                          27,305      1,579,048
   Pepsi Bottling Group                                    51,200      1,425,920
   Safeway (A)                                             11,100        296,592
   Sara Lee                                                36,700        501,322
   Wal-Mart Stores                                         72,200      4,232,364
                                                                    ------------
                                                                      11,070,318
                                                                    ------------
ENERGY - 11.7%
   BP PLC, SP ADR                                          29,400      1,806,336
   Chevron                                                 37,900      3,204,824
   ConocoPhillips                                          48,830      3,985,504
   Nabors Industries*(A)                                   57,700      2,103,742
   Patterson-UTI Energy                                    30,600        869,652
                                                                    ------------
                                                                      11,970,058
                                                                    ------------
FINANCIALS - 14.8%
   Allstate                                                57,000      2,634,540
   American International Group                            20,400        531,420
   Bank of America                                         47,180      1,552,222
   Capital One Financial (A)                                7,900        330,694
   Chubb                                                    8,300        398,732
   CIT Group (A)                                           53,400        452,832
   Genworth Financial, Cl A                                14,300        228,371
   Goldman Sachs Group                                     19,610      3,609,024
   Hartford Financial Services Group                        7,300        462,747
   JPMorgan Chase                                          71,520      2,905,858
   Keycorp                                                 24,900        262,695
   MetLife                                                 22,300      1,132,171
   Wells Fargo                                             17,800        538,806
                                                                    ------------
                                                                      15,040,112
                                                                    ------------

Description                                              Shares         Value
----------------------------------------------------   ----------   ------------
COMMON STOCK - (CONTINUED)+
HEALTH CARE - 13.0%
   AmerisourceBergen                                       13,900   $    581,993
   Amgen*                                                  51,900      3,250,497
   Boston Scientific*                                      70,000        832,300
   Forest Laboratories*                                    31,100      1,104,361
   GlaxoSmithKline PLC, SP ADR                             25,300      1,177,968
   Pfizer                                                 153,309      2,862,279
   UnitedHealth Group                                      69,000      1,937,520
   WellPoint*                                              29,200      1,531,540
                                                                    ------------
                                                                      13,278,458
                                                                    ------------
INDUSTRIAL - 11.5%
   Boeing                                                  21,800      1,332,198
   Cooper Industries, Cl A                                  8,500        358,445
   General Electric                                        82,255      2,326,994
   Northrop Grumman                                        36,460      2,457,039
   Parker Hannifin                                         36,150      2,229,732
   Ryder System                                            45,400      2,994,584
                                                                    ------------
                                                                      11,698,992
                                                                    ------------
INFORMATION TECHNOLOGY - 19.4%
   Affiliated Computer Services, Cl A*                     37,800      1,821,960
   Applied Materials                                       21,600        374,112
   Computer Sciences*                                      23,300      1,103,721
   EMC*                                                   159,700      2,397,097
   Intel                                                  141,540      3,140,773
   International Business Machines                         33,660      4,307,807
   Jabil Circuit (A)                                       79,400      1,291,044
   LSI*                                                    74,700        518,418
   Microsoft                                               22,025        566,483
   Symantec*                                              198,900      4,190,823
                                                                    ------------
                                                                      19,712,238
                                                                    ------------
MATERIALS - 3.6%
   Alcoa                                                   46,840      1,580,850
   Dow Chemical                                            63,500      2,115,185
                                                                    ------------
                                                                       3,696,035
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.1%
   Verizon Communications                                  91,800      3,124,872
                                                                    ------------
UTILITIES - 3.2%
   Dominion Resources                                      23,200      1,024,976
   DTE Energy                                              37,800      1,549,044
   Nisource                                                15,700        268,156
   Pinnacle West Capital                                   12,000        402,840
                                                                    ------------
                                                                       3,245,016
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $106,522,600)                                            101,424,255
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 51

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CORE EQUITY FUND (CONCLUDED)

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
CERTIFICATES OF DEPOSIT - YANKEE - 0.4%
   Bank of Scotland (B)
      2.430%, 08/22/08                                 $  150,000   $    150,000
   BNP Paribas (B)
      2.420%, 08/25/08                                    150,000        150,000
   Rabobank Nederland NV (B)
      2.420%, 08/26/08                                    150,000        150,000
                                                                    ------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $450,000)                                                    450,000
                                                                    ------------
BANK NOTE - 0.2%
   Wells Fargo (B)
      2.420%, 08/25/08                                    150,000        150,000
                                                                    ------------
   TOTAL BANK NOTE
      (Cost $150,000)                                                    150,000
                                                                    ------------
REPURCHASE AGREEMENTS - 2.3%
   Dresdner Securities (B)
      2.288%, dated 07/31/08, matures on
      08/01/08, repurchase price $300,019
      (collateralized by various corporate
      obligations, ranging in par value from
      $950,000 - $25,000,000, 0.000% -4.880%,
      11/14/08 - 03/01/10, total market
      value $315,025)                                     300,000        300,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08, matures on
      08/01/08, repurchase price $1,750,114
      (collateralized by various asset-backed
      obligations, ranging in par value from
      $90,000 - $30,000,000,
      0.000% - 5.510%,
      03/15/10 - 12/15/16,
      total market value $1,837,542)                    1,750,000      1,750,000
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures on
      08/01/08, repurchase price $304,630
      (collateralized by various corporate
      obligations, ranging in par value from
      $2,000,000 - $12,315,000,
      5.020% -5.800%,
      07/09/09 - 03/15/11,
      total market value $319,849)                        304,611        304,611
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $2,354,611)                                                2,354,611
                                                                    ------------
   TOTAL INVESTMENTS - 102.5%
      (Cost $109,477,211)                                           $104,378,866
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (2.5)%                           (2,570,145)
                                                                    ------------
   NET ASSETS - 100.0%                                              $101,808,721
                                                                    ============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW BROAD SECTORS ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $2,785,712.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

PLC - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

    The accompanying notes are an integral part of the financial statements.


                               52 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

ENHANCED GROWTH FUND

Description                                             Shares         Value
---------------------------------------------------   ----------   -------------
COMMON STOCK - 94.3%+
CONSUMER DISCRETIONARY - 1.8%
   Amazon.com*                                            11,400   $     870,276
   Comcast, Cl A                                          30,000         618,600
   Garmin ++(A)                                           14,100         502,947
   IAC/InterActiveCorp*                                   18,250         318,645
                                                                   -------------
                                                                       2,310,468
                                                                   -------------
HEALTH CARE - 9.7%
   Alcon ++                                                5,500         948,365
   Allergan                                               14,000         727,020
   Amylin Pharmaceuticals* (A)                            13,000         410,150
   BioMarin Pharmaceuticals*                              25,000         813,750
   Celgene*                                               16,000       1,207,840
   Cephalon* (A)                                          12,500         914,500
   Cerner* (A)                                            15,900         710,094
   ev3* (A)                                               45,000         434,250
   Genentech*                                              5,000         476,250
   Genzyme*                                               10,000         766,500
   Hologic* (A)                                           30,000         554,100
   Medicines* (A)                                         30,000         666,300
   Schering-Plough                                        39,000         822,120
   Spectranetics* (A)                                     30,000         268,500
   Thermo Fisher Scientific*                              13,000         786,760
   Varian Medical Systems*                                16,000         960,000
   Xenoport* (A)                                          15,000         687,300
                                                                   -------------
                                                                      12,153,799
                                                                   -------------
INDUSTRIAL - 0.3%
   Monster Worldwide* (A)                                 18,400         326,416
                                                                   -------------
INFORMATION TECHNOLOGY - 81.1%
   Accenture, Cl A ++                                     35,000       1,461,600
   Activision Blizzard* (A)                               24,600         885,108
   Adobe Systems*                                         50,000       2,067,500
   Akamai Technologies* (A)                               10,050         234,567
   Altera                                                 53,000       1,163,350
   Amdocs* ++                                             34,900       1,061,309
   Amkor Technology* (A)                                  43,050         377,118
   Analog Devices                                         21,650         660,541
   Anixter International* (A)                              6,450         438,793
   Apple*                                                 31,400       4,991,030
   Applied Materials                                      85,000       1,472,200
   Arrow Electronics*                                      9,700         312,534
   ASML Holding, Cl G ++                                  41,777         952,098
   AU Optronics ADR (A)                                   16,485         186,279
   Autodesk*                                              13,500         430,515
   Automatic Data Processing                              29,800       1,272,758
   Avnet*                                                 26,000         708,760
   BMC Software*                                          12,700         417,703
   Broadcom, Cl A*                                        64,600       1,569,134
   Cadence Design Systems* (A)                            41,900         309,641

Description                                             Shares         Value
---------------------------------------------------   ----------   -------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Check Point Software Technologies* ++                  28,500   $     650,655
   Ciena* (A)                                             12,000         248,040
   Cisco Systems*                                        177,000       3,892,230
   Citrix Systems*                                        15,000         399,600
   Cognizant Technology Solutions, Cl A*                  35,300         990,871
   CommScope*                                             11,500         512,785
   Comtech Telecommunications*                             3,000         147,390
   Comverse Technology*                                   42,000         629,160
   Corning                                               138,200       2,765,382
   Cypress Semiconductor*                                 20,000         545,000
   Dell*                                                  52,400       1,287,468
   eBay*                                                  55,700       1,401,969
   Electronic Arts*                                       28,000       1,209,040
   EMC*                                                  115,300       1,730,653
   F5 Networks*                                           16,000         466,400
   Fiserv*                                                14,000         669,480
   Flextronics International* ++                          62,000         553,660
   GigaMedia* ++ (A)                                      20,200         253,712
   Google, Cl A*                                           8,925       4,228,219
   Harris                                                 13,150         633,172
   Hewlett-Packard                                        97,700       4,376,960
   Immersion* (A)                                         22,000         155,100
   Intel                                                 166,050       3,684,650
   International Business Machines                        31,750       4,063,365
   Intersil, Cl A                                         38,600         931,418
   Intuit*                                                21,750         594,427
   Juniper Networks*                                      71,500       1,861,145
   Kla-Tencor                                             25,000         939,750
   Lam Research* (A)                                      25,900         851,851
   Linear Technology (A)                                  21,950         681,548
   Marvell Technology Group* ++ (A)                       58,500         865,215
   Maxim Integrated Products                              28,900         567,596
   McAfee*                                                32,500       1,064,375
   MEMC Electronic Materials*                             22,450       1,037,414
   Microchip Technology (A)                               18,000         574,740
   Microsoft                                             186,750       4,803,210
   National Semiconductor                                 34,300         718,585
   Network Appliance*                                     39,700       1,014,335
   Nintendo ADR (A)                                       20,300       1,234,886
   Nokia ADR                                              67,500       1,844,100
   Novatel Wireless* (A)                                  10,000          93,500
   Nvidia*                                                52,425         599,742
   Oracle*                                               122,000       2,626,660
   Paychex                                                17,900         589,268
   Qualcomm                                               76,600       4,239,044
   Quality Systems (A)                                    21,000         689,850
   Red Hat* (A)                                           37,700         806,026
   Research In Motion* ++                                 25,000       3,070,500

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 53

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

ENHANCED GROWTH FUND (CONTINUED)

Description                                           Shares/Par       Value
--------------------------------------------------   -----------   -------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   Salesforce.com* (A)                                    15,750   $   1,004,693
   Samsung Electronics GDR+++                              3,000         835,500
   SanDisk*                                               13,250         186,825
   SAP ADR (A)                                            25,400       1,468,374
   Siliconware Precision Industries ADR (A)               95,010         629,914
   Sun Microsystems*                                      42,200         448,586
   Symantec*                                              22,800         480,396
   SYNNEX* (A)                                            16,300         380,768
   Taiwan Semiconductor Manufacturing ADR (A)             57,249         543,866
   Texas Instruments                                      59,700       1,455,486
   Varian Semiconductor Equipment Associates*             20,000         584,400
   Verisign*                                              38,400       1,249,536
   VMware, Cl A* (A)                                      15,000         537,750
   Western Digital*                                       13,300         382,907
   Xilinx                                                 50,800       1,261,364
   Yahoo!*                                                57,475       1,143,178
                                                                   -------------
                                                                     101,360,227
                                                                   -------------
TELECOMMUNICATION SERVICES - 1.4%
   American Tower, Cl A*                                  18,050         756,295
   Millicom International Cellular* ++(A)                  8,950         692,551
   Tele Norte Leste Participacoes ADR                     14,700         347,067
                                                                   -------------
                                                                       1,795,913
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $101,979,382)                                            117,946,823
                                                                   -------------
REGISTERED INVESTMENT COMPANIES - 4.2%
   iShares Dow Jones US
      Pharmaceuticals Index Fund (A)                      13,800         697,176
   PowerShares QQQ (A)                                    98,700       4,486,902
                                                                   -------------
TOTAL REGISTERED INVESTMENT COMPANIES
   (Cost $5,332,503)                                                   5,184,078
                                                                   -------------
CERTIFICATES OF DEPOSIT - YANKEE - 2.6%
   Bank of Scotland (B)
      2.430%, 08/22/08                                $1,100,000       1,100,000
   BNP Paribas (B)
      2.420%, 08/25/08                                 1,100,000       1,100,000
   Rabobank Nederland NV (B)
      2.420%, 08/26/08                                 1,100,000       1,100,000
                                                                   -------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEE
   (Cost $3,300,000)                                                   3,300,000
                                                                   -------------

Description                                              Par           Value
--------------------------------------------------   -----------   -------------
BANK NOTE - 0.8%
   Wells Fargo (B)
      2.420%, 08/25/08                               $ 1,000,000   $   1,000,000
                                                                   -------------
   TOTAL BANK NOTE
      (Cost $1,000,000)                                                1,000,000
                                                                   -------------
MASTER NOTE - 0.8%
   Bear Stearns (B)
      2.388%, 09/11/08                                 1,000,000       1,000,000
                                                                   -------------
   TOTAL MASTER NOTE
      (Cost $1,000,000)                                                1,000,000
                                                                   -------------
REPURCHASE AGREEMENTS - 14.6%
   Credit Suisse
      2.080%, dated 07/31/08, matures on
      08/01/08, repurchase price $1,959,625
      (collateralized by a U.S. Treasury Bill
      obligation, par value $2,050,000,
      0.000%, 07/30/09, total market
      value $2,003,260)                                1,959,512       1,959,512
   Dresdner Securities (B)
      2.288%, dated 07/31/08,
      matures on 08/01/08, repurchase
      price $3,000,191 (collateralized by
      various corporate obligations, ranging
      in par value from $950,000 -
      $25,000,000, 0.000% - 4.880%,
      11/14/08 - 03/01/10, total market
      value $3,150,245)                                3,000,000       3,000,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08,
      matures on 08/01/08, repurchase
      price $13,000,844 (collateralized by
      various asset-backed obligations,
      ranging in par value from $90,000 -
      $30,000,000, 0.000% - 5.510%,
      03/15/10 - 12/15/16, total market
      value $13,650,313)                              13,000,000      13,000,000
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures on
      08/01/08, repurchase price $254,842
      (collateralized by various corporate
      obligations, ranging in par value from
      $2,000,000 - $12,315,000,
      5.020% - 5.800%, 07/09/09 - 03/15/11,
      total market value $267,573)                       254,826         254,826
                                                                   -------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $18,214,338)                                              18,214,338
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.


                               54 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

ENHANCED GROWTH FUND (CONCLUDED)

TOTAL INVESTMENTS - 117.3%
   (Cost $130,826,223)
                                                                   $ 146,645,239
                                                                   -------------
OTHER ASSETS & LIABILITIES, NET - (17.3)%                            (21,624,287)
                                                                   -------------
NET ASSETS - 100.0%                                                $ 125,020,952
                                                                   =============

++   SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM,
     EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JULY 31, 2008 WAS $835,500 AND REPRESENTED 0.7% OF NET ASSETS.

*    NON-INCOME PRODUCING SECURITY.

+++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $20,567,045.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

GDR - GLOBAL DEPOSITARY RECEIPT

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 55

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INTERNATIONAL OPPORTUNITIES FUND

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - 95.8%+
AUSTRALIA - 2.6%
   BHP Billiton^                                            40,128   $ 1,497,412
   BlueScope Steel^                                         45,000       488,895
   Centennial Coal^                                        100,000       482,767
   Commonwealth Bank of Australia^                          12,000       444,985
   CSL^                                                     20,000       646,672
   Flight Centre^                                           20,000       343,677
   Incitec Pivot^                                            4,000       611,347
   Leighton Holdings^ (A)                                   12,000       473,884
   Macquarie Infrastructure Group^                         150,000       360,480
   QBE Insurance Group^                                     15,000       316,649
   Rio Tinto^ (A)                                            4,500       526,756
   Sonic Healthcare^                                        30,000       390,367
   Telstra^                                                100,000       422,140
   Washington H. Soul Pattinson^                            40,000       393,245
   Westpac Banking^                                         25,000       501,901
   Woodside Petroleum^                                       7,000       351,430
   Woolworths^                                              35,000       825,396
                                                                     -----------
                                                                       9,078,003
                                                                     -----------
AUSTRIA - 0.4%
   Andritz AG^                                               7,000       417,275
   Erste Bank Der Oesterreichischen Sparkassen^ (A)          7,000       446,341
   OMV^                                                      4,330       298,164
   Voestalpine^                                              5,000       328,288
                                                                     -----------
                                                                       1,490,068
                                                                     -----------
BELGIUM - 0.6%
   Colruyt^                                                  2,000       557,235
   InBev^                                                    6,000       402,138
   KBC Groep^                                                5,000       507,377
   Umicore^                                                 15,000       673,093
                                                                     -----------
                                                                       2,139,843
                                                                     -----------
BERMUDA - 0.2%
   GP Investments BDR                                       30,000       339,016
   SeaDrill^                                                15,000       447,926
                                                                     -----------
                                                                         786,942
                                                                     -----------
BRAZIL - 3.4%
   Banco Bradesco ADR (A)                                   51,096     1,084,768
   Banco Itau Holding Financeira ADR                        37,500       798,750
   Banco Nossa Caixa                                        15,000       397,817
   Cia de Bebidas das Americas ADR (A)                      15,000       888,300
   Cia de Concessoes Rodoviarias                            35,000       722,212
   Cia Energetica de Minas Gerais (A)                       20,000       475,000
   Cia Vale do Rio Doce ADR                                 70,000     2,102,100
   Cyrela Brazil Realty                                     50,000       715,061
   Gerdau ADR (A)                                           40,000       870,800

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)
BRAZIL - (CONTINUED)
   Lojas Renner                                             20,000   $   391,879
   Petroleo Brasileiro ADR*                                 46,000     2,571,860
   Tele Norte Leste Participacoes ADR (A)                   35,000       826,350
                                                                     -----------
                                                                      11,844,897
                                                                     -----------
CANADA - 2.3%
   Agrium                                                    4,000       351,502
   Barrick Gold                                             10,000       423,458
   Bombardier CI B                                          80,000       573,466
   CGI Group Cl A*                                          40,000       425,802
   EnCana                                                    5,000       360,857
   Fording Canadian Coal Trust                               7,000       618,751
   Manulife Financial                                       15,000       552,566
   Nexen                                                    15,000       471,849
   Petro-Canada                                             12,000       553,855
   Potash Corp of Saskatchewan                               5,000     1,027,247
   Research In Motion*                                       4,000       491,587
   Rogers Communications, Cl B                              15,000       506,714
   Royal Bank of Canada                                      6,000       276,869
   SouthGobi Energy Resources*                              20,000       371,112
   Suncor Energy*                                            6,000       327,000
   Teck Cominco                                             10,000       459,300
   Toronto-Dominion Bank                                     4,000       243,332
                                                                     -----------
                                                                       8,035,267
                                                                     -----------
CHINA - 0.2%
   China Construction Bank^                                400,000       348,832
   China Oilfield Services^                                300,000       444,459
                                                                     -----------
                                                                         793,291
                                                                     -----------
COLOMBIA - 0.4%
   Bancolombia ADR                                          40,000     1,349,200
                                                                     -----------
DENMARK - 0.9%
   A P Moller - Maersk^                                         25       290,663
   East Asiatic^                                             6,000       406,430
   FLSmidth^                                                 5,000       480,643
   Novo Nordisk^                                            17,000     1,077,896
   Sydbank^                                                 10,000       378,003
   Vestas Wind Systems*^                                     4,000       521,667
                                                                     -----------
                                                                       3,155,302
                                                                     -----------
FINLAND - 1.0%
   Fortum^                                                  10,000       440,816
   KCI Konecranes^                                           8,000       317,825
   Metso^                                                   17,000       610,306
   Nokia ADR                                                60,000     1,639,200
   Rautaruukki^                                             10,000       376,006
                                                                     -----------
                                                                       3,384,153
                                                                     -----------

        The accompanying notes are an integral part of the financial statements.


                               56 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)
FRANCE - 8.8%
   Air Liquide^                                              8,800   $ 1,151,317
   Alstom^                                                  14,000     1,567,121
   AXA^                                                     39,311     1,155,404
   BNP Paribas^                                             22,780     2,245,694
   Bouygues^                                                20,000     1,292,951
   Capital Gemini^                                          14,000       893,779
   Cie Generale de Geophysique-Veritas*^                    10,000       390,873
   CNP Assurances^                                          10,000     1,115,210
   France Telecom^                                          40,000     1,264,759
   GDF Suez^                                                20,000     1,251,661
   Gemalto*^                                                12,000       452,522
   Groupe Danone^                                            7,000       519,189
   L'Oreal^                                                  6,000       628,263
   LYMH Moet Hennessy Louis Vuitton^ (A)                     9,000       989,804
   Nexans^                                                   7,000       830,894
   Pernod-Ricard^                                           10,000       870,244
   Rallye^                                                   7,000       336,811
   Sanofi-Aventis^                                          28,746     2,017,779
   Schneider Electric^                                       6,000       664,371
   SEB^                                                      9,000       503,863
   Sodexho Alliance^                                        17,000     1,108,725
   Suez^                                                    20,000     1,196,512
   Total^                                                   57,520     4,404,231
   Unibail-Rodamco REIT^                                     2,611       584,115
   Vallourec^                                                2,200       655,066
   Vinci^                                                   12,000       678,476
   Vivendi^                                                 55,000     2,299,570
                                                                     -----------
                                                                      31,069,204
                                                                     -----------
GERMANY - 9.1%
   Adidas^                                                  15,000       918,278
   Allianz^                                                  9,590     1,626,142
   BASF^                                                    30,000     1,898,923
   Bayer^                                                   25,000     2,151,507
   Beiersdorf^                                              10,000       645,003
   Comdirect Bank^                                          40,000       439,161
   DaimlerChrysler^                                         23,000     1,328,728
   Deutsche Bank^                                            9,000       831,480
   Deutsche Boerse^                                          6,000       683,071
   Deutsche Postbank^                                        5,000       353,224
   Deutsche Telekom^                                        65,860     1,141,610
   E.ON^                                                    19,000     3,620,824
   Fresenius Medical Care KGAA^                             20,000     1,101,723
   GEA Group^                                               20,000       658,056
   Lanxess^                                                 10,000       386,940
   Linde^                                                    8,000     1,106,191
   MAN^                                                     15,000     1,504,397
   Merck^                                                    8,000       966,583
   Metro^                                                    7,000       394,284

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)
GERMANY - (CONTINUED)
   Muenchener Rueckversicherungs- Gesellschaft^             10,000   $ 1,659,940
   RWE^                                                     15,000     1,794,895
   SAP^                                                     25,000     1,447,573
   SGL Carbon*^                                             12,333       820,883
   Siemens^                                                 10,000     1,221,928
   ThyssenKrupp^                                            25,000     1,390,982
   Volkswagen^(A)                                            5,000     1,593,061
   Wincor Nixdorf^                                           6,000       448,007
                                                                     -----------
                                                                      32,133,394
                                                                     -----------
GREECE - 0.3%
   Alpha Bank^                                             15,000       442,312
   OPAP^                                                   15,000       536,707
                                                                     -----------
                                                                         979,019
                                                                     -----------
HONG KONG - 1.9%
   BOC Hong Kong^                                          300,000       755,263
   Chaoda Modern Agriculture^                              300,000       346,501
   Cheung Kong Holdings^                                    20,000       279,808
   China Mobile^                                            60,000       801,610
   China Overseas Land & Investment^                       289,583       512,881
   Esprit Holdings^                                         90,000       957,642
   Hongkong Electric Holdings^                              70,000       405,790
   Hongkong Land Holdings                                  200,000       826,000
   Hutchison Whampoa^                                       40,000       374,188
   Lenovo Group^                                           500,000       347,706
   Pacific Basin Shipping^                                 300,000       420,711
   Sun Hung Kai Properties^                                 20,000       296,617
   Texwinca Holdings^                                      400,000       351,924
                                                                     -----------
                                                                       6,676,641
                                                                     -----------
HUNGARY - 0.8%
   Magyar Telekom Nyrt^                                    100,000       548,646
   MOL Hungarian Oil and Gas Nyrt^                           4,700       644,516
   OTP Bank Nyrt^                                           35,000     1,621,089
                                                                     -----------
                                                                       2,814,251
                                                                     -----------
IRELAND - 0.3%
   Anglo Irish Bank PLC^ (A)                               150,000     1,172,348
                                                                     -----------
ITALY - 3.0%
   AEM^                                                    132,000       475,549
   Assicurazioni Generali^                                  15,000       520,024
   Buzzi Unicem^                                            15,000       315,719
   Enel^                                                    50,000       462,101
   ENI^                                                     70,000     2,362,117
   Fiat^                                                    60,000     1,026,639
   IFIL Investments^                                        50,000       340,754
   Intesa Sanpaolo^                                        302,763     1,700,244
   Lottomatica^                                             15,000       467,670

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 57

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)
ITALY - (CONTINUED)
   Mediobanca^                                              30,000   $   436,230
   Prysmian^                                                30,000       738,963
   Saipem^                                                  11,000       425,284
   Unione di Banche Italiane^                               30,000       711,709
   Unipol Gruppo Finanziario^                              200,000       519,944
                                                                     -----------
                                                                      10,502,947
                                                                     -----------
JAPAN - 18.6%
   Aeon Mall^                                               25,000       742,235
   Aisin Seiki^                                             15,000       391,691
   Asahi Glass^                                             50,000       552,447
   Asahi Kasei^                                            100,000       511,937
   Asahi Pretec^ (A)                                        25,000       733,014
   Astellas Pharma^                                         30,000     1,300,795
   Bank of Yokohama^                                       200,000     1,289,682
   Canon^                                                   60,000     2,742,314
   Central Japan Railway^                                      100     1,017,108
   Daiwa Securities Group^                                 200,000     1,733,673
   Denso^                                                   20,000       519,586
   East Japan Railway^                                         100       782,251
   Electric Power Development^                              15,000       580,566
   Fanuc^                                                    7,000       555,883
   Fast Retailing^                                           5,000       559,440
   Fujitsu^                                                220,000     1,591,127
   Hikari Tsushin^                                          12,000       365,749
   Hisamitsu Pharmaceutical^                                20,000       837,824
   Hitachi Capital^                                         50,000       885,093
   Hitachi Metals^                                          40,000       659,254
   Hokuto^                                                  17,000       453,432
   Honda Motor^                                             20,000       638,466
   Hosiden^ (A)                                             40,000       652,025
   Inpex Holdings^                                              50       505,743
   Isuzu Motors^                                           250,000     1,075,758
   Itochu^                                                  50,000       496,874
   JFE Holdings^                                            20,000       972,063
   KDDI^                                                       150       859,284
   Keiyo Bank^                                             150,000       821,196
   Kirin Holdings^                                          30,000       458,367
   Komatsu^                                                 75,000     1,862,568
   Konami^                                                  15,000       474,350
   Kuraray^                                                 40,000       432,299
   Lawson^                                                  17,000       878,985
   Makita^                                                  25,000       855,429
   Marubeni^                                               100,000       728,501
   Matsushita Electric Industrial^                          65,000     1,370,459
   Mazda Motor^                                            100,000       577,265
   Micronics Japan^                                         15,000       410,395
   Millea Holdings^                                         30,000     1,125,582
   Miraca Holdings^                                         20,000       479,828
   Mitsubishi^                                              60,000     1,748,396
   Mitsubishi Electric^                                    140,000     1,379,785

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)
JAPAN - (CONTINUED)
   Mitsui^                                                  90,000   $ 1,846,460
   Mitsui Mining^ (A)                                      200,000       630,396
   Mitsui OSK Lines^                                       100,000     1,295,025
   Mizuho Financial Group^                                     250     1,197,052
   Nikon^                                                   50,000     1,452,709
   Nintendo^                                                 8,000     3,881,487
   Nippon Electric Glass^                                  110,000     1,618,821
   Nomura Real Estate Holdings^ (A)                         50,000     1,013,021
   NSK^                                                     70,000       576,556
   NTT DoCoMo^                                                 500       812,140
   Sankyo^                                                  12,000       726,960
   Seven & I Holdings^                                      30,000       917,462
   Shin-Etsu Chemical^                                      20,000     1,223,648
   Shinko Plantech^                                         30,000       428,865
   Shiseido^                                                40,000       890,007
   Sky Perfect JSAT Holdings^                                2,000       790,564
   Stanley Electric^                                        15,000       307,901
   Sumitomo^                                                50,000       674,919
   Sumitomo Mitsui Financial Group^                            300     2,327,612
   Takeda Pharmaceutical^                                   20,000     1,061,885
   Tokyo Electric Power^                                    20,000       550,809
   Tokyo Steel Manufacturing^                               40,000       447,198
   Toyo Suisan Kaisha^                                      35,000       880,656
   Toyoda Gosei^                                            12,000       329,189
   Toyota Motor^                                            30,000     1,293,225
   USS^                                                     10,000       667,589
                                                                     -----------
                                                                      65,450,875
                                                                     -----------
LUXEMBOURG - 0.7%
   ArcelorMittal^                                           26,625     2,355,304
                                                                     -----------
MAURITIUS - 0.1%
   Golden Agri-Resources^                                  700,000       361,716
                                                                     -----------
MEXICO - 0.8%
   America Movil ADR (A)                                    10,000       504,900
   Carso Global Telecom* (A)                                82,000       443,133
   Embotelladoras Arca                                      70,000       252,352
   Fomento Economico Mexicano ADR                            5,000       229,300
   Grupo Mexico, Ser B                                     180,000       320,777
   Grupo Televisa ADR* (A)                                  20,000       449,800
   Mexichem SAB de CV                                       50,000       348,500
   Telefonos de Mexico ADR* (A)                             12,000       302,400
                                                                     -----------
                                                                       2,851,162
                                                                     -----------
NETHERLANDS - 4.3%
   ASML Holding^                                            14,666       335,489
   Fugro^                                                   10,000       709,507
   Heineken^                                                18,000       836,363
   ING Groep^                                               85,000     2,771,782
   Koninklijke Boskalis Westminster^                        16,000       854,893

        The accompanying notes are an integral part of the financial statements.


                               58 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                              Shares         Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - (CONTINUED)
NETHERLANDS - (CONTINUED)
   Koninklijke DSM^                                        15,000   $    910,151
   Koninklijke KPN^ (A)                                    65,000      1,131,539
   Koninklijke Philips Electronics^                        12,020        400,638
   Reed Elsevier^                                          40,000        662,567
   Royal Dutch Shell, Cl A^                                80,000      2,840,454
   Royal Dutch Shell, Cl B^                                40,733      1,430,409
   Sligro Food Group^                                      12,000        392,211
   TNT^ (A)                                                28,000        978,327
   Unilever^                                               30,000        827,356
                                                                     ------------
                                                                       15,081,686
                                                                     ------------
NEW ZEALAND - 0.2%
   Contact Energy^                                         90,000        553,695
                                                                     ------------
NORWAY - 2.4%
   DNB NOR^                                                80,000      1,021,666
   Norsk Hydro^                                            30,000        375,048
   Petroleum Geo-Services* ^                               20,000        461,573
   Schibsted^                                              15,000        436,875
   Statoil^                                                92,265      2,988,794
   Tandberg^                                               25,000        436,228
   Telenor^                                                75,000      1,128,614
   Yara International^                                     25,000      1,776,037
                                                                    ------------
                                                                       8,624,835
                                                                    ------------
PHILIPPINES - 0.3%
   Philippine Long Distance Telephone^                     10,000        567,118
   SM Investments^                                         70,000        425,095
                                                                    ------------
                                                                         992,213
                                                                    ------------
POLAND - 1.3%
   Bank Handlowy W Warszawie^                              14,000        531,468
   Bank Pekao^                                              5,000        456,124
   KGHM Polska Miedz^                                       5,000        203,439
   Powszechna Kasa Oszczednosci Bank Polski*^              80,000      2,017,333
   Telekomunikacja Polska^                                120,000      1,327,126
                                                                    ------------
                                                                       4,535,490
                                                                    ------------
SINGAPORE - 2.0%
   CapitaMall Trust^                                      200,000        434,924
   DBS Group Holdings^                                     40,000        556,374
   Jardine Cycle & Carriage^                               40,000        505,117
   Keppel Corp^                                            75,000        579,085
   Neptune Orient Lines^                                  200,000        410,119
   Oversea-Chinese Banking^                               100,000        611,494
   SembCorp Industries^                                   190,000        621,347
   SembCorp Marine^                                       180,000        545,975
   Singapore Petroleum^                                   100,000        463,594

Description                                              Shares         Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - (CONTINUED)
SINGAPORE - (CONTINUED)
   Singapore Telecommunications^                         291,900   $    763,786
   United Overseas Bank^                                  80,000      1,131,192
   Venture Corp^                                          60,000        472,110
                                                                    ------------
                                                                       7,095,117
                                                                    ------------
SOUTH KOREA - 0.5%
   Hyundai Heavy Industries^                               1,000        304,465
   Hyundai Steel^                                          5,000        339,450
   LG Electronics^                                         4,000        408,653
   Pusan Bank^                                            25,000        303,536
   Samsung Electronics^                                      750        414,943
                                                                    ------------
                                                                       1,771,047
                                                                    ------------
SPAIN - 3.0%
   Banco Bilbao Vizcaya Argentaria^                        27,566        506,583
   Banco Santander                                        140,000      2,725,358
   Construcciones y Auxiliar de Ferrocarriles^              1,000        438,635
   Criteria Caixacorp^ (A)                                 60,000        323,777
   Grifols^                                                18,000        538,439
   Inditex^ (A)                                             8,000        384,861
   Indra Sistemas^ (A)                                     12,000        320,384
   Mapfre^                                                 80,000        398,538
   Red Electrica de Espana^ (A)                            14,000        842,585
   Repsol YPF^                                             15,000        502,545
   Tecnicas Reunidas^                                       6,000        450,716
   Telefonica^                                            120,000      3,113,700
                                                                    ------------
                                                                      10,546,121
                                                                    ------------
SWEDEN - 0.8%
   Alfa Laval^                                             35,000        544,268
   Getinge, Cl B^                                          10,000        231,739
   Hennes & Mauritz, Cl B^                                 10,000        533,644
   Nordea Bank^                                            40,000        566,916
   Telefonaktiebolaget Lm Ericsson, Cl B^                  40,000        419,759
   Teliasonera^                                            40,000        304,527
   Volvo, Cl B^                                            30,000        360,859
                                                                    ------------
                                                                       2,961,712
                                                                    ------------
SWITZERLAND - 5.4%
   ABB^                                                   100,000      2,621,657
   Baloise Holding^                                        10,000        938,583
   Compagnie Financiere Richemont, Cl A^                   15,000        896,268
   Credit Suisse Group^                                    14,477        722,982
   Lonza Group^                                             7,000      1,014,614
   Nestle^                                                 80,000      3,509,197
   Novartis^                                               70,002      4,155,716
   Pargesa Holding^                                         5,000        517,473
   Roche Holding^                                          10,633      1,964,573

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 59

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                              Shares         Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - (CONTINUED)
SWITZERLAND - (CONTINUED)
   STMicroelectronics* ^                                  40,000   $    442,526
   Syngenta^                                               5,000      1,455,426
   Zurich Financial Services^                              3,698        971,969
                                                                    ------------
                                                                      19,210,984
                                                                    ------------
THAILAND - 0.6%
   Bangkok Bank^                                         120,000        388,010
   Banpu^                                                 50,000        616,573
   Kasikornbank^                                         200,000        394,269
   PTT^                                                   45,000        333,479
   Siam Commercial Bank^                                 200,000        441,844
   Total Access Communication^                           100,000        130,741
                                                                    ------------
                                                                       2,304,916
                                                                    ------------
TURKEY - 1.2%
   Anadolu Efes Biracilik ve Malt Sanayii^                 50,000        561,078
   Ford Otomotiv Sanayi^                                   30,000        254,328
   KOC Holding*^                                          105,536        420,373
   Tekfen Holding^                                         60,000        412,717
   Tupras Turkiye Petrol Rafine^                           25,000        675,373
   Turkcell Iletisim Hizmet ADR* (A)                       30,000        579,000
   Turkiye Garanti Bankasi^                               100,000        333,502
   Turkiye Halk Bankasi^                                  100,000        677,340
   Turkiye Is Bankasi, Cl C^                               91,607        421,834
                                                                    ------------
                                                                       4,335,545
                                                                    ------------
UNITED KINGDOM - 17.4%
   3i Group^                                               32,000        568,837
   Aegis Group^                                           200,000        429,320
   Anglo American^                                         32,000      1,829,341
   Arriva^                                                 40,000        551,190
   AstraZeneca^                                            59,085      2,871,732
   Aviva* ^                                               110,000      1,091,595
   BAE Systems*^                                          200,000      1,774,724
   BG Group^                                               80,000      1,808,022
   BHP Billiton^                                           60,000      1,985,722
   BP^                                                    330,000      3,386,952
   British American Tobacco*^                              75,000      2,706,575
   Centrica^                                              125,000        776,134
   Charter^                                                40,000        672,188
   Chemring Group^                                         15,000        704,017
   Cobham^                                                150,000        599,595
   Compass Group^                                          60,000        432,582
   De La Rue*^                                             25,000        415,876
   Diageo^                                                 60,000      1,045,234
   Enterprise Inns^                                        80,800        493,191
   G4S^                                                   175,000        666,100
   GlaxoSmithKline                                        140,044      3,264,456

Description                                              Shares         Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - (CONTINUED)
UNITED KINGDOM - (CONTINUED)
   HSBC Holdings*^                                       250,000   $  4,134,485
   Imperial Tobacco Group^                                35,000      1,307,156
   Inchcape*^                                             60,000        296,213
   International Power^                                  150,000      1,220,716
   Intertek Group^                                        60,000      1,198,154
   John Wood Group^                                       80,000        667,374
   Lloyds TSB Group^                                     100,000        583,116
   Man Group^                                            160,000      1,932,662
   N Brown Group^                                        100,000        412,233
   Prudential*^                                          150,000      1,606,332
   Reckitt Benckiser Group*^                              35,000      1,908,211
   Rio Tinto^                                             20,000      2,092,926
   RSA Insurance Group*^                                 400,000      1,038,511
   SABmiller^                                             25,000        516,902
   Scottish & Southern Energy^                            30,000        831,029
   Standard Chartered*^                                   60,000      1,826,776
   Tesco^                                                200,000      1,420,629
   Unilever^                                              46,850      1,284,495
   Vedanta Resources^                                     20,000        790,865
   Vodafone Group^                                     1,600,385      4,287,168
   Weir Group^                                            60,000      1,055,860
   WH Smith^                                              60,000        427,378
   WPP Group^                                            120,000      1,139,105
   Xstrata^                                               20,000      1,434,520
                                                                    ------------
                                                                      61,486,199
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $287,924,725)                                            337,923,387
                                                                    ------------
PREFERRED STOCK - 0.4%
BRAZIL - 0.2%
   Eletropaulo Metropolitana Cl B                          15,000        360,755
   Randon Participacoes                                    40,000        361,106
                                                                    ------------
                                                                         721,861
                                                                    ------------
GERMANY - 0.2%
   Volkswagen^                                              5,000        780,137
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $920,426)                                                  1,501,998
                                                                    ------------
RIGHTS - 0.0%
FRANCE - 0.0%
   Suez Environnement*                                     20,000        143,818
                                                                    ------------
   TOTAL RIGHTS
      (Cost $--)                                                         143,818
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                               60 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

Description                                           Shares/Par        Value
---------------------------------------------------   -----------   ------------
REGISTERED INVESTMENT COMPANIES - 1.8%
   iShares MSCI Japan Index Fund                          140,000   $  1,680,000
   iShares MSCI Brazil Index Fund (A)                      30,000      2,437,200
   iShares MSCI Hong Kong Index Fund (A)                  130,000      2,171,000
                                                                    ------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $6,652,548)                                                6,288,200
                                                                    ------------
CERTIFICATES OF DEPOSIT - YANKEE - 0.9%
   Bank of Scotland (B)
      2.430%, 08/22/08                                $ 1,050,000   $  1,050,000
   BNP Paribas (B)
      2.420%, 08/25/08                                  1,050,000      1,050,000
   Rabobank Nederland NV (B)
      2.420%, 08/26/08                                  1,050,000      1,050,000
                                                                    ------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $3,150,000)                                                3,150,000
                                                                    ------------
MASTER NOTE- 0.8%
   Bear Stearns (B)
      2.388%, 09/11/08                                  2,750,000      2,750,000
                                                                    ------------
   TOTAL MASTER NOTE
      (Cost $2,750,000)                                                2,750,000
                                                                    ------------
BANK NOTE - 0.3%
   Wells Fargo (B)
      2.420%, 08/25/08                                  1,000,000      1,000,000
                                                                    ------------
   TOTAL BANK NOTE
      (Cost $1,000,000)                                                1,000,000
                                                                    ------------
REPURCHASE AGREEMENTS - 5.9%
   Credit Suisse
      2.080%, dated 07/31/08, matures
      on 08/01/08, repurchase price
      $6,734,367 (collateralized by a
      U.S. Treasury Bill obligation,
      par value $7,030,000, 0.000%,
      07/30/09, total market
      value $6,869,716)                                 6,733,978      6,733,978
   Greenwich Capital (B)
      2.338%, dated 07/31/08, matures
      on 08/01/08, repurchase price
      $13,000,844 (collateralized by
      various asset-backed obligations,
      ranging in par value from $90,000 -
      $30,000,000, 0.000% - 5.510%,
      03/15/10 - 12/15/16, total market
      value $13,650,313)                               13,000,000     13,000,000

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
REPURCHASE AGREEMENTS - (CONTINUED)
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures
      on 08/01/08, repurchase price
      $1,088,027 (collateralized by
      various corporate obligations,
      ranging in par value from
      $2,000,000 - $12,315,000,
      5.020% - 5.800%, 07/09/09 -
      03/15/11, total market value
      $1,142,383)                                     $ 1,087,959   $  1,087,959
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $20,821,937)                                              20,821,937
                                                                    ------------
TOTAL INVESTMENTS - 105.9%
   (Cost $323,219,636)                                               373,579,340
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - (5.9)%                             (20,816,544)
                                                                    ------------
NET ASSETS - 100.0%                                                 $352,762,796
                                                                    ============

----------
*    NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2008 IS $305,249,968.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $19,598,154.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2008 WERE AS FOLLOWS:

                         PRINCIPAL                        NET
CONTRACTS                  AMOUNT                     UNREALIZED
TO BUY OR               COVERED BY                  APPRECIATION
 TO SELL    CURRENCY     CONTRACTS     EXPIRATION   (DEPRECIATION)
---------   --------   -------------   ----------   --------------
Buy           EUR         12,500,000      08/08        ($273,263)
Sell          EUR             74,774      08/08             (153)
Buy           JPY      1,000,000,000      08/08          377,760
Buy           SGD          1,282,750      08/08              480
                                                      ----------
                                                      $  104,824

ADR - AMERICAN DEPOSITARY RECEIPT

BDR - BRAZILIAN DEPOSITARY RECEIPT

CL - CLASS

EUR - EUROPEAN UNION EURO

JPY - JAPANESE YEN

MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL

PLC - PUBLIC LIABILITY COMPANY

REIT - REAL ESTATE INVESTMENT TRUST

SER - SERIES

SGD - SINGAPORE DOLLAR

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 61

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

LARGE CAP GROWTH FUND

Description                                              Shares         Value
----------------------------------------------------   ----------   ------------
COMMON STOCK - 94.8%+
CONSUMER DISCRETIONARY - 8.3%
   Abercrombie & Fitch, Cl A                               16,179   $    893,404
   Coach*                                                  28,470        726,270
   Kohl's*                                                 25,985      1,089,031
   Lamar Advertising, Cl A* (A)                            40,572      1,540,925
   News, Cl A                                              89,968      1,271,248
   Nordstrom                                               26,649        765,892
   Staples                                                 55,274      1,243,665
   Starbucks*                                              38,636        567,563
   Tiffany & Co.                                           23,516        888,670
                                                                    ------------
                                                                       8,986,668
                                                                    ------------
CONSUMER STAPLES - 15.7%
   Altria Group                                            37,463        762,372
   Cadbury PLC, SP ADR                                     10,362        490,848
   CVS Caremark                                            71,267      2,601,246
   Dr. Pepper Snapple Group*                                7,767        160,544
   PepsiCo                                                 50,972      3,392,696
   Philip Morris International                             37,178      1,920,244
   Procter & Gamble                                        84,125      5,508,505
   Wal-Mart Stores                                         35,381      2,074,034
                                                                    ------------
                                                                      16,910,489
                                                                    ------------
ENERGY - 12.2%
   Chevron                                                 19,149      1,619,239
   Exxon Mobil                                             31,404      2,525,824
   Occidental Petroleum                                    20,642      1,627,209
   Schlumberger                                            25,854      2,626,766
   Smith International                                     26,006      1,934,326
   Suncor Energy                                           12,600        686,700
   Tenaris ADR (A)                                          8,380        504,895
   XTO Energy                                              33,995      1,605,584
                                                                    ------------
                                                                      13,130,543
                                                                    ------------
FINANCIALS - 2.7%
   Aflac                                                   14,881        827,532
   American Express                                        20,001        742,437
   Goldman Sachs Group                                      3,370        620,215
   Morgan Stanley                                          18,840        743,803
                                                                    ------------
                                                                       2,933,987
                                                                    ------------
HEALTH CARE - 11.9%
   Abbott Laboratories                                     47,701      2,687,474
   Boston Scientific*                                      96,390      1,146,077
   Gilead Sciences*                                        29,045      1,567,849
   Hospira*                                                23,170        884,167
   Johnson & Johnson                                       28,928      1,980,700
   Medtronic                                               39,483      2,085,887
   Novartis ADR                                            41,981      2,491,572
                                                                    ------------
                                                                      12,843,726
                                                                    ------------

Description                                              Shares         Value
----------------------------------------------------   ----------   ------------
COMMON STOCK - (CONTINUED)
INDUSTRIAL - 10.1%
   Boeing                                                   7,898   $   482,647
   Burlington Northern Santa Fe                            15,545     1,618,701
   Danaher                                                 26,798     2,134,461
   Emerson Electric                                        22,306     1,086,302
   Expeditors International Washington                     40,207     1,427,751
   General Electric                                        19,950       564,386
   Rockwell Automation                                     27,834     1,238,891
   United Technologies                                     37,326     2,388,117
                                                                    ------------
                                                                     10,941,256
                                                                    ------------
INFORMATION TECHNOLOGY - 24.5%
   Apple*                                                   7,585     1,205,636
   Applied Materials                                       48,779       844,852
   Automatic Data Processing                               24,407     1,042,423
   Cisco Systems*                                         212,064     4,663,287
   Corning                                                 77,760     1,555,978
   Google, Cl A*                                            6,121     2,899,824
   Intel                                                  130,701     2,900,255
   Intersil, Cl A                                          99,076     2,390,704
   Linear Technology (A)                                   24,435       758,707
   Microchip Technology (A)                                37,505     1,197,535
   Microsoft                                              126,339     3,249,439
   Nokia ADR                                               39,830     1,088,156
   Oracle*                                                 72,488     1,560,667
   Paychex                                                 32,879     1,082,377
                                                                    ------------
                                                                     26,439,840
                                                                    ------------
MATERIALS - 5.3%
   Monsanto                                                24,828     2,957,263
   Praxair                                                 29,188     2,735,791
                                                                    ------------
                                                                      5,693,054
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.8%
   Verizon Communications                                  25,965       883,849
                                                                    ------------
                                                                        883,849
                                                                    ------------
UTILITIES - 3.3%
   Cleco (A)                                               61,085     1,535,066
   ITC Holdings (A)                                        16,176       843,093
   Wisconsin Energy                                        27,135     1,224,331
                                                                    ------------
                                                                      3,602,490
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $101,427,420)                                            102,365,902
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                               62 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

LARGE CAP GROWTH FUND (CONCLUDED)

Description                                             Share/Par       Value
----------------------------------------------------   ----------   ------------
REGISTERED INVESTMENT COMPANY - 5.0%
   Dreyfus Cash Management                              5,366,813   $  5,366,813
                                                                    ------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $5,366,813)                                                5,366,813
                                                                    ------------
CERTIFICATESOF DEPOSIT- YANKEE - 0.9%
   Bank of Scotland (B)
      2.430%, 08/22/08                                 $  300,000        300,000
   BNP Paribas (B)
      2.420%, 08/25/08                                    300,000        300,000
   Rabobank Nederland NV (B)
      2.420%, 08/26/08                                    300,000        300,000
                                                                    ------------
   TOTAL CERTIFICATES OF DEPOSITS - YANKEE
      (Cost $900,000)                                                    900,000
                                                                    ------------
MASTER NOTE - 0.6%
   Bear Stearns & Co. Inc. (B)
      2.388%, 09/11/08                                    625,000        625,000
                                                                    ------------
   TOTAL MASTER NOTE
      (Cost $625,000)                                                    625,000
                                                                    ------------
BANK NOTE - 0.2%
   Wells Fargo Bank (B)
      2.420%, 08/25/08                                    250,000        250,000
                                                                    ------------
   TOTAL BANK NOTE
      (Cost $250,000)                                                    250,000
                                                                    ------------
REPURCHASE AGREEMENTS - 3.4%
   Dresdner Securities (B)
      2.288%, dated 07/31/08, maturing
      on 08/01/08, repurchase price
      $700,044 (collateralized by various
      corporate obligations, ranging in par
      from $950,000 - $25,000,000,
      0.000% - 4.880%, 11/14/08 -
      03/01/10, total market value
      $735,057)                                           700,000        700,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08, maturing
      on 08/01/08, repurchase price
      $2,500,162 (collateralized by various
      asset-backed obligations, ranging in
      par from $90,000 - $30,000,000,
      0.000% - 5.510%, 03/15/10 -
      12/15/16, total market value
      $2,625,060)                                       2,500,000      2,500,000

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
REPURCHASE AGREEMENTS - (CONTINUED)
   Lehman Brothers (B)
      2.268%, dated 07/31/08, maturing
      on 08/01/08, repurchase price
      $497,663 (collateralized by various
      corporate obligations, ranging in par
      from $2,000,000 - $12,315,000,
      5.020% - 5.800%, 07/09/09 -
      03/15/11, total market value
      $522,526)                                        $  497,632   $    497,632
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $3,697,632)                                                3,697,632
                                                                    ------------
TOTAL INVESTMENTS - 104.9%
   (Cost $112,266,865)                                               113,205,347
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - (4.9)%                              (5,256,260)
                                                                    ------------
NET ASSETS - 100.0%                                                 $107,949,087
                                                                    ============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $5,287,380.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

PLC - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 63

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

LARGE CAP VALUE FUND

Description                                          Shares           Value
----------------------------------------------   --------------   --------------
COMMON STOCK - 98.6%+
CONSUMER DISCRETIONARY - 9.9%
   Aeropostale* (A)                                      28,900   $      932,025
   Autoliv                                               25,900        1,011,136
   Big Lots* (A)                                         49,100        1,495,586
   Coach*                                                51,100        1,303,561
   DIRECTV Group*                                        82,700        2,234,554
   H&R Block                                             38,200          929,406
   Hasbro                                                59,400        2,299,968
   McDonald's                                            14,700          878,913
   Netflix* (A)                                          59,500        1,837,955
   NVR* (A)                                               3,500        1,933,120
   Shaw Communications, Cl B (A)                        102,900        2,157,813
   Time Warner                                          270,400        3,872,128
   TRW Automotive Holdings*                              55,500        1,029,525
                                                                  --------------
                                                                      21,915,690
                                                                  --------------
CONSUMER STAPLES - 7.4%
   ConAgra Foods                                         48,600        1,053,648
   Constellation Brands, Cl A*                           40,600          873,712
   General Mills                                         44,600        2,871,794
   Herbalife (A)                                         38,300        1,654,177
   Kroger                                                82,600        2,335,928
   Procter & Gamble                                      66,100        4,328,228
   Safeway                                               42,900        1,146,288
   Sysco                                                 72,100        2,044,756
                                                                  --------------
                                                                      16,308,531
                                                                  --------------
ENERGY - 16.5%
   Chevron                                               92,600        7,830,256
   ConocoPhillips                                        81,100        6,619,382
   Exxon Mobil                                          167,000       13,431,810
   Murphy Oil                                            18,000        1,435,140
   Occidental Petroleum                                  27,100        2,136,293
   Petro-Canada                                          39,900        1,844,577
   Valero Energy                                         43,800        1,463,358
   W&T Offshore                                          35,100        1,553,526
                                                                  --------------
                                                                      36,314,342
                                                                  --------------
FINANCIALS - 25.1%
   Allstate                                              66,800        3,087,496
   American Financial Group                              64,900        1,880,153
   Ameriprise Financial                                  55,000        2,337,500
   Assurant                                              34,100        2,050,092
   Axis Capital Holdings                                 63,500        2,011,680
   Bank of America                                       36,900        1,214,010
   Capital One Financial (A)                             62,400        2,612,064
   Charles Schwab                                       106,300        2,433,207
   Chubb                                                 55,800        2,680,632
   Credicorp (A)                                         15,200        1,124,952
   Endurance Specialty Holdings                          64,100        1,961,460
   Fairfax Financial Holdings (A)                         6,200        1,587,200

Description                                          Shares           Value
----------------------------------------------   --------------   --------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Federated Investors, Cl B                             27,400   $      900,364
   Franklin Resources                                    22,800        2,293,908
   Goldman Sachs Group                                   25,900        4,766,636
   JPMorgan Chase                                       171,000        6,947,730
   MetLife                                               16,700          847,859
   Progressive                                           45,300          917,325
   Regions Financial (A)                                205,800        1,950,984
   Safeco                                                33,900        2,242,824
   T. Rowe Price Group                                   15,500          927,675
   Travelers                                             70,300        3,101,636
   U.S. Bancorp                                          81,700        2,500,837
   W.R. Berkley                                          78,500        1,854,170
   Willis Group Holdings                                 33,100        1,035,037
                                                                  --------------
                                                                      55,267,431
                                                                  --------------
HEALTH CARE - 11.8%
   Aetna                                                 29,700        1,217,997
   AmerisourceBergen                                     53,200        2,227,484
   Amgen*                                                46,400        2,906,032
   Cardinal Health                                       46,800        2,514,564
   Forest Laboratories*                                  27,900          990,729
   Johnson & Johnson                                     40,000        2,738,800
   King Pharmaceuticals*                                130,700        1,504,357
   McKesson                                              39,400        2,206,006
   Pfizer                                               367,100        6,853,757
   UnitedHealth Group                                   100,300        2,816,424
                                                                  --------------
                                                                      25,976,150
                                                                  --------------
INDUSTRIAL - 8.3%
   CSX                                                   22,100        1,493,518
   Cummins                                               30,700        2,036,638
   Dover                                                 29,200        1,449,196
   Gardner Denver*                                       35,800        1,632,480
   General Electric                                     138,100        3,906,849
   Hertz Global Holdings* (A)                            92,700          790,731
   L-3 Communications Holdings, Cl 3                      9,600          947,424
   Northrop Grumman                                      42,800        2,884,292
   Parker Hannifin                                       32,800        2,023,104
   Raytheon                                              21,000        1,195,530
                                                                  --------------
                                                                      18,359,762
                                                                  --------------
INFORMATION TECHNOLOGY - 4.5%
   Computer Sciences*                                    19,000          900,030
   Compuware*                                           110,900        1,219,900
   Hewitt Associates, Cl A*                              52,100        1,919,885
   Microsoft                                             79,800        2,052,456
   QLogic*                                               80,900        1,524,156
   Symantec*                                             62,300        1,312,661
   Texas Instruments                                     40,100          977,638
                                                                  --------------
                                                                       9,906,726
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.


                              64 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

LARGE CAP VALUE FUND (CONCLUDED)

Description                                        Shares/Par          Value
----------------------------------------------   --------------   --------------
COMMON STOCK - (CONTINUED)+
MATERIALS - 3.8%
   Alcoa                                                 32,000   $    1,080,000
   Dow Chemical                                          81,500        2,714,765
   Lubrizol                                              17,200          856,560
   Nucor                                                 38,900        2,225,858
   Reliance Steel & Aluminum                             12,400          783,184
   Schnitzer Steel Industries, Cl A                       8,200          739,968
                                                                  --------------
                                                                       8,400,335
                                                                  --------------
TELECOMMUNICATION SERVICES - 5.6%
   AT&T                                                 226,832        6,988,693
   Verizon Communications                               155,400        5,289,816
                                                                  --------------
                                                                      12,278,509
                                                                  --------------
UTILITIES - 5.7%
   Alliant Energy                                        57,700        1,859,671
   American Electric Power                               21,700          857,150
   DTE Energy                                            52,400        2,147,352
   Edison International                                  54,500        2,634,530
   FirstEnergy                                           21,300        1,566,615
   Public Service Enterprise Group                       42,700        1,784,860
   Sierra Pacific Resources                             143,300        1,625,022
                                                                  --------------
                                                                      12,475,200
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $222,521,275)                                            217,202,676
                                                                  --------------
CERTIFICATES OF DEPOSIT - YANKEE - 1.1%
   Bank of Scotland (B)
      2.430%, 08/22/08                           $      800,000          800,000
   BNP Paribas (B)
      2.420%, 08/25/08                                  800,000          800,000
   Rabobank Nederland (B)
      2.420%, 08/26/08                                  800,000          800,000
                                                                  --------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $2,400,000)                                                2,400,000
                                                                  --------------
MASTER NOTE - 0.7%
   Bear Stearns (B)
      2.388%, 09/11/08                                1,500,000        1,500,000
                                                                  --------------
   TOTAL MASTER NOTE
      (Cost $1,500,000)                                                1,500,000
                                                                  --------------
BANK NOTE - 0.3%
   Wells Fargo Bank (B)
      2.420%, 08/25/08                                  800,000          800,000
                                                                  --------------
   TOTAL BANK NOTE
      (Cost $800,000)                                                    800,000
                                                                  --------------

Description                                           Par             Value
----------------------------------------------   --------------   --------------
REPURCHASE AGREEMENTS - 6.1%
   Credit Suisse
      2.080%, dated 07/31/08, matures on
      08/01/08, repurchase price $3,256,475
      (collateralized by a U.S. Treasury Bill
      obligation, par value $3,400,000, 0.000%,
      07/30/09, total market value $3,324,541)   $    3,256,287   $    3,256,287
   Dresdner Securities (B)
      2.288%, dated 07/31/08, maturing on
      08/01/08, repurchase price $1,500,095
      (collaterized by various corporate
      obligations, ranging in par value from
      $950,000-25,000,000, 0.000%-4.880%,
      11/14/08-03/01/10, total market
      value $1,575,123)                               1,500,000        1,500,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08, maturing on
      08/01/08, repurchase price $8,500,552
      (collaterized by various asset-backed
      obligations, ranging in par value from
      $90,000-$30,000,000, 0.000%-5.510%,
      03/15/10-12/15/16, total market value
      $8,925,205)                                     8,500,000        8,500,000
   Lehman Brothers (B)
      2.268%, dated 07/31/08, maturing on
      08/01/08, repurchase price $120,940
      (collaterized by various corporate
      obligations, ranging in par value from
      $2,000,000-$12,315,000,
      5.020%-5.800%, 07/09/09-03/15/11,
      total market value $126,982)                      120,932          120,932
                                                                  --------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $13,377,219)                                              13,377,219
                                                                  --------------
TOTAL INVESTMENTS - 106.8%
   (Cost $240,598,494)                                               235,279,895
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET - (6.8)%                            (15,054,364)
                                                                  --------------
NET ASSETS - 100.0%                                               $  220,225,531
                                                                  ==============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $14,284,585.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 65

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SMALL CAP ADVANTAGE FUND

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - 97.7%+
CONSUMER DISCRETIONARY - 11.1%
   AFC Enterprises*                                         32,100   $   245,886
   Arctic Cat (A)                                           15,300       136,170
   Asbury Automotive Group                                   3,100        30,721
   Blyth                                                     6,100        88,755
   Bob Evans Farms                                           2,200        63,008
   CBRL Group (A)                                            6,600       159,522
   Columbia Sportswear (A)                                   5,900       220,129
   Finish Line, Cl A* (A)                                    7,200        78,120
   Hot Topic* (A)                                           37,200       233,988
   Landry's Restaurants (A)                                  8,600       125,302
   Lear* (A)                                                10,500       151,305
   Men's Wearhouse (A)                                       4,900        97,559
   Oxford Industries                                         3,800        79,952
   Regis                                                    11,800       330,282
   Rent-A-Center*                                           15,900       337,080
   Ruby Tuesday*                                            11,700        80,496
   Scholastic (A)                                           10,400       268,216
   Sealy                                                    14,500        99,035
   Stamps.com*                                               9,900       134,739
   ValueVision Media, Cl A*                                 22,300        68,238
                                                                     -----------
                                                                       3,028,503
                                                                     -----------
CONSUMER STAPLES - 2.7%
   Fresh Del Monte Produce*                                  3,600        75,888
   Nash Finch                                                2,200        86,834
   National Beverage* (A)                                    9,700        75,563
   Nu Skin Enterprises, Cl A                                12,400       200,384
   Sanderson Farms (A)                                       7,400       294,076
                                                                     -----------
                                                                         732,745
                                                                     -----------
ENERGY - 6.6%
   Basic Energy Services* (A)                                9,100       244,972
   Brigham Exploration* (A)                                 19,400       271,600
   Bronco Drilling*                                          4,800        84,000
   Complete Production Services*                             9,600       305,664
   Energy Partners*                                         16,400       194,832
   General Maritime (A)                                      4,900       132,006
   Knightsbridge Tankers (A)                                 5,800       186,238
   Stone Energy*                                             7,700       392,854
                                                                     -----------
                                                                       1,812,166
                                                                     -----------
FINANCIALS - 18.0%
   Advance America Cash Advance Centers (A)                 71,300       390,011
   Anthracite Capital REIT (A)                              32,500       205,400
   Aspen Insurance Holdings                                 17,100       434,169
   Calamos Asset Management, Cl A                           13,800       282,348
   Capital Trust REIT, Cl A (A)                              4,700        72,474
   Encore Capital Group* (A)                                12,300       150,675
   First Bancorp Puerto Rico (A)                            28,600       250,250

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   First Financial Holdings                                  8,100   $   161,838
   Great Southern Bancorp (A)                                4,200        43,974
   IPC Holdings                                             11,400       365,940
   Max Capital Group                                         7,700       180,719
   Montpelier Re Holdings (A)                               19,100       299,870
   Old National Bancorp (A)                                 17,300       262,614
   Oriental Financial Group                                 22,200       385,614
   Pacific Capital Bancorp North America (A)                12,300       160,761
   Penson Worldwide*                                        24,000       442,080
   Platinum Underwriters Holdings                            3,200       115,520
   QC Holdings (A)                                          15,200       140,296
   RLI                                                       2,500       136,550
   Selective Insurance Group                                10,900       235,440
   W Holding (A)                                            78,300        62,640
   WSFS Financial                                            2,200       119,790
                                                                     -----------
                                                                       4,898,973
                                                                     -----------
HEALTH CARE - 13.7%
   Alkermes*                                                12,900       203,175
   AMERIGROUP*                                               7,600       193,040
   Centene*                                                 17,400       388,194
   Computer Programs & Systems                               5,600       138,768
   CONMED*                                                   7,800       237,042
   Kindred Healthcare*                                      14,700       396,459
   Martek Biosciences* (A)                                   7,800       293,358
   Medicis Pharmaceutical, Cl A                              7,500       137,700
   Merit Medical Systems*                                   16,700       337,507
   Odyssey HealthCare* (A)                                  12,600       118,692
   Par Pharmaceutical*                                      23,800       411,740
   RehabCare Group*                                         26,400       437,184
   STERIS                                                    6,900       235,773
   Valeant Pharmaceuticals International* (A)               11,600       198,592
                                                                     -----------
                                                                       3,727,224
                                                                     -----------
INDUSTRIAL - 16.5%
   Alaska Air Group* (A)                                    10,400       185,952
   American Railcar Industries (A)                          17,700       389,400
   American Woodmark (A)                                     6,600       155,694
   AO Smith                                                  3,900       154,830
   Arkansas Best (A)                                         7,800       289,692
   Deluxe                                                   10,200       145,860
   Dycom Industries*                                         8,300       131,721
   Federal Signal                                           10,900       156,633
   Gibraltar Industries (A)                                  6,400       101,184
   Granite Construction (A)                                  4,100       129,683
   Herman Miller (A)                                         9,500       248,330
   Kelly Services, Cl A                                      2,600        47,866
   Knoll                                                    24,400       376,736
   Navigant Consulting*                                      8,100       149,688

        The accompanying notes are an integral part of the financial statements.


                               66 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SMALL CAP ADVANTAGE FUND (CONTINUED)

Description                                               Shares        Value
-----------------------------------------------------   ----------   -----------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
   NN                                                       15,400   $   205,128
   Pacer International                                      18,800       446,312
   Saia*                                                    17,100       299,250
   School Specialty* (A)                                     4,100       136,571
   Spherion*                                                47,500       232,275
   TrueBlue*                                                 4,200        63,420
   Wabash National                                          18,600       172,980
   Werner Enterprises (A)                                   12,500       297,625
                                                                     -----------
                                                                       4,516,830
                                                                     -----------
INFORMATION TECHNOLOGY - 20.0%
   Avocent*                                                  3,600        85,608
   CACI International, Cl A*                                 3,400       152,864
   Ciber*                                                   55,500       392,385
   CMGI*                                                    18,970       232,193
   CPI International*                                       16,600       239,870
   CSG Systems International*                               31,400       557,036
   CTS                                                      33,300       428,238
   Electronics for Imaging*                                  5,300        74,253
   Gevity HR                                                32,100       239,145
   Insight Enterprises*                                      5,000        63,800
   IXYS*                                                    29,200       357,408
   Manhattan Associates* (A)                                16,100       395,094
   Micrel                                                   14,900       141,848
   Parametric Technology*                                   16,900       327,353
   Plantronics                                              10,200       248,370
   RealNetworks*                                            66,900       459,603
   Silicon Image*                                           16,300       114,263
   Sybase*                                                  10,800       362,988
   SYNNEX* (A)                                               8,900       207,904
   TIBCO Software*                                          45,500       373,555
                                                                     -----------
                                                                       5,453,778
                                                                     -----------
MATERIALS - 5.6%
   Buckeye Technologies*                                    27,400       267,150
   Headwaters* (A)                                          19,700       258,267
   Mercer International* (A)                                11,700        72,774
   Olin                                                     20,200       600,748
   Spartech                                                  7,100        71,781
   Worthington Industries (A)                               13,800       244,812
                                                                     -----------
                                                                       1,515,532
                                                                     -----------
TELECOMMUNICATION SERVICES - 1.0%
   General Communication, Cl A*                             27,500       246,675
   USA Mobility                                              3,900        31,668
                                                                     -----------
                                                                         278,343
                                                                     -----------
UTILITIES - 2.5%
   El Paso Electric*                                         3,900        80,574
   Nicor (A)                                                 8,200       326,524

Description                                             Shares/Par      Value
-----------------------------------------------------   ----------   -----------

COMMON STOCK - (CONTINUED)+
UTILITIES - (CONTINUED)
   WGL Holdings                                              8,200   $   283,146
                                                                     -----------
                                                                         690,244
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $28,694,047)                                              26,654,338
                                                                     -----------
CERTIFICATES OF DEPOSIT- YANKEE- 3.3%
   Bank of Scotland (B)
      2.430%, 08/22/08                                  $  300,000       300,000
   BNP Paribas (B)
      2.420%, 08/25/08                                     300,000       300,000
   Rabobank Nederland (B)
      2.420%, 08/26/08                                     300,000       300,000
                                                                     -----------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $900,000)                                                    900,000
                                                                     -----------
BANK NOTE - 1.1%
   Wells Fargo Bank (B)
      2.420%, 08/25/08                                     300,000       300,000
                                                                     -----------
   TOTAL BANK NOTE
      (Cost $300,000)                                                    300,000
                                                                     -----------
REPURCHASE AGREEMENTS - 23.9%
   Credit Suisse
      2.080%, dated 07/31/08, matures on
      08/01/08, repurchase price $352,335
      (collateralized by a U.S. Treasury Bill
      obligation, par value $370,000,
      2.100%, 07/30/09, total market
      value $361,788)                                      352,315       352,315
   Dresdner Securities (B)
      2.288%, dated 07/31/08, matures on
      08/01/08, repurchase price $2,200,140
      (collateralized by various corporate
      obligations, ranging in par value
      from $950,000-$25,000,000,
      0.000%-4.880%, 11/14/08-03/01/10,
      total market value $2,310,180)                     2,200,000     2,200,000
Greenwich Capital (B)
      2.338%, dated 07/31/08, matures on
      08/01/08, repurchase price $3,750,244
      (collateralized by various asset-backed
      obligations, ranging in par value
      from $90,000-$30,000,000,
      0.000%-5,510%, 03/15/10-12/15/16,
      total market value $3,937,590)                     3,750,000     3,750,000

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 67

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SMALL CAP ADVANTAGE FUND (CONCLUDED)

Description                                                Par          Value
-----------------------------------------------------   ----------   -----------
REPURCHASE AGREEMENTS - (CONTINUED)
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures on
      08/01/08, repurchase price $235,702
      (collaterized by various corporate
      obligations, ranging in par value
      from $2,000,000-$12,315,000,
      5.020%-5.800%, 07/09/09-03/15/11,
      total market value $247,477)                      $  235,687   $   235,687
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $6,538,002)                                                 6,538,002
                                                                     -----------
   TOTAL INVESTMENTS - 126.0%
      (Cost $36,432,049)                                              34,392,340
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - (26.0)%                             (7,105,991)
                                                                     -----------
NET ASSETS - 100.0%                                                  $27,286,349
                                                                     ===========

----------

*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $6,971,958.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2008 ARE AS FOLLOWS:

TYPE OF               NUMBER OF     EXPIRATION      UNREALIZED
CONTRACT              CONTRACTS        DATE        APPRECIATION
-------------------   ---------   --------------   ------------
Russell Mini Future       11      September 2008      $6,513

    The accompanying notes are an integral part of the financial statements.


                               68 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SMALL CAP VALUE FUND

Description                                             Shares          Value
--------------------------------------------------   ------------   ------------
COMMON STOCK - 97.9%+
CONSUMER DISCRETIONARY - 14.2%
   AH Belo, Cl A                                            5,680   $     30,672
   American Axle & Manufacturing Holdings (A)              72,100        423,948
   American Greetings, Cl A                                61,500        911,430
   Arctic Cat (A)                                         109,238        972,218
   ArvinMeritor (A)                                       102,900      1,421,049
   Belo, Cl A                                              43,900        298,081
   Blyth                                                   61,100        889,005
   Callaway Golf                                           60,700        769,676
   CBRL Group (A)                                          38,300        925,711
   Ethan Allen Interiors (A)                               61,000      1,531,100
   Hooker Furniture                                        55,500        927,960
   Jackson Hewitt Tax Service (A)                          29,300        452,978
   Journal Communications, Cl A (A)                       204,900        973,275
   Lear*                                                   49,900        719,059
   Modine Manufacturing                                    56,500        985,360
   O'Charleys                                              54,100        608,625
   Polaris Industries (A)                                  40,700      1,741,960
   Rent-A-Center*                                          34,400        729,280
   Rex Stores* (A)                                          2,800         34,356
   Ruby Tuesday* (A)                                      129,100        888,208
   Sonic Automotive, Cl A (A)                              33,600        338,352
   Stage Stores (A)                                        73,400      1,087,788
   Standard Motor Products (A)                            101,000        948,390
                                                                    ------------
                                                                      18,608,481
                                                                    ------------
CONSUMER STAPLES - 2.5%
   Fresh Del Monte Produce*                                28,600        602,888
   Nash Finch (A)                                          34,700      1,369,609
   Universal (A)                                           25,200      1,300,824
                                                                    ------------
                                                                       3,273,321
                                                                    ------------
ENERGY - 6.2%
   Allis-Chalmers Energy* (A)                              34,400        528,728
   Alon USA Energy (A)                                     47,200        404,976
   Grey Wolf* (A)                                         220,300      1,881,362
   Holly (A)                                               35,400      1,011,732
   Oil States International*                               13,900        762,832
   Overseas Shipholding Group                              10,500        826,875
   SEACOR Holdings*                                         8,500        711,195
   Swift Energy*                                           17,900        909,678
   Tesoro (A)                                              27,100        418,424
   Walter Industries                                        6,000        629,220
                                                                    ------------
                                                                       8,085,022
                                                                    ------------
FINANCIALS - 28.7%
   Advanta, Cl B                                           91,600        724,556
   Anthracite Capital REIT (A)                            149,300        943,576
   Banco Latinoamericano de Exportaciones, Cl E            60,800      1,115,072

Description                                             Shares          Value
--------------------------------------------------   ------------   ------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Capstead Mortgage REIT                                  76,100   $    831,012
   Cathay General Bancorp (A)                              45,500        725,270
   Central Pacific Financial (A)                           67,600        748,332
   Citizens Republic Bancorp (A)                           50,401        168,843
   City Holding                                            14,900        662,752
   Community Trust Bancorp                                 30,400        936,928
   Dime Community Bancshares                                9,100        152,243
   Financial Federal (A)                                   75,100      1,731,055
   FirstMerit                                              47,800        940,704
   Harleysville Group (A)                                  46,200      1,646,106
   Horace Mann Educators (A)                               57,600        798,336
   HRPT Properties Trust REIT                             205,800      1,442,658
   Independent Bank (A)                                    49,665        251,802
   Integra Bank (A)                                        48,300        375,291
   IPC Holdings                                            56,700      1,820,070
   Medical Properties Trust REIT (A)                       46,900        520,121
   Montpelier Re Holdings (A)                              88,000      1,381,600
   NBT Bancorp (A)                                         45,600      1,130,424
   Newcastle Investment REIT (A)                            9,500         57,760
   Odyssey Re Holdings (A)                                 43,100      1,683,917
   Old National Bancorp (A)                                 1,800         27,324
   One Liberty Properties REIT (A)                         46,100        783,700
   Oriental Financial Group                                52,400        910,188
   Presidential Life                                       60,400        968,816
   Provident Bankshares (A)                                29,200        265,720
   RAIT Financial Trust REIT (A)                           38,200        254,030
   RLI (A)                                                 13,700        748,294
   Safety Insurance Group                                  44,100      1,872,927
   Selective Insurance Group (A)                           80,000      1,728,000
   StanCorp Financial Group                                25,400      1,254,506
   Sunstone Hotel Investors REIT (A)                       78,300      1,013,202
   Susquehanna Bancshares (A)                              69,800        999,536
   TCF Financial (A)                                       75,000        956,250
   UCBH Holdings (A)                                      195,500        881,705
   Webster Financial                                       63,500      1,261,110
   Whitney Holding (A)                                     65,900      1,354,904
   Zenith National Insurance                               42,400      1,458,984
                                                                    ------------
                                                                      37,527,624
                                                                    ------------
HEALTH CARE - 3.6%
   Apria Healthcare Group*                                 62,300      1,196,783
   Datascope                                               13,900        648,852
   Kindred Healthcare*                                     23,400        631,098
   Lincare Holdings*                                       28,300        911,826
   Lumenis*                                                    13             --
   Par Pharmaceutical*                                     45,200        781,960
   Sciele Pharma* (A)                                      31,161        581,153
                                                                    ------------
                                                                       4,751,672
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 69

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SMALL CAP VALUE FUND (CONTINUED)

Description                                             Shares          Value
--------------------------------------------------   ------------   ------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 20.1%
   Alaska Air Group* (A)                                   33,700   $    602,556
   American Woodmark (A)                                   42,500      1,002,575
   AO Smith (A)                                            48,600      1,929,420
   Applied Industrial Technologies (A)                     38,800      1,036,736
   Arkansas Best (A)                                        5,942        220,686
   Con-way                                                 20,000      1,011,200
   Crane                                                   16,600        589,300
   Deluxe                                                  23,100        330,330
   Ennis                                                   44,500        687,525
   EnPro Industries* (A)                                   26,500        954,265
   GATX                                                    19,800        900,306
   Griffon* (A)                                            68,300        686,415
   IKON Office Solutions                                  159,700      2,283,710
   Kelly Services, Cl A (A)                                93,800      1,726,858
   Ladish*                                                 33,100        655,380
   Mesa Air Group* (A)                                    146,700         67,482
   Mueller Industries (A)                                  59,900      1,537,633
   Mueller Water Products, Cl B (A)                         8,657         75,749
   NACCO Industries, Cl A (A)                              13,100      1,323,100
   Pacer International                                     72,900      1,730,646
   PAM Transportation Services*                            43,452        573,566
   Regal-Beloit (A)                                        12,000        501,000
   Ryder System (A)                                        23,400      1,543,464
   Saia*                                                   44,200        773,500
   Seaboard                                                   300        540,000
   Spherion* (A)                                          130,900        640,101
   Steelcase, Cl A (A)                                     52,300        520,908
   Timken                                                  24,000        792,480
   United Rentals* (A)                                     18,264        295,512
   YRC Worldwide* (A)                                      44,700        755,430
                                                                    ------------
                                                                      26,287,833
                                                                    ------------
INFORMATION TECHNOLOGY - 13.6%
   3Com*                                                  313,200        588,816
   Asyst Technologies* (A)                                130,500        565,065
   Black Box                                                9,123        270,953
   Ciber* (A)                                             121,000        855,470
   CSG Systems International*                              99,400      1,763,356
   CTS (A)                                                114,100      1,467,326
   Gerber Scientific*                                      96,700      1,147,829
   Gevity HR                                               16,792        125,100
   Imation (A)                                             37,800        720,468
   JDA Software Group* (A)                                 40,400        689,628
   Kemet* (A)                                             191,100        259,896
   MAXIMUS                                                 18,900        701,379
   Mentor Graphics*                                        33,200        460,816
   Methode Electronics (A)                                 91,900      1,028,361
   Micrel                                                 100,700        958,664

Description                                           Shares/Par        Value
--------------------------------------------------   ------------   ------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
   MKS Instruments*                                        78,100   $  1,608,860
   Quantum* (A)                                           573,000        939,720
   RF Micro Devices* (A)                                  217,300        710,571
   Skyworks Solutions* (A)                                 67,600        639,496
   Technitrol (A)                                          45,700        640,714
   United Online (A)                                      150,700      1,636,602
                                                                    ------------
                                                                      17,779,090
                                                                    ------------
MATERIALS - 6.4%
   Glatfelter                                              87,600      1,280,712
   HB Fuller (A)                                           32,800        820,000
   NewMarket (A)                                           12,300        759,648
   Olin                                                    36,700      1,091,458
   OM Group*                                               11,100        372,960
   Schulman A                                              46,000      1,068,580
   Schweitzer-Mauduit International                        58,700      1,092,407
   Spartech                                               106,900      1,080,759
   Worthington Industries (A)                              41,800        741,532
                                                                    ------------
                                                                       8,308,056
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.4%
   Frontier Communications                                      1             12
   Premiere Global Services* (A)                           38,700        584,757
                                                                    ------------
                                                                         584,769
                                                                    ------------
UTILITIES - 2.2%
   Nicor (A)                                               42,900      1,708,278
   PNM Resources (A)                                       28,200        330,222
   Westar Energy (A)                                       37,400        825,792
                                                                    ------------
                                                                       2,864,292
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $160,361,488)                                            128,070,160
                                                                    ------------
CERTIFICATES OF DEPOSIT- YANKEE- 5.1%
   Bank of Scotland (B)
      2.430%, 08/22/08                               $  2,200,000      2,200,000
   BNP Paribas (B)
      2.420%, 08/25/08                                  2,200,000      2,200,000
   Rabobank Nederland (B)
      2.420%, 08/26/08                                  2,200,000      2,200,000
                                                                    ------------
   TOTAL CERTIFICATES OF DEPOSIT- YANKEE
      (Cost $6,600,000)                                                6,600,000
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.


                              70 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SMALL CAP VALUE FUND (CONCLUDED)

Description                                              Par            Value
--------------------------------------------------   ------------   ------------
CORPORATE OBLIGATION - 1.9%
   Morgan Stanley Dean Witter (B)(C)
   2.200%, 04/03/09                                  $  2,500,000   $  2,500,000
                                                                    ------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,500,000)                                                2,500,000
                                                                    ------------
MASTER NOTE - 1.9%
   Bear Stearns (B)
      2.388%, 09/11/08                                  2,500,000      2,500,000
                                                                    ------------
   TOTAL MASTER NOTE
      (Cost $2,500,000)                                                2,500,000
                                                                    ------------
BANK NOTE - 1.7%
   Wells Fargo Bank (B)
      2.420%, 08/25/08                                  2,200,000      2,200,000
                                                                    ------------
   TOTAL BANK NOTE
      (Cost $2,200,000)                                                2,200,000
                                                                    ------------
REPURCHASE AGREEMENTS - 27.8%
   Credit Suisse
      2.080%, dated 07/31/08, matures on
      08/01/08, repurchase price $2,679,009
      (collaterized by a U.S. Treasury Bill,
      par value $2,800,000, 0.00%, 07/30/09,
      total market value $2,737,857)                    2,678,854      2,678,854
   Dresdner Securities (B)
      2.288%, dated 07/31/08, matures on
      08/01/08, repurchase price $5,750,365
      (collaterized by various corporate
      obligations ranging in par value from
      $950,000-$25,000,000,
      0.000%-4.880%, 11/14/08-03/01/10,
      total market value $6,037,970)                    5,750,000      5,750,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08, matures on
      08/01/08, repurchase price $27,751,802
      (collaterized by various asset-backed
      obligations ranging in par value
      from $90,000-$30,000,000,
      0.000%-5.510%, 03/15/10-12/15/16,
      total market value $29,138,168)                  27,750,000     27,750,000

Description                                              Par            Value
--------------------------------------------------   ------------   ------------
REPURCHASE AGREEMENTS - (CONTINUED)
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures on
      08/01/08, repurchase price $182,458
      (collaterized by various corporate
      obligations ranging in par value
      from $2,000,000-$12,315,000, 5.020%-
      5.800%, 07/09/09-03/15/11, total market
      value $191,574)                                $    182,447   $    182,447
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $36,361,301)                                              36,361,301
                                                                    ------------
TOTAL INVESTMENTS - 136.3%
   (Cost $210,522,789)                                               178,231,461
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - (36.3)%                            (47,490,516)
                                                                    ------------
NET ASSETS - 100.0%                                                 $130,740,945
                                                                    ============

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $44,231,839.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 71

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

VALUE MOMENTUM FUND

Description                                              Shares         Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - 99.0%+
CONSUMER DISCRETIONARY - 10.7%
   Autoliv (A)                                             68,300   $  2,666,432
   Belo, Cl A (A)                                         142,250        965,877
   Comcast, Cl A                                          355,800      7,308,132
   Home Depot                                             150,000      3,574,500
   Lee Enterprises (A)                                    117,900        356,058
   McGraw-Hill (A)                                        100,000      4,067,000
   News, Cl A (A)                                         448,400      6,335,892
   Pulte Homes (A)                                        186,800      2,280,828
   Starwood Hotels & Resorts Worldwide                     45,000      1,543,050
   Target                                                  69,900      3,161,577
   Time Warner                                            303,900      4,351,848
   Washington Post, CI B (A)                                2,600      1,607,450
                                                                    ------------
                                                                      38,218,644
                                                                    ------------
CONSUMER STAPLES - 13.0%
   Altria Group                                           147,550      3,002,642
   Cadbury PLC, SP ADR                                    110,000      5,210,700
   Diageo ADR (A)                                          78,000      5,489,640
   Dr. Pepper Snapple Group*                               72,500      1,498,575
   Fomento Economico Mexicano ADR                         127,200      5,833,392
   Henkel KGAA ADR                                         89,500      3,431,027
   Kraft Foods, Cl A (A)                                   75,700      2,408,774
   Nestle ADR (A)                                         160,000      7,035,120
   Philip Morris International                            108,250      5,591,113
   Wal-Mart Stores                                        120,000      7,034,400
                                                                    ------------
                                                                      46,535,383
                                                                    ------------
ENERGY - 14.6%
   Chevron                                                146,500     12,388,040
   ConocoPhillips                                          47,000      3,836,140
   Exxon Mobil                                            170,000     13,673,100
   Halliburton                                             81,550      3,655,071
   Marathon Oil                                           157,000      7,766,790
   Peabody Energy                                          40,000      2,706,000
   Suncor Energy                                           46,550      2,536,975
   Williams                                               187,050      5,994,953
                                                                    ------------
                                                                      52,557,069
                                                                    ------------
FINANCIALS - 21.2%
   Aflac                                                   63,200      3,514,552
   American International Group                           135,000      3,516,750
   Bank of America                                        179,100      5,892,390
   Bank of New York Mellon                                146,200      5,190,100
   Berkshire Hathaway, CI B*                                2,600      9,955,400
   Citigroup (A)                                          319,900      5,978,931
   Federal National Mortgage Association (A)               90,000      1,035,000
   Genworth Financial, Cl A                               153,200      2,446,604
   Goldman Sachs Group                                     14,400      2,650,176

Description                                              Shares         Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
   Hanover Insurance Group                                 80,000   $  3,433,600
   JPMorgan Chase                                         254,250     10,330,178
   Loews                                                   74,600      3,324,176
   Marsh & McLennan                                       136,750      3,863,188
   Morgan Stanley                                          55,350      2,185,218
   Prudential Financial                                    65,000      4,483,050
   Travelers                                               48,350      2,133,202
   Wells Fargo                                            207,450      6,279,512
                                                                    ------------
                                                                      76,212,027
                                                                    ------------
HEALTH CARE - 7.0%
   Baxter International                                    76,000      5,214,360
   Boston Scientific*                                     363,000      4,316,070
   Covidien (A)                                            64,650      3,183,366
   GlaxoSmithKline PLC, SP ADR (A)                         42,650      1,985,784
   Merck                                                  208,800      6,869,520
   Pfizer                                                 182,200      3,401,674
                                                                    ------------
                                                                      24,970,774
                                                                    ------------
INDUSTRIAL - 11.7%
   Avery Dennison (A)                                      40,000      1,760,400
   Boeing                                                  32,050      1,958,575
   General Electric                                       518,300     14,662,707
   Honeywell International                                103,450      5,259,398
   Insituform Technologies, CI A                          100,000      1,729,000
   Pitney Bowes (A)                                        53,100      1,682,739
   Tyco International                                      63,700      2,838,472
   United Technologies                                     46,550      2,978,269
   USG                                                    105,000      3,013,500
   Waste Management                                       170,000      6,041,800
                                                                    ------------
                                                                      41,924,860
                                                                    ------------
INFORMATION TECHNOLOGY - 13.7%
   Accenture, Cl A                                         55,450      2,315,592
   Cisco Systems*                                         150,250      3,303,997
   Corning                                                226,950      4,541,270
   Diebold                                                 67,950      2,512,791
   Hewlett-Packard                                         84,350      3,778,880
   Intel                                                  101,750      2,257,832
   International Business Machines                         72,550      9,284,949
   Microsoft                                              443,350     11,402,962
   Nokia ADR (A)                                          135,900      3,712,788
   Tyco Electronics (A)                                    63,050      2,089,477
   Western Union                                          139,750      3,862,690
                                                                    ------------
                                                                      49,063,228
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                               72 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

VALUE MOMENTUM FUND (CONCLUDED)

Description                                            Shares/Par       Value
---------------------------------------------------   -----------   ------------
COMMON STOCK - (CONTINUED)+
MATERIALS - 3.1%
   Alcoa                                                   80,400   $  2,713,500
   Cabot (A)                                               50,850      1,364,305
   Dow Chemical                                            48,300      1,608,873
   Rio Tinto ADR                                            4,550      1,900,080
   Weyerhaeuser                                            66,550      3,557,763
                                                                    ------------
                                                                      11,144,521
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.9%
   Sprint Nextel                                          240,000      1,953,600
   Verizon Communications                                 147,200      5,010,688
                                                                    ------------
                                                                       6,964,288
                                                                    ------------
UTILITIES - 2.1%
   Questar                                                140,700      7,440,216
                                                                    ------------
                                                                       7,440,216
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $313,760,254)                                            355,031,010
                                                                    ------------
CERTIFICATES OF DEPOSIT- YANKEE- 1.2%
   Bank of Scotland (B)
      2.430%, 08/22/08                                $ 1,400,000      1,400,000
   BNP Paribas (B)
      2.420%, 08/25/08                                  1,400,000      1,400,000
   Rabobank Nederland NV (B)
      2.420%, 08/26/08                                  1,400,000      1,400,000
                                                                    ------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $4,200,000)                                                4,200,000
                                                                    ------------
REGISTERED INVESTMENT COMPANY- 0.9%
   Dreyfus Cash Management                              3,127,808      3,127,808
                                                                    ------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $3,127,808)                                                3,127,808
                                                                    ------------
CORPORATE OBLIGATION - 0.7%
   Morgan Stanley Dean Witter (B) (C)
      2.200%, 04/03/09                                  2,500,000      2,500,000
                                                                    ------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,500,000)                                                2,500,000
                                                                    ------------
MASTER NOTE - 0.7%
   Bear Stearns (B)
      2.388%, 09/11/08                                  2,500,000      2,500,000
                                                                    ------------
   TOTAL MASTER NOTE
      (Cost $2,500,000)                                                2,500,000
                                                                    ------------

Description                                                Par          Value
---------------------------------------------------   -----------   ------------
BANK NOTE - 0.4%
   Wells Fargo Bank (B)
      2.420%, 08/25/08                                $ 1,300,000   $  1,300,000
                                                                    ------------
   TOTAL BANK NOTE
      (Cost $1,300,000)                                                1,300,000
                                                                    ------------
REPURCHASE AGREEMENTS- 6.2%
   Dresdner Securities (B)
      2.288%, dated 07/31/08, matures on
      08/01/08, repurchase price $5,750,365
      (collateralized by various corporate
      obligations, ranging in par from $950,000 -
      $25,000,000, 0.000% - 4.880%, 11/14/08 -
      03/01/10, total market value $6,037,970)          5,750,000      5,750,000
   Greenwich Capital (B)
      2.338%, dated 07/31/08, matures on
      08/01/08, repurchase price $16,501,072
      (collateralized by various asset backed
      obligations ranging in par from $90,000 -
      $30,000,000, 0.000% - 5.510%, 03/15/10 -
      12/15/16, total market value $17,325,397)        16,500,000     16,500,000
   Lehman Brothers (B)
      2.268%, dated 07/31/08, matures on
      08/01/08, repurchase price $115,457
      (collateralized by various corporate
      obligations, ranging in par from $2,000,000 -
      $12,315,000, 5.020% - 5.800%, 07/09/09 -
      03/15/11, total market value $121,225)              115,450        115,450
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $22,365,450)                                              22,365,450
                                                                    ------------
TOTAL INVESTMENTS - 109.1%
   (Cost $349,753,512)                                               391,024,268
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - (9.1)%                             (32,463,864)
                                                                    ------------
NET ASSETS - 100.0%                                                 $358,560,404
                                                                    ============

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 73

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

VALUE MOMENTUM FUND (CONCLUDED)

----------
*    NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31,2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $30,995,418.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

PLC - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT


                               74 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CAPITAL GROWTH ALLOCATION FUND

Description                                                Shares       Value
------------------------------------------------------   ---------   -----------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 85.2%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.9%                              115,326   $ 1,179,786
   HighMark Core Equity Fund,
      Fiduciary Shares - 23.5%                           1,770,974    14,362,601
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 1.4%*                              95,629       885,525
   HighMark International Opportunities
      Fund, Fiduciary Shares - 13.8%                       993,788     8,427,320
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 15.4%                           1,032,648     9,407,424
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 7.7%                              394,402     4,673,663
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 7.5%                              277,255     4,560,852
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.3%                               69,748       803,493
   HighMark Value Momentum Fund,
      Fiduciary Shares - 12.7%                             443,244     7,774,498
                                                                     -----------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $59,423,485)                                              52,075,162
                                                                     -----------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 8.5%
   HighMark Bond Fund,
      Fiduciary Shares - 1.1%                               59,896       625,916
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 7.4%                              458,083     4,530,444
                                                                     -----------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $5,127,897)                                                5,156,360
                                                                     -----------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 1.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.28% (A)                          799,294       799,294
                                                                     -----------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $799,294)                                                    799,294
                                                                     -----------

Description                                                Shares       Value
------------------------------------------------------   ---------   -----------
EQUITY REGISTERED INVESTMENT COMPANIES - 4.5%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 3.2%                           213,724   $ 1,972,673
   Lazard Emerging Markets Portfolio,
      Institutional Class - 1.3%                            33,988       756,233
                                                                     -----------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $3,351,732)                                                2,728,906
                                                                     -----------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 0.6%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 0.6%                            65,689       374,428
                                                                     -----------
   TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
      (Cost $391,790)                                                    374,428
                                                                     -----------
TOTAL INVESTMENTS - 100.1%
   (Cost $69,094,198)                                                 61,134,150
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - (0.1)%                                 (41,019)
                                                                     -----------
NET ASSETS - 100.0%                                                  $61,093,131
                                                                     ===========

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 75

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

DIVERSIFIED EQUITY ALLOCATION FUND

Description                                                  Shares      Value
---------------------------------------------------------   -------   ----------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 94.9%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 2.2%                                10,548   $  107,903
   HighMark Core Equity Fund,
      Fiduciary Shares - 28.6%                              176,054    1,427,795
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 1.8%*                                9,505       88,016
   HighMark International Opportunities
      Fund, Fiduciary Shares - 15.1%                         89,239      756,748
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 15.4%                               84,721      771,807
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 6.7%                                28,210      334,296
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 8.4%                                25,584      420,863
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.4%                                 6,323       72,836
   HighMark Value Momentum Fund,
      Fiduciary Shares - 15.3%                               43,596      764,670
                                                                      ----------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $5,598,768)                                                4,744,934
                                                                      ----------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 0.1%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.28% (A)                             4,046        4,046
                                                                      ----------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $4,046)                                                        4,046
                                                                      ----------
EQUITY REGISTERED INVESTMENT COMPANIES - 5.1%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 3.6%                             19,286      178,015
   Lazard Emerging Markets Portfolio,
      Institutional Class - 1.5%                              3,453       76,829
                                                                      ----------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $305,598)                                                    254,844
                                                                      ----------
TOTAL INVESTMENTS - 100.1%
   (Cost $5,908,412)                                                   5,003,824
                                                                      ----------
OTHER ASSETS & LIABILITIES, NET - (0.1)%                                  (4,029)
                                                                      ----------
NET ASSETS - 100.0%                                                   $4,999,795
                                                                      ==========

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

    The accompanying notes are an integral part of the financial statements.


                               76 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

GROWTH & INCOME ALLOCATION FUND

Description                                                Shares       Value
------------------------------------------------------   ---------   -----------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 65.8%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 1.6%                               89,015   $   910,619
   HighMark Core Equity Fund,
      Fiduciary Shares - 17.1%                           1,220,830     9,900,932
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 1.1%*                              67,431       624,411
   HighMark International Opportunities
      Fund, Fiduciary Shares - 11.1%                       761,465     6,457,223
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 12.3%                             786,075     7,161,142
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 6.3%                              306,341     3,630,144
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 6.1%                              214,181     3,523,278
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 1.0%                               53,362       614,730
   HighMark Value Momentum Fund,
      Fiduciary Shares - 9.2%                              303,546     5,324,190
                                                                     -----------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $42,682,248)                                              38,146,669
                                                                     -----------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 26.3%
   HighMark Bond Fund,
      Fiduciary Shares - 10.4%                             575,763     6,016,728
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 15.9%                             931,419     9,211,738
                                                                     -----------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $15,171,881)                                              15,228,466
                                                                     -----------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 2.7%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.28% (A)                        1,577,539     1,577,539
                                                                     -----------
   TOTAL AFFILIATED MONEY MARKET REGISTERED
      INVESTMENT COMPANY
      (Cost $1,577,539)                                                1,577,539
                                                                     -----------

Description                                                Shares       Value
------------------------------------------------------   ---------   -----------
EQUITY REGISTERED INVESTMENT COMPANIES - 3.5%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 2.6%                            163,558  $ 1,509,643
   Lazard Emerging Markets Portfolio,
      Institutional Class - 0.9%                             24,117      536,603
                                                                     -----------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $2,454,097)                                                2,046,246
                                                                     -----------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.2%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 1.2%                            121,657      693,443
                                                                     -----------
   TOTAL FIXED INCOME REGISTERED INVESTMENT COMPANY
      (Cost $725,866)                                                    693,443
                                                                     -----------
TOTAL INVESTMENTS - 99.5%
   (Cost $62,611,631)                                                 57,692,363
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - 0.5%                                   275,542
                                                                     -----------
NET ASSETS - 100.0%                                                  $57,967,905
                                                                     ===========

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 77

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

INCOME PLUS ALLOCATION FUND

Description                                                  Shares      Value
---------------------------------------------------------   -------   ----------
AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES - 54.0%
   HighMark Bond Fund,
      Fiduciary Shares - 21.8%                              177,260   $1,852,363
   HighMark Short Term Bond Fund,
      Fiduciary Shares - 32.2%                              277,392    2,743,404
                                                                      ----------
   TOTAL AFFILIATED FIXED INCOME REGISTERED
      INVESTMENT COMPANIES
      (Cost $4,598,610)                                                4,595,767
                                                                      ----------
AFFILIATED EQUITY REGISTERED INVESTMENT
   COMPANIES - 37.7%
   HighMark Cognitive Value Fund,
      Fiduciary Shares - 0.8%                                 6,950       71,102
   HighMark Core Equity Fund,
      Fiduciary Shares - 11.2%                              118,164      958,310
   HighMark Enhanced Growth Fund,
      Fiduciary Shares - 0.5%*                                5,075       46,994
   HighMark International Opportunities Fund,
      Fiduciary Shares - 2.9%                                28,645      242,910
   HighMark Large Cap Growth Fund,
      Fiduciary Shares - 8.7%                                81,192      739,660
   HighMark Large Cap Value Fund,
      Fiduciary Shares - 3.5%                                25,243      299,133
   HighMark Small Cap Advantage Fund,
      Fiduciary Shares - 3.3%                                16,852      277,223
   HighMark Small Cap Value Fund,
      Fiduciary Shares - 0.6%                                 4,082       47,025
   HighMark Value Momentum Fund,
      Fiduciary Shares - 6.2%                                30,309      531,617
                                                                      ----------
   TOTAL AFFILIATED EQUITY REGISTERED
      INVESTMENT COMPANIES
      (Cost $3,671,106)                                                3,213,974
                                                                      ----------

Description                                                  Shares      Value
---------------------------------------------------------   -------   ----------
AFFILIATED MONEY MARKET REGISTERED
   INVESTMENT COMPANY - 4.3%
   HighMark Diversified Money Market Fund,
      Fiduciary Shares, 2.28% (A)                           366,675   $  366,675
                                                                      ----------
   TOTAL AFFILIATED MONEY MARKET
      REGISTERED INVESTMENT COMPANY
      (Cost $366,675)                                                    366,675
                                                                      ----------
FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.1%
   Eaton Vance Income Fund of Boston,
      Institutional Class - 2.1%                             31,105      177,296
                                                                      ----------
   TOTAL FIXED INCOME REGISTERED
      INVESTMENT COMPANY
      (Cost $185,362)                                                    177,296
                                                                      ----------
EQUITY REGISTERED INVESTMENT COMPANIES - 1.9%
   JPMorgan Small Cap Growth Fund,
      Institutional Class - 1.4%                             12,892      118,990
   Lazard Emerging Markets Portfolio,
      Institutional Class - 0.5%                              1,835       40,829
                                                                      ----------
   TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
      (Cost $192,232)                                                    159,819
                                                                      ----------
TOTAL INVESTMENTS - 100.0%
   (Cost $9,013,985)                                                   8,513,531
                                                                      ----------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                     4,126
                                                                      ----------
NET ASSETS - 100.0%                                                   $8,517,657
                                                                      ==========

----------
*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

    The accompanying notes are an integral part of the financial statements.


                               78 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BOND FUND

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 41.0%
   FHLMC Gold
      6.500%, 11/01/09                                $   116,469   $    118,016
      6.000%, 10/01/09                                    182,623        183,002
      6.000%, 06/01/13                                    918,035        944,273
      6.000%, 09/01/13                                    862,804        885,533
      6.000%, 09/01/17                                  2,430,349      2,481,252
      6.000%, 11/01/17                                    766,710        784,375
      5.500%, 03/01/17                                    720,686        729,099
      5.500%, 08/01/21                                  6,783,975      6,807,163
      5.000%, 10/01/20                                  1,376,399      1,357,447
      5.000%, 07/01/35                                  4,396,438      4,190,401
      4.500%, 05/01/19                                  1,755,957      1,704,032
      4.500%, 07/01/19                                  5,108,144      4,957,095
      4.500%, 04/01/20                                    687,663        667,329
      4.000%, 04/01/18                                  4,080,861      3,841,171
      4.000%, 06/01/19                                  8,852,940      8,295,135
   FHLMC, CMO REMIC Ser 1666, Cl J
      6.250%, 01/15/24                                  2,000,000      2,075,397
   FNMA
      8.500%, 05/01/25                                     25,087         27,456
      8.000%, 08/01/24                                      3,226          3,500
      8.000%, 09/01/24                                        481            522
      8.000%, 07/01/26                                     33,763         36,616
      8.000%, 06/01/30                                     19,778         21,354
      7.500%, 12/01/26                                    212,103        228,804
      7.000%, 02/01/09                                     13,376         13,411
      7.000%, 12/01/10                                    144,832        146,038
      7.000%, 05/01/30                                     40,913         43,121
      6.500%, 04/01/14                                    524,074        544,382
      6.500%, 03/01/24                                     62,047         64,399
      6.500%, 05/01/26                                     67,558         70,120
      6.500%, 01/01/28                                     21,378         22,176
      6.500%, 03/01/28                                     38,883         40,333
      6.500%, 04/01/28                                    167,290        173,529
      6.500%, 01/01/29                                    726,669        753,767
      6.500%, 06/01/29                                    335,027        347,311
      6.500%, 06/01/29                                    454,294        470,952
      6.500%, 07/01/29                                    401,684        416,413
      6.500%, 08/01/29                                    168,293        174,463
      6.500%, 05/01/30                                    575,681        596,789
      6.000%, 05/01/09                                      4,288          4,341
      6.000%, 09/01/10                                     26,192         26,251
      6.000%, 05/01/11                                     29,098         29,781
      6.000%, 01/01/12                                     16,709         17,102
      6.000%, 01/01/12                                     16,337         16,721
      6.000%, 03/01/13                                     69,388         71,098
      6.000%, 08/01/14                                  2,268,218      2,321,498
      6.000%, 05/01/16                                    659,906        676,507

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   FNMA - (continued)
      6.000%, 10/01/16                                $   865,387   $    887,157
      6.000%, 11/01/17                                  1,908,528      1,956,540
      6.000%, 12/01/27                                      5,456          5,534
      6.000%, 12/01/27                                      2,902          2,944
      6.000%, 12/01/27                                     49,690         50,403
      6.000%, 12/01/27                                     22,254         22,573
      6.000%, 07/01/28                                    456,009        462,407
      6.000%, 08/01/28                                    121,141        122,841
      6.000%, 10/01/28                                    211,072        214,034
      6.000%, 10/01/28                                     76,595         77,669
      6.000%, 12/01/28                                  1,152,738      1,168,913
      6.000%, 12/01/28                                    362,190        367,272
      6.000%, 12/01/28                                    425,177        431,143
      5.500%, 01/01/17                                    483,253        489,888
      5.500%, 02/01/17                                    259,213        262,367
      5.500%, 12/01/17                                  2,395,701      2,424,852
      5.500%, 03/01/20                                 11,355,755     11,479,737
      5.500%, 11/01/33                                  7,404,297      7,289,684
      5.500%, 04/01/35                                  3,436,804      3,374,476
      5.500%, 04/01/36                                  9,268,786      9,100,693
      5.000%, 01/01/09                                    106,287        106,107
      5.000%, 11/01/17                                  3,078,375      3,058,113
      5.000%, 12/01/17                                  1,140,533      1,133,026
      5.000%, 02/01/18                                  3,313,911      3,291,063
      5.000%, 11/01/18                                    496,874        493,448
      5.000%, 03/01/34                                  3,125,967      2,989,239
      5.000%, 03/01/34                                  4,847,761      4,635,722
      5.000%, 08/01/34                                  9,652,088      9,229,080
      5.000%, 07/01/35                                  4,921,431      4,693,866
      5.000%, 02/01/36                                  4,959,595      4,730,265
      4.500%, 04/01/18                                 19,158,686     18,675,977
      4.500%, 08/01/18                                  2,172,982      2,118,233
      4.500%, 07/01/20                                  6,722,934      6,532,538
   FNMA, CMO REMIC Ser 2003-25, Cl CD
      3.500%, 03/25/17                                  3,658,637      3,608,879
   GNMA
      8.000%, 04/15/17                                     17,724         19,236
      8.000%, 05/15/17                                     16,311         17,703
      8.000%, 11/15/26                                    259,685        283,871
      8.000%, 12/15/26                                    109,163        119,330
      7.500%, 05/15/23                                    114,637        123,184
      7.500%, 01/15/24                                     50,629         54,424
      7.500%, 01/15/24                                      4,135          4,445
      7.500%, 01/15/24                                     10,343         11,118
      7.500%, 01/15/24                                        733            788
      7.500%, 01/15/24                                     44,560         47,900
      7.500%, 02/15/24                                     32,783         35,240

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 79

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BOND FUND (CONTINUED)

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - (CONTINUED)
   GNMA - (continued)
      7.500%, 02/15/27                                $    17,042   $     18,322
      7.500%, 02/15/27                                      7,232          7,775
      7.500%, 06/15/27                                     54,611         58,715
      7.500%, 07/15/27                                     17,036         18,316
      7.500%, 08/15/27                                      1,004          1,080
      7.500%, 08/15/27                                      9,661         10,387
      7.500%, 08/15/27                                     12,924         13,895
      7.500%, 08/15/27                                      1,798          1,934
      7.500%, 08/15/27                                      1,780          1,914
      7.500%, 08/15/27                                        701            754
      7.500%, 08/15/27                                     15,795         16,982
      7.000%, 01/15/24                                     35,236         37,702
      7.000%, 04/15/24                                     26,423         28,273
      6.500%, 06/15/23                                    116,635        120,960
      6.500%, 12/15/23                                     50,459         52,331
      6.500%, 12/15/23                                     15,520         16,095
      6.500%, 01/15/24                                     19,968         20,708
      6.500%, 02/15/24                                     90,735         94,100
      6.500%, 10/15/25                                     54,121         56,128
      6.500%, 04/15/26                                     26,447         27,428
      6.500%, 01/15/29                                    216,405        224,295
      6.500%, 05/15/29                                    696,539        722,202
      6.500%, 06/15/29                                     62,167         64,433
      6.000%, 07/15/28                                     69,792         70,984
      6.000%, 08/15/28                                    123,138        125,242
      6.000%, 09/15/28                                    136,588        138,922
      6.000%, 09/15/28                                    190,338        193,590
                                                                    ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
      BACKED OBLIGATIONS
      (Cost $156,758,957)                                            155,726,864
                                                                    ------------
CORPORATE OBLIGATIONS - 35.8%
CONSUMER DISCRETIONARY - 4.4%
   Comcast Cable Communications
      6.875%, 06/15/09                                  4,530,000      4,642,743
   MGM Mirage
      8.500%, 09/15/10                                  1,950,000      1,876,875
   News America
      5.300%, 12/15/14                                  3,750,000      3,694,208
   News America Holdings
      7.750%, 02/01/24                                  1,000,000      1,053,913
   Time Warner Entertainment
      8.375%, 03/15/23                                  5,000,000      5,335,000
                                                                    ------------
                                                                      16,602,739
                                                                    ------------

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
CORPORATE OBLIGATIONS - (CONTINUED)
CONSUMER STAPLES - 1.6%
   General Mills
      5.700%, 02/15/17                                $ 3,475,000   $  3,422,027
   Safeway
      7.500%, 09/15/09                                  2,468,000      2,543,205
                                                                    ------------
                                                                       5,965,232
                                                                    ------------
FINANCIALS - 13.0%
   Associates
      6.950%, 11/01/18                                  4,000,000      4,035,104
   Bank of America
      5.650%, 05/01/18                                  5,000,000      4,667,260
   Citigroup
      6.200%, 03/15/09                                  5,200,000      5,232,448
   GE Global Insurance
      7.750%, 06/15/30                                  5,000,000      5,064,645
   HSBC Bank USA
      3.875%, 09/15/09                                  4,200,000      4,183,284
   JPMorgan Chase Bank
      6.000%, 10/01/17                                  4,200,000      4,078,393
   John Hancock Financial Services
      5.625%, 12/01/08                                  3,000,000      3,021,483
   Lehman Brothers Holdings, MTN
      5.625%, 01/24/13                                  4,000,000      3,739,504
   Merrill Lynch, MTN
      6.150%, 04/25/13                                  5,000,000      4,768,305
   Morgan Stanley
      6.750%, 04/15/11                                  5,500,000      5,590,019
   UNUM Group
      7.625%, 03/01/11                                    227,000        230,945
   Wachovia
      3.625%, 02/17/09                                  5,000,000      4,959,335
                                                                    ------------
                                                                      49,570,725
                                                                    ------------
FOREIGN GOVERNMENTS - 2.1%
   Hydro Quebec, Ser IO
      8.050%, 07/07/24                                  1,125,000      1,425,817
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                  5,000,000      5,395,000
   Province of Saskatchewan
      9.375%, 12/15/20                                  1,000,000      1,402,410
                                                                    ------------
                                                                       8,223,227
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                               80 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BOND FUND (CONTINUED)

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
CORPORATE OBLIGATIONS - (CONTINUED)
HEALTH CARE - 2.5%
   Abbott Laboratories
      5.600%, 11/30/17                                $ 3,900,000   $  3,933,462
   HCA
      7.875%, 02/01/11                                    999,000        989,010
   United Health Group
      5.250%, 03/15/11                                  4,500,000      4,453,790
                                                                    ------------
                                                                       9,376,262
                                                                    ------------
INDUSTRIAL - 1.6%
   Continental Airlines, Ser 98-1B
      6.748%, 03/15/17                                  1,608,026      1,254,260
   General Electric
      5.000%, 02/01/13                                  5,000,000      5,027,585
                                                                    ------------
                                                                       6,281,845
                                                                    ------------
INFORMATION TECHNOLOGY - 2.5%
   Cisco Systems
      5.250%, 02/22/11                                  5,000,000      5,146,770
   International Business Machines
      6.500%, 01/15/28                                  2,500,000      2,552,660
      5.700%, 09/14/17                                  1,950,000      1,978,917
                                                                    ------------
                                                                       9,678,347
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.2%
   Bell Atlantic Maryland
      8.000%, 10/15/29                                  2,980,000      3,150,829
   New England Telephone & Telegraph
      7.875%, 11/15/29                                  4,925,000      5,089,131
                                                                    ------------
                                                                       8,239,960
                                                                    ------------
UTILITIES - 5.9%
   Baltimore Gas & Electric, MTN, Ser G
      5.780%, 10/01/08                                  4,000,000      4,011,484
   MidAmerican Energy Holdings (A)
      5.750%, 04/01/18                                  9,400,000      9,261,886
   MidAmerican Energy Holdings, Ser D
      5.000%, 02/15/14                                    400,000        389,994
   Oklahoma Gas & Electric
      6.650%, 07/15/27                                  2,500,000      2,484,973
   Orange & Rockland Utilities, Ser G
      7.000%, 03/01/09                                  1,250,000      1,249,200
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                  5,000,000      4,900,740
                                                                    ------------
                                                                      22,298,277
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $137,450,074)                                            136,236,614
                                                                    ------------

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
U.S. TREASURY OBLIGATIONS - 7.6%
   U.S. Treasury Bonds
      7.250%, 05/15/16                                $ 1,300,000   $  1,597,679
      7.125%, 02/15/23 (B)                              4,000,000      5,100,936
   U.S. Treasury Inflation Index Note
      3.000%, 07/15/12 (B)                             17,000,000     22,099,178
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $27,185,100)                                              28,797,793
                                                                    ------------
ASSET-BACKED SECURITIES - 12.7%
   CS First Boston Mortgage Securities,
      Ser 2005-C1, Cl A4 (C)
      5.014%, 02/15/38                                  5,000,000      4,715,997
   CenterPoint Energy Transition Bond Co. II
      Ser A, Cl A3
      5.090%, 02/01/14                                  6,600,000      6,725,004
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3
      5.500%, 02/25/19                                  5,842,698      5,729,496
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A
      5.875%, 03/10/11                                  6,000,000      6,091,467
   Lehman Mortgage Trust,
      Ser 2007-8, Cl 1A1
      6.000%, 09/25/37                                  9,245,333      8,069,437
   MBNA Credit Card Master Note Trust,
      Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                    500,000        500,897
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3
      5.403%, 07/12/34                                  3,875,000      3,893,239
   TXU Electric Delivery Transition Bond,
      Ser 2004-1, Cl A3
      5.290%, 05/15/18                                  4,000,000      3,979,600
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2007-7, Cl A1
      6.000%, 06/25/37                                  8,941,276      8,622,743
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $49,399,678)                                              48,327,880
                                                                    ------------
MASTER NOTE - 0.5%
   Bear Stearns (D)
      2.388%, 09/11/08                                  1,875,000      1,875,000
                                                                    ------------
   TOTAL MASTER NOTE
      (Cost $1,875,000)                                                1,875,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 81

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

BOND FUND (CONCLUDED)

Description                                               Par           Value
---------------------------------------------------   -----------   ------------
REGISTERED INVESTMENT COMPANY - 1.7%
   Fidelity Institutional Money Market Funds          $ 6,307,105   $  6,307,105
                                                                    ------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $6,307,105)                                                6,307,105
                                                                    ------------
REPURCHASE AGREEMENTS - 6.7%
   Greenwich Capital (D)
      2.338%, dated 07/31/2008, matures on
      08/01/2008, repurchase price $20,501,331
      (collateralized by various asset-backed
      obligations, ranging in par from $90,000 -
      $30,000,000, 0.000% - 5.510%, 03/15/10 -
      12/15/16, total market value $21,525,493)        20,500,000     20,500,000
   Lehman Brothers (D)
      2.268%, dated 07/31/2008, matures on
      08/01/2008, repurchase price $5,140,459
      (collateralized by portions of various
      corporate obligations, par $2,000,000 -
      $12,315,000, 5.020% - 5.800%, 07/09/09 -
      03/15/11, total market value $5,397,265)          5,140,135      5,140,135
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $25,640,135)                                              25,640,135
                                                                    ------------
TOTAL INVESTMENTS - 106.0%
   (Cost $404,616,049)                                               402,911,391
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - (6.0)%                             (22,927,110)
                                                                    ------------
NET ASSETS - 100.0%                                                 $379,984,281
                                                                    ============

----------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JULY 31, 2008 WAS $9,261,886 AND REPRESENTED 2.44% OF NET ASSETS.

(B) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $26,813,718.

(C)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL - CLASS

CMO - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN - MEDIUM TERM NOTE

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER - SERIES

        The accompanying notes are an integral part of the financial statements.


                               82 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - 98.8%
   Atascadero, Unified School District,
      Measure B, Capital Projects,
      Ser A, COP, MBIA Insured
      5.200%, 08/01/08                                 $1,000,000   $  1,000,000
   Berryessa, Unified School District,
      GO, MBIA Insured
      5.375%, 03/01/12                                    460,000        495,276
   Brentwood, Unified School District,
      Election 1997, Ser B, GO, FGIC Insured,
      Callable 08/01/10 @ 101
      4.850%, 08/01/14                                    410,000        426,539
   Burlingame, Elementary School District,
      GO, FSA Insured
      5.250%, 07/15/16                                    795,000        881,440
   California State, Department of
      Transportation, Federal Highway
      Grant Anticipation Bonds,
      Ser A, RB, FGIC Insured
      5.000%, 02/01/14                                  2,000,000      2,150,700
   California State, Department of
      Water Resources, Central Valley
      Project, Ser Z, ETM, RB, FGIC Insured
      5.000%, 12/01/12                                     10,000         10,898
      Central Valley Project,
      Ser Z, RB, FGIC Insured
      5.000%, 12/01/12                                    990,000      1,071,338
      ETM, RB, FSA Insured
      5.500%, 12/01/14                                     10,000         11,337
      Power Supply Revenue,
      Ser A, RB, AMBAC Insured,
      Callable 05/01/12 @ 101
      5.500%, 05/01/15                                  1,225,000      1,323,539
      5.000%, 05/01/22                                  1,000,000      1,039,810
      RB, FSA Insured
      5.500%, 12/01/14                                  1,305,000      1,462,018
   California State, Educational
      Facilities Authority, Loyola-Marymount
      University, Ser A, RB, MBIA Insured,
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                                  1,560,000      1,636,393
      Stanford University, Ser P, RB
      5.250%, 12/01/13                                    800,000        884,584
      5.000%, 11/01/11                                    610,000        654,384
   California State, GO,
      AMBAC Insured
      5.000%, 11/01/17                                  1,000,000      1,070,960
      Callable 12/01/16 @ 100
      5.000%, 12/01/17                                  1,705,000      1,807,249
      FGIC Insured
      4.500%, 09/01/10                                  1,000,000      1,043,220

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   California State, Public Works
      Board Lease, Various University
      of California Projects,
      Ser A, RB, AMBAC Insured,
      Callable 09/15/08 @ 102
      5.100%, 12/01/10                                 $1,000,000    $ 1,019,460
   Chaffey, Unified High School District,
      GO, FDIC Insured
      5.000%, 08/01/15                                  1,000,000      1,078,770
   Coast Community College,
      GO, MBIA Insured
      5.250%, 08/01/15                                  1,000,000      1,100,500
   Contra Costa County, Transportation Authority,
      Sales Tax, Ser A, RB, FGIC Insured
      6.000%, 03/01/09                                  1,000,000      1,021,760
   Corona-Norca Unified School District,
      Election 2006, Ser A, GO, FSA Insured
      5.000%, 08/01/17                                    500,000        541,365
   Cupertino, Unified School District,
      GO, FSA Insured,
      Callable 08/01/11 @ 100
      5.250%, 08/01/13                                    595,000        630,724
   East Bay, Municipal Utility District,
      Water System Project,
      RB, MBIA Insured,
      Prerefunded @ 100 (A)
      5.250%, 06/01/11                                  1,250,000      1,340,938
   Eastern Municipal Water District,
      Ser A, COP, FGIC Insured,
      Callable 07/01/11 @ 100
      5.250%, 07/01/12                                    300,000        317,694
      5.250%, 07/01/13                                  1,000,000      1,055,560
      5.375%, 07/01/16                                  2,120,000      2,223,456
      5.375%, 07/01/17                                  2,410,000      2,520,836
   El Camino, Community College,
      GO, FSA Insured,
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                  1,000,000      1,079,410
   Fallbrook, Unified High School District,
      GO, FGIC Insured
      5.375%, 09/01/12                                    250,000        270,800
   Fremont, Unified High School District,
      Ser B, ETM, GO
      5.000%, 09/01/10                                    600,000        635,346
   Fresno, Joint Powers Financing
      Authority, Fresno City Hall,
      RB, AMBAC Insured,
      Callable 08/01/10 @ 100
      4.600%, 08/01/11                                    500,000        516,900


                           WWW.HIGHMARKFUNDS.COM | 83

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   Grant, Joint Union High School District,
      Election 2006, GO, FSA Insured
      Callable 08/01/18 @ 100
      5.000%, 08/01/21                                 $  975,000   $  1,027,514
   Joshua Basin-Hi Desert Financing
      Authority, Water District Project,
      RB, AMBAC Insured
      4.900%, 05/01/09                                    465,000        475,453
   Kings River, Conservation District,
      Pine Flat Power, Ser F, RB
      4.625%, 01/01/11                                    500,000        520,600
   Livermore-Amador Valley,
      Water Management Authority,
      Ser A, RB, AMBAC Insured,
      Callable 08/01/11 @ 100
      5.000%, 08/01/13                                    400,000        418,272
      5.250%, 08/01/14                                    750,000        792,398
   Lodi, Unified School District,
      Election 2002, GO, FSA Insured
      Callable 08/01/13 @ 100
      5.250%, 08/01/22                                  1,000,000      1,049,200
   Los Angeles Community College District,
      Election 2003, Ser E, GO, FSA Insured,
      Callable 08/01/16 @ 100
      5.000%, 08/01/17                                  1,000,000      1,082,010
   Los Angeles County, Metropolitan
      Transportation Authority, Sales Tax Project,
      A-1st Senior, Ser B, RB, FSA Insured
      5.250%, 07/01/11                                  1,550,000      1,660,593
      C-2nd Senior, Ser A, RB, AMBAC Insured
      5.500%, 07/01/10                                  1,050,000      1,111,667
      C-2nd Senior, Ser A, RB, FGIC Insured
      5.000%, 07/01/10                                  2,000,000      2,097,020
   Los Angeles,
      Ser A, GO, FGIC Insured
      5.250%, 09/01/09                                    600,000        619,278
      Ser A, GO, MBIA Insured
      5.250%, 09/01/11                                    250,000        267,678
      Ser B, GO, FSA Insured,
      Callable 09/01/15 @ 100
      5.000%, 09/01/16                                  1,000,000      1,080,220
   Los Angeles, Department of Airports,
      Airport Revenue, Los Angeles
      International Airport, Ser C, RB
      Callable 05/15/18 @ 100
      5.250%, 05/15/21                                  1,000,000      1,044,240

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   Los Angeles, Department of Water & Power,
      Ser B, RB, MBIA Insured,
      Callable 07/01/11 @ 100
      5.000%, 07/01/13                                 $  430,000   $    464,667
   Los Angeles, Department of Water & Power,
      Ser A-A-1, RB, MBIA Insured
      5.250%, 07/01/10                                  1,710,000      1,802,494
      5.250%, 07/01/11                                  1,000,000      1,067,020
      Callable 07/01/11 @ 100
      5.250%, 07/01/13                                  2,025,000      2,146,176
   Los Angeles, Unified School District,
      Election 1997, Ser E, GO, MBIA Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/01/12                                  1,390,000      1,526,276
      GO, MBIA Insured
      5.500%, 07/01/12                                    755,000        822,014
      Ser A, GO, FGIC Insured
      6.000%, 07/01/11                                  1,385,000      1,504,581
      Ser D, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/01/10                                  2,000,000      2,125,160
   Los Angeles, Waste Water System,
      Ser C, RB, MBIA Insured
      5.375%, 06/01/12                                  1,145,000      1,235,157
   Los Gatos-Saratoga, Joint Unified
      High School, Election 1998, Ser B, GO,
      Prerefunded @ 100 (A)
      4.600%, 12/01/10                                    875,000        930,580
   M-S-R Public Power Authority,
      San Juan Project,
      Ser I, RB, MBIA Insured,
      Callable 07/01/11 @ 100
      5.000%, 07/01/14                                  2,440,000      2,548,434
   Metropolitan, Water District
      of Southern California,
      Ser A, RB, Callable 07/01/11 @ 101
      5.375%, 07/01/12                                  2,185,000      2,357,222
      Waterworks Project, Ser B, GO
      4.000%, 03/01/11                                    500,000        516,795
   Mountain View, Shoreline
      Regional Park Community,
      Ser A, TA, MBIA Insured
      5.600%, 08/01/10                                    500,000        500,770
   North Orange County, Community
      College District, GO, MBIA Insured
      5.000%, 08/01/15                                  1,000,000      1,085,180

       The accompanying notes are an integral part of the financial statements.


                              84 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   Norwalk, La Mirada Unified
      School District,
      Election 2002, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                                 $1,800,000   $  1,963,908
   Orange County, Local
      Transportation Authority,
      Measure M, Second Senior,
      Ser A, RB, MBIA Insured
      5.500%, 02/15/10                                  1,200,000      1,259,724
   Orange County, Sanitation District,
      Ser B, COP, FSA Insured,
      Callable 02/01/17 @ 100
      5.000%, 02/01/23                                  2,615,000      2,697,085
   Paramount, Unified School District,
      GO, FSA Insured
      5.000%, 09/01/15                                  1,000,000      1,091,920
   Port of Oakland, RB,
      Ser B, MBIA Insured,
      Callable 11/01/17 @ 100
      5.000%, 11/01/18                                  1,000,000      1,058,320
      Ser M, FGIC Insured,
      Prerefunded @ 100 (A)
      5.250%, 11/01/12                                  1,000,000      1,095,980
   Redding, Electric System Revenue,
      Ser A, COP, FSA Insured,
      Callable 06/01/18 @ 100
      5.000%, 06/01/22                                  1,500,000      1,560,135
   Redwood City, Elementary School District,
      GO, FGIC Insured
      5.500%, 08/01/10                                  1,140,000      1,207,545
      5.500%, 08/01/14                                    900,000        993,933
   Riverside County, Transportation
      Commission, Sales Tax Revenue,
      Ser A, RB, AMBAC Insured
      5.750%, 06/01/09                                    740,000        764,035
   Riverside, Community College,
      GO, FSA Insured,
      Callable 08/01/15 @ 100
      5.000%, 08/01/19                                  1,700,000      1,783,725
   Sacramento, Municipal Utility District,
      Electric Power & Light Revenues,
      Ser C, ETM, RB, FGIC Insured,
      Callable 09/15/08 @ 100
      5.750%, 11/15/08                                    570,000        571,260
      Electric Power & Light Revenues,
      Ser U, RB, Callable 08/15/18 @100
      5.000%, 08/15/23                                  1,000,000      1,039,980

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   Sacramento, Municipal Utility District, -
      (continued)
      Ser O, RB, MBIA Insured
      5.250%, 08/15/10                                 $  500,000   $    525,700
      Ser P, RB, FSA Insured,
      Callable 08/15/11 @ 100
      5.250%, 08/15/13                                  1,585,000      1,683,698
      Ser R, RB, MBIA Insured,
      Callable 08/15/13 @ 100
      5.000%, 08/15/16                                  1,000,000      1,045,130
      Ser R, RB, MBIA Insured
      5.000%, 08/15/15                                  1,480,000      1,592,406
      San Bernardino County,
      Community College District,
      GO, FSA Insured
      5.000%, 08/01/15                                  1,000,000      1,091,630
   San Bernardino County,
      Transportation Authority,
      Ser A, RB, FSA Insured,
      Callable 09/15/08 @ 101
      5.000%, 03/01/09                                  1,000,000      1,011,650
      Ser A, RB, MBIA Insured
      6.250%, 03/01/10                                  2,000,000      2,117,420
      San Bernardino, Municipal Water
      Department, Sewer Authority, COP,
      FGIC Insured,
      Callable 02/01/09 @ 101
      5.000%, 02/01/11                                  1,130,000      1,152,736
   San Diego County, Water Authority, COP,
      Ser A, Callable 05/01/18 @ 100
      5.000%, 05/01/20                                  1,000,000      1,061,700
      Water Revenues, Ser 2008A,
      FGIC Insured
      5.250%, 05/01/16                                  1,310,000      1,430,743
      San Diego, Public Facilities Financing
      Authority, RB, MBIA Insured,
      Callable 08/01/12 @ 100
      5.000%, 08/01/14                                  1,000,000      1,042,900
   San Francisco City & County,
      Airport Commission, International
      Airport, Second Senior, Issue 20, RB,
      MBIA Insured,
      Callable 09/15/08 @ 101
      4.250%, 05/01/09                                  1,000,000      1,015,270
      Public Utilities Commission,
      Water Revenue,
      Ser A, RB, FSA Insured
      5.000%, 11/01/10                                  1,000,000      1,058,330
      5.000%, 11/01/11                                  1,500,000      1,600,485

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 85

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   San Francisco City & County, - (continued)
      Ser B, RB, MBIA Insured,
      Callable 11/01/12 @ 100
      5.000%, 11/01/15                                 $1,250,000   $  1,311,138
   San Francisco, Bay Area Rapid Transit,
      RB, AMBAC Insured,
      Callable 07/01/11 @ 100
      5.250%, 07/01/14                                    300,000        317,523
   San Joaquin County, Delta Community
      College District, Election 2004, Ser A,
      GO, FSA Insured
      4.500%, 08/01/15                                  1,000,000      1,060,880
   San Jose, Financing Authority,
      Convention Center Project, Ser F, RB,
      MBIA Insured
      4.250%, 09/01/11                                  1,765,000      1,837,171
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment Project,
      TA, AMBAC Insured,
      Callable 08/01/08 @ 102
      5.000%, 08/01/09                                  1,500,000      1,531,890
      TA, MBIA Insured
      6.000%, 08/01/08                                  1,000,000      1,000,000
   San Juan, Unified School District,
      GO, FSA Insured
      5.250%, 08/01/10                                  1,150,000      1,217,195
   San Mateo County, Transit District,
      Ser A, RB, MBIA Insured
      5.250%, 06/01/16                                  2,000,000      2,193,120
   San Mateo, Unified High School
      District, Election 2000, Ser A, GO,
      FGIC Insured, Prerefunded @ 100 (A)
      5.375%, 09/01/11                                  2,195,000      2,376,395
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA Insured,
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                                  1,250,000      1,347,650
   Santa Ana, Community Redevelopment
      Agency, Mainplace Project, Ser E, ETM,
      RB, USGOV Insured
      6.400%, 12/15/10                                    245,000        261,356
   Santa Maria, Joint Unified High School
      District, Ser A, ETM, GO, FSA Insured
      5.500%, 08/01/15                                    510,000        572,414


Description                                                Par          Value
----------------------------------------------------   ----------   ------------
MUNICIPAL BONDS - (CONTINUED)
   Solano County, Community College,
      Election 2002, Ser A, GO, MBIA
      Insured, Prerefunded @ 100 (A)
      5.000%, 08/01/13                                 $1,865,000   $  2,039,340
   South Placer, Waste Water Authority,
      Ser A, RB, ETM, FGIC Insured
      4.500%, 11/01/10                                  1,000,000      1,044,140
   Southern California, Public Power
      Authority, San Juan Unit 3, Ser A,
      RB, FSA Insured
      5.375%, 01/01/09                                  1,610,000      1,634,166
   Stockton Unified School District,
      Election 2005, GO, FSA Insured
      5.000%, 08/01/16                                    645,000        704,398
   Turlock, Irrigation District, Ser A, RB,
      MBIA Insured
      6.000%, 01/01/11                                    500,000        535,870
                                                                    ------------
   TOTAL MUNICIPAL BONDS
      (Cost $119,514,014)                                            121,703,867
                                                                    ------------
REGISTERED INVESTMENT COMPANY - 0.6%
   BlackRock Liquidity Funds,
      California Money Fund, 1.660% (B)                   723,138        723,138
                                                                    ------------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $723,138)                                                    723,138
                                                                    ------------
TOTAL INVESTMENTS - 99.4%
      (Cost $120,237,152)                                            122,427,005
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - 0.6%                                   717,895
                                                                    ------------
NET ASSETS - 100.0%                                                 $123,144,900
                                                                    ============

----------
(A)  PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP - CERTIFICATES OF PARTICIPATION

ETM - ESCROWED TO MATURITY

FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION

FSA - FINANCIAL SECURITY ASSURANCE

GO - GENERAL OBLIGATION

MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

RB - REVENUE BOND

SER - SERIES

TA - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.


                              86 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS - 97.5%
ALASKA - 0.8%
   Anchorage, City of Anchorage Schools, Ser B,
      GO, FGIC Insured 5.000%, 09/01/17                 $  500,000   $   540,085
                                                                     -----------
ARIZONA - 6.8%
   Arizona State, Transportation Board & Highway
      Revenue, Ser A, RB, Callable 07/01/12 @ 102
      5.250%, 07/01/17                                   1,000,000     1,076,980
   Phoenix, GO, Prerefunded @ 101 (A)
      5.000%, 07/01/09                                   2,370,000     2,467,241
   Ser A,
      6.250%, 07/01/17                                   1,000,000     1,188,590
                                                                     -----------
                                                                       4,732,811
                                                                     -----------
CALIFORNIA - 17.5%
   California State Department of Water Resources (B)
      Power Supply Revenue, Ser B-2, RB
         2.350%, 05/01/22                                1,000,000     1,000,000
   California State, Department of Transportation,
      Federal Highway Grant Anticipation Bonds,
      Ser A, RB, FGIC Insured
      5.000%, 02/01/14                                   1,000,000     1,075,350
   California State, Department of Water Resources,
      Central Valley Project, Ser Z, RB, FGIC Insured
         5.000%, 12/01/12                                  500,000       541,080
      Power Supply Revenue, Ser H, RB, FSA Insured,
      Callable 05/01/18 @ 100
         5.000%, 05/01/22                                1,000,000     1,039,810
      Ser X, RB, FGIC Insured
         5.500%, 12/01/15                                  600,000       675,654
   California State, Educational Facilities Authority,
      Loyola-Marymount University, Ser A, RB, MBIA
      Insured, Callable 10/01/11 @ 101
      4.500%, 10/01/12                                   1,000,000     1,048,970
   Contra Costa, Water District, Ser E, RB,
      AMBAC Insured
      6.250%, 10/01/12                                     860,000       926,487
   Elsinore Valley, Municipal Water District, COP,
      FGIC Insured
      5.375%, 07/01/18                                     500,000       533,400
   Los Angeles, Ser A, GO, MBIA Insured
      5.250%, 09/01/12                                     375,000       406,211

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS - (CONTINUED)
CALIFORNIA - (CONTINUED)
   Metropolitan, Water District of Southern
      California, Waterworks Revenue, Ser A-2, RB (B)
      1.900%, 07/01/23                                  $  495,000   $   495,000
   Redding, Electric System Revenue, Ser A,
      COP, FSA Insured, Callable 06/01/18 @ 100
      5.000%, 06/01/22                                   1,000,000     1,040,090
   Sacramento Municipal Utility District, Ser R, RB,
      MBIA Insured, Callable on 08/15/13 @ 100
      5.000%, 08/15/23                                     500,000       504,415
   San Jose, Redevelopment Agency, TA, ETM, MBIA
      Insured, Prerefunded @ 100 (A)
      6.000%, 08/01/15                                     330,000       384,087
      MBIA Insured
         6.000%, 08/01/15                                  670,000       752,732
   San Ramon Valley, Unified School District,
      Election 2002, GO, FSA Insured, Callable
      08/01/14 @ 100
      5.250%, 08/01/18                                   1,670,000     1,800,460
                                                                     -----------
                                                                      12,223,746
                                                                     -----------
COLORADO - 0.5%
   Regional Transportation District, Sales Tax,
      Ser B, RB, AMBAC Insured
      5.250%, 11/01/12                                     350,000       379,659
                                                                     -----------
FLORIDA - 0.8%
   Jacksonville, Local Government, Sales Tax Revenue,
      RB, FGIC Insured
      5.500%, 10/01/13                                     500,000       547,760
                                                                     -----------
GEORGIA - 5.2%
   Atlanta, Water & Wastewater Revenue, Ser A, RB,
      FGIC Insured
      5.500%, 11/01/13                                   1,000,000     1,067,280
   Georgia State, Ser E, GO
      5.250%, 02/01/09                                   2,525,000     2,569,819
                                                                     -----------
                                                                       3,637,099
                                                                     -----------
HAWAII - 4.8%
   Hawaii County, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (A)
      5.500%, 07/15/11                                     635,000       682,936
   Hawaii State, Highway Revenue, Ser B, RB, FSA
      Insured
      5.000%, 07/01/15                                   1,000,000     1,086,800

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 87

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS - (CONTINUED)
HAWAII - (CONTINUED)
   Honolulu City and County, Ser A, GO, FSA Insured,
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                                  $1,000,000   $ 1,073,440
   Kauai County, Ser A, GO, MBIA Insured, Callable
      08/01/11 @ 100
      5.625%, 08/01/13                                     440,000       472,520
      Prerefunded @ 100 (A)
         5.625%, 08/01/11                                   60,000
                                                                          65,079
                                                                     -----------
                                                                       3,380,775
                                                                     -----------
IDAHO - 3.1%
   Idaho State, Housing & Finance Association, Grant
      & Revenue Anticipation, Federal Highway Trust,
      RB, MBIA Insured
      5.000%, 07/15/15                                   1,000,000     1,087,250
   Twin Falls County, School District No. 411, GO,
      MBIA Insured
      5.000%, 09/15/16                                   1,000,000     1,087,420
                                                                     -----------
                                                                       2,174,670
                                                                     -----------
ILLINOIS - 2.9%
   Chicago, O'Hare International Airport 2nd Lein,
      Ser C, RB, MBIA Insured
      5.000%, 01/01/10                                   1,000,000     1,029,810
   Cook County, Ser A, GO, FGIC Insured, Callable
      11/15/08 @ 101
      4.500%, 11/15/09                                   1,000,000
                                                                       1,015,660
                                                                     -----------
                                                                       2,045,470
                                                                     -----------
MASSACHUSETTS - 6.1%
   Massachusetts State, Consolidated Loan, Ser C, GO
      5.250%, 08/01/08                                   1,000,000     1,000,000
   School Building Authority, Ser A, RB, FSA Insured
      5.000%, 08/15/14                                   1,000,000     1,088,810
   Water Resources Authority, Ser A, RB, MBIA Insured
      5.250%, 08/01/15                                   1,000,000     1,102,450
      5.250%, 08/01/16                                   1,000,000
                                                                       1,104,170
                                                                     -----------
                                                                       4,295,430
                                                                     -----------
NEVADA - 2.0%
   Clark County, School District, Ser A, GO, FSA
      Insured, Callable 12/15/12 @ 103
      5.500%, 06/15/16                                     500,000       548,275

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS - (CONTINUED)
NEVADA - (CONTINUED)
   Las Vegas, Water District Revenue, Ser B, GO, MBIA
      Insured, Callable 12/01/12 @ 100
      5.250%, 06/01/14                                  $  300,000   $   320,751
   Nevada State, Capital Improvements, Ser A, GO,
      MBIA Insured, Callable 05/01/12 @ 100
      5.000%, 11/01/16                                     500,000       523,010
                                                                     -----------
                                                                       1,392,036
                                                                     -----------
NEW JERSEY - 3.2%
   New Jersey State, Ser L, GO, AMBAC Insured
      5.250%, 07/15/16                                   1,000,000     1,106,550
   Transportation Trust Fund Authority, Ser C, ETM,
      RB, MBIA Insured
      5.250%, 06/15/15                                   1,000,000     1,109,090
                                                                     -----------
                                                                       2,215,640
                                                                     -----------
NEW YORK - 4.5%
   New York State, Ser C-1, GO, FSA Insured, Callable
      10/01/17 @ 100
      5.000%, 10/01/24                                   1,000,000     1,033,330
   Ser M, GO, FSA Insured
      5.000%, 04/01/15                                   1,000,000     1,086,470
   Thruway Authority, Highway & Board, Ser A, RB,
      MBIA Insured, Prerefunded @ 100
      5.000%, 04/01/14                                   1,000,000     1,055,300
                                                                     -----------
                                                                       3,175,100
                                                                     -----------
OREGON - 10.0%
   Chemeketa, Community College District, ETM, GO,
      FGIC Insured
      5.500%, 06/01/12                                   1,060,000     1,153,778
   Jackson County, Juvenile Services Center, GO,
      FSA Insured
      5.000%, 06/01/10                                   1,000,000     1,047,880
   McMinnville, School District, No. 40, GO,
      FSA Insured
      5.000%, 06/15/11                                   1,000,000     1,061,470
   Portland, Sewer System Revenue, Second Lien Ser B,
      RB, FSA Insured, Callable 06/15/18 @ 100
      5.000%, 06/15/23                                   1,000,000     1,042,650
   Washington County, School District Authority No.
      15, GO, FSA Insured
      5.000%, 06/15/14                                   1,000,000     1,086,000

        The accompanying notes are an integral part of the financial statements.


                               88 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS - (CONTINUED)
OREGON - (CONTINUED)
   Washington, Multnomah & Yamill Counties, School
      District Authority, GO, MBIA Insured
      5.000%, 06/01/11                                  $  500,000   $   528,235
   Yamhill County, School District Authority No. 29J,
      GO, FGIC Insured
      5.250%, 06/15/16                                   1,000,000
                                                                       1,092,720
                                                                     -----------
                                                                       7,012,733
                                                                     -----------
PENNSYLVANIA - 3.3%
   Pennsylvania State, First Ser, GO, MBIA Insured
      5.000%, 06/01/09                                   1,100,000     1,129,029
      Second Ser, GO
         5.250%, 10/01/09                                1,155,000     1,199,664
                                                                     -----------
                                                                       2,328,693
                                                                     -----------
TEXAS - 6.4%
   Houston, Texas Utility System Revenue, First Lien,
      Ser A, RB, FSA Insured
      5.250%, 11/15/17                                   1,000,000     1,089,550
   Lamar Consolidated Independent School District,
      Schoolhouse, GO, PSF Insured
      5.000%, 02/15/17                                     500,000       542,215
   North East Independent School District, Ser A, GO,
      PSF Insured
      5.000%, 08/01/17                                     500,000       542,945
   San Antonio, Water Revenue, RB, FGIC Insured
      5.000%, 05/15/17                                   1,000,000     1,069,530
   Texas State, University Systems, Revenue Financing
      System, RB, FSA Insured, Prerefunded @ 100 (A)
      4.800%, 03/15/10                                   1,170,000     1,219,760
                                                                     -----------
                                                                       4,464,000
                                                                     -----------
UTAH - 2.3%
   Utah State, Board of Regents Auxilliary & Campus
      Facilities Revenue, Ser A, RB, MBIA Insured,
      Callable 04/01/15 @ 100
      5.000%, 04/01/17                                   1,500,000     1,586,820
                                                                     -----------

Description                                             Par/Shares      Value
-----------------------------------------------------   ----------   -----------
MUNICIPAL BONDS - (CONTINUED)
WASHINGTON - 14.4%
   King County, School District No. 408, GO, AMBAC
      Insured
      6.000%, 12/01/08                                  $1,000,000   $ 1,012,180
   School District No. 410, GO, FGIC Insured
      5.500%, 12/01/10                                   1,285,000     1,368,101
   Pierce County, GO, AMBAC Insured, Callable
      08/01/15 @ 100
      5.125%, 08/01/16                                   1,375,000     1,489,414
   Seattle, Limited Tax, Ser B, GO,
      5.500%, 03/01/11                                   1,935,000     2,068,225
   ETM, Prerefunded @ 100 (A)
      5.500%, 03/01/11                                      65,000        69,710
   Seattle, Municipal Light & Power Revenue
      Authority, Ser B, RB, MBIA Insured, Callable
      09/15/08 @ 101
      4.750%, 06/01/09                                   1,000,000     1,018,780
   Seattle, Water System Revenue, RB, LOC Bayerish
      Landesbank (B)
      2.000%, 09/01/25                                   2,000,000     2,000,000
   Washington State, Ser A, GO, Callable 07/01/17
      @ 100
      5.000%, 07/01/19                                   1,000,000     1,067,310
                                                                     -----------
                                                                      10,093,720
                                                                     -----------
WISCONSIN - 2.9%
   Milwaukee, Metropolitan Sewerage District, Ser A,
      GO
      5.500%, 10/01/08                                   2,000,000     2,011,000
                                                                     -----------
   TOTAL MUNICIPAL BONDS
      (Cost $66,975,532)                                              68,237,247
                                                                     -----------
REGISTERED INVESTMENT COMPANY- 1.4%
   BlackRock Liquidity Funds, California Money Fund,
      1.660% (C)                                           972,414       972,414
                                                                     -----------
   TOTAL REGISTERED INVESTMENT COMPANY
      (Cost $972,414)                                                    972,414
                                                                     -----------
TOTAL INVESTMENTS - 98.9%
   (Cost $67,947,946)                                                 69,209,661
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - 1.1%                                   780,561
                                                                     -----------
NET ASSETS - 100.0%                                                  $69,990,222
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 89

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

----------
(A)  PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

(C)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP - CERTIFICATES OF PARTICIPATION

ETM - ESCROWED TO MATURITY

FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION

FSA - FINANCIAL SECURITY ASSURANCE

GO - GENERAL OBLIGATION

LOC - LETTER OF CREDIT

MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

PSF - PRIORITY SOLIDARITY FUND

RB - REVENUE BOND

SER - SERIES

TA - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.


                              90 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SHORT TERM BOND FUND

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 40.6%
   FHLMC 7 Year Balloon
      3.500%, 08/01/10                                  $  391,445   $   390,056
   FHLMC Gold
      6.000%, 01/01/13                                     207,473       213,943
      6.000%, 09/01/13                                      43,483        44,628
      6.000%, 04/01/14                                      80,643        82,544
      6.000%, 05/01/14                                     326,550       334,270
      6.000%, 05/01/14                                      55,217        56,370
      6.000%, 05/01/14                                      57,023        58,214
      6.000%, 05/01/14                                      83,713        85,462
      6.000%, 07/01/14                                     277,310       283,866
      6.000%, 10/01/16                                     219,131       223,721
      6.000%, 04/01/17                                     690,787       705,274
      5.500%, 07/01/15                                     833,406       841,203
      5.500%, 03/01/17                                     227,622       230,279
      5.500%, 12/01/17                                      22,111        22,345
      5.500%, 02/01/18                                     247,368       249,932
      5.500%, 11/01/18                                      21,480        21,677
      5.000%, 10/01/18                                     674,039       668,242
      5.000%, 07/01/20                                     327,860       323,346
   FHLMC, ARM
      4.778%, 03/01/35                                     465,611       468,917
      4.538%, 01/01/34                                     607,493       615,968
   FHLMC, CMO REMIC
      Ser 2722, CI PA 4.000%, 02/15/21                      19,870        19,847
      Ser 2734, CI JC 3.500%, 11/15/23                      50,812        50,706
      Ser 2743, CI NL 3.000%, 05/15/23                     102,049       101,873
      Ser 2836, CI QC 5.000%, 09/15/22                     212,387       213,102
      Ser 2844, CI PQ 5.000%, 05/15/23                     150,627       151,375
   FNMA
      8.000%, 06/01/30                                       6,958         7,512
      8.000%, 11/01/30                                       4,416         4,768
      6.500%, 06/01/16                                      97,954       101,887
      6.500%, 07/01/16                                      69,762        72,564
      6.500%, 11/01/16                                      63,671        66,228
      6.500%, 01/01/17                                      67,819        70,542
      6.500%, 02/01/17                                      26,150        27,200
      6.500%, 04/01/17                                      89,543        93,110
      6.500%, 07/01/17                                      80,559        83,769
      6.000%, 04/01/16                                     337,491       345,981
      6.000%, 04/01/16                                     815,405       836,172
      6.000%, 05/01/16                                     827,206       848,016
      6.000%, 05/01/16                                     497,833       510,667
      6.000%, 06/01/16                                      42,521        43,590
      6.000%, 08/01/16                                      73,400        75,247
      6.000%, 10/01/16                                     173,078       177,431

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
   FNMA - (continued)
      6.000%, 05/01/18                                  $  501,383   $   513,996
      5.500%, 07/01/14                                     317,492       321,951
      5.500%, 09/01/14                                     496,341       503,311
      5.500%, 08/01/15                                   1,079,581     1,094,742
      5.500%, 12/01/16                                      91,406        92,661
      5.500%, 01/01/17                                     667,945       677,116
      5.500%, 09/01/17                                     106,250       107,543
      5.500%, 09/01/17                                     865,625       876,158
      5.500%, 10/01/17                                     139,953       141,656
      5.500%, 11/01/17                                     248,870       251,898
      5.500%, 12/01/17                                     136,477       138,138
      5.500%, 02/01/18                                      16,594        16,775
      5.500%, 04/01/18                                      33,999        34,371
      5.500%, 10/01/18                                      45,691        46,247
      5.500%, 12/01/18                                   1,710,708     1,734,197
      5.000%, 07/01/14                                      79,619        79,094
      5.000%, 05/01/18                                      40,216        39,938
      5.000%, 06/01/18                                     153,304       152,247
   FNMA, ARM
      5.220%, 08/01/27                                      45,170        45,138
      3.514%, 09/01/33                                     333,493       332,433
   FNMA, CMO REMIC
      Ser 17, Cl HD 4.500%, 03/25/17                     1,259,252     1,257,574
      Ser 45, CI NM 4.500%, 06/25/24                       174,277       174,242
   GNMA, CMO REMIC
      Ser 25, CI AC 3.377%, 01/16/23                       976,927       969,903
      Ser 51, CI A 4.145%, 02/16/18                        243,381       243,276
      Ser 52, CI A 4.287%, 01/16/30                      1,776,090     1,773,348
      Ser 77, CI A 3.402%, 03/16/20                        333,831       332,001
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (Cost $21,607,139)                                              21,771,798
                                                                     -----------
CORPORATE OBLIGATIONS - 34.8%
CONSUMER DISCRETIONARY - 4.3%
   Comcast Cable Communications
      6.200%, 11/15/08                                     300,000       300,854
      6.875%, 06/15/09                                     500,000       512,444
   MGM Mirage
      8.500%, 09/15/10                                     250,000       240,625
   News America Holdings
      7.375%, 10/17/08                                     450,000       453,428

    The accompanying notes are an integral part of the financial statements.


                            WWW.HIGHMARKFUNDS.COM | 91

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SHORT TERM BOND FUND (CONTINUED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
CORPORATE OBLIGATIONS - (CONTINUED)
CONSUMER DISCRETIONARY - (CONTINUED)
   Time Warner Entertainment
      7.250%, 09/01/08                                  $  300,000    $  300,740
   Wal-Mart Stores
      6.875%, 08/10/09                                     500,000       519,806
                                                                     -----------
                                                                       2,327,897
                                                                     -----------
CONSUMER STAPLES - 2.9%
   Kellogg
      6.600%, 04/01/11                                     500,000       525,712
   Procter & Gamble
      6.875%, 09/15/09                                     500,000       519,867
   Safeway
      7.500%, 09/15/09                                     500,000       515,236
                                                                     -----------
                                                                       1,560,815
                                                                     -----------
ENERGY - 3.6%
   Consolidated Natural Gas
      6.000%, 10/15/10                                     325,000       336,497
   Enterprise Products Operating
      4.950%, 06/01/10                                     500,000       497,985
   Kinder Morgan Energy Partners
      7.500%, 11/01/10                                     800,000       841,162
   Williams Cos (A)
      6.375%, 10/01/10                                     230,000       235,750
                                                                     -----------
                                                                       1,911,394
                                                                     -----------
FINANCIALS - 12.0%
   Associates
      6.250%, 11/01/08                                      40,000        40,243
   Bank of America
      5.875%, 02/15/09                                   1,000,000     1,010,824
   Caterpillar Financial Services MTN, Ser F
      3.700%, 08/15/08                                     450,000       450,104
   Citigroup
      6.200%, 03/15/09                                   1,000,000     1,006,240
   HSBC Bank USA
      3.875%, 09/15/09                                   1,000,000       996,020
   John Hancock Financial Services
      5.625%, 12/01/08                                     204,000       205,461
   Lehman Brothers Holdings, MTN
      5.625%, 01/24/13                                     500,000       467,438
   UNUM Group
      7.625%, 03/01/11                                     250,000       254,344
   Wachovia
      3.625%, 02/17/09                                   1,000,000       991,867
   Wells Fargo
      6.450%, 02/01/11                                     500,000       521,475
      3.125%, 04/01/09                                     500,000       497,754
                                                                     -----------
                                                                       6,441,770
                                                                     -----------

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
CORPORATE OBLIGATIONS - (CONTINUED)
FOREIGN GOVERNMENT - 1.0%
   Quebec Province
      5.000%, 07/17/09                                  $  500,000   $   508,582
                                                                     -----------
HEALTH CARE - 1.9%
   Cigna
      7.000%, 01/15/11                                     500,000       513,316
   Wellpoint
      4.250%, 12/15/09                                     500,000       494,123
                                                                     -----------
                                                                       1,007,439
                                                                     -----------
INDUSTRIAL - 0.9%
   Raytheon
      4.850%, 01/15/11                                     500,000       501,556
                                                                     -----------
INFORMATION TECHNOLOGY - 1.5%
   International Business Machines
      5.375%, 02/01/09                                     500,000       504,253
   Xerox
      7.125%, 06/15/10                                     291,000       300,529
                                                                     -----------
                                                                         804,782
                                                                     -----------
TELECOMMUNICATION SERVICES - 0.9%
   AT&T
      4.125%, 09/15/09                                     500,000       501,519
                                                                     -----------
                                                                         501,519
                                                                     -----------
UTILITIES - 5.8%
   Carolina Power & Light
      5.950%, 03/01/09                                     500,000       506,836
   Centerpoint Energy, Ser B
      7.250%, 09/01/10                                     250,000       258,000
   MidAmerican Energy Holdings, Ser B
      7.520%, 09/15/08                                     500,000       502,002
   MidAmerican Funding
      6.339%, 03/01/09                                     500,000       507,016
   Pacific Gas & Electric
      3.600%, 03/01/09                                     624,000       623,847
   Xcel Energy
      7.000%, 12/01/10                                     658,000       684,405
                                                                     -----------
                                                                       3,082,106
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $18,636,539)                                              18,647,860
                                                                     -----------
ASSET-BACKED SECURITIES - 18.6%
   Bear Stearns Commercial Mortgage
      Securities, Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16                                     186,085       186,558
   CDC Commercial Mortgage Trust,
      Ser FX1, Cl A1 5.252%, 05/15/19                      837,381       842,346

    The accompanying notes are an integral part of the financial statements.


                                92 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SHORT TERM BOND FUND (CONTINUED)

Description                                                 Par         Value
-----------------------------------------------------   ----------   -----------
ASSET-BACKED SECURITIES - (CONTINUED)
   CenterPoint Energy Transition Bond
      Co. II, Ser A-1 4.840%, 02/01/09                  $  179,833   $   181,182
   Chase Mortgage Finance,
      Ser 2004-S1, CI A3 5.500%, 02/25/19                  832,081       815,959
   Citibank Credit Card Master Trust,
      Ser 1999-2, Cl A 5.875%, 03/10/11                  1,500,000     1,522,867
   ComEd Transitional Funding Trust,
      Ser 1998-1, Cl A7 5.740%, 12/25/10                   166,667       167,262
   Harley-Davidson Motorcycle Trust,
      Ser 2005-2, Cl A2 4.070%, 02/15/12                   647,381       650,572
   MBNA Credit Card Master Note Trust,
      Ser 2003-A11, Cl A11 3.650%, 03/15/11                725,000       725,998
      Ser 2005-A7, Cl A7 4.300%, 02/15/11                  590,000       591,059
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A4 (B) 4.488%, 02/25/35              613,845       579,850
   Merrill Lynch Mortgage Trust,
      Ser 2002-MW1, CI A3 5.403%, 07/12/34               1,000,000     1,004,707
   PG&E Energy Recovery Funding Trust,
      Ser 2005-1, Cl A2 3.870%, 06/25/11                   232,663       233,349
      Ser 2005-2, Cl A2 5.030%, 03/25/14                   950,000       968,714
   Peco Energy Transition Trust,
      Ser A, Cl A1 6.520%, 12/31/10                        500,000       524,441
   TXU Electric Delivery Transition Trust,
      Ser 2004-1, Cl A1 3.520%, 11/15/11                   127,910       128,296
   Washington Mutual CMO,
      Ser 2005-8, Cl 1A8 5.500%, 10/25/35                  374,930       364,231
      Ser 2005-AR4, Cl A3(B) 4.585%, 04/25/35              500,000       488,299
                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $9,970,319)                                                9,975,690
                                                                     -----------
U.S. TREASURY OBLIGATION - 2.4%
   U.S. Treasury Inflation Index Note (C)
      3.000%, 07/15/12                                   1,000,000     1,299,952
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $1,346,975)                                                1,299,952
                                                                     -----------

Description                                             Shares/Par      Value
-----------------------------------------------------   ----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
   FNMA
      6.375%, 06/15/09                                  $  250,000   $   257,749
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $253,291)                                                    257,749
                                                                     -----------
REGISTERED INVESTMENT COMPANIES - 1.6%
   Dreyfus Cash Management                                 428,964       428,964
   Fidelity Institutional Money Market Funds               428,964       428,964
                                                                     -----------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $857,928)                                                    857,928
                                                                     -----------
REPURCHASE AGREEMENTS - 2.5%
   Dresdner Securities (D)
      2.288%, dated 07/31/08, matures on
      08/01/08, repurchase price $300,019
      (collateralized by portions of various
      corporate obligations, ranging in par
      value from $950,000 - $25,000,000,
      0.000% - 4.880%, 11/14/08 - 03/01/10,
      total market value $315,025)                      $  300,000       300,000
   Greenwich Capital (D)
      2.338%, dated 07/31/08, matures on
      08/01/08, repurchase price $750,049
      (collateralized by various asset-backed
      obligations, ranging in par value from
      $90,000 - $30,000,000, 0.000% -5.510%,
      03/15/10 - 12/15/16,
      total market value $787,518)                         750,000       750,000
   Lehman Brothers (D)
      2.268%, dated 07/31/08, matures on
      08/01/08, repurchase price $270,017
      (collateralized by portions of various
      corporate obligations, ranging in par
      value from $2,000,000 - $12,315,000,
      5.020% - 5.800%, 07/09/09 - 03/15/11,
      total market value $283,506)                         270,000       270,000
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $1,320,000)                                                1,320,000
                                                                     -----------
TOTAL INVESTMENTS - 101.0%
   (Cost $53,992,191)                                                 54,130,977
                                                                     -----------
OTHER ASSETS & LIABILITIES, NET - (1.0)%                                (540,060)
                                                                     -----------
NET ASSETS - 100.0%                                                  $53,590,917
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.


                            WWW.HIGHMARKFUNDS.COM | 93

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

SHORT TERM BOND FUND (CONCLUDED)

----------
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JULY 31, 2008 WAS $235,750 AND REPRESENTED 0.44% OF NET ASSETS.

(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

(C) THIS SECURITY IS ON LOAN AT JULY 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2008 IS $1,299,952.

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM - ADJUSTABLE RATE MORTGAGE

CL - CLASS

CMO - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN - MEDIUM TERM NOTE

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER - SERIES

    The accompanying notes are an integral part of the financial statements.


                                94 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA TAX-FREE MONEY MARKET FUND

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - 97.1%
CALIFORNIA - 92.4%
   ABAG
      Finance Authority, Non-Profit
      Jewish Community Center Orange
      Project, RB (A) (B) (C)
         2.000%, 06/01/29                           $ 2,990,000   $    2,990,000
      Oshman Family Jewish
      Community, RB (A) (B) (C)
         2.310%, 06/01/37                             5,455,000        5,455,000
      Multi-Family Housing Finance
      Authority, Non-Profit
      Episcopal Homes Foundation,
      COP (A) (B) (C)
         1.900%, 02/01/25                             5,340,000        5,340,000
   Alameda County, Industrial
      Development Authority Revenue,
      Ettore Products Company Project,
      Ser A, RB, AMT (A) (B) (C)
         2.390%, 12/01/30                             4,000,000        4,000,000
   Bay Area Toll Authority, California
      Toll Bridge Revenue, (A) (B)
      Ser A, AMBAC Insured
         6.500%, 04/01/36                             2,500,000        2,500,000
      Ser A-1
         1.930%, 04/01/45                            16,000,000       16,000,000
      Ser G-1
         1.850%, 04/01/45                             5,000,000        5,000,000
      Ser G-1, AMBAC Insured
         8.000%, 04/01/47                            45,050,000       45,050,000
   City of Berkeley, RB (A) (B) (C)
         2.000%, 07/01/38                             5,700,000        5,700,000
   California Communities Note Program,
      Ser A-1, TRAN
         3.000%, 06/30/09                            19,775,000       19,973,938
   California School Cash Reserve
      Program, 2008 - 2009, Ser A (C)
         3.000%, 07/06/09                             5,000,000        5,061,890
   California State
      Ser B-05, GO (A) (B) (C)
         2.050%, 05/01/40                            17,800,000       17,800,000
      Community College Financing
      Authority, Community College
      League, Ser A, TRAN
         3.500%, 06/30/09                             5,000,000        5,078,447
      Department of Water & Power
      Ser C-01, RB (A) (B) (C)
         1.930%, 05/01/22                            18,200,000       18,200,000
      Ser C-08, RB (A) (B) (C)
         2.000%, 05/01/22                            13,850,000       13,850,000
      Ser C-09, RB (A) (B) (C)
         1.930%, 05/01/22                            25,190,000       25,190,000

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
      Ser C-11, RB (A) (B) (C)
         2.400%, 05/01/22                           $11,300,000   $   11,300,000
      Ser C-13, RB, FSA Insured (A) (B)
         2.550%, 05/01/22                            10,045,000       10,045,000
      Ser C-15, RB (A) (B) (C)
         1.750%, 05/01/22                            12,640,000       12,640,000
      Ser C-18, RB (A) (B) (C)
         1.950%, 05/01/22                            19,000,000       19,000,000
      Department of Water Resources
      Power Supply Revenue, Ser B-2,
      RB (A) (B) (C)
         2.350%, 05/01/22                            28,000,000       28,000,000
      Economic Recovery, Ser C-11,
      RB (A) (B) (C)
         1.800%, 07/01/23                             1,880,000        1,880,000
      Educational Facilities Authority
      California Institute of Technology,
      RB (A) (B)
         1.850%, 01/01/24                            19,000,000       19,000,000
      Californina Institute of Technology,
      Ser B, RB (A) (B)
         2.000%, 10/01/36                             3,700,000        3,700,000
      Pomona College, Ser B, RB (A) (B)
         1.950%, 07/01/54                             2,750,000        2,750,000
      Pomona College, Ser B (A) (B)
         1.950%, 01/01/54                             6,000,000        6,000,000
      Housing Finance Agency,
      Home Mortgage,
      Ser F, RB, AMT, AMBAC Insured (A) (B)
         4.000%, 02/01/33                            31,005,000       31,005,000
      Ser R (A) (B)
         6.450%, 08/01/23                            15,085,000       15,085,000
      Housing Finance Agency,
      Multi-Family Housing,
      Ser B, RB, AMT (A) (B)
         1.980%, 02/01/35                            14,700,000       14,700,000
      Infrastructure & Economic
      Development Bank Revenue,
      J Paul Getty Trust, Ser D (A) (B)
         1.850%, 04/01/33                             2,700,000        2,700,000
      Orange County Performing,
      Ser A (A) (B) (C)
         2.000%, 07/01/34                             6,500,000        6,500,000
      Orange County Performing,
      Ser B (A) (B) (C)
         1.900%, 07/01/34                            15,000,000       15,000,000
      Ser A (A) (B) (C)
         1.850%, 09/01/38                             1,000,000        1,000,000
      Ser E (A) (B) (C)
         1.850%, 09/01/38                             2,625,000        2,625,000

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 95

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
      Kindergarten University,
      Ser B-4 (A) (B) (C)
         1.800%, 05/01/34                           $12,000,000   $   12,000,000
      Ser B-5, GO (A) (B) (C)
         1.850%, 05/01/34                             9,405,000        9,405,000
      Ser B, Sub Ser B-6 (A) (B) (C)
         1.800%, 05/01/40                            19,200,000       19,200,000
      Ser B-01, GO (A) (B) (C)
         2.150%, 05/01/40                            16,350,000       16,350,000
      Ser B-04, GO (A) (B) (C)
         2.050%, 05/01/40                            11,100,000       11,100,000
   California Statewide, Communities
      Development Authority (A) (B)
      Gemological Institute
         4.500%, 05/01/25                            28,920,000       28,920,000
      Sweep Loan Program, Ser A, RB (C)
         2.210%, 08/01/35                            10,500,000       10,500,000
      Sweep Loan Program, Ser B, RB (C)
         2.210%, 06/01/35                             4,515,000        4,515,000
   California Transit Finance Authority
      (A) (B)
         2.450%, 10/01/27                            27,300,000       27,300,000
   City of Pasadena, COP (A) (B) (C)
         2.000%, 02/01/35                             6,000,000        6,000,000
   Contra Costa County, Multi-Family
      Mortgage Revenue, RB,
      FNMA Insured (A) (B) (C)
         1.940%, 11/15/22                             3,000,000        3,000,000
   County of Los Angeles, Ser A, TRAN
         3.000%, 06/30/09                             7,000,000        7,089,270
   County of Ventura, TRAN
         3.500%, 07/01/09                             7,500,000        7,628,270
   East Bay Muni-Ws TECP
         1.550%, 01/08/09                             4,000,000        4,000,000
   East Bay, Municipal Utility District
      Water System, (A) (B)
      Ser B-3, RB (C)
         1.930%, 06/01/26                             5,000,000        5,000,000
      Ser C2, RB (C)
         1.850%, 06/01/26                             4,900,000        4,900,000
      Ser C3, RB
         1.850%, 06/01/26                             5,000,000        5,000,000
   Eastern Municipal Water District,
      Water & Sewer, Ser A, COP (A) (B) (C)
         2.400%, 07/01/30                             2,810,000        2,810,000
      Grand Terrace, Community
      Redevelopment Agency, Multi-Family
      Housing Revenue, Mt. Vernon Villas,
      RB (A) (B) (C)
         1.940%, 02/15/30                             4,645,000        4,645,000

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
   Grant Joint Union High School
      District, School Facility Bridge
      Funding Program (A) (B) (C)
         2.400%, 06/01/27                           $ 3,400,000   $    3,400,000
   Hemet, Multi-Family Housing
      Authority, Sunwest Retirement,
      Ser A, RB, FHLMC Insured (A) (B) (C)
         1.940%, 01/01/25                             5,100,000        5,100,000
   Irvine Ranch Water District,
      Consolidated Improvement District (A) (B) (C)
         2.070%, 06/01/15                             1,900,000        1,900,000
   Irvine, Public Facilities & Infrastructure
      Authority, Capital Improvement
      Project, RB (A) (B) (C)
         1.950%, 11/01/10                             1,600,000        1,600,000
   Livermore, Multi-Family Housing
      Revenue, Mortgage Portola, AMT (A) (B) (C)
         2.400%, 05/01/19                             2,475,000        2,475,000
   Los Angeles Community
      Redevelopment Agency,
      Multi-Family Housing Authority,
      Wilshire Station Apartments,
      Ser A, RB, AMT (A) (B) (C)
         2.160%, 10/15/38                            11,000,000       11,000,000
   Los Angeles County Housing Authority,
      Multi-Family Housing Authority, (A) (B)
      Castaic Senior Apartments Project,
      Ser C, RB, AMT, FNMA Insured (C)
         2.180%, 07/15/36                             9,300,000        9,300,000
      Malibu Meadows II, Ser C, RB,
      FNMA Insured
         1.940%, 04/15/28                             7,000,000        7,000,000
   Los Angeles County, TRAN, TECP
      0.850%, 08/06/08                                6,450,000        6,450,000
   Los Angeles, (A) (B) (C)
      Department of Water & Power
      Waterworks Revenue, Sub-Ser B-1, RB
         1.900%, 07/01/35                             7,500,000        7,500,000
      Department of Water & Power
      Waterworks Revenue, Sub-Ser B-4, RB
         1.900%, 07/01/35                            13,975,000       13,975,000
      Department of Water & Power,
      Power Systems, Sub-Ser A-5, RB
         1.900%, 07/01/35                            10,300,000       10,300,000
      Department of Water & Power,
      Power Systems, Sub-Ser A-7, RB
         2.000%, 07/01/35                             4,350,000        4,350,000

        The accompanying notes are an integral part of the financial statements.


                               96 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
      Multi-Family Housing Authority,
      1984 Issue A, RB
         1.850%, 07/01/14                           $ 3,500,000   $    3,500,000
      Multi-Family Housing Revenue,
      Masselin Manor, RB
         2.400%, 07/01/15                             5,500,000        5,500,000
      Multi-Family Revenue, Museum
      Terrace Apartments, Ser H, RB
         2.250%, 11/01/09                             5,620,000        5,620,000
   Metropolitan, Water District of
      Southern California, Waterworks
      Revenue, (A) (B)
      Ser A, AMBAC Insured (C)
         3.900%, 06/01/23                             5,805,000        5,805,000
      Ser A-2, RB (C)
         1.900%, 07/01/23                             7,690,000        7,690,000
      Ser B
         1.850%, 07/01/28                            21,300,000       21,300,000
      Ser B, RB
         1.900%, 07/01/20                             9,700,000        9,700,000
      Ser B-1, RB (C)
         1.900%, 07/01/28                             4,950,000        4,950,000
      Ser B-4, RB
         2.160%, 07/01/35                             5,000,000        5,000,000
      Ser C, RB (C)
         1.920%, 07/01/28                             9,900,000        9,900,000
   Oakland, Capital Equipment Project,
      COP (A) (B) (C)
         2.000%, 12/01/15                             5,100,000        5,100,000
   Ontario, Multi-Family Housing
      Authority, Residential Park Centre
      Project, RB,
      FHLMC Insured (A) (B) (C)
         1.940%, 12/01/35                            23,500,000       23,500,000
   Orange County, (A) (B)
      Special Financing Authority, Ser D,
      RB, AMBAC Insured (C)
         7.050%, 11/01/14                            14,200,000       14,200,000
      Special Financing Authority,
      Teeter Plan Revenue, Ser B, RB,
      AMBAC Insured
         7.060%, 11/01/14                            13,000,000       13,000,000
   Orange County, Apartment
      Development Revenue, Riverbend
      Apartments, Ser B, RB, FHLMC
      Insured (A) (B) (C)
         1.940%, 12/01/29                             2,200,000        2,200,000

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
   Orange County, Apartment
      Development Revenue, WLCO LF
      Partners, (A) (B) (C)
      Ser G-1, RB, FNMA Insured
         1.940%, 11/15/28                           $ 4,100,000   $    4,100,000
      Ser G-2, RB, FNMA Insured
         1.940%, 11/15/28                             1,000,000        1,000,000
      Ser G-3, RB, FNMA Insured
         1.940%, 11/15/28                             2,700,000        2,700,000
   Orange County, Sanitation District,
      COP, AMBAC Insured (A) (B) (C)
         5.500%, 08/01/16                             8,700,000        8,700,000
   Oxnard, Financing Authority
      Wastewater Revenue, Headworks
         & Sepric Convention, Ser B, RB,
      AMBAC Insured (A) (B) (C)
         4.500%, 06/01/34                             8,740,000        8,740,000
   Oxnard, Multi-Family Housing
      Authority, Seawind Apartments
      Projects, Ser A, RB, AMT, FNMA
      Insured (A) (B) (C)
         2.190%, 12/01/20                             3,175,000        3,175,000
   Rancho, Water District, Financing
      Authority Revenue, Ser B,
      RB (A) (B) (C)
         2.400%, 08/01/31                             2,625,000        2,625,000
   Riverside County, Public Facilities, (A) (B)
      (C)
      Ser A, COP
         2.230%, 12/01/15                             2,100,000        2,100,000
      Ser D, COP
         2.230%, 12/01/15                             1,600,000        1,600,000
   Sacramento County, (A) (B) (C)
      Sanitation District, Financing
      Authority, Subordinate Lien,
      Sanitation District, Ser E, RB
         1.850%, 12/01/40                             5,000,000        5,000,000
      Special Facilities Airport Revenue,
      Cessna Aircraft Company Project, RB, AMT
         2.440%, 11/02/28                             1,000,000        1,000,000
   Sacramento, City Financing Authority,
      Ser G, RB,
      AMBAC Insured (A) (B) (C)
         3.740%, 05/01/16                             5,700,000        5,700,000
   San Bernardino County, Medical
      Center Financing Project, COP,
      MBIA Insured (A) (B) (C)
         8.100%, 08/01/26                               100,000          100,000

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 97

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
   San Diego County & School District, TRAN
         3.500%, 06/30/09                           $ 2,000,000   $    2,034,654
   San Diego County Regional,
      Transportation Commission,
      Sales Tax, Limited Tax, Ser A, RB (A) (B) (C)
         1.850%, 04/01/38                            19,550,000       19,550,000
   San Diego County, Regional
      Transportation Commission Sales
      Tax, (C) Ser C, RB (A) (B)
         1.930%, 04/01/38                            10,000,000       10,000,000
   San Diego Water TECP
         1.580%, 01/08/09                             2,000,000        2,000,000
   San Diego, Community College,
      Election 2006, GO
         4.250%, 08/01/08                             2,000,000        2,000,000
   San Francisco City & County,
      Finance Corporation Lease,
      Moscone Country Expansion
      Project, (A) (B) (C)
      Ser 3, AMBAC Insured, RB
         7.000%, 04/01/30                            13,000,000       13,000,000
      Ser 1, AMBAC Insured, RB
         6.700%, 04/01/30                            17,000,000       17,000,000
      Ser 2, AMBAC Insured, RB
         5.000%, 04/01/30                            17,275,000       17,275,000
   San Francisco City & County,
      Redevelopment Agency, Fillmore
      Housing Center Project, Ser A-1, RB,
      FHLMC Insured (A) (B) (C)
         2.190%, 12/01/17                            11,900,000       11,900,000
   San Gabriel, Valley Council
      Government, TECP
         0.850%, 08/06/08                             5,900,000        5,900,000
   San Jose County, Multi-Family
      Housing, Cinnabar Commons,
      Ser C, RB, AMT (A) (B) (C)
         2.400%, 02/01/37                            15,600,000       15,600,000
   San Jose, Multi-Family Housing
      Authority, (A) (B) (C)
      Pollard Plaza Apartments, Ser D,
      RB, AMT, FHLMC Insured
         2.400%, 08/01/35                             6,355,000        6,355,000
      Turnleaf Apartments, Ser A, RB,
      AMT, FHLMC Insured
         2.440%, 06/01/36                             4,330,000        4,330,000

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
   Santa Ana, Multi-Family Housing
      Authority, Vintage Apartments,
      Ser A, RB, AMT, FNMA Insured (A) (B) (C)
         2.150%, 12/15/22                          $  5,035,000   $    5,035,000
   Santa Clara County, El Camino
      Hospital District Lease Authority,
      Valley Medical Center Project, (A) (B) (C)
      Ser A, RB
         2.230%, 08/01/15                            14,050,000       14,050,000
      Ser B, RB
         2.230%, 08/01/15                            12,900,000       12,900,000
   Santa Clara County, Financing
      Authority Lease, Mulitple Facilities
      Projects, Ser M, RB (A) (B) (C)
         2.000%, 05/15/35                            20,000,000       20,000,000
   Santa Clara Valley, Transportation
     Authority, Measure, A-Ser C, RB (A) (B) (C)
         1.950%, 04/01/36                             8,100,000        8,100,000
   Semitropic Improvement District,
      Ser A (A) (B) (C)
         1.800%, 06/01/38                             5,000,000        5,000,000
   Simi Valley, Multi-Family Housing
      Authority, Lincoln Wood Ranch, RB,
      FHLMC Insured (A) (B)
         1.940%, 06/01/10                             7,750,000        7,750,000
   University of California, Ser B, TECP
      1.390%, 09/04/08                                6,600,000        6,600,000
   University of California, TECP
      1.530%, 10/08/08                               16,000,000       16,000,000
   Vernon, Natural Gas Financing
      Authority, Vernon Gas Project,
      Ser C, RB, MBIA Insured (A) (B) (C)
         9.750%, 08/01/21                               900,000          900,000
                                                                  --------------
                                                                   1,080,616,469
                                                                  --------------
LOUISIANA - 1.5%
   Calcasieu Parish Incorporated, Land
      Development, Bridge Environmental
      Revenue, Citgo Petroleum, AMT (A) (B) (C)
         2.350%, 07/01/26                            18,000,000       18,000,000
                                                                  --------------
NEBRASKA - 0.1%
   County of Washington, Industrial
      Development, Cargill Dow Polymers
      LLC, RB, AMT (A) (B) (C)
         2.220%, 06/01/18                             1,000,000        1,000,000
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.


                                98 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

Description                                             Par            Value
-------------------------------------------------   -----------   --------------
MUNICIPAL BONDS - (CONTINUED)
   NEW YORK - 2.2%
      New York City, Sub-Ser C-5, GO (A) (B) (C)
         2.020%, 08/01/20                           $26,000,000   $   26,000,000
                                                                  --------------
TEXAS - 0.9%
   Gulf Coast, Industrial Development
      Authority, Citgo Petroleum Corp
      Project, RB, AMT (A) (B) (C)
         2.300%, 02/01/32                            10,000,000       10,000,000
                                                                  --------------
   TOTAL MUNICIPAL BONDS
      (Cost $1,135,616,469)                                        1,135,616,469
                                                                  --------------
REGISTERED INVESTMENT COMPANIES - 0.2%
   BlackRock Liquidity Funds,
      California Money Fund,
         1.660% (D)                                   2,224,307        2,224,307
   Goldman Sachs ILA - Tax-Exempt
      California Portfolio (D)                            6,449            6,449
                                                                  --------------
   TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $2,230,756)                                                2,230,756
                                                                  --------------
TOTAL INVESTMENTS - 97.3%
   (Cost $1,137,847,225)                                           1,137,847,225
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET - 2.7%                                32,035,386
                                                                  --------------
NET ASSETS - 100.0%                                               $1,169,882,611
                                                                  ==============

----------
(A)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ABAG - ASSOCIATION OF BAY AREA GOVERNMENTS

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

AMT - ALTERNATIVE MINIMUM TAX

COP - CERTIFICATES OF PARTICIPATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA - FINANCIAL SECURITY ASSURANCE

GO - GENERAL OBLIGATION

LLC - LIMITED LIABILITY COMPANY

MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

RB - REVENUE BOND

SER - SERIES

TECP - TAX-EXEMPT COMMERCIAL PAPER

TRAN - TAX AND REVENUE ANTICIPATION NOTE

    The accompanying notes are an integral part of the financial statements.


                            WWW.HIGHMARKFUNDS.COM | 99

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

DIVERSIFIED MONEY MARKET FUND

Description                                             Par            Value
------------------------------------------------   ------------   --------------
COMMERCIAL PAPER - DISCOUNTED* - 39.7%
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL
   ASSETS - 3.6%
   Perry Global Funding LLC (A)
      2.750%, 08/01/08                             $125,471,000   $  125,471,000
                                                                  --------------
   TOTAL ASSET-BACKED SECURITY - DIVERSIFIED
      FINANCIAL ASSETS
      (Cost $125,471,000)                                            125,471,000
                                                                  --------------
ASSET-BACKED SECURITIES - GOVERNMENT - 4.8%
   Govco LLC (A)
      2.800%, 09/22/08                               25,000,000       24,899,611
      2.999%, 12/23/08                               55,000,000       54,348,800
      3.119%, 01/26/09                               90,000,000       88,633,850
                                                                  --------------
   TOTAL ASSET-BACKED SECURITIES - GOVERNMENT
      (Cost $167,882,261)                                            167,882,261
                                                                  --------------
ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES - 17.3%
   Apreco LLC (A)
      2.722%, 08/14/08                              100,000,000       99,902,139
      2.762%, 09/19/08                               70,000,000       69,737,986
   CAFCO LLC (A)
      2.821%, 11/03/08                              150,000,000      148,903,333
   CRC Funding LLC (A)
      2.822%, 11/07/08                              100,000,000       99,237,778
   Concord Minutemen Cap Co. (A)
      2.300%, 08/01/08                               20,000,000       20,000,000
   Legacy Capital LLC (A)
      2.700%, 08/01/08                              168,998,000      168,998,000
                                                                  --------------
   TOTAL ASSET-BACKED SECURITIES - TRADE
      RECEIVABLES
      (Cost $606,779,236)                                            606,779,236
                                                                  --------------
BANKING - 14.0%
   Long Lane Master Trust IV (A)
      Guarantee: Bank of America
      2.688%, 08/08/08                               55,332,000       55,303,273
      2.814%, 08/19/08                               45,000,000       44,937,000
      2.852%, 09/24/08                               70,000,000       69,702,850
   Morrigan TRR Funding LLC (A)
      Guarantee: Depfa Bank PLC
      2.951%, 08/04/08                               45,000,000       44,988,938
   Nationwide Building Society (A)
      2.927%, 11/07/08                               25,000,000       24,804,681
   Old Slip Funding Corp. (A)
   Guarantee: Bank of New York
      2.626%, 08/19/08                               49,614,000       49,549,006
      2.596%, 08/27/08                               33,535,000       33,472,271

Description                                             Par            Value
------------------------------------------------   ------------   --------------
COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
BANKING - (CONTINUED)
   Picaros Funding LLC (A)
      Guarantee: KBC Bank NV
      2.732%, 08/12/08                             $ 40,000,000   $   39,966,756
      2.566%, 08/22/08                              130,000,000      129,805,867
                                                                  --------------
   TOTAL BANKING
      (Cost $492,530,642)                                            492,530,642
                                                                  --------------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
      (Cost $1,392,663,139)                                        1,392,663,139
                                                                  --------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 26.1%
   American Express Centurion Bank (B)
      2.650%, 12/02/08                              100,000,000      100,000,000
      3.159%, 05/11/09                               75,000,000       75,000,000
   Bank of The West
      2.920%, 11/20/08                              150,000,000      150,000,000
   Branch Banking & Trust Co. (B)
      2.611%, 03/25/09                               75,000,000       75,000,000
      2.717%, 06/05/09                               30,600,000       30,432,146
   Citibank N.A.
      2.700%, 08/15/08                               80,000,000       80,000,000
      2.610%, 08/29/08                               90,000,000       90,000,000
   Harris N.A. (B)
      2.835%, 04/28/09                              150,000,000      150,000,000
   Wilmington Trust Co.
      2.970%, 10/20/08                              100,000,000      100,000,000
      3.010%, 10/24/08                               65,000,000       65,000,000
                                                                  --------------
   TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
      (Cost $915,432,146)                                            915,432,146
                                                                  --------------
CERTIFICATES OF DEPOSIT - YANKEE - 23.5%
   Bank of Ireland, CT (B)
      3.099%, 04/23/09                              100,000,000      100,000,000
   Barclays Bank PLC NY (B)
      2.760%, 10/07/08                              100,000,000      100,000,000
      2.984%, 02/05/09                               75,000,000       75,000,000
   Depfa Bank PLC NY
      2.670%, 08/19/08                              150,000,000      150,000,000
   Dexia Credit Local SA, NY
      2.660%, 09/03/08                               90,000,000       90,000,000
      2.830%, 10/28/08                               70,000,000       70,001,699
   Natixis NY
      2.970%, 10/29/08                               70,000,000       70,000,000
      2.740%, 11/07/08 (B)                          100,000,000      100,000,000
   UBS AG Stamford, CT
      2.750%, 09/12/08                               71,250,000       71,250,462
                                                                  --------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $826,252,161)                                            826,252,161
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.


                              100 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

Description                                             Par            Value
------------------------------------------------   ------------   --------------
CORPORATE OBLIGATIONS - 9.7%
BANKING - 9.7%
   Bank of Montreal Chicago (B) (C)
      2.960%, 08/05/09                             $150,000,000   $  150,000,000
   Credit Agricole London (B) (C)
      3.031%, 07/22/09                              100,000,000      100,000,000
   Nationwide Building Society, MTN (B)
      2.520%, 04/07/09                               40,000,000       40,000,000
   Westpac Banking Corp. NY (B)
      2.450%, 09/05/08                               50,000,000       49,986,678
                                                                  --------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $339,986,678)                                            339,986,678
                                                                  --------------
VARIABLE RATE DEMAND NOTES - 0.3%
BANKING - 0.3%
   Alaska State, Four Dam Pool,
      Ser B, RB (B) (D) (E)
      2.420%, 07/01/26                                7,200,000        7,200,000
   Washington State, Housing Finance
      Commission, Multi-Family
      Housing, The Lodge at Eagle Ridge,
      Ser B, RB (B) (D) (E)
      2.570%, 08/01/41                                4,065,000        4,065,000
                                                                  --------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $11,265,000)                                              11,265,000
                                                                  --------------
REPURCHASE AGREEMENT - 0.6%
   Credit Suisse Securities (USA) LLC
      2.080%, dated 07/31/08, matures on
      08/01/08, repurchase price $21,561,411
      (collarteralized by a U.S. Treasury Bill
      obligation, par value $22,160,000,
      0.000%, 12/26/08, total market
      value $21,995,795)                             21,560,165       21,560,165
                                                                  --------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $21,560,165)                                              21,560,165
                                                                  --------------
TOTAL INVESTMENTS - 99.9%
   (Cost $3,507,159,289)                                           3,507,159,289
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET - 0.1%                                 1,954,774
                                                                  --------------
NET ASSETS - 100.0%                                               $3,509,114,063
                                                                  ==============

----------
*    RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
     PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2008 WERE $1,392,663,139 AND REPRESENTED 39.7% OF NET ASSETS.

(B) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2008.

(C) EXTENDABLE SECURITY - THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(E) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

LLC - LIMITED LIABILITY COMPANY

MTN - MEDIUM TERM NOTE

NY - NEW YORK

PLC - PUBLIC LIABILITY COMPANY

RB - REVENUE BOND

SER - SERIES

    The accompanying notes are an integral part of the financial statements.


                          WWW.HIGHMARKFUNDS.COM | 101

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

U.S. GOVERNMENT MONEY MARKET FUND

Description                                               Par            Value
--------------------------------------------------   ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.2%
   FFCB
      2.350%, 08/07/09 (A)(B)                        $ 25,000,000   $ 25,000,000
   FHLB
      2.356%, 03/13/09 (A)(B)                          25,000,000     25,000,000
      2.850%, 03/17/09 (C)                             50,000,000     50,000,000
      2.520%, 04/21/09 (C)                             25,000,000     25,000,000
      3.300%, 06/30/09 (C)                             15,250,000     15,250,000
      2.644%, 08/05/09 (A)(B)                          25,000,000     24,998,661
      2.388%, 08/21/09 (A)(B)                          32,000,000     31,985,561
      2.396%, 09/14/09 (A)(B)                          25,000,000     24,997,206
   FHLMC
      2.281%, 09/17/08*                                50,000,000     49,851,754
      2.159%, 10/10/08*                                50,000,000     49,791,944
      2.426%, 09/18/09 (A)(B)                          25,000,000     25,000,000
      2.669%, 09/25/09 (A)(B)                          25,000,000     24,984,418
      2.390%, 09/28/09 (A)(B)                          54,700,000     54,676,853
   FNMA
      2.720%, 01/25/10 (A)(B)                          25,000,000     24,990,824
                                                                    ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $451,527,221)                                            451,527,221
                                                                    ------------
VARIABLE RATE DEMAND NOTES - 18.9%
   California, Milpitas Multi-Family
      Housing Revenue Crossing, Ser A, RB
      Guarantee: FNMA (A)(D)
      2.550%, 08/15/33                                  4,600,000      4,600,000
   California, Sacramento County,
      Multi-Family Housing Development
      Authority, Deer Park Apartments, RB
      Guarantee: FNMA (A)(D)
      2.580%, 07/15/35                                  1,450,000      1,450,000
   California, Sacramento County,
      Multi-Family Housing Development
      Authority, Natomas, RB
      Guarantee: FNMA (A)(D)
      2.560%, 04/15/36                                  3,030,000      3,030,000
   California, San Francisco, City & County
      Redevelopment, Ser D, RB
      Guarantee: FNMA (A)(D)
      2.600%, 06/15/34                                 24,450,000     24,450,000
   California, Simi Valley, Multi-Family
      Housing Revenue, Parker Ranch, RB
      Guarantee: FNMA (A)(D)
      2.580%, 07/15/36                                  1,650,000      1,650,000
   California, Statewide Community
      Development Authority, Palms
      Apartments, Ser C, RB
      Guarantee: FNMA (A)(D)
      2.560%, 05/15/35                                  4,255,000      4,255,000

Description                                               Par            Value
--------------------------------------------------   ------------   ------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   New York City Housing Development,
      Multi-Family Mortgage Revenue,
      Pearl Street Development, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.560%, 10/15/41                               $ 14,225,000   $ 14,225,000
   New York City Housing Development,
      Multi-Family Rent Housing
      Revenue, West Street, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.560%, 03/15/36                                  5,400,000      5,400,000
   New York State, Dormitory Authority
      Revenue, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.600%, 11/15/36                                 23,610,000     23,610,000
   New York State, Housing Finance
      Agency Revenue, East 39th Street
      Housing, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.560%, 11/15/31                                  1,500,000      1,500,000
   New York State, Housing Finance
      Agency Revenue, North End,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.550%, 11/15/36                                  2,500,000      2,500,000
   New York State, Housing Finance
      Agency Revenue, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.560%, 05/15/33                                 15,700,000     15,700,000
   New York State, Housing Finance
      Agency Revenue, Biltmore Tower
      Housing, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.560%, 05/15/34                                  2,000,000      2,000,000
   New York State, Housing Finance
      Agency Revenue, Tower 31 Housing,
      Ser A, RB
      Guarantee: FHLMC (A)(D)
      2.560%, 11/01/36                                  4,400,000      4,400,000
   New York State, Housing Finance
      Agency Revenue, Victory Housing
      2000, Ser B, RB
      Guarantee: FHLMC (A)(D)
      2.560%, 11/01/33                                  2,700,000      2,700,000
   New York State, Housing Finance
      Agency Revenue, West 33rd Street,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.600%, 11/15/36                                  2,300,000      2,300,000

    The accompanying notes are an integral part of the financial statements.


                              102 | 1.800.433.6884

SCHEDULE OF INVESTMENTS
JULY 31, 2008

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

Description                                               Par            Value
--------------------------------------------------   ------------   ------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
   New York State, Housing Finance
      Agency Revenue, 11th Avenue
      Housing, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.560%, 05/15/41                               $ 15,950,000   $ 15,950,000
   Pennsylvania, Montgomery County,
      Redevelopment Authority
      Kingswood Apartments, Ser A, RB
      Guarantee: FNMA (A)(D)
      2.500%, 08/15/31                                  7,505,000      7,505,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ballard Landmark, Ser B, RB
      Guarantee: FNMA (A)(D)
      2.570%, 12/15/41                                  3,510,000      3,510,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Bridgewood Project,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.570%, 09/01/34                                  3,590,000      3,590,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Highland Park Apartments,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.580%, 07/15/38                                  2,260,000      2,260,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Pinehurst Apartments,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.590%, 03/15/39                                  2,085,000      2,085,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Ranier Court Project,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.580%, 12/15/36                                  3,825,000      3,825,000
   Washington State Housing Finance
      Commission, Multi- Family Housing
      Revenue, Rolling Hills Project,
      Ser B, RB
      Guarantee: FNMA (A)(D)
      2.580%, 06/15/37                                  2,425,000      2,425,000
                                                                    ------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $154,920,000)                                            154,920,000
                                                                    ------------

Description                                               Par            Value
--------------------------------------------------   ------------   ------------
REPURCHASE AGREEMENTS - 25.9%
   Credit Suisse Securities (USA) LLC
      2.190%, dated 07/31/08, matures on
      08/01/08, repurchase price $35,002,129
      (collateralized by a U.S. agency
      obligation, par value $35,915,000,
      0.000%, 10/27/08, total market
      value $35,703,103)                             $ 35,000,000   $ 35,000,000
   Deutsche Bank Securities, Inc.
      2.18%, dated 07/31/08, matures on
      08/01/08, repurchase price
      $176,496,531 (collateralized by
      various U.S. agency obligations,
      ranging in par value from
      $16,614,000 - $49,800,000,
      0.000% - 5.875%, 10/08/09 -
      11/19/12, total market value
      $180,016,034)                                   176,485,844    176,485,844
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $211,485,844)                                            211,485,844
                                                                    ------------
TOTAL INVESTMENTS - 100.0%
   (Cost $817,933,065)                                               817,933,065
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET - 0.0%                                    10,713
                                                                    ------------
NET ASSETS - 100.0%                                                 $817,943,778
                                                                    ============

----------
* DISCOUNTED SECURITY - RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A) ADJUSTABLE RATE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2008.

(B) THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(C)  SECURITY IS CALLABLE @ 100.

(D) DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FFCB - FEDERAL FARM CREDIT BANK

FHLB - FEDERAL HOME LOAN BANK

FHLM - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

LLC - LIMITED LIABILITY COMPANY

RB - REVENUE BOND

SER - SERIES

    The accompanying notes are an integral part of the financial statements.


                          WWW.HIGHMARKFUNDS.COM | 103

(HIGHMARK(R) FUNDS LOGO)

SCHEDULE OF INVESTMENTS
JULY 31, 2008

100% U.S. TREASURY MONEY MARKET FUND

Description                                               Par            Value
--------------------------------------------------   ------------   ------------
U.S. TREASURY BILLS* - 86.7%
   U.S. Treasury Bills
      1.422%, 08/07/08                               $ 69,684,000   $ 69,667,726
      1.281%, 08/14/08                                 32,235,000     32,220,313
      1.482%, 08/21/08                                 13,944,000     13,932,690
      1.976%, 09/11/08                                 47,063,000     46,959,017
      1.942%, 09/18/08                                247,500,000    246,871,259
      1.788%, 10/02/08                                 50,000,000     49,848,875
      1.322%, 10/09/08                                100,000,000     99,750,833
      2.287%, 12/18/08                                100,000,000     99,138,972
                                                                    ------------
   TOTAL U.S. TREASURY BILLS
      (Cost $658,389,685)                                            658,389,685
                                                                    ------------
U.S. TREASURY NOTE - 13.2%
   U.S. Treasury Note
      3.250%, 08/15/08                                100,000,000    100,069,271
                                                                    ------------
   TOTAL U.S. TREASURY NOTE
      (Cost $100,069,271)                                            100,069,271
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $758,458,956)                                               758,458,956
                                                                    ------------
OTHER ASSETS & LIABILITIES, NET -0.1%                                    595,509
                                                                    ------------
NET ASSETS - 100.0%                                                 $759,054,465
                                                                    ============

----------
*    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

    The accompanying notes are an integral part of the financial statements.


                              104 | 1.800.433.6884

                            Intentionally Left Blank


                           WWW.HIGHMARKFUNDS.COM | 105

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2008

                                                                                      COGNITIVE        CORE         ENHANCED
                                                                        BALANCED        VALUE         EQUITY         GROWTH
                                                                          FUND          FUND           FUND           FUND
                                                                      -----------   ------------   ------------   ------------
ASSETS:
   Investments, at Value+ .........................................   $29,773,900*  $100,225,119*  $102,024,255*  $128,430,901*
   Repurchase Agreements, at Value+ ...............................     2,320,974     21,535,177      2,354,611     18,214,338
   Affiliated Investments, at Value++ .............................            --             --             --             --
   Cash ...........................................................            --             --             --             --
   Foreign Currency** .............................................            --             --             --             --
   Receivable for Investments Sold ................................       203,979        963,781        663,230        984,108
   Receivable for Fund Shares Sold ................................        11,028         20,110        201,717          2,356
   Accrued Income .................................................       111,551         54,247        114,612         99,264
   Prepaid Expenses ...............................................        30,183         20,344         24,609         20,705
   Reclaims Receivable ............................................            --             --             --          3,984
   Deferred Compensation Asset ....................................         1,057          3,180          3,530          4,352
   Due from Advisor, net ..........................................            --             --             --             --
   Unrealized Appreciation of Forward Currency Contracts
      (Note 2) ....................................................            --             --             --             --
                                                                      -----------   ------------   ------------   ------------
      TOTAL ASSETS ................................................    32,452,672    122,821,958    105,386,564    147,760,008
                                                                      -----------   ------------   ------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .......................     2,496,669     27,524,783      2,954,611     21,554,826
   Payable for Investments Purchased ..............................       129,570        966,365        500,829      1,031,245
   Payable for Fund Shares Redeemed ...............................        11,247          2,005          4,809         20,000
   Due to Custodian ...............................................            --             --         19,566             --
   Advisory Fees Payable ..........................................         1,789         57,701         38,159         78,982
   Administration Fees Payable ....................................         3,821         11,489         12,754         15,727
   Chief Compliance Fees Payable ..................................           885            884            885            885
   Custodian Fees Payable .........................................           256            769            854          1,053
   Audit Fees Payable .............................................        25,539         23,006         23,012         23,076
   Deferred Compensation Fees Payable .............................         1,057          3,180          3,530          4,352
   Shareholder Servicing Fees Payable .............................         3,901             --          9,498             86
   Trustees' Fees Payable .........................................            93            367            361            521
   Accrued Distribution Fees ......................................         2,382            149          2,461            385
   Accrued Expenses and Other Payables ............................         5,142          7,156          6,514          7,918
   Variation Margin Payable .......................................            --             --             --             --
   Unrealized Depreciation of Foreign Currency Contracts
      (Note 2) ....................................................            --             --             --             --
                                                                      -----------   ------------   ------------   ------------
      TOTAL LIABILITIES ...........................................     2,682,351     28,597,854      3,577,843     22,739,056
                                                                      -----------   ------------   ------------   ------------
         NET ASSETS ...............................................   $29,770,321   $ 94,224,104   $101,808,721   $125,020,952
                                                                      ===========   ============   ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..........   $28,411,745   $ 98,756,006   $115,896,295   $113,215,226
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ............................................        18,669        334,768         14,570       (171,067)
   Accumulated Net Realized Gain (Loss) on Investments, Investments
      in Affiliated Funds, Futures Contracts, Foreign Currency
      Transactions, Written Option Contracts and Capital Gain
      Distributions Received ......................................      (141,108)    (4,480,665)    (9,003,799)    (3,842,223)
   Net Unrealized Appreciation (Depreciation) on Investments,
      Investments in Affiliated Funds, Foreign Currency
      Transactions, and Futures Contracts .........................     1,481,015       (386,005)    (5,098,345)    15,819,016
                                                                      -----------   ------------   ------------   ------------
NET ASSETS ........................................................   $29,770,321   $ 94,224,104   $101,808,721   $125,020,952
                                                                      ===========   ============   ============   ============
   +  Cost of Investments and Repurchase Agreements ...............   $30,613,859   $122,146,301   $109,477,211   $130,826,223
   ++ Cost of Affiliated Investments ..............................   $        --   $         --   $         --   $         --
   *  Includes Market Value of Securities on Loan .................   $ 2,400,843   $ 25,521,708   $  2,785,712   $ 20,567,045

**   Cost of foreign currency is $201,105.

     Amounts designated as "-" are either not applicable or $0.

*** Represents margin deposit for futures contracts in the Small Cap Advantage Fund.

    The accompanying notes are an integral part of the financial statements.


                              106 | 1.800.433.6884

                                                                                               CAPITAL
INTERNATIONAL     LARGE CAP       LARGE CAP     SMALL CAP       SMALL CAP        VALUE          GROWTH
OPPORTUNITIES       GROWTH          VALUE       ADVANTAGE         VALUE        MOMENTUM       ALLOCATION
     FUND            FUND           FUND           FUND           FUND           FUND            FUND
-------------   -------------   ------------   -----------    ------------   ------------    -----------

$352,757,403*   $ 109,507,715*  $221,902,676*  $27,854,338*   $141,870,160*  $368,658,818*   $ 3,103,334
  20,821,937        3,697,632     13,377,219     6,538,002      36,361,301     22,365,450             --
          --               --             --            --              --             --     58,030,816
      64,914               --             --        46,200***           --             --             --
     210,528               --             --            --              --             --             --
   1,748,772               --      1,353,028       154,680         548,093      2,263,430             --
     360,498          211,822        197,422        89,698         288,515        261,939          7,171
     421,579          107,493        332,907        16,908         258,815        366,872          1,218
      25,806           25,410         29,760        17,575          28,075         29,357         21,437
      62,758               --             --            --              --             --             --
      12,348            3,813          7,698           922           4,392         12,535          2,133
          --               --             --            --              --             --          4,624
     378,240               --             --            --              --             --             --
------------    -------------   ------------   -----------    ------------   ------------    -----------
 376,864,783      113,553,885    237,200,710    34,718,323     179,359,351    393,958,401     61,170,733
------------    -------------   ------------   -----------    ------------   ------------    -----------

  20,987,959        5,472,632     14,820,932     7,385,687      47,482,447     32,865,450             --
   2,246,900               --      1,766,454            --         571,568      2,002,275             --
     100,699            8,430        184,205         4,195         384,377        189,938         16,906
          --               --             --            --              --             --             --
     279,478           56,904         85,517         5,571          93,980        181,965             --
      44,620           13,778         27,816         3,333          15,869         45,292          7,709
         884              884            884           884             884            885            884
      64,272              923          1,863           223           1,063          3,033            516
      42,690           23,075         23,095        22,936          22,793         23,353         16,794
      12,348            3,813          7,698           922           4,392         12,535          2,133
      11,115           11,730         26,255         2,194          15,197         43,808          1,667
       1,479              402            514           108             325          1,293            221
       7,785            5,274         14,367           140          17,252          8,968         26,562
      28,342            6,953         15,579         3,251           8,259         19,202          4,210
          --               --             --         2,530              --             --             --
     273,416               --             --            --              --             --             --
------------    -------------   ------------   -----------    ------------   ------------    -----------
  24,101,987        5,604,798     16,975,179     7,431,974      48,618,406     35,397,997         77,602
------------    -------------   ------------   -----------    ------------   ------------    -----------
$352,762,796    $ 107,949,087   $220,225,531   $27,286,349    $130,740,945   $358,560,404    $61,093,131
============    =============   ============   ===========    ============   ============    ===========

$295,230,879    $ 237,103,429   $243,921,672   $33,104,532    $162,878,230   $298,812,857    $66,254,875

   3,572,442          463,255         41,924        33,539         748,263         26,365          8,482



   3,481,114     (130,556,079)   (18,419,466)   (3,818,490)       (594,220)    18,450,426      2,789,822


  50,478,361          938,482     (5,318,599)   (2,033,232)    (32,291,328)    41,270,756     (7,960,048)
------------    -------------   ------------   -----------    ------------   ------------    -----------
$352,762,796    $ 107,949,087   $220,225,531   $27,286,349    $130,740,945   $358,560,404    $61,093,131
============    =============   ============   ===========    ============   ============    ===========
$323,219,636    $ 112,266,865   $240,598,494   $36,432,049    $210,522,789   $349,753,512    $ 3,743,522
$         --    $          --   $         --   $        --    $         --   $         --    $65,350,676
$ 19,598,154    $   5,287,380   $ 14,284,585   $ 6,971,958    $ 44,231,839   $ 30,995,418    $        --

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 107

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2008

                                                                                 COGNITIVE        CORE        ENHANCED
                                                                    BALANCED       VALUE         EQUITY        GROWTH
                                                                      FUND         FUND           FUND          FUND
                                                                  -----------   -----------   -----------   ------------
FIDUCIARY SHARES:
   Net Assets .................................................   $22,273,804   $ 2,294,093   $95,871,539   $  1,654,526
   Shares of beneficial interest outstanding ..................     1,769,999       224,200    11,813,703        178,698
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..   $     12.58   $     10.23   $      8.12   $       9.26
                                                                  ===========   ===========   ===========   ============
CLASS A SHARES:
   Net Assets .................................................   $ 5,829,015   $   508,896   $ 3,400,205   $    654,068
   Shares of beneficial interest outstanding ..................       464,183        49,936       419,859         71,334
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............   $     12.56   $     10.19   $      8.10   $       9.17
                                                                  -----------   -----------   -----------   ------------
   MAXIMUM OFFERING PRICE PER SHARE (B) .......................   $     13.29   $     10.78   $      8.57   $       9.70
                                                                  ===========   ===========   ===========   ============
CLASS B SHARES:
   Net Assets .................................................   $ 1,294,724           N/A   $ 1,872,585            N/A
   Shares of beneficial interest outstanding ..................       103,418           N/A       236,361            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $     12.52           N/A   $      7.92            N/A
                                                                  ===========   ===========   ===========   ============
CLASS C SHARES:
   Net Assets .................................................   $   372,778   $    50,271   $   664,392   $    288,450
   Shares of beneficial interest outstanding ..................        29,839         5,009        83,874         31,805
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $     12.49   $     10.04   $      7.92   $       9.07
                                                                  ===========   ===========   ===========   ============
CLASS M SHARES:
   Net Assets .................................................           N/A   $91,370,844           N/A   $122,423,908
   Shares of beneficial interest outstanding ..................           N/A     8,936,747           N/A     13,208,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..           N/A   $     10.22           N/A   $       9.27
                                                                  ===========   ===========   ===========   ============

N/A  Not Applicable

(A) Fiduciary Class, Class A and Class M Shares have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)  The sales load for the class is 5.5%.

Amounts designated as "-" are either not applicable or $0.

    The accompanying notes are an integral part of the financial statements.


                              108 | 1.800.433.6884

                                                                                          CAPITAL
INTERNATIONAL    LARGE CAP      LARGE CAP     SMALL CAP     SMALL CAP        VALUE         GROWTH
OPPORTUNITIES      GROWTH         VALUE       ADVANTAGE       VALUE        MOMENTUM      ALLOCATION
     FUND           FUND          FUND           FUND          FUND           FUND          FUND
-------------   -----------   ------------   -----------   -----------   ------------   -----------

 $ 97,713,724   $92,417,692   $171,314,032   $26,984,415   $81,102,357   $328,465,033   $   170,579
   11,521,877    10,145,361     14,452,790     1,640,657     7,041,804     18,732,047         7,804
 $       8.48   $      9.11   $      11.85   $     16.45   $     11.52   $      17.53   $     21.86
 ============   ===========   ============   ===========   ===========   ============   ===========

 $ 17,765,915   $11,485,800   $ 42,432,529   $   168,450   $35,794,190   $ 24,772,420   $39,323,931
    2,103,590     1,283,159      3,571,328        10,254     3,190,217      1,415,426     1,800,057
 $       8.45   $      8.95   $      11.88   $     16.43   $     11.22   $      17.50   $     21.85
 ------------   -----------   ------------   -----------   -----------   ------------   -----------
 $       8.94   $      9.47   $      12.57   $     17.39   $     11.87   $      18.52   $     23.12
 ============   ===========   ============   ===========   ===========   ============   ===========

          N/A   $ 3,279,277   $  1,287,273           N/A   $ 5,621,608   $  3,822,621           N/A
          N/A       392,589        110,286           N/A       533,711        222,728           N/A
          N/A   $      8.35   $      11.67           N/A   $     10.53   $      17.16           N/A
 ============   ===========   ============   ===========   ===========   ============   ===========

 $  4,582,318   $   766,318   $  5,191,697   $   133,484   $ 8,222,790   $  1,500,330   $21,598,621
      548,546        91,691        446,010         8,157       784,331         87,724     1,002,210
 $       8.35   $      8.36   $      11.64   $     16.36   $     10.48   $      17.10   $     21.55
 ============   ===========   ============   ===========   ===========   ============   ===========

 $232,700,839           N/A            N/A           N/A           N/A            N/A           N/A
   27,427,706           N/A            N/A           N/A           N/A            N/A           N/A
 $       8.48           N/A            N/A           N/A           N/A            N/A           N/A
 ============   ===========   ============   ===========   ===========   ============   ===========

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 109

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2008

                                                              DIVERSIFIED     GROWTH &      INCOME
                                                                 EQUITY        INCOME        PLUS
                                                               ALLOCATION    ALLOCATION   ALLOCATION       BOND
                                                                  FUND          FUND         FUND          FUND
                                                              -----------   -----------   ----------   ------------
ASSETS:
   Investments, at Value+ .................................    $  254,844   $ 2,739,689   $  337,115   $377,271,256*
   Repurchase Agreements, at Value+ .......................            --            --           --     25,640,135
   Affiliated Investments, at Value++ .....................     4,748,980    54,952,674    8,176,416             --
   Receivable for Investments Sold ........................         2,005            --           --             --
   Receivable for Fund Shares Sold ........................         1,195     1,126,344           --      1,078,336
   Accrued Income .........................................             7         2,731          680      3,836,547
   Prepaid Expenses .......................................         8,693        21,746       20,067         26,297
   Deferred Compensation Asset ............................           174         2,005          302         13,355
   Due from Advisor, net ..................................         6,479            --        7,976             --
                                                               ----------   -----------   ----------   ------------
      TOTAL ASSETS ........................................     5,022,377    58,845,189    8,542,556    407,865,926
                                                               ----------   -----------   ----------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............            --            --           --     27,515,135
   Payable for Investments Purchased ......................            --       760,177           --             --
   Payable for Fund Shares Redeemed .......................            --        58,141           --         63,490
   Income Distribution Payable ............................            --            --           --             --
   Due to Custodian .......................................            --            --           --             --
   Advisory Fees Payable ..................................            --           966           --        157,255
   Administration Fees Payable ............................           630         7,244        1,093         48,257
   Chief Compliance Fees Payable ..........................           885           884          884            884
   Custodian Fees Payable .................................            42           485           73          3,231
   Audit Fees Payable .....................................        16,712        16,785       16,705         26,174
   Deferred Compensation Fees Payable .....................           174         2,005          302         13,355
   Shareholder Servicing Fees Payable .....................            65         1,574          227         22,187
   Trustees' Fees Payable .................................            19           211           27          1,459
   Accrued Distribution Fees ..............................         2,597        24,871        3,898          9,495
   Accrued Expenses and Other Payables ....................         1,458         3,941        1,690         20,723
                                                               ----------   -----------   ----------   ------------
      TOTAL LIABILITIES ...................................        22,582       877,284       24,899     27,881,645
                                                               ----------   -----------   ----------   ------------
         NET ASSETS .......................................    $4,999,795   $57,967,905   $8,517,657   $379,984,281
                                                               ==========   ===========   ==========   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..    $5,978,950   $60,859,029   $8,832,521   $384,798,638
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ....................................            --        53,193       13,715        619,115
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds and Capital Gain
      Distributions Received ..............................       (74,567)    1,974,951      171,875     (3,728,814)
   Net Unrealized Appreciation (Depreciation) on
      Investments and Investments in Affiliated Funds .....      (904,588)   (4,919,268)    (500,454)    (1,704,658)
                                                               ----------   -----------   ----------   ------------
         NET ASSETS .......................................    $4,999,795   $57,967,905   $8,517,657   $379,984,281
                                                               ==========   ===========   ==========   ============
+   Cost of Investments and Repurchase Agreements .........    $  305,598   $ 3,179,963   $  377,594   $404,616,049
++  Cost of Affiliated Investments ........................    $5,602,814   $59,431,668   $8,636,391   $         --
*   Includes Market Value of Securities on Loan ...........    $       --   $        --   $       --   $ 26,813,718

Amounts designated as "-" are either not applicable or $0.

    The accompanying notes are an integral part of the financial statements.


                              110 | 1.800.433.6884

  CALIFORNIA       NATIONAL                      CALIFORNIA                                             100%
INTERMEDIATE     INTERMEDIATE    SHORT TERM       TAX-FREE        DIVERSIFIED    U.S. GOVERNMENT   U.S. TREASURY
TAX-FREE BOND   TAX-FREE BOND       BOND        MONEY MARKET     MONEY MARKET      MONEY MARKET     MONEY MARKET
     FUND            FUND           FUND            FUND             FUND              FUND             FUND
-------------   -------------   ------------   --------------   --------------   ---------------   -------------

$122,427,005     $69,209,661    $ 52,810,977*  $1,137,847,225   $3,485,599,124    $ 606,447,221    $ 758,458,956
          --              --       1,320,000               --       21,560,165      211,485,844               --
          --              --              --               --               --               --               --
          --              --          25,030       29,894,765               --               --               --
     108,291              --         261,833               --        2,041,221            7,591           17,273
   1,747,070         903,069         521,866        3,561,209        5,866,382        1,356,225        1,500,000
      11,616          24,674          17,078           15,523           65,326           37,367           34,540
       4,274           2,451           1,878           41,653          122,449           28,260           27,049
          --           8,720              --               --               --               --               --
------------     -----------    ------------   --------------   --------------    -------------    -------------
 124,298,256      70,148,575      54,958,662    1,171,360,375    3,515,254,667      819,362,508      760,037,818
------------     -----------    ------------   --------------   --------------    -------------    -------------

          --              --       1,320,000               --               --               --               --
   1,038,660              --              --               --               --               --               --
      25,947         110,000           2,267               --          580,158            5,402            1,658
          --              --              --          723,754        3,313,647          869,046          443,501
          --              --              --               --               --               --              423
      18,257              --           2,493          261,780          943,719          196,027          202,384
      15,446           8,856           6,784          150,508          442,450          102,109           97,734
         884             884             884              884              884              884              884
       1,034             593             454           10,078           29,627            6,837            6,545
      25,081          25,009          25,579           25,477           30,856           24,541           25,130
       4,274           2,451           1,878           41,653          122,449           28,260           27,049
       5,676           2,965             901           48,577          132,202           26,919           25,014
         489             278             210            4,073           14,586            3,300            3,151
       8,714           1,477             285          169,644          383,018           97,021          112,198
       8,894           5,840           6,010           41,336          147,008           58,384           37,682
------------     -----------    ------------   --------------   --------------    -------------    -------------
   1,153,356         158,353       1,367,745        1,477,764        6,140,604        1,418,730          983,353
------------     -----------    ------------   --------------   --------------    -------------    -------------
$123,144,900     $69,990,222    $ 53,590,917   $1,169,882,611   $3,509,114,063    $ 817,943,778    $ 759,054,465
============     ===========    ============   ==============   ==============    =============    =============

$120,700,556     $68,652,891    $ 53,468,885   $1,169,881,996   $3,509,103,206    $ 817,976,449    $ 759,300,357

      20,126          19,116          15,005              314               --               --               --


     234,365          56,500         (31,759)             301           10,857          (32,671)        (245,892)

   2,189,853       1,261,715         138,786               --               --               --               --
------------     -----------    ------------   --------------   --------------    -------------    -------------
$123,144,900     $69,990,222    $ 53,590,917   $1,169,882,611   $3,509,114,063    $ 817,943,778    $ 759,054,465
============     ===========    ============   ==============   ==============    =============    =============
$120,237,152     $67,947,946    $ 53,992,191   $1,137,847,225   $3,507,159,289    $ 817,933,065    $ 758,458,956
$         --     $        --    $         --   $           --   $           --    $          --    $          --
$         --     $        --    $  1,299,952   $           --   $           --    $          --    $          --

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 111

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2008

                                                        DIVERSIFIED     GROWTH &      INCOME
                                                           EQUITY        INCOME        PLUS
                                                         ALLOCATION    ALLOCATION   ALLOCATION       BOND
                                                            FUND          FUND         FUND          FUND
                                                        -----------   -----------   ----------   ------------
FIDUCIARY SHARES:
   Net Assets .......................................    $   14,670   $    93,183   $  101,448   $344,350,227
   Shares of beneficial interest outstanding ........           811         4,347        4,997     32,939,963
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (A) ....................................    $    18.08   $     21.44   $    20.30   $      10.45
                                                         ==========   ===========   ==========   ============
CLASS A SHARES:
   Net Assets .......................................    $2,533,424   $37,737,459   $5,206,077   $ 31,166,558
   Shares of beneficial interest outstanding ........       140,555     1,766,214      256,339      3,023,815
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ..    $    18.02   $     21.37   $    20.31   $      10.31
                                                         ----------   -----------   ----------   ------------
   MAXIMUM OFFERING PRICE PER SHARE (B) .............    $    19.07   $     22.61   $    21.27   $      10.55
                                                         ==========   ===========   ==========   ============
CLASS B SHARES:
   Net Assets .......................................           N/A           N/A          N/A   $  4,273,468
   Shares of beneficial interest outstanding ........           N/A           N/A          N/A        416,316
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ....           N/A           N/A          N/A   $      10.26
                                                         ==========   ===========   ==========   ============
CLASS C SHARES:
   Net Assets .......................................    $2,451,701   $20,137,263   $3,210,132   $    194,028
   Shares of beneficial interest outstanding ........       137,373       947,152      159,012         18,924
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ....    $    17.85   $     21.26   $    20.19   $      10.25
                                                         ==========   ===========   ==========   ============
CLASS S SHARES:
   Net Assets .......................................           N/A           N/A          N/A            N/A
   Shares of beneficial interest outstanding ........           N/A           N/A          N/A            N/A
NET ASSET VALUE, AND OFFERING PRICE PER SHARE (A) ...           N/A           N/A          N/A            N/A
                                                         ==========   ===========   ==========   ============

N/A  Not Applicable

(A) Fiduciary Class, Class A and Class M Shares have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.5%. The sales load for the Income Plus Allocation Fund is 4.5%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund and Short Term Bond Fund is 2.25%. The remaining funds are not subject to a sales load.

Amounts designated as "-" are either not applicable or $0.

    The accompanying notes are an integral part of the financial statements.


                              112 | 1.800.433.6884

  CALIFORNIA       NATIONAL                    CALIFORNIA                                            100%
 INTERMEDIATE    INTERMEDIATE    SHORT TERM     TAX-FREE       DIVERSIFIED    U.S. GOVERNMENT   U.S. TREASURY
TAX-FREE BOND   TAX-FREE BOND       BOND      MONEY MARKET    MONEY MARKET      MONEY MARKET     MONEY MARKET
     FUND            FUND           FUND          FUND            FUND              FUND             FUND
-------------   -------------   -----------   ------------   --------------   ---------------   -------------

 $90,173,354     $62,882,504    $52,957,715   $460,264,767   $2,193,518,037     $576,229,750     $465,489,602
   9,177,248       5,741,352      5,354,654    460,276,925    2,194,123,299      576,290,794      465,621,560
 $      9.83     $     10.95    $      9.89   $       1.00   $         1.00     $       1.00     $       1.00
 ===========     ===========    ===========   ============   ==============     ============     ============

 $28,430,356     $ 7,107,718    $   271,121   $674,649,913   $  981,601,453     $ 80,235,423     $125,055,952
   2,906,713         649,139         27,450    674,648,664      981,654,500       80,241,321      125,096,779
 $      9.78     $     10.95    $      9.88   $       1.00   $         1.00     $       1.00     $       1.00
 -----------     -----------    -----------   ------------   --------------     ------------     ------------
 $     10.01     $     11.20    $     10.11   $       1.00   $         1.00     $       1.00     $       1.00
 ===========     ===========    ===========   ============   ==============     ============     ============

 $ 3,254,149     $        --    $        --   $         --   $           --     $    127,230     $         --
     332,962              --             --             --               --          127,473               --
 $      9.77             N/A            N/A            N/A              N/A     $       1.00              N/A
 ===========     ===========    ===========   ============   ==============     ============     ============

 $ 1,287,041     $        --    $   362,081            N/A              N/A     $    251,274     $         --
     131,915              --         36,252            N/A              N/A          251,274               --
 $      9.76             N/A    $      9.99            N/A              N/A     $       1.00              N/A
 ===========     ===========    ===========   ============   ==============     ============     ============

         N/A     $        --    $        --   $ 34,967,931   $  333,994,573     $161,100,101     $168,508,911
         N/A              --             --     34,962,486      333,325,522      161,065,594      168,583,597
         N/A             N/A            N/A   $       1.00   $         1.00     $       1.00     $       1.00
 ===========     ===========    ===========   ============   ==============     ============     ============

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 113

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2008

                                                                                     COGNITIVE        CORE         ENHANCED
                                                                       BALANCED        VALUE         EQUITY         GROWTH
                                                                         FUND          FUND           FUND           FUND
                                                                     -----------   ------------   ------------   ------------
   Interest Income ...............................................   $   668,512   $     39,975   $     21,168   $     49,975
   Income from Investments in Affiliated Funds ...................            --             --             --             --
   Securities Lending Income .....................................        14,745         70,727         11,928         91,005
   Dividend Income ...............................................       490,817      1,644,764      2,824,772        912,824
   Less: Foreign Taxes Withheld ..................................        (7,271)        (2,084)        (2,378)       (68,653)
                                                                     -----------   ------------   ------------   ------------
         Total Investment Income .................................     1,166,803      1,753,382      2,855,490        985,151
                                                                     -----------   ------------   ------------   ------------
   Expenses:
      Investment Adviser Fees ....................................       229,488        748,983        726,551      1,023,270
      Shareholder Servicing Fees Fiduciary Shares ................        73,624          6,263        280,102          1,119
      Shareholder Servicing Fees Class A Shares ..................        16,624          5,361         15,083          2,905
      Shareholder Servicing Fees Class B Shares ..................         4,343             --          5,576             --
      Administrative Fees ........................................        57,187        149,305        181,060        203,978
      Custodian Fees .............................................         3,819          9,986         12,106         13,643
      Trustees Fees ..............................................         1,924          5,133          6,225          6,931
      Chief Compliance Officer Fees ..............................         6,317          6,887          7,122          7,193
      Distribution Fees Class A Shares ...........................        16,604          5,472         15,177          2,952
      Distribution Fees Class B Shares ...........................        13,027             --         16,730             --
      Distribution Fees Class C Shares ...........................         3,907            736          7,623          2,717
      Registration Fees ..........................................        12,639         20,743         22,609         22,375
      Transfer Agent Fees ........................................         7,863         20,206         24,872         27,652
      Printing Fees ..............................................         3,860         10,133         12,399         13,807
      Audit Fees .................................................        29,004         26,821         27,000         27,521
      Legal Fees .................................................         2,707          6,904          8,482          9,524
      Miscellaneous Fees .........................................        19,742         19,888         15,375         16,927
                                                                     -----------   ------------   ------------   ------------
         Total Expenses ..........................................       502,679      1,042,821      1,384,092      1,382,514
                                                                     -----------   ------------   ------------   ------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .................................       (55,689)            --        (56,864)            --
         Shareholder Servicing Fees - Fiduciary Shares ...........       (29,449)        (6,181)      (158,338)        (1,067)
         Shareholder Servicing Fees - Class A Shares .............        (6,649)        (2,144)        (6,033)        (1,158)
         Administrative Fees .....................................        (3,574)        (6,340)       (11,433)       (17,717)
         Reduction of Expenses by Administrator (Note 3) .........        (3,109)        (8,119)        (9,844)       (11,092)
         Reduction of Expenses by Former Sub-Administrator
            (Note 3) .............................................        (2,117)        (5,363)        (6,722)        (7,282)
                                                                     -----------   ------------   ------------   ------------
Total Waivers and Reduction of Expenses ..........................      (100,587)       (28,147)      (249,234)       (38,316)
                                                                     -----------   ------------   ------------   ------------
Total Net Expenses ...............................................       402,092      1,014,674      1,134,858      1,344,198
                                                                     -----------   ------------   ------------   ------------
Net Investment Income (Loss) .....................................       764,711        738,708      1,720,632       (359,047)
                                                                     -----------   ------------   ------------   ------------
Net Realized Gain (Loss) on Investments ..........................       679,064     (3,749,175)    (8,901,105)     3,251,306
Net Realized Gain on Investments in Affiliated Funds .............            --             --             --             --
Net Realized Loss on Foreign Currency Transactions ...............            --             --             --             --
Net Realized Loss on Futures Contracts ...........................            --             --       (128,184)            --
Net Realized Gain on Written Option Contracts ....................            --             --             --             --
Capital Gain Distributions Received ..............................            --             --             --             --
Capital Gain Distributions Received from Affiliated Funds ........            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Investments ..    (3,588,696)    (8,873,442)   (11,208,262)   (15,989,122)
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ...........................................            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions .........................................            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Contracts ............................................            --             --             --             --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts .....................................................            --             --         24,700             --
                                                                     -----------   ------------   ------------   ------------
Net Realized and Unrealized Loss on Investments ..................    (2,909,632)   (12,622,617)   (20,212,851)   (12,737,816)
                                                                     -----------   ------------   ------------   ------------
Decrease in Net Assets Resulting from Operations .................   $(2,144,921)  $(11,883,909)  $(18,492,219)  $(13,096,863)
                                                                     ===========   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.


                              114 | 1.800.433.6884

INTERNATIONAL     LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP        VALUE      CAPITAL GROWTH
OPPORTUNITIES      GROWTH          VALUE       ADVANTAGE       VALUE         MOMENTUM       ALLOCATION
    FUND            FUND           FUND           FUND          FUND           FUND            FUND
-------------   ------------   ------------   -----------   ------------   ------------   --------------
 $    255,758   $    132,422   $    125,265   $    42,901   $     62,694   $     78,389    $     25,853
           --             --             --            --             --             --       1,110,956
      446,643         16,041        149,423        23,614        294,334         97,267              --
   12,723,873      1,941,505      7,857,724       432,292      4,233,153      9,912,493           8,548
   (1,112,190)       (22,832)       (30,348)       (1,750)        (5,529)      (167,412)             --
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
   12,314,084      2,067,136      8,102,064       497,057      4,584,652      9,920,737       1,145,357
 ------------   ------------   ------------   -----------   ------------   ------------    ------------

    3,587,397        765,722      1,998,811       262,608      1,779,250      2,594,868         135,427
      233,505        271,022        500,263        68,364        293,980        991,236           1,067
       57,783         33,878        311,110           423         99,917         72,279         116,653
           --         11,870          4,653            --         19,761         13,639              --
      575,064        190,971        498,113        51,915        266,144        646,941         109,979
      278,512         12,769         33,307         2,764         17,960         43,257           7,356
       19,154          6,384         17,106         1,418          9,725         22,123           3,719
        9,186          7,112          9,298         6,224          8,038         10,061           6,627
       58,225         33,769        312,075           426        100,120         72,247         117,287
           --         35,611         13,959            --         59,283         40,917              --
       45,038          9,809         67,470         1,293        123,358         17,444         266,845
       36,768         19,361         41,882        15,949         34,760         53,259          11,739
       77,227         26,018         69,663         5,829         37,830         88,491          15,088
       38,018         12,739         35,364         2,786         19,549         43,996           7,400
       47,074         27,282         28,798        26,353         26,504         29,405          20,554
       27,294          8,968         24,019         1,899         12,588         30,325           5,166
       96,941         15,383         23,545        13,904         20,429         25,692          10,376
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
    5,187,186      1,488,668      3,989,436       462,155      2,929,196      4,796,180         835,283
 ------------   ------------   ------------   -----------   ------------   ------------    ------------

           --        (24,209)      (170,498)      (63,662)       (42,921)            --        (107,235)
     (125,318)      (139,161)      (215,832)      (42,983)      (121,239)      (424,596)           (875)
      (46,226)       (13,551)      (124,443)         (169)       (39,967)       (28,912)        (93,323)
      (32,801)       (11,416)       (32,326)       (2,413)       (20,132)       (39,977)         (6,698)
      (31,277)       (10,385)       (27,081)       (2,247)       (14,463)       (35,246)         (6,005)

      (19,860)        (6,894)       (18,942)       (1,440)       (10,966)       (23,612)         (4,022)
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
     (255,482)      (205,616)      (589,122)     (112,914)      (249,688)      (552,343)       (218,158)
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
    4,931,704      1,283,052      3,400,314       349,241      2,679,508      4,243,837         617,125
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
    7,382,380        784,084      4,701,750       147,816      1,905,144      5,676,900         528,232
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
    5,326,125     (2,486,169)   (16,990,359)   (3,747,548)    13,017,843     33,413,099         (52,946)
           --             --             --            --             --             --        (213,238)
     (391,800)            --             --            --             --             --              --
           --             --             --      (109,849)            --             --              --
           --             --             --            --             --         45,108              --
           --             --             --            --             --             --         280,612
           --             --             --            --             --             --       3,635,439
  (53,621,953)    (9,100,570)   (36,620,459)      206,087    (49,229,695)   (94,650,635)       (599,188)

           --             --             --            --             --             --     (12,187,201)

        1,022             --             --            --             --             --              --

      105,126             --             --            --             --             --              --

           --             --             --        61,059             --             --              --
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
  (48,581,480)   (11,586,739)   (53,610,818)   (3,590,251)   (36,211,852)   (61,192,428)     (9,136,522)
 ------------   ------------   ------------   -----------   ------------   ------------    ------------
 $(41,199,100)  $(10,802,655)  $(48,909,068)  $(3,442,435)  $(34,306,708)  $(55,515,528)   $ (8,608,290)
 ============   ============   ============   ===========   ============   ============    ============

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 115

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2008

                                                                     DIVERSIFIED     GROWTH &      INCOME
                                                                        EQUITY        INCOME        PLUS
                                                                      ALLOCATION    ALLOCATION   ALLOCATION      BOND
                                                                         FUND          FUND         FUND         FUND
                                                                     -----------   -----------   ----------   -----------
   Interest Income ...............................................    $      --    $    38,270    $  11,264   $21,639,790
   Income from Investments in Affiliated Funds ...................       71,816      1,398,736      330,268            --
   Securities Lending Income .....................................           --             --           --       161,929
   Dividend Income ...............................................           --         15,948        4,205       146,836
                                                                      ---------    -----------    ---------   -----------
         Total Investment Income .................................       71,816      1,452,954      345,737    21,948,555
                                                                      ---------    -----------    ---------   -----------
   Expenses:
      Investment Adviser Fees ....................................       10,803        121,869       20,022     1,966,278
      Shareholder Servicing Fees Fiduciary Shares ................          158            144          384       891,379
      Shareholder Servicing Fees Class A Shares ..................        8,464        109,071       15,045        79,379
      Shareholder Servicing Fees Class B Shares ..................           --             --           --        12,062
      Administrative Fees ........................................       30,892         99,030       16,237       587,842
      Custodian Fees .............................................          589          6,559        1,086        39,487
      Trustees Fees ..............................................          306          3,339          531        19,299
      Chief Compliance Officer Fees ..............................        6,007          6,557        6,066         9,269
      Distribution Fees Class A Shares ...........................        8,543        109,757       15,145        78,918
      Distribution Fees Class B Shares ...........................           --             --           --        36,187
      Distribution Fees Class C Shares ...........................       24,582        227,186       47,147           899
      Distribution Fees Class S Shares ...........................           --             --           --            --
      Registration Fees ..........................................        3,388         11,067        5,866        42,760
      Transfer Agent Fees ........................................        1,254         13,458        2,258        78,107
      Printing Fees ..............................................          574          6,639        1,140        37,853
      Audit Fees .................................................       19,947         20,485       20,042        32,150
      Legal Fees .................................................          403          4,625          790        27,241
      Miscellaneous Fees .........................................        8,319         10,121        8,498        36,212
                                                                      ---------    -----------    ---------   -----------
         Total Expenses ..........................................      124,229        749,907      160,257     3,975,322
                                                                      ---------    -----------    ---------   -----------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .................................      (62,751)      (106,123)     (42,737)      (69,255)
         Shareholder Servicing Fees - Fiduciary Shares ...........         (128)          (115)        (307)     (651,849)
         Shareholder Servicing Fees - Class A Shares .............       (7,214)       (87,257)     (12,036)      (57,153)
         Shareholder Servicing Fees - Class S Shares (Note 3) ....           --             --           --            --
         Administrative Fees .....................................         (496)        (5,950)      (1,018)      (32,940)
         Reduction of Expenses by Administrator (Note 3) .........         (479)        (5,385)        (882)      (31,970)
         Reduction of Expenses by Former Sub-Administrator
            (Note 3) .............................................         (308)        (3,559)        (600)      (20,107)
                                                                      ---------    -----------    ---------   -----------
Total Waivers and Reduction of Expenses ..........................      (71,376)      (208,389)     (57,580)     (863,274)
                                                                      ---------    -----------    ---------   -----------
Total Net Expenses ...............................................       52,853        541,518      102,677     3,112,048
                                                                      ---------    -----------    ---------   -----------
Net Investment Income ............................................       18,963        911,436      243,060    18,836,507
                                                                      ---------    -----------    ---------   -----------
Net Realized Gain (Loss) on Investments ..........................      (22,866)       (51,186)       3,935     4,181,324
Net Realized Gain (Loss) on Investments in Affiliated Funds ......     (341,263)       (88,257)      51,606            --
Capital Gain Distributions Received ..............................       24,655        197,057       18,772            --
Capital Gain Distributions Received from Affiliated Funds ........      305,073      2,466,556      233,120            --
Change in Unrealized Appreciation (Depreciation) on Investments ..      (46,590)      (411,274)     (38,479)   (1,893,845)
Change in Unrealized Appreciation (Depreciation) on Investments
   in Affiliated Funds ...........................................     (888,457)    (8,087,213)    (702,415)           --
                                                                      ---------    -----------    ---------   -----------
Net Realized and Unrealized Gain (Loss) on Investments ...........     (969,448)    (5,974,317)    (433,461)    2,287,479
                                                                      ---------    -----------    ---------   -----------
Increase (Decrease) in Net Assets Resulting from Operations ......    $(950,485)   $(5,062,881)   $(190,401)  $21,123,986
                                                                      =========    ===========    =========   ===========

AMOUNTS DESIGNATED AS "-" ARE EITHER NOT APPLICABLE OR $0.

        The accompanying notes are an integral part of the financial statements.


                              116 | 1.800.433.6884

  CALIFORNIA       NATIONAL                    CALIFORNIA                                       100% U.S.
 INTERMEDIATE    INTERMEDIATE    SHORT TERM     TAX-FREE      DIVERSIFIED   U.S. GOVERNMENT     TREASURY
TAX-FREE BOND   TAX-FREE BOND       BOND      MONEY MARKET   MONEY MARKET     MONEY MARKET    MONEY MARKET
     FUND            FUND           FUND          FUND           FUND            FUND             FUND
-------------   -------------   -----------   ------------   ------------   ---------------   ------------
  $4,823,727      $2,779,946     $2,684,651    $24,225,630   $141,241,548     $28,516,710      $23,931,364
          --              --             --             --             --              --               --
          --              --          6,215             --             --              --               --
      24,104          24,199         25,332        284,329             --              --               --
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
   4,847,831       2,804,145      2,716,198     24,509,959    141,241,548      28,516,710       23,931,364
  ----------      ----------     ----------    -----------   ------------     -----------      -----------

     599,398         341,492        218,457      2,522,819     10,095,926       2,327,606        2,608,245
     223,797         160,549        134,422        780,462      5,097,189       1,461,842        1,208,476
      64,704          10,195            462      1,202,878      2,391,193         119,675          414,426
       9,987              --             --             --             --             556               --
     179,205         102,094         81,644      1,255,732      5,027,655       1,158,725        1,300,349
      11,975           6,799          5,463         83,050        336,359          77,521           86,908
       5,952           3,402          2,710         38,424        162,402          37,315           41,361
       6,994           6,535          6,435         11,331         31,602          12,792           12,919
      62,109          10,261            483      1,203,228      2,393,397         119,754          414,647
      29,960              --             --             --             --           1,665               --
       3,523              --          4,957             --             --           1,817               --
          --              --             --        262,140      2,032,269         785,763        1,216,058
      15,514          12,405          8,169         52,783        258,797          62,795           73,293
      23,763          13,463         10,926        152,562        650,389         152,262          170,690
      11,658           6,598          5,341         73,242        313,366          75,684           81,635
      28,526          28,038         29,225         33,774         55,030          37,710           33,634
       8,264           4,677          3,808         54,064        228,518          53,799           60,514
      25,000          19,252         22,038         30,737         94,685          80,511           31,191
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
   1,310,329         725,760        534,540      7,757,226     29,168,777       6,567,792        7,754,346
  ----------      ----------     ----------    -----------   ------------     -----------      -----------

    (336,932)       (364,984)       (45,012)      (425,258)            --        (102,964)         (40,767)
    (179,038)       (128,440)      (116,995)      (624,371)    (4,079,963)     (1,169,478)        (966,784)
     (51,764)         (8,156)          (370)      (962,308)    (1,912,961)        (95,740)        (331,542)
          --              --             --             --             --              --           (4,971)
     (10,202)         (5,778)        (4,740)       (54,170)      (253,920)        (60,578)         (69,464)
      (9,745)         (5,552)        (4,440)       (68,353)      (273,641)        (63,072)         (70,690)

      (6,137)         (3,470)        (2,846)       (34,132)      (157,837)        (37,003)         (42,484)
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
    (593,818)       (516,380)      (174,403)    (2,168,592)    (6,678,322)     (1,528,835)      (1,526,702)
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
     716,511         209,380        360,137      5,588,634     22,490,455       5,038,957        6,227,644
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
   4,131,320       2,594,765      2,356,061     18,921,325    118,751,093      23,477,753       17,703,720
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
     279,808          58,060         96,249            301         16,526           2,103          (78,003)
          --              --             --             --             --              --               --
          --              --             --             --             --              --               --
          --              --             --             --             --              --               --
   1,197,542         730,258        377,216             --             --              --               --

          --              --             --             --             --              --               --
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
   1,477,350         788,318        473,465            301         16,526           2,103          (78,003)
  ----------      ----------     ----------    -----------   ------------     -----------      -----------
  $5,608,670      $3,383,083     $2,829,526    $18,921,626   $118,767,619     $23,479,856      $17,625,717
  ==========      ==========     ==========    ===========   ============     ===========      ===========

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 117

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                          BALANCED                 COGNITIVE VALUE               CORE EQUITY
                                                            FUND                        FUND                        FUND
                                                 --------------------------  --------------------------  --------------------------
                                                     2008          2007          2008          2007          2008          2007
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Investment Activities:
   Net Investment Income (Loss) ...............  $    764,711  $    891,100  $    738,708  $    693,398  $  1,720,632  $  1,378,277
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and
      Futures Contracts .......................       679,064     3,125,476    (3,749,175)   12,716,103    (9,029,289)   15,949,072
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Foreign
      Currency Contracts, Futures Contracts and
      Foreign Currency Transactions ...........    (3,588,696)    1,165,354    (8,873,442)   (2,104,665)  (11,183,562)      (44,430)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ............................    (2,144,921)    5,181,930   (11,883,909)   11,304,836   (18,492,219)   17,282,919
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ........................      (598,182)     (736,853)      (20,975)      (19,585)   (1,644,259)   (1,302,253)
      Class A Shares ..........................      (118,919)     (129,724)      (17,138)      (13,945)      (67,600)      (42,800)
      Class B Shares ..........................       (21,026)      (32,572)           --            --       (15,270)      (11,413)
      Class C Shares ..........................        (4,682)       (4,661)         (751)           --        (5,506)       (2,136)
      Class M Shares ..........................            --            --      (850,305)     (458,010)           --            --
   Capital Gains:
      Fiduciary Shares ........................    (2,573,430)   (1,063,806)     (259,284)     (444,959)   (4,186,989)           --
      Class A Shares ..........................      (571,432)     (190,239)     (421,170)     (344,392)     (280,447)           --
      Class B Shares ..........................      (161,457)      (78,320)           --            --       (85,827)           --
      Class C Shares ..........................       (32,654)       (9,985)      (15,180)         (399)      (30,784)           --
      Class M Shares ..........................            --            --   (10,921,490)  (10,512,057)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Dividends and Distributions ....    (4,081,782)   (2,246,160)  (12,506,293)  (11,793,347)   (6,316,682)   (1,358,602)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Change in Net Assets ..........................    (6,226,703)    2,935,770   (24,390,202)     (488,511)  (24,808,901)   15,924,317
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Share Transactions: (Note 10)
   Fiduciary Shares:
      Proceeds from Shares Issued .............     3,125,391     4,486,965       925,979     3,225,929    10,598,170    22,208,648
      Reinvestment of Dividends and
         Distributions ........................     3,171,612     1,800,659       280,259       464,544     4,509,153       424,618
      Cost of Shares Redeemed .................   (12,688,425)  (12,727,435)     (620,218)   (3,042,022)  (23,687,023)  (21,238,198)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Fiduciary Share Transactions ...    (6,391,422)   (6,439,811)      586,020       648,451    (8,579,700)    1,395,068
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Class A Shares:
      Proceeds from Shares Issued .............       628,284     1,080,124       389,843     3,616,681     2,310,666     6,773,570
      Reinvestment of Dividends and
         Distributions ........................       648,889       306,152       428,204       356,007       335,841        41,041
      Cost of Shares Redeemed .................    (1,696,931)   (1,529,962)   (3,139,978)     (358,661)   (6,537,798)   (1,273,155)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Class A Share Transactions .....      (419,758)     (143,686)   (2,321,931)    3,614,027    (3,891,291)    5,541,456
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Class B Shares:
      Proceeds from Shares Issued .............        10,452           116            --            --         2,993        10,085
      Reinvestment of Dividends and
         Distributions ........................       173,955       106,304            --            --        96,171        10,879
      Cost of Shares Redeemed .................      (878,769)   (1,098,499)           --            --      (432,106)     (438,083)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Class B Share Transactions .....      (694,362)     (992,079)           --            --      (332,942)     (417,119)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Class C Shares:
      Proceeds from Shares Issued .............        23,776        40,793       117,517        41,397       130,471       571,030
      Reinvestment of Dividends and
         Distributions ........................        36,872        14,449        15,513           399        32,684         1,997
      Cost of Shares Redeemed .................       (14,332)      (22,513)      (82,184)      (13,084)     (145,866)     (108,265)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Class C Share Transactions .....        46,316        32,729        50,846        28,712        17,289       464,762
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Class M Shares
      Proceeds from Shares Issued .............            --            --     8,043,830     7,224,545            --            --
      Reinvestment of Dividends and
         Distributions ........................            --            --    10,813,447    10,101,218            --            --
      Cost of Shares Redeemed .................            --            --    (7,919,756)   (5,632,339)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Class M Share Transactions .....            --            --    10,937,521    11,693,424            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net Increase (Decrease) in Net Assets
   From Share
   Transactions ...............................    (7,459,226)   (7,542,847)    9,252,456    15,984,614   (12,786,644)    6,984,167
   Redemption Fees ............................            --            --            14            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
         Total Increase (Decrease) in
            Net Assets ........................   (13,685,929)   (4,607,077)  (15,137,732)   15,496,103   (37,595,545)   22,908,484
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net Assets:
   Beginning of Period ........................    43,456,250    48,063,327   109,361,836    93,865,733   139,404,266   116,495,782
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   End of Period ..............................  $ 29,770,321  $ 43,456,250  $ 94,224,104  $109,361,836  $101,808,721  $139,404,266
                                                 ============  ============  ============  ============  ============  ============
   Undistributed Net Investment
      Income/(Accumulated Net Investment
      Loss) ...................................  $     18,669  $         (1) $    334,768  $    484,796  $     14,570  $     27,053
                                                 ============  ============  ============  ============  ============  ============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON MARCH 1, 2007.

    The accompanying notes are an integral part of the financial statements.


                               118 | 1.800.433.6884

      ENHANCED GROWTH         INTERNATIONAL OPPORTUNITIES         LARGE CAP GROWTH               LARGE CAP VALUE
            FUND                          FUND                          FUND                          FUND
---------------------------   ---------------------------   ---------------------------   ----------------------------
    2008           2007           2008           2007           2008           2007            2008           2007
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

$   (359,047)  $   (489,399)  $  7,382,380   $  4,325,005   $    784,084   $    448,206   $   4,701,750   $  4,578,764


   3,251,306      2,546,547      4,934,325     13,901,978     (2,486,169)    17,228,407     (16,990,359)    35,740,551



 (15,989,122)    28,893,468    (53,515,805)    53,746,680     (9,100,570)       329,037     (36,620,459)    (1,506,296)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

 (13,096,863)    30,950,616    (41,199,100)    71,973,663    (10,802,655)    18,005,650     (48,909,068)    38,813,019
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------


          --             --     (1,557,180)      (351,844)      (612,098)      (129,821)     (3,123,638)    (2,719,886)
          --             --       (421,767)       (85,929)       (33,690)            --      (1,583,140)    (1,680,555)
          --             --             --             --             --             --         (13,835)       (19,958)
          --             --        (47,637)       (21,374)            --             --         (50,215)       (48,662)
          --             --     (4,580,870)    (3,460,758)            --             --              --             --
          --             --     (3,365,074)    (2,072,362)            --             --     (12,374,769)            --
          --             --       (797,403)      (387,741)            --             --      (8,253,204)            --
          --             --             --             --             --             --        (123,082)            --
          --             --       (158,552)      (159,641)            --             --        (438,425)            --
          --             --    (10,071,483)   (20,526,030)            --             --              --             --
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
          --             --    (20,999,966)   (27,065,679)      (645,788)      (129,821)    (25,960,308)    (4,469,061)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
 (13,096,863)    30,950,616    (62,199,066)    44,907,984    (11,448,443)    17,875,829     (74,869,376)    34,343,958
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------


   1,882,737             --     70,889,408     42,890,832     17,815,194     25,197,333      40,553,818     71,061,501
          --             --      3,592,091      2,206,382        376,987         84,040      13,608,104      1,968,995
     (90,689)            --    (20,857,487)    (3,366,727)   (26,559,131)   (32,829,080)    (50,718,501)   (43,646,006)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
   1,792,048             --     53,624,012     41,730,487     (8,366,950)    (7,547,707)      3,443,421     29,384,490
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------


   2,645,712        173,631     20,885,813     12,271,605      2,308,116      1,566,666      37,627,328     39,993,616
          --             --      1,133,661        401,573         29,820             --       8,647,989      1,510,361
  (1,892,697)          (760)   (14,740,166)    (1,408,734)    (3,982,113)    (5,191,511)   (132,353,231)   (37,602,437)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
     753,015        172,871      7,279,308     11,264,444     (1,644,177)    (3,624,845)    (86,077,914)     3,901,540
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

          --             --             --             --         64,973             61          16,503        149,835
          --             --             --             --             --             --         113,767         15,911
          --             --             --             --     (2,241,826)    (2,596,803)       (898,633)    (1,039,084)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
          --             --             --             --     (2,176,853)    (2,596,742)       (768,363)      (873,338)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

     426,154          7,500      2,978,944      2,404,281        298,726        238,544       1,215,670      2,145,081
          --             --        183,873        153,459             --             --         470,304         45,245
     (98,511)        (2,505)      (922,133)      (398,326)      (528,783)      (615,075)     (2,633,446)      (995,878)
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

     327,643          4,995      2,240,684      2,159,414       (230,057)      (376,531)       (947,472)     1,194,448
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

   7,751,925     10,616,413     16,889,453     27,034,403             --             --              --             --
         --              --     13,109,650     20,931,447             --             --              --             --
 (10,553,601)   (24,430,782)   (29,857,174)   (14,596,015)            --             --              --             --
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
  (2,801,676)   (13,814,369)       141,929     33,369,835             --             --              --             --
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
      71,030    (13,636,503)    63,285,933     88,524,180    (12,418,037)   (14,145,825)    (84,350,328)    33,607,140
          --             --          1,837          3,092             --             --              --             --
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

 (13,025,833)    17,314,113      1,088,704    133,435,256    (23,866,480)     3,730,004    (159,219,704)    67,951,098
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------

 138,046,785    120,732,672    351,674,092    218,238,836    131,815,567    128,085,563     379,445,235    311,494,137
------------   ------------   ------------   ------------   ------------   ------------   -------------   ------------
$125,020,952   $138,046,785   $352,762,796   $351,674,092   $107,949,087   $131,815,567   $ 220,225,531   $379,445,235
============   ============   ============   ============   ============   ============   =============   ============


$   (171,067)  $   (221,702)  $  3,572,442   $  2,063,230   $    463,255   $    324,959   $      41,924   $    111,747
============   ============   ============   ============   ============   ============   =============   ============

   SMALL CAP ADVANTAGE
           FUND
-------------------------
    2008        2007(1)
-----------   -----------

$   147,816   $    60,448


 (3,857,397)      237,463



    267,146    (2,300,377)
-----------   -----------

 (3,442,435)   (2,002,466)
-----------   -----------


   (185,401)           --
       (716)           --
         --            --
       (109)           --
         --            --

   (184,805)           --
     (1,350)           --
         --            --
       (900)           --
         --            --
-----------   -----------
   (373,281)           --
-----------   -----------
 (3,815,716)   (2,002,466)
-----------   -----------


  9,631,997    30,700,256
    257,162            --

 (6,704,321)   (1,148,365)
-----------   -----------
  3,184,838    29,551,891
-----------   -----------

    131,054       126,181
      1,958            --
    (57,363)          (40)
-----------   -----------
     75,649       126,141
-----------   -----------

         --            --

         --            --
         --            --
-----------   -----------
         --            --
-----------   -----------


     28,800       144,590
      1,009            --
     (8,263)         (124)
-----------   -----------
     21,546       144,466
-----------   -----------

         --            --
         --            --
         --            --
-----------   -----------
         --            --
-----------   -----------


  3,282,033    29,822,498
         --            --
-----------   -----------

   (533,683)   27,820,032
-----------   -----------

 27,820,032            --
-----------   -----------
$27,286,349   $27,820,032
===========   ===========


$    33,539   $    71,974
===========   ===========

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 119

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31


                                             SMALL CAP VALUE FUND               VALUE MOMENTUM           CAPITAL GROWTH ALLOCATION
                                                     FUND                            FUND                          FUND
                                         ----------------------------   -----------------------------   --------------------------
                                              2008           2007            2008            2007           2008         2007(1)
                                         -------------   ------------   -------------   -------------   ------------   -----------
Investment Activities:
   Net Investment Income .............   $   1,905,144   $  2,960,358   $   5,676,900   $   6,910,289   $    528,232   $   511,053
   Net Realized Gain (Loss) on
      Investments, Affiliated Funds,
      Written Option Contracts and
      Capital Gains Distributions
      Received .......................      13,017,843     26,206,899      33,458,207      73,244,417      3,649,867     2,748,204
   Change in Unrealized Appreciation
      (Depreciation) on Investments
      and Investments in Affiliated
      Funds ..........................     (49,229,695)   (10,683,976)    (94,650,635)     (4,595,900)   (12,786,389)    4,299,886
                                         -------------   ------------   -------------   -------------   ------------   -----------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ......        (34,306,708)    18,483,281     (55,515,528)     75,558,806     (8,608,290)    7,559,143
                                         -------------   ------------   -------------   -------------   ------------   -----------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares ...............      (1,806,530)    (1,975,293)     (5,345,956)     (6,450,497)        (8,196)       (5,289)
      Class A Shares .................        (455,683)      (488,425)       (323,024)       (378,635)      (614,395)     (655,164)
      Class B Shares .................         (43,898)       (29,840)        (32,482)        (51,816)            --            --
      Class C Shares .................         (41,866)       (72,266)        (11,872)        (13,646)      (208,112)     (261,181)
   Capital Gains:
      Fiduciary Shares ...............     (24,571,923)   (22,033,563)    (65,186,187)    (43,691,569)       (22,616)       (3,207)
      Class A Shares .................      (8,292,679)    (7,487,917)     (4,803,116)     (3,126,355)    (1,781,653)     (531,052)
      Class B Shares .................      (1,784,059)    (1,616,487)       (993,096)       (724,810)            --            --
      Class C Shares .................      (2,839,204)    (2,582,079)       (315,409)       (172,460)    (1,072,021)     (284,659)
                                         -------------   ------------   -------------   -------------   ------------   -----------
         Total Dividends and
            Distributions ............     (39,835,842)   (36,285,870)    (77,011,142)    (54,609,788)    (3,706,993)   (1,740,552)
                                         -------------   ------------   -------------   -------------   ------------   -----------
Change in Net Assets .................     (74,142,550)   (17,802,589)   (132,526,670)     20,949,018    (12,315,283)    5,818,591
                                         -------------   ------------   -------------   -------------   ------------   -----------
Share Transactions: (Note 10)
   Fiduciary Shares:
      Proceeds from Shares Issued ....      18,300,982     75,693,443      43,505,612      59,373,392         20,100       771,645
      Reinvestment of Dividends and
         Distributions ...............      23,749,545     21,292,202      67,114,220      46,663,852         30,812         8,496
      Cost of Shares Redeemed ........     (90,830,837)   (70,158,547)   (106,727,515)   (113,573,375)      (568,773)           --
                                         -------------   ------------   -------------   -------------   ------------   -----------
         Total Fiduciary Share
            Transactions .............     (48,780,310)    26,827,098       3,892,317      (7,536,131)      (517,861)      780,141
                                         -------------   ------------   -------------   -------------   ------------   -----------
   Class A Shares:
      Proceeds from Shares Issued ....      12,389,502     19,350,832       3,402,181       5,108,799      6,918,094    22,758,863
      Reinvestment of Dividends and
         Distributions ...............       6,601,959      6,346,020       4,682,254       3,160,127      2,234,777     1,049,998
      Cost of Shares Redeemed ........     (26,394,709)   (27,236,688)     (6,084,641)     (7,922,856)   (11,360,565)   (9,477,036)
                                         -------------   ------------   -------------   -------------   ------------   -----------
         Total Class A Share
            Transactions .............      (7,403,248)    (1,539,836)      1,999,794         346,070     (2,207,694)   14,331,825
                                         -------------   ------------   -------------   -------------   ------------   -----------
   Class B Shares:
      Proceeds from Shares Issued ....          39,303         87,418         134,295         234,202             --            --
      Reinvestment of Dividends and
         Distributions ...............       1,707,925      1,526,263       1,014,863         754,575             --            --
      Cost of Shares Redeemed ........      (3,716,305)    (3,047,002)     (2,349,229)     (1,977,634)            --            --
                                         -------------   ------------   -------------   -------------   ------------   -----------
         Total Class B Share
            Transactions .............      (1,969,077)    (1,433,321)     (1,200,071)       (988,857)            --            --
                                         -------------   ------------   -------------   -------------   ------------   -----------
   Class C Shares:
      Proceeds from Shares Issued ....       1,525,936      5,833,477         278,294         680,160      6,580,925    14,515,519
      Reinvestment of Dividends and
         Distributions ...............       2,700,131      2,486,524         304,006         163,538      1,121,083       516,722
      Cost of Shares Redeemed ........     (10,764,595)    (5,558,125)       (556,473)       (284,172)   (11,554,719)   (3,593,989)
                                         -------------   ------------   -------------   -------------   ------------   -----------
         Total Class C Share
            Transactions .............      (6,538,528)     2,761,876          25,827         559,526     (3,852,711)   11,438,252
                                         -------------   ------------   -------------   -------------   ------------   -----------
Net Increase (Decrease) in Net Assets
   From
   Share Transactions ................     (64,691,163)    26,615,817       4,717,867      (7,619,392)    (6,578,266)   26,550,218
                                         -------------   ------------   -------------   -------------   ------------   -----------
   Redemption Fees ...................           2,686          8,757              --              --             --           107
                                         -------------   ------------   -------------   -------------   ------------   -----------
         Total Increase (Decrease)
            in Net Assets ............    (138,831,027)     8,821,985    (127,808,803)     13,329,626    (18,893,549)   32,368,916
                                         -------------   ------------   -------------   -------------   ------------   -----------
Net Assets:
   Beginning of Period ...............     269,571,972    260,749,987     486,369,207     473,039,581     79,986,680    47,617,764
                                         -------------   ------------   -------------   -------------   ------------   -----------
   End of Period .....................   $ 130,740,945   $269,571,972   $ 358,560,404   $ 486,369,207   $ 61,093,131   $79,986,680
                                         =============   ============   =============   =============   ============   ===========
   Undistributed Net Investment
      Income/(Accumulated Net
      Investment Loss) ...............   $     748,263   $  1,192,308   $      26,365   $      35,830   $      8,482   $        --
                                         =============   ============   =============   =============   ============   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  COMMENCED OPERATIONS ON MARCH 1, 2007.

(2)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

        The accompanying notes are an integral part of the financial statements.


                              120 | 1.800.433.6884

  DIVERSIFIED EQUITY        GROWTH & INCOME
      ALLOCATION              ALLOCATION         INCOME PLUS ALLOCATION            BOND             CALIFORNIA INTERMEDIATE
         FUND                    FUND                     FUND                     FUND                TAX-FREE BOND FUND
---------------------- ------------------------ ----------------------- -------------------------- ------------------------
    2008      2007(2)      2008       2007(1)       2008      2007(1)       2008          2007         2008         2007
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------
$    18,963 $    1,102 $    911,436 $   899,183 $   243,060 $   177,778 $ 18,836,507 $  19,218,728 $  4,131,320 $  4,616,722




    (34,401)    47,927    2,524,170   1,848,701     307,433     138,927    4,181,324     2,400,503      279,808      193,012



   (935,047)    30,459   (8,498,487)  3,286,386    (740,894)    250,353   (1,893,845)     (446,132)   1,197,542     (669,331)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

   (950,485)    79,488   (5,062,881)  6,034,270    (190,401)    567,058   21,123,986    21,173,099    5,608,670    4,140,403
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------



       (340)    (1,204)        (744)         (9)     (3,934)     (1,279) (17,088,169)  (17,190,872)  (3,207,495)  (3,448,761)
    (34,104)   (11,231)    (843,906)   (891,157)   (164,145)   (123,948)  (1,461,916)   (1,554,722)    (869,405)  (1,103,139)
         --         --           --          --          --          --     (188,596)     (246,229)    (105,912)    (139,122)
    (18,550)    (1,458)    (278,630)   (262,841)    (95,714)    (60,518)      (5,151)       (4,291)     (14,100)     (12,199)

       (228)        --          (14)         (6)     (2,102)         (6)          --            --     (118,082)    (343,148)
    (23,837)        --   (1,217,369)   (481,039)   (127,920)    (63,753)          --            --      (32,723)    (119,479)
         --         --           --          --          --          --           --            --       (5,564)     (19,073)
    (17,206)        --     (643,870)   (189,246)    (92,553)    (37,981)          --            --         (299)      (1,533)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

    (94,265)   (13,893)  (2,984,533) (1,824,298)   (486,368)   (287,485) (18,743,832)  (18,996,114)  (4,353,580)  (5,186,454)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------
 (1,044,750)    65,595   (8,047,414)  4,209,972    (676,769)    279,573    2,380,154     2,176,985    1,255,090   (1,046,051)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------


     16,214    184,030      101,700     100,500     141,000     103,525   58,947,024    58,092,338   13,476,448    7,433,010

        568      1,204          674          15       1,508          18    8,677,162     8,148,555      365,583      556,784
   (187,956)    (3,522)        (507)   (103,043)   (135,192)         --  (78,090,102) (111,609,697) (14,461,070) (12,613,635)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

   (171,174)   181,712      101,867      (2,528)      7,316     103,543  (10,465,916)  (45,368,804)    (619,039)  (4,623,841)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

  2,149,349  5,173,724    8,006,833  19,192,005   2,742,115   2,545,245    5,275,215     1,444,632    7,610,505      980,454

     38,049      3,292    1,891,738   1,237,034     221,157     131,331    1,154,337     1,166,267      601,011      836,755
 (3,870,656)  (380,893) (14,471,894) (7,316,804) (2,769,636) (1,046,116)  (6,460,829)   (7,221,848)  (7,546,668) (11,577,770)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

 (1,683,258) 4,796,123   (4,573,323) 13,112,235     193,636   1,630,460      (31,277)   (4,610,949)     664,848   (9,760,561)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

         --         --           --          --          --          --       70,794        32,340          104          158

         --         --           --          --          --          --      155,662       206,210       81,252      114,535
         --         --           --          --          --          --   (1,576,015)   (1,620,997)  (1,205,874)  (1,091,282)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

         --         --           --          --          --          --   (1,349,559)   (1,382,447)  (1,124,518)    (976,589)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

  1,388,056  2,086,006    4,142,076  12,347,673   4,383,322   1,976,238      168,123        20,000    1,061,398       75,000

     34,582      1,449      884,609     419,281     117,061      68,298        2,146         1,747       11,876       12,274
   (563,253)   (91,293)  (5,054,288) (2,750,720) (4,843,928)   (458,248)     (76,863)      (10,131)     (41,923)    (365,800)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

    859,385  1,996,162      (27,603) 10,016,234    (343,545)  1,586,288       93,406        11,616    1,031,351     (278,526)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

   (995,047) 6,973,997   (4,499,059) 23,125,941    (142,593)  3,320,291  (11,753,346)  (51,350,584)     (47,358) (15,639,517)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------
         --         --           --          40          --          --           --            --           --           --
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

 (2,039,797) 7,039,592  (12,546,473) 27,335,953    (819,362)  3,599,864   (9,373,192)  (49,173,599)   1,207,732  (16,685,568)
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------

  7,039,592         --   70,514,378  43,178,425   9,337,019   5,737,155  389,357,473   438,531,072  121,937,168  138,622,736
----------- ---------- ------------ ----------- ----------- ----------- ------------ ------------- ------------ ------------
$ 4,999,795 $7,039,592 $ 57,967,905 $70,514,378 $ 8,517,657 $ 9,337,019 $379,984,281 $ 389,357,473 $123,144,900 $121,937,168
=========== ========== ============ =========== =========== =========== ============ ============= ============ ============


$        -- $       -- $     53,193 $    44,162 $    13,715 $    15,365 $    619,115 $     680,041 $     20,126 $     86,333
=========== ========== ============ =========== =========== =========== ============ ============= ============ ============

    The accompanying notes are an integral part of the financial statements.


                          WWW.HIGHMARKFUNDS.COM | 121

(HIGHMARK(R) FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                  NATIONAL INTERMEDIATE         SHORT TERM BOND          CALIFORNIA TAX-FREE MONEY
                                                    TAX-FREE BOND FUND                 FUND                     MARKET FUND
                                                -------------------------  -------------------------  ------------------------------
                                                    2008          2007         2008          2007          2008            2007
                                                ------------  -----------  ------------  -----------  --------------  --------------
Investment Activities:
   Net Investment Income .....................  $  2,594,765  $ 2,953,262  $  2,356,061  $ 1,942,804  $   18,921,325  $  16,649,889
   Net Realized Gain (Loss) on Investments ...        58,060       49,891        96,249      (46,717)            301          1,420
   Change in Unrealized Appreciation
      (Depreciation) on Investments ..........       730,258     (246,371)      377,216      258,323              --             --
                                                ------------  -----------  ------------  -----------  --------------  -------------
Net Increase in Net Assets Resulting From
   Operations ................................     3,383,083    2,756,782     2,829,526    2,154,410      18,921,626     16,651,309
                                                ------------  -----------  ------------  -----------  --------------  -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .......................    (2,478,587)  (2,888,523)   (2,347,590)  (1,845,921)     (7,638,900)    (6,840,521)
      Class A Shares .........................      (154,416)    (118,791)       (7,650)     (34,016)    (10,291,296)    (8,533,543)
      Class B Shares .........................            --           --            --           --              --             --
      Class C Shares .........................            --         (613)      (21,396)     (72,418)             --             --
      Class S Shares .........................            --           --            --           --        (991,129)    (1,277,172)
   Capital Gains:
      Fiduciary Shares .......................       (33,463)    (261,177)           --           --              --             --
      Class A Shares .........................        (1,778)     (11,518)           --           --              --             --
      Class C Shares .........................            --          (90)           --           --              --             --
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Dividends and Distributions ...    (2,668,244)  (3,280,712)   (2,376,636)  (1,952,355)    (18,921,325)   (16,651,236)
                                                ------------  -----------  ------------  -----------  --------------  -------------
Change in Net Assets .........................       714,839     (523,930)      452,890      202,055             301             73
                                                ------------  -----------  ------------  -----------  --------------  -------------
Share Transactions: (Note 10)
   Fiduciary Shares:
      Proceeds from Shares Issued ............     6,206,552    2,587,977    18,879,573   24,507,542     846,130,227    641,908,098
      Reinvestment of Dividends and
         Distributions .......................        63,924      266,143     1,348,615    1,084,986           1,861          1,014
      Cost of Shares Redeemed ................   (11,988,595)  (9,864,583)  (22,345,654)  (7,634,390)   (612,450,912)  (592,038,647)
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Fiduciary Share Transactions ..    (5,718,119)  (7,010,463)   (2,117,466)  17,958,138     233,681,176     49,870,465
                                                ------------  -----------  ------------  -----------  --------------  -------------
   Class A Shares:
      Proceeds from Shares Issued ............     5,741,524      880,911       176,868    1,991,862   1,282,339,617    483,967,866
      Reinvestment of Dividends and
         Distributions .......................       138,326      112,660         5,061       25,441      10,287,649      8,529,305
      Cost of Shares Redeemed ................    (1,938,779)    (727,836)      (63,907)  (2,981,375)   (947,695,908)  (441,219,556)
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Class A Share Transactions ....     3,941,071      265,735       118,022     (964,072)    344,931,358     51,277,615
                                                ------------  -----------  ------------  -----------  --------------  -------------
   Class B Shares:
      Proceeds from Shares Issued ............            --           --            --           --              --             --
      Reinvestment of Dividends and
         Distributions .......................            --           --            --           --              --             --
      Cost of Shares Redeemed ................            --           --            --           --              --             --
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Class B Share Transactions ....            --           --            --           --              --             --
                                                ------------  -----------  ------------  -----------  --------------  -------------
   Class C Shares:
      Proceeds from Shares Issued ............            --           --       167,994       75,249              --             --
      Reinvestment of Dividends and
         Distributions .......................            --          702         4,249        3,267              --             --
      Cost of Shares Redeemed ................        (8,603)     (19,750)   (1,433,752)    (994,935)             --             --
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Class C Share Transactions ....        (8,603)     (19,048)   (1,261,509)    (916,419)             --             --
                                                ------------  -----------  ------------  -----------  --------------  -------------
   Class S Shares
      Proceeds from Shares Issued ............            --           --            --           --     214,722,740    216,148,100
      Reinvestment of Dividends and
         Distributions .......................            --           --            --           --         991,129      1,277,181
      Cost of Shares Redeemed ................            --           --            --           --    (237,466,586)  (201,457,024)
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Class S Share Transactions ....            --           --            --           --     (21,752,717)    15,968,257
                                                ------------  -----------  ------------  -----------  --------------  -------------
Net Increase (Decrease) in Net Assets From
   Share Transactions ........................    (1,785,651)  (6,763,776)   (3,260,953)  16,077,647     556,859,817    117,116,337
                                                ------------  -----------  ------------  -----------  --------------  -------------
         Total Increase (Decrease) in Net
            Assets ...........................    (1,070,812)  (7,287,706)   (2,808,063)  16,279,702     556,860,118    117,116,410
                                                ------------  -----------  ------------  -----------  --------------  -------------
Net Assets:
   Beginning of Year .........................    71,061,034   78,348,740    56,398,980   40,119,278     613,022,493    495,906,083
                                                ------------  -----------  ------------  -----------  --------------  -------------
   End of Year ...............................  $ 69,990,222  $71,061,034  $ 53,590,917  $56,398,980  $1,169,882,611  $ 613,022,493
                                                ============  ===========  ============  ===========  ==============  =============
   Undistributed Net Investment Income/
      (Accumulated Net Investment Loss) ......  $     19,116  $    57,340  $     15,005  $    45,084  $          314  $          --
                                                ============  ===========  ============  ===========  ==============  =============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

    The accompanying notes are an integral part of the financial statements.


                              122 | 1.800.433.6884

     DIVERSIFIED MONEY MARKET             U.S. GOVERNMENT MONEY              100% U.S. TREASURY MONEY
               FUND                            MARKET FUND                         MARKET FUND
---------------------------------   ---------------------------------   ---------------------------------
      2008              2007              2008               2007             2008              2007
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$   118,751,093   $   136,702,094   $    23,477,753   $    26,998,416   $    17,703,720   $    31,862,276
         16,526           131,400             2,103                --           (78,003)            9,280

             --                --                --                --                --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    118,767,619       136,833,494        23,479,856        26,998,416        17,625,717        31,871,556
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


    (74,488,020)      (83,000,325)      (18,327,352)      (20,509,895)      (10,472,476)      (16,054,030)
    (32,172,790)      (35,767,770)       (1,397,750)       (1,430,525)       (3,317,330)       (5,596,812)
             --                --            (5,990)          (22,899)               --                --
             --                --            (4,205)       (5,031,848)               --                --
    (12,090,283)      (17,933,999)       (3,742,456)           (3,249)       (3,913,914)      (10,211,434)

             --                --                --                --                --                --
             --                --                --                --                --                --
             --                --                --                --                --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   (118,751,093)     (136,702,094)      (23,477,753)      (26,998,416)      (17,703,720)      (31,862,276)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
         16,526           131,400             2,103                --           (78,003)            9,280
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


  4,327,811,865     4,525,094,725     4,204,228,557     3,562,106,051     2,153,237,219     2,256,237,927

     15,723,323        19,336,001           278,761           378,569           476,152           788,652
 (3,914,585,355)   (4,703,462,103)   (4,085,080,590)   (3,612,255,185)   (2,022,392,025)   (2,314,728,890)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    428,949,833      (159,031,377)      119,426,728       (49,770,565)      131,321,346       (57,702,311)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    921,690,597       894,427,558       218,625,558       127,289,013       420,820,826       428,419,395

     32,024,956        35,490,871         1,397,049         1,430,284         3,317,198         5,596,808
   (765,088,384)     (861,893,926)     (173,347,595)     (127,913,020)     (450,945,975)     (459,648,183)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    188,627,169        68,024,503        46,675,012           806,277       (26,807,951)      (25,631,980)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

             --                --            47,375            42,387                --                --

             --                --             5,485            21,843                --                --
             --                --          (358,009)         (411,983)               --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
             --                --          (305,149)         (347,753)               --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

             --                --           489,763           122,686                --                --

             --                --             4,154             3,121                --                --
             --                --          (271,635)         (157,751)               --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
             --                --           222,282           (31,944)               --                --
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    966,908,639     1,087,759,012       902,215,809       731,413,982     1,138,854,924     1,169,539,862

     12,090,280        17,934,002         3,742,080         5,031,848         3,913,913        10,211,437
 (1,017,415,877)   (1,197,713,805)     (873,538,994)     (700,791,388)   (1,203,145,682)   (1,182,673,909)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    (38,416,958)      (92,020,791)       32,418,895        35,654,442       (60,376,845)       (2,922,610)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    579,160,044      (183,027,665)      198,437,768       (13,689,543)       44,136,550       (86,256,901)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    579,176,570      (182,896,265)      198,439,871       (13,689,543)       44,058,547       (86,247,621)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

  2,929,937,493     3,112,833,758       619,503,907       633,193,450       714,995,918       801,243,539
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$ 3,509,114,063   $ 2,929,937,493   $   817,943,778   $   619,503,907   $   759,054,465   $   714,995,918
===============   ===============   ===============   ===============   ===============   ===============

$            --   $            (1)  $            --   $            --   $            --   $            --
===============   ===============   ===============   ===============   ===============   ===============

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 123

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)



                             INVESTMENT ACTIVITIES                     DIVIDENDS AND
                NET     ------------------------------                 DISTRIBUTIONS
               ASSET                     NET REALIZED               -------------------      TOTAL
               VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
             BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
             OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
             ---------  --------------  --------------  ----------  ----------  -------  -------------  ----------
BALANCED FUND
   FIDUCIARY SHARES
   2008        $14.95      $ 0.292         $(1.141)      $(0.849)    $(0.285)   $(1.236)    $(1.521)        $--
   2007         14.06        0.296           1.300         1.596      (0.301)    (0.405)     (0.706)         --
   2006         13.81        0.257           0.258         0.515      (0.265)        --      (0.265)         --
   2005         12.90        0.267           0.922         1.189      (0.279)        --      (0.279)         --
   2004         12.10        0.171           0.796         0.967      (0.167)        --      (0.167)         --
   CLASS A SHARES
   2008        $14.92      $ 0.256         $(1.130)      $(0.874)    $(0.250)   $(1.236)    $(1.486)        $--
   2007         14.04        0.260           1.291         1.551      (0.266)    (0.405)     (0.671)         --
   2006         13.79        0.224           0.258         0.482      (0.232)        --      (0.232)         --
   2005         12.88        0.228           0.929         1.157      (0.247)        --      (0.247)         --
   2004         12.09        0.138           0.787         0.925      (0.135)        --      (0.135)         --
   CLASS B SHARES
   2008        $14.87      $ 0.175         $(1.123)      $(0.948)    $(0.166)   $(1.236)    $(1.402)        $--
   2007         14.00        0.170           1.282         1.452      (0.177)    (0.405)     (0.582)         --
   2006         13.75        0.138           0.259         0.397      (0.147)        --      (0.147)         --
   2005         12.85        0.142           0.920         1.062      (0.162)        --      (0.162)         --
   2004         12.06        0.054           0.791         0.845      (0.055)        --      (0.055)         --
   CLASS C SHARES
   2008        $14.85      $ 0.171         $(1.128)      $(0.957)    $(0.167)   $(1.236)    $(1.403)        $--
   2007         13.98        0.171           1.284         1.455      (0.180)    (0.405)     (0.585)         --
   2006         13.73        0.138           0.261         0.399      (0.149)        --      (0.149)         --
   2005         12.84        0.142           0.910         1.052      (0.162)        --      (0.162)         --
   2004         12.06        0.053           0.789         0.842      (0.062)        --      (0.062)         --
COGNITIVE VALUE FUND
   FIDUCIARY SHARES
   2008        $13.03      $ 0.082         $(1.405)      $(1.323)    $(0.097)   $(1.380)    $(1.477)        $--
   2007         13.03        0.078           1.475         1.553      (0.059)    (1.494)     (1.553)         --
   2006(1)      13.38        0.011          (0.361)       (0.350)         --         --          --          --
   CLASS A SHARES
   2008        $12.97      $ 0.041         $(1.390)      $(1.349)    $(0.051)   $(1.380)    $(1.431)        $--
   2007         13.02        0.037           1.461         1.498      (0.054)    (1.494)     (1.548)         --
   2006(2)      13.53        0.029          (0.539)       (0.510)         --         --          --          --
   CLASS C SHARES
   2008        $12.89      $(0.029)        $(1.380)      $(1.409)    $(0.061)   $(1.380)    $(1.441)        $--
   2007         12.98       (0.043)          1.447         1.404          --     (1.494)     (1.494)         --
   2006(2)      13.53       (0.013)         (0.537)       (0.550)         --         --          --          --
   CLASS M SHARES
   2008        $13.02      $ 0.084         $(1.407)      $(1.323)    $(0.097)   $(1.380)    $(1.477)        $--
   2007         13.02        0.088           1.465         1.553      (0.059)    (1.494)     (1.553)         --
   2006(3)      13.59        0.056           1.155         1.211      (0.033)    (1.748)     (1.781)         --
   2005(4)      12.79         0.03            2.08          2.11       (0.03)     (1.28)      (1.31)         --
   2004(4)      10.56         0.01            2.22          2.23          --         --          --          --
   2003(4)       8.43        (0.01)           2.16          2.15       (0.01)     (0.01)      (0.02)         --

                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                  NET                    NET ASSETS        NET
               ASSET               ASSETS,      RATIO       EXCLUDING      INVESTMENT
               VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             OF PERIOD  RETURN**    (000)     NET ASSETS   OF EXPENSES     NET ASSETS      RATE
             ---------  --------  ---------  -----------  -------------  -------------  ---------
BALANCED FUND
   FIDUCIARY SHARES
   2008       $12.58     (6.52)%   $ 22,274     0.96%         1.23%           2.09%         28%
   2007        14.95     11.47       33,427     0.94          1.12            1.99          23
   2006        14.06      3.77       37,571     0.92          1.10            1.85          16
   2005        13.81      9.32       59,278     0.95          1.19            2.00          57
   2004        12.90      8.01      118,555     0.94          1.12            1.32          97
   CLASS A SHARES
   2008       $12.56     (6.69)%   $  5,829     1.21%         1.48%           1.84%         28%
   2007        14.92     11.14        7,359     1.19          1.37            1.75          23
   2006        14.04      3.52        7,065     1.17          1.34            1.61          16
   2005        13.79      9.07        7,408     1.21          1.45            1.71          57
   2004        12.88      7.66        7,172     1.19          1.37            1.07          97
   CLASS B SHARES
   2008       $12.52     (7.21)%   $  1,295     1.80%         1.97%           1.25%         28%
   2007        14.87     10.44        2,277     1.79          1.87            1.15          23
   2006        14.00      2.90        3,089     1.79          1.85            0.99          16
   2005        13.75      8.31        3,759     1.86          1.95            1.07          57
   2004        12.85      7.02        4,364     1.84          1.87            0.42          97
   CLASS C SHARES
   2008       $12.49     (7.29)%   $    373     1.81%         1.98%           1.24%         28%
   2007        14.85     10.48          393     1.79          1.87            1.15          23
   2006        13.98      2.92          338     1.79          1.85            0.99          16
   2005        13.73      8.24          334     1.86          1.95            1.07          57
   2004        12.84      6.99          327     1.84          1.87            0.42          97
COGNITIVE VALUE FUND
   FIDUCIARY SHARES
   2008       $10.23    (10.97)%   $  2,294     1.01%         1.28%           0.75%        109%
   2007        13.03     11.97        2,270     0.94          1.23            0.58         103
   2006(1)     13.03     (2.62)       1,728     0.39*         0.39*           1.08*         76
   CLASS A SHARES
   2008       $10.19    (11.22)%   $    509     1.41%         1.53%           0.35%        109%
   2007        12.97     11.52        3,766     1.34          1.48            0.28         103
   2006(2)     13.02     (3.77)         483     0.94*         0.94*           0.67*         76
   CLASS C SHARES
   2008       $10.04    (11.81)%   $     50     2.02%         2.05%          (0.27)%       109%
   2007        12.89     10.79           31     1.97          2.01           (0.32)        103
   2006(2)     12.98     (4.07)           3     1.86*         1.86*          (0.29)*        76
   CLASS M SHARES
   2008       $10.22    (10.98)%   $ 91,371     1.01%         1.03%           0.75%        109%
   2007        13.02     11.98      103,295     0.94          0.97            0.65         103
   2006(3)     13.02     10.13       91,652     1.00*         1.02*           0.51*         76
   2005(4)     13.59     17.14       86,500     1.09          1.09            0.25          59
   2004(4)     12.79     21.12       73,300     1.14          1.14            0.06          76
   2003(4)     10.56     25.55       77,100     1.17          1.17           (0.07)         65

    The accompanying notes are an integral part of the financial statements.


                              124 | 1.800.433.6884



                             INVESTMENT ACTIVITIES                     DIVIDENDS AND
                NET     ------------------------------                 DISTRIBUTIONS
               ASSET                     NET REALIZED               -------------------      TOTAL
               VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
             BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
             OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
             ---------  --------------  --------------  ----------  ----------  -------  -------------  ----------
CORE EQUITY FUND
   FIDUCIARY SHARES
   2008        $ 9.96      $ 0.132         $(1.502)      $(1.370)    $(0.133)   $(0.337)    $(0.470)        $--
   2007          8.78        0.104           1.178         1.282      (0.102)        --      (0.102)         --
   2006          8.10        0.088           0.680         0.768      (0.088)        --      (0.088)         --
   2005          7.36        0.101           0.738         0.839      (0.099)        --      (0.099)         --
   2004          6.73        0.029           0.630         0.659      (0.029)        --      (0.029)         --
   CLASS A SHARES
   2008        $ 9.93      $ 0.108         $(1.495)      $(1.387)    $(0.106)   $(0.337)    $(0.443)        $--
   2007          8.76        0.072           1.175         1.247      (0.077)        --      (0.077)         --
   2006          8.09        0.066           0.672         0.738      (0.068)        --      (0.068)         --
   2005          7.34        0.076           0.751         0.827      (0.077)        --      (0.077)         --
   2004          6.72        0.010           0.626         0.636      (0.016)        --      (0.016)         --
   CLASS B SHARES
   2008        $ 9.74      $ 0.050         $(1.473)      $(1.423)    $(0.060)   $(0.337)    $(0.397)        $--
   2007          8.61        0.018           1.152         1.170      (0.040)        --      (0.040)         --
   2006          7.95        0.014           0.671         0.685      (0.025)        --      (0.025)         --
   2005          7.23        0.032           0.732         0.764      (0.044)        --      (0.044)         --
   2004          6.66       (0.037)          0.609         0.572      (0.002)        --      (0.002)         --
   CLASS C SHARES
   2008        $ 9.74      $ 0.052         $(1.472)      $(1.420)    $(0.063)   $(0.337)    $(0.400)        $--
   2007          8.61        0.013           1.155         1.168      (0.038)        --      (0.038)         --
   2006          7.96        0.014           0.661         0.675      (0.025)        --      (0.025)         --
   2005          7.24        0.030           0.735         0.765      (0.045)        --      (0.045)         --
   2004 (5)      7.16       (0.030)          0.112         0.082      (0.002)        --      (0.002)         --
ENHANCED GROWTH FUND
   FIDUCIARY SHARES
   2008 (6)    $ 9.29      $(0.022)        $(0.008)      $(0.030)    $    --    $    --     $    --         $--
   CLASS A SHARES
   2008        $10.17      $(0.065)        $(0.935)      $(1.000)    $    --    $    --     $    --         $--
   2007          8.05       (0.075)          2.195         2.120          --         --          --          --
   2006 (2)      9.29       (0.029)         (1.211)       (1.240)         --         --          --          --
   CLASS C SHARES
   2008        $10.12      $(0.123)        $(0.927)      $(1.050)    $    --    $    --     $    --         $--
   2007          8.06       (0.133)          2.193         2.060          --         --          --          --
   2006 (2)      9.29       (0.025)         (1.205)       (1.230)         --         --          --          --
   CLASS M SHARES
   2008        $10.24      $(0.026)        $(0.944)      $(0.970)    $    --    $    --     $    --         $--
   2007          8.07       (0.035)          2.205         2.170          --         --          --          --
   2006 (3)      8.78       (0.034)         (0.676)       (0.710)         --         --          --          --
   2005 (4)      7.89         0.03            0.94          0.97       (0.08)        --       (0.08)         --
   2004 (4)      7.33        (0.07)           0.63          0.56          --         --          --          --
   2003 (4)      4.80        (0.06)           2.59          2.53          --         --          --          --

                                                               RATIO
                                                            OF EXPENSES
                                                             TO AVERAGE      RATIO OF
                NET                  NET                     NET ASSETS        NET
               ASSET               ASSETS,       RATIO       EXCLUDING      INVESTMENT
               VALUE,                END      OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL   OF PERIOD    TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             OF PERIOD  RETURN**    (000)      NET ASSETS   OF EXPENSES     NET ASSETS      RATE
             ---------  --------  ---------   -----------  -------------  -------------  ---------
CORE EQUITY FUND
   FIDUCIARY SHARES
   2008        $ 8.12   (14.35)%  $ 95,872       0.90%         1.11%          1.46%          56%
   2007          9.96    14.61     127,266       0.91          1.08           1.05           79
   2006          8.78     9.53     110,720       0.91          1.07           1.04           72
   2005          8.10    11.47     106,413       0.93          1.18           1.31          101
   2004          7.36     9.80     113,334       0.92          1.10           0.38          119
   CLASS A SHARES
   2008        $ 8.10   (14.45)%  $  3,400       1.19%         1.37%          1.17%          56%
   2007          9.93    14.24       8,664       1.18          1.34           0.72           79
   2006          8.76     9.15       2,749       1.17          1.34           0.79           72
   2005          8.09    11.32       3,031       1.18          1.43           1.00          101
   2004          7.34     9.47       3,657       1.17          1.35           0.13          119
   CLASS B SHARES
   2008        $ 7.92   (15.08)%  $  1,873       1.79%         1.86%          0.57%          56%
   2007          9.74    13.57       2,663       1.78          1.83           0.19           79
   2006          8.61     8.63       2,717       1.79          1.84           0.17           72
   2005          7.95    10.60       3,044       1.83          1.93           0.42          101
   2004          7.23     8.60       3,249       1.82          1.85          (0.52)         119
   CLASS C SHARES
   2008        $ 7.92   (15.05)%  $    664       1.77%         1.84%          0.59%          56%
   2007          9.74    13.59         811       1.78          1.83           0.13           79
   2006          8.61     8.50         310       1.79          1.84           0.17           72
   2005          7.96    10.59         280       1.83          1.93           0.40          101
   2004 (5)      7.24     1.14         277       1.83*         1.88*         (0.60)*        119
ENHANCED GROWTH FUND
   FIDUCIARY SHARES
   2008 (6)    $ 9.26    (9.57)%  $  1,655       0.99%         1.26%         (0.27)%         21%
   CLASS A SHARES
   2008        $ 9.17    (9.83)%  $    654       1.38%         1.51%         (0.66)%         21%
   2007         10.17    26.34         223       1.35          1.49          (0.77)          40
   2006 (2)      8.05   (13.35)         39       1.35*         1.49*         (1.10)*         53
   CLASS C SHARES
   2008        $ 9.07   (10.38)%  $    288       1.99%         2.02%         (1.27)%         21%
   2007         10.12    25.56           6       1.89          1.92          (1.38)          40
   2006 (2)      8.06   (13.24)         --++     1.47*         1.49*         (0.87)*         53
   CLASS M SHARES
   2008        $ 9.27    (9.47)%  $122,424       0.98%         1.01%         (0.26)%         21%
   2007         10.24    26.89     137,818       0.93          0.97          (0.37)          40
   2006 (3)      8.07    (8.09)    120,694       0.97*         0.98*         (0.46)*         53
   2005 (4)      8.78    12.24     129,300       1.00          1.00           0.37            8
   2004 (4)      7.89     7.64      67,200       1.11          1.11          (0.84)          14
   2003 (4)      7.33    52.71      75,000       1.15          1.15          (0.97)          62

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++   AMOUNT REPRESENTS LESS THAN $1,000.

(1)  COMMENCED OPERATIONS ON JULY 3, 2006.

(2)  COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)  FOR THE YEAR ENDED SEPTEMBER 30.

(5)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

(6)  COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 125

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)



                             INVESTMENT ACTIVITIES                     DIVIDENDS AND
                NET     ------------------------------                 DISTRIBUTIONS
               ASSET                     NET REALIZED               -------------------      TOTAL
               VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
             BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
             OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS    DISTRIBUTION     FEES
             ---------  --------------  --------------  ----------  ----------  -------  -------------  ----------
INTERNATIONAL OPPORTUNITIES FUND
   FIDUCIARY SHARES
   2008        $ 9.93      $ 0.175         $(1.106)      $(0.931)    $(0.155)   $(0.364)    $(0.519)      $   --
   2007          8.53        0.154           2.203         2.357      (0.128)    (0.829)     (0.957)          --
   2006 (1)      8.69        0.073          (0.233)       (0.160)         --         --          --           --
   CLASS A SHARES
   2008        $ 9.90      $ 0.157         $(1.098)      $(0.941)    $(0.145)   $(0.364)    $(0.509)      $   --
   2007          8.52        0.136           2.194         2.330      (0.121)    (0.829)     (0.950)          --
   2006 (2)      8.63        0.052          (0.184)       (0.132)         --         --          --        0.022
   CLASS C SHARES
   2008        $ 9.81      $ 0.090         $(1.088)      $(0.998)    $(0.098)   $(0.364)    $(0.462)      $   --
   2007          8.49        0.056           2.193         2.249      (0.100)    (0.829)     (0.929)          --
   2006 (2)      8.63        0.034          (0.174)       (0.140)         --         --          --           --
   CLASS M SHARES
   2008        $ 9.93      $ 0.187         $(1.112)      $(0.925)    $(0.161)   $(0.364)    $(0.525)      $   --
   2007          8.52        0.139           2.229         2.368      (0.129)    (0.829)     (0.958)          --
   2006 (3)      7.54        0.095           1.219         1.314      (0.146)    (0.188)     (0.334)          --
   2005 (4)      5.79         0.07            1.73          1.80       (0.05)        --       (0.05)          --
   2004 (4)      4.79         0.05            1.00          1.05       (0.05)        --       (0.05)          --
   2003 (4)      3.70         0.06            1.05          1.11       (0.02)        --#      (0.02)          --
LARGE CAP GROWTH FUND
   FIDUCIARY SHARES
   2008        $10.03      $ 0.068         $(0.933)      $(0.865)    $(0.055)   $    --     $(0.055)      $   --
   2007          8.77        0.040           1.231         1.271      (0.011)        --      (0.011)          --
   2006          8.61        0.009           0.170         0.179      (0.019)        --      (0.019)          --
   2005          7.50        0.042           1.094         1.136      (0.026)        --      (0.026)          --
   2004          7.25       (0.012)          0.236         0.224          --         --          --        0.026
   CLASS A SHARES
   2008        $ 9.85      $ 0.040         $(0.916)      $(0.876)    $(0.024)   $    --     $(0.024)      $   --
   2007          8.63        0.014           1.206         1.220          --         --          --           --
   2006          8.48       (0.013)          0.167         0.154      (0.004)        --      (0.004)          --
   2005          7.39        0.022           1.076         1.098      (0.008)        --      (0.008)          --
   2004          7.15       (0.031)          0.243         0.212          --         --          --        0.028
   CLASS B SHARES
   2008        $ 9.23      $(0.017)        $(0.863)      $(0.880)    $    --    $    --     $    --       $   --
   2007          8.13       (0.040)          1.140         1.100          --         --          --           --
   2006          8.03       (0.064)          0.164         0.100          --         --          --           --
   2005          7.04       (0.027)          1.017         0.990          --         --          --           --
   2004          6.86       (0.077)          0.231         0.154          --         --          --        0.026
   CLASS C SHARES
   2008        $ 9.23      $(0.018)        $(0.852)      $(0.870)    $    --    $    --     $    --       $   --
   2007          8.14       (0.039)          1.129         1.090          --         --          --           --
   2006          8.04       (0.064)          0.164         0.100          --         --          --           --
   2005          7.05       (0.027)          1.017         0.990          --         --          --           --
   2004          6.87       (0.078)          0.227         0.149          --         --          --        0.031

                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                  NET                    NET ASSETS        NET
               ASSET               ASSETS,      RATIO       EXCLUDING      INVESTMENT
               VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             OF PERIOD  RETURN**    (000)     NET ASSETS   OF EXPENSES     NET ASSETS      RATE
             ---------  --------  ---------  -----------  -------------  -------------  ---------
INTERNATIONAL OPPORTUNITIES FUND
   FIDUCIARY SHARES
   2008        $ 8.48   (10.10)%   $ 97,714     1.34%         1.50%          1.86%         86%
   2007          9.93    29.30       60,509     1.26          1.48           1.65          32
   2006 (1)      8.53    (1.84)      13,422     1.29*         1.34*          2.65*         48
   CLASS A SHARES
   2008        $ 8.45   (10.33)%   $ 17,766     1.53%         1.75%          1.68%         86%
   2007          9.90    29.00       14,532     1.50          1.74           1.45          32
   2006 (2)      8.52    (1.27)       1,952     1.69*         1.84*          1.88*         48
   CLASS C SHARES
   2008        $ 8.35   (10.87)%   $  4,582     2.23%         2.25%          0.98%         86%
   2007          9.81    28.04        3,159     2.18          2.23           0.61          32
   2006 (2)      8.49    (1.62)         731     2.28*         2.33*          1.23*         48
   CLASS M SHARES
   2008        $ 8.48   (10.05)%   $232,701     1.23%         1.25%          1.98%         86%
   2007          9.93    29.48      273,474     1.17          1.21           1.51          32
   2006 (3)      8.52    17.96      202,134     1.25*         1.27*          1.41*         48
   2005 (4)      7.54    31.32      170,000     1.45          1.45           1.13          74
   2004 (4)      5.79    21.95      158,800     1.35          1.35           0.92          69
   2003 (4)      4.79    30.12      114,000     1.37          1.37           1.38          39
LARGE CAP GROWTH FUND
   FIDUCIARY SHARES
   2008        $ 9.11    (8.70)%   $ 92,418     0.94%         1.11%          0.68%         43%
   2007         10.03    14.50      110,600     0.93          1.09           0.42          88
   2006          8.77     2.07      103,454     0.89          1.07           0.10          68
   2005          8.61    15.16      129,824     0.94          1.16           0.53          73
   2004          7.50     3.45      137,682     0.94          1.13          (0.15)         93
   CLASS A SHARES
   2008        $ 8.95    (8.92)%   $ 11,486     1.21%         1.36%          0.41%         43%
   2007          9.85    14.14       14,284     1.19          1.34           0.15          88
   2006          8.63     1.81       15,809     1.14          1.32          (0.15)         68
   2005          8.48    14.86       17,377     1.19          1.41           0.29          73
   2004          7.39     3.36       18,845     1.19          1.38          (0.40)         93
   CLASS B SHARES
   2008        $ 8.35    (9.53)%   $  3,279     1.81%         1.85%         (0.19)%        43%
   2007          9.23    13.53        5,835     1.79          1.84          (0.45)         88
   2006          8.13     1.25        7,519     1.76          1.83          (0.77)         68
   2005          8.03    14.06        9,259     1.84          1.91          (0.37)         73
   2004          7.04     2.62       10,003     1.84          1.88          (1.05)         93
   CLASS C SHARES
   2008        $ 8.36    (9.43)%   $    766     1.82%         1.86%         (0.20)%        43%
   2007          9.23    13.39        1,097     1.79          1.84          (0.44)         88
   2006          8.14     1.24        1,304     1.76          1.83          (0.77)         68
   2005          8.04    14.04        1,422     1.84          1.91          (0.36)         73
   2004          7.05     2.62        1,543     1.84          1.88          (1.05)         93

    The accompanying notes are an integral part of the financial statements.


                              126 | 1.800.433.6884



                             INVESTMENT ACTIVITIES                     DIVIDENDS AND
                NET     ------------------------------                 DISTRIBUTIONS
               ASSET                     NET REALIZED               -------------------      TOTAL
               VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
             BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
             OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS    DISTRIBUTION     FEES
             ---------  --------------  --------------  ----------  ----------  -------  -------------  ----------
LARGE CAP VALUE FUND
   FIDUCIARY SHARES
   2008        $15.16      $ 0.208         $(2.444)      $(2.236)    $(0.214)   $(0.860)    $(1.074)      $   --
   2007         13.67        0.211           1.483         1.694      (0.204)        --      (0.204)          --
   2006         12.49        0.161           1.182         1.343      (0.163)        --      (0.163)          --
   2005         10.41        0.133           2.077         2.210      (0.130)        --      (0.130)          --
   2004          8.74        0.100           1.670         1.770      (0.100)        --      (0.100)          --
   CLASS A SHARES
   2008        $15.19      $ 0.177         $(2.450)      $(2.273)    $(0.177)   $(0.860)    $(1.037)      $   --
   2007         13.70        0.171           1.485         1.656      (0.166)        --      (0.166)          --
   2006         12.52        0.129           1.181         1.310      (0.131)        --      (0.131)       0.001
   2005         10.43        0.103           2.090         2.193      (0.103)        --      (0.103)          --
   2004          8.76        0.075           1.671         1.746      (0.076)        --      (0.076)          --
   CLASS B SHARES
   2008        $14.94      $ 0.092         $(2.402)      $(2.310)    $(0.100)   $(0.860)    $(0.960)      $   --
   2007         13.50        0.082           1.458         1.540      (0.100)        --      (0.100)          --
   2006         12.35        0.047           1.163         1.210      (0.060)        --      (0.060)          --
   2005         10.31        0.029           2.052         2.081      (0.041)        --      (0.041)          --
   2004          8.67        0.010           1.653         1.663      (0.023)        --      (0.023)          --
   CLASS C SHARES
   2008        $14.90      $ 0.090         $(2.390)      $(2.300)    $(0.100)   $(0.860)    $(0.960)      $   --
   2007         13.47        0.079           1.452         1.531      (0.101)        --      (0.101)          --
   2006         12.32        0.046           1.166         1.212      (0.062)        --      (0.062)          --
   2005         10.28        0.027           2.057         2.084      (0.044)        --      (0.044)          --
   2004          8.65        0.010           1.649         1.659      (0.029)        --      (0.029)          --
SMALL CAP ADVANTAGE FUND
   FIDUCIARY SHARES
   2008        $18.83      $ 0.089         $(2.249)      $(2.160)    $(0.110)   $(0.110)    $(0.220)      $   --
   2007 (5)     20.00        0.052          (1.222)       (1.170)         --         --          --           --
   CLASS A SHARES
   2008        $18.82      $ 0.038         $(2.246)      $(2.208)    $(0.072)   $(0.110)    $(0.182)      $   --
   2007 (5)     20.00        0.021          (1.201)       (1.180)         --         --          --           --
   CLASS C SHARES
   2008        $18.80      $(0.062)        $(2.254)      $(2.316)    $(0.014)   $(0.110)    $(0.124)      $   --
   2007 (5)     20.00       (0.031)         (1.169)       (1.200)         --         --          --           --

                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                  NET                    NET ASSETS        NET
               ASSET               ASSETS,      RATIO       EXCLUDING      INVESTMENT
               VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             OF PERIOD  RETURN**    (000)     NET ASSETS   OF EXPENSES     NET ASSETS      RATE
             ---------  --------  ---------  -----------  -------------  -------------  ---------
LARGE CAP VALUE FUND
   FIDUCIARY SHARES
   2008        $11.85   (15.65)%   $171,314     0.90%         1.09%          1.53%         65%
   2007         15.16    12.40      216,156     0.89          1.08           1.39          84
   2006         13.67    10.82      168,092     0.92          1.08           1.23          81
   2005         12.49    21.35      123,343     0.93          1.17           1.15          99
   2004         10.41    20.32       87,181     0.93          1.12           1.00          86
   CLASS A SHARES
   2008        $11.88   (15.85)%   $ 42,433     1.16%         1.34%          1.27%         65%
   2007         15.19    12.09      153,045     1.14          1.33           1.13          84
   2006         13.70    10.52      134,433     1.17          1.32           0.98          81
   2005         12.52    21.12       62,537     1.18          1.42           0.89          99
   2004         10.43    19.98       33,442     1.18          1.37           0.75          86
   CLASS B SHARES
   2008        $11.67   (16.33)%   $  1,287     1.76%         1.83%          0.68%         65%
   2007         14.94    11.40        2,502     1.74          1.83           0.55          84
   2006         13.50     9.81        3,042     1.79          1.84           0.36          81
   2005         12.35    20.22        3,996     1.83          1.92           0.26          99
   2004         10.31    19.20        3,640     1.83          1.87           0.10          86
   CLASS C SHARES
   2008        $11.64   (16.31)%   $  5,192     1.77%         1.84%          0.67%         65%
   2007         14.90    11.36        7,742     1.74          1.83           0.53          84
   2006         13.47     9.86        5,927     1.79          1.84           0.36          81
   2005         12.32    20.31        4,578     1.83          1.92           0.23          99
   2004         10.28    19.20        1,769     1.85          1.90           0.10          86
SMALL CAP ADVANTAGE FUND
   FIDUCIARY SHARES
   2008        $16.45   (11.48)%   $ 26,984     1.26%         1.67%          0.54%         87%
   2007 (5)     18.83    (5.85)      27,572     1.30*         1.60*          0.61*         26
   CLASS A SHARES
   2008        $16.43   (11.74)%   $    168     1.57%         1.91%          0.23%         87%
   2007 (5)     18.82    (5.90)         117     1.56*         2.02*          0.24*         26
   CLASS C SHARES
   2008        $16.36   (12.33)%   $    133     2.17%         2.43%         (0.38)%        87%
   2007 (5)     18.80    (6.00)         131     2.17*         2.62*         (0.35)*        26

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

#    AMOUNT REPRESENTS LESS THAN $0.001.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(1)  COMMENCED OPERATIONS ON APRIL 4, 2006.

(2)  COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)  FOR THE YEAR ENDED SEPTEMBER 30.

(5)  COMMENCED OPERATIONS ON MARCH 1, 2007.

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 127

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                       DIVIDENDS AND
                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                NET     ------------------------------              -------------------
               ASSET                     NET REALIZED                                        TOTAL
               VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
             BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
             OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
             ---------  --------------  --------------  ----------  ----------  -------  -------------  ----------
SMALL CAP VALUE FUND
   FIDUCIARY SHARES
   2008        $17.05      $ 0.166         $(2.630)      $(2.464)    $(0.190)   $(2.877)    $(3.067)      $0.001
   2007         18.12        0.215           1.128         1.343      (0.180)    (2.234)     (2.414)       0.001
   2006         19.55        0.115          (0.156)       (0.041)     (0.080)    (1.309)     (1.389)          --
   2005         16.05        0.078           4.474         4.552      (0.019)    (1.033)     (1.052)          --
   2004         13.53        0.037           2.758         2.795      (0.072)    (0.203)     (0.275)          --
   CLASS A SHARES
   2008        $16.68      $ 0.128         $(2.571)      $(2.443)    $(0.142)   $(2.877)    $(3.019)      $0.001
   2007         17.77        0.167           1.109         1.276      (0.133)    (2.234)     (2.367)       0.001
   2006         19.21        0.068          (0.145)       (0.077)     (0.054)    (1.309)     (1.363)          --
   2005         15.82        0.033           4.403         4.436      (0.013)    (1.033)     (1.046)          --
   2004         13.36       (0.005)          2.726         2.721      (0.058)    (0.203)     (0.261)          --
   CLASS B SHARES
   2008        $15.85      $ 0.046         $(2.430)      $(2.384)    $(0.060)   $(2.877)    $(2.937)      $0.001
   2007         17.01        0.058           1.052         1.110      (0.037)    (2.234)     (2.271)       0.001
   2006         18.51       (0.043)         (0.148)       (0.191)         --     (1.309)     (1.309)          --
   2005         15.36       (0.074)          4.263         4.189      (0.006)    (1.033)     (1.039)          --
   2004         13.03       (0.101)          2.658         2.557      (0.024)    (0.203)     (0.227)          --
   CLASS C SHARES
   2008        $15.76      $ 0.048         $(2.415)      $(2.367)    $(0.037)   $(2.877)    $(2.914)      $0.001
   2007         16.94        0.052           1.056         1.108      (0.055)    (2.234)     (2.289)       0.001
   2006         18.43       (0.044)         (0.137)       (0.181)         --     (1.309)     (1.309)          --
   2005         15.31       (0.076)          4.235         4.159      (0.006)    (1.033)     (1.039)          --
   2004         12.99       (0.111)          2.662         2.551      (0.028)    (0.203)     (0.231)          --
VALUE MOMENTUM FUND
   FIDUCIARY SHARES
   2008        $24.21      $ 0.279         $(2.950)      $(2.671)    $(0.283)   $(3.726)    $(4.009)      $   --
   2007         23.25        0.343           3.381         3.724      (0.343)    (2.421)     (2.764)          --
   2006         24.07        0.314           1.777         2.091      (0.311)    (2.600)     (2.911)          --
   2005         22.58        0.324           3.368         3.692      (0.340)    (1.862)     (2.202)          --
   2004         20.72        0.277           2.899         3.176      (0.284)    (1.032)     (1.316)          --
   CLASS A SHARES
   2008        $24.17      $ 0.224         $(2.934)      $(2.710)    $(0.234)   $(3.726)    $(3.960)      $   --
   2007         23.22        0.282           3.373         3.655      (0.284)    (2.421)     (2.705)          --
   2006         24.04        0.255           1.780         2.035      (0.255)    (2.600)     (2.855)          --
   2005         22.56        0.266           3.360         3.626      (0.284)    (1.862)     (2.146)          --
   2004         20.71        0.221           2.890         3.111      (0.229)    (1.032)     (1.261)          --
   CLASS B SHARES
   2008        $23.79      $ 0.100         $(2.880)      $(2.780)    $(0.124)   $(3.726)    $(3.850)      $   --
   2007         22.92        0.136           3.325         3.461      (0.170)    (2.421)     (2.591)          --
   2006         23.79        0.114           1.746         1.860      (0.130)    (2.600)     (2.730)          --
   2005         22.35        0.114           3.340         3.454      (0.152)    (1.862)     (2.014)          --
   2004         20.54        0.076           2.862         2.938      (0.096)    (1.032)     (1.128)          --
   CLASS C SHARES
   2008        $23.72      $ 0.107         $(2.866)      $(2.759)    $(0.135)   $(3.726)    $(3.861)      $   --
   2007         22.86        0.127           3.330         3.457      (0.176)    (2.421)     (2.597)          --
   2006         23.74        0.110           1.742         1.852      (0.132)    (2.600)     (2.732)          --
   2005         22.32        0.107           3.331         3.438      (0.156)    (1.862)     (2.018)          --
   2004         20.51        0.077           2.862         2.939      (0.097)    (1.032)     (1.129)          --

                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                  NET                    NET ASSETS        NET
               ASSET               ASSETS,      RATIO       EXCLUDING      INVESTMENT
               VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             OF PERIOD  RETURN**    (000)     NET ASSETS   OF EXPENSES     NET ASSETS      RATE
             ---------  --------  ---------  -----------  -------------  -------------  ---------
SMALL CAP VALUE FUND
   FIDUCIARY SHARES
   2008        $11.52   (15.68)%   $ 81,102     1.35%         1.51%           1.23%        25%
   2007         17.05     6.83      178,805     1.34          1.48            1.16         46
   2006         18.12    (0.01)     164,131     1.32          1.49            0.62         35
   2005         19.55    29.10      135,231     1.33          1.55            0.45         27
   2004         16.05    20.72      101,687     1.32          1.50            0.23         20
   CLASS A SHARES
   2008        $11.22   (15.91)%   $ 35,794     1.61%         1.76%           0.97%        25%
   2007         16.68     6.58       59,512     1.59          1.73            0.91         46
   2006         17.77    (0.21)      64,484     1.57          1.74            0.37         35
   2005         19.21    28.78       54,885     1.58          1.80            0.19         27
   2004         15.82    20.43       36,155     1.57          1.75           (0.02)        20
   CLASS B SHARES
   2008        $10.53   (16.43)%   $  5,622     2.21%         2.26%           0.37%        25%
   2007         15.85     5.86       10,987     2.19          2.23            0.33         46
   2006         17.01    (0.87)      13,145     2.18          2.24           (0.25)        35
   2005         18.51    28.00       15,753     2.23          2.30           (0.45)        27
   2004         15.36    19.68       14,079     2.22          2.25           (0.67)        20
   CLASS C SHARES
   2008        $10.48   (16.40)%   $  8,223     2.20%         2.25%           0.38%        25%
   2007         15.76     5.88       20,268     2.19          2.23            0.30         46
   2006         16.94    (0.82)      18,990     2.18          2.24           (0.25)        35
   2005         18.43    27.89       21,157     2.23          2.30           (0.46)        27
   2004         15.31    19.70       11,926     2.26          2.30           (0.73)        20
VALUE MOMENTUM FUND
   FIDUCIARY SHARES
   2008        $17.53   (12.99)%   $328,465     0.95%         1.08%           1.34%        17%
   2007         24.21    16.38      445,763     0.94          1.08            1.41         19
   2006         23.25     9.32      434,080     0.93          1.08            1.35         21
   2005         24.07    16.96      430,755     0.94          1.13            1.40         18
   2004         22.58    15.69      389,658     0.92          1.11            1.25         20
   CLASS A SHARES
   2008        $17.50   (13.22)%   $ 24,772     1.21%         1.33%           1.08%        17%
   2007         24.17    16.08       31,773     1.19          1.33            1.15         19
   2006         23.22     9.06       30,047     1.18          1.34            1.09         21
   2005         24.04    16.64       28,799     1.18          1.38            1.15         18
   2004         22.56    15.36       28,461     1.17          1.36            1.00         20
   CLASS B SHARES
   2008        $17.16   (13.74)%   $  3,823     1.80%         1.83%           0.49%        17%
   2007         23.79    15.38        6,772     1.79          1.83            0.56         19
   2006         22.92     8.36        7,471     1.80          1.84            0.49         21
   2005         23.79    15.95        9,396     1.83          1.88            0.50         18
   2004         22.35    14.59        9,208     1.82          1.86            0.35         20
   CLASS C SHARES
   2008        $17.10   (13.69)%   $  1,500     1.76%         1.79%           0.53%        17%
   2007         23.72    15.40        2,061     1.79          1.83            0.53         19
   2006         22.86     8.34        1,442     1.80          1.84            0.49         21
   2005         23.74    15.90        1,204     1.84          1.88            0.47         18
   2004         22.32    14.62          788     1.82          1.86            0.35         20

        The accompanying notes are an integral part of the financial statements.


                              128 | 1.800.433.6884



                             INVESTMENT ACTIVITIES                     DIVIDENDS AND
                NET     ------------------------------                 DISTRIBUTIONS
               ASSET                     NET REALIZED               -------------------      TOTAL
               VALUE,         NET       AND UNREALIZED     TOTAL        NET                   FROM
             BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND  REDEMPTION
             OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS     FEES
             ---------  --------------  --------------  ----------  ----------  -------  -------------  ----------
CAPITAL GROWTH ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $25.72      $ 0.306         $(2.894)      $(2.588)    $(0.360)   $(0.912)    $(1.272)        $--
   2007 (1)     25.10        0.140           1.218         1.358      (0.419)    (0.319)     (0.738)         --
   CLASS A SHARES
   2008        $25.72      $ 0.233         $(2.886)      $(2.653)    $(0.305)   $(0.912)    $(1.217)        $--
   2007         23.17        0.262           3.002         3.264      (0.395)    (0.319)     (0.714)         --
   2006         22.16        0.112           1.066         1.178      (0.090)    (0.078)     (0.168)         --
   2005 (2)     20.00        0.082           2.157         2.239      (0.079)        --      (0.079)         --
   CLASS C SHARES
   2008        $25.42      $ 0.063         $(2.849)      $(2.786)    $(0.172)   $(0.912)    $(1.084)        $--
   2007         22.97        0.069           2.989         3.058      (0.289)    (0.319)     (0.608)         --
   2006         22.07       (0.057)          1.063         1.006      (0.028)    (0.078)     (0.106)         --
   2005 (2)     20.00       (0.070)          2.185         2.115      (0.045)        --      (0.045)         --
DIVERSIFIED EQUITY ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $20.97      $ 0.180         $(2.718)      $(2.538)    $(0.210)   $(0.142)    $(0.352)        $--
   2007 (1)     20.00        0.239           0.973         1.212      (0.242)        --      (0.242)         --
   CLASS A SHARES
   2008        $20.94      $ 0.122         $(2.702)      $(2.580)    $(0.198)   $(0.142)    $(0.340)        $--
   2007 (1)     20.00        0.042           1.134         1.176      (0.236)        --      (0.236)         --
   CLASS C SHARES
   2008        $20.85      $(0.020)        $(2.690)      $(2.710)    $(0.148)   $(0.142)    $(0.290)        $--
   2007 (1)     20.00       (0.119)          1.200         1.081      (0.231)        --      (0.231)         --
GROWTH & INCOME ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $24.23      $ 0.413         $(2.065)      $(1.652)    $(0.501)   $(0.637)    $(1.138)        $--
   2007 (1)     23.75        0.035           1.130         1.165      (0.407)    (0.278)     (0.685)         --
   CLASS A SHARES
   2008        $24.15      $ 0.372         $(2.075)      $(1.703)    $(0.440)   $(0.637)    $(1.077)        $--
   2007         22.26        0.412           2.258         2.670      (0.502)    (0.278)     (0.780)         --
   2006         21.61        0.259           0.688         0.947      (0.240)    (0.057)     (0.297)         --
   2005 (2)     20.00        0.193           1.570         1.763      (0.153)        --      (0.153)         --
   CLASS C SHARES
   2008        $24.03      $ 0.208         $(2.062)      $(1.854)    $(0.279)   $(0.637)    $(0.916)        $--
   2007         22.18        0.226           2.261         2.487      (0.359)    (0.278)     (0.637)         --
   2006         21.55        0.103           0.688         0.791      (0.104)    (0.057)     (0.161)         --
   2005 (2)     20.00        0.052           1.587         1.639      (0.089)        --      (0.089)         --

                                                              RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE      RATIO OF
                NET                  NET                    NET ASSETS        NET
               ASSET               ASSETS,      RATIO       EXCLUDING      INVESTMENT
               VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                END       TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE    TURNOVER
             OF PERIOD  RETURN**    (000)    NET ASSETS#   OF EXPENSES#   NET ASSETS#      RATE
             ---------  --------  ---------  -----------  -------------  -------------  ---------
CAPITAL GROWTH ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $21.86   (10.56)%   $   171      0.33%          0.70%         1.23%         25%
   2007 (1)     25.72     5.50         770      0.31*          0.70*         0.75*         16
   CLASS A SHARES
   2008        $21.85   (10.81)%   $39,324      0.59%          0.95%         0.97%         25%
   2007         25.72    14.19      49,073      0.57           0.93          1.03          16
   2006         23.17     5.33      30,900      0.82           1.45          0.49          12
   2005 (2)     22.16    11.21       8,957      0.82*          1.99*         0.48*         55++
   CLASS C SHARES
   2008        $21.55   (11.43)%   $21,599      1.29%          1.46%         0.26%         25%
   2007         25.42    13.39      30,144      1.27           1.43          0.28          16
   2006         22.97     4.56      16,718      1.53           1.95         (0.25)         12
   2005 (2)     22.07    10.58       4,574      1.56*          2.44*        (0.41)*        55++
DIVERSIFIED EQUITY ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $18.08   (12.30)%   $    15      0.36%          1.65%         0.86%         68%
   2007 (1)     20.97     6.10         183      0.33*          3.37*         1.67*         10
   CLASS A SHARES
   2008        $18.02   (12.52)%   $ 2,533      0.60%          1.90%         0.62%         68%
   2007 (1)     20.94     5.93       4,871      0.57*          2.70*         0.28*         10
   CLASS C SHARES
   2008        $17.85   (13.17)%   $ 2,452      1.32%          2.41%        (0.10)%        68%
   2007 (1)     20.85     5.45       1,986      1.29*          2.93*        (0.81)*        10
GROWTH & INCOME ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $21.44    (7.15)%   $    93      0.33%          0.71%         1.87%         27%
   2007 (1)     24.23     4.98           1      0.31*          0.67*         0.21*         13
   CLASS A SHARES
   2008        $21.37    (7.42)%   $37,737      0.58%          0.96%         1.62%         27%
   2007         24.15    12.10      47,572      0.55           0.93          1.72          13
   2006         22.26     4.41      31,426      0.81           1.45          1.17          13
   2005 (2)     21.61     8.84      10,158      0.79*          1.93*         1.15*         79++
   CLASS C SHARES
   2008        $21.26    (8.02)%   $20,137      1.28%          1.47%         0.91%         27%
   2007         24.03    11.29      22,941      1.25           1.43          0.95          13
   2006         22.18     3.68      11,752      1.52           1.96          0.47          13
   2005 (2)     21.55     8.21       4,580      1.54*          2.36*         0.31*         79++

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4% AND 7% FOR THE CAPITAL GROWTH ALLOCATION FUND AND THE GROWTH & INCOME ALLOCATION FUND, RESPECTIVELY.

# RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS.

(1)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

    The accompanying notes are an integral part of the financial statements.


                          WWW.HIGHMARKFUNDS.COM | 129

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                DIVIDENDS AND
                         INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                        -----------------------              -------------------
                                        NET
                NET                  REALIZED
               ASSET                    AND                                           TOTAL
              VALUE,                UNREALIZED                                        FROM
             BEGINNING      NET        GAIN         TOTAL        NET                DIVIDENDS
                OF      INVESTMENT   (LOSS) ON      FROM     INVESTMENT  CAPITAL       AND
              PERIOD      INCOME+   INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
             ---------  ----------  -----------  ----------  ----------  -------  -------------
INCOME PLUS ALLOCATION FUND
   FIDUCIARY SHARES
   2008      $21.85      $0.590      $(1.088)    $(0.498)    $(0.630)   $(0.422)    $(1.052)
   2007 (1)   21.86       0.409        0.348       0.757      (0.482)    (0.285)     (0.767)
   CLASS A SHARES
   2008      $21.86      $0.540      $(1.089)    $(0.549)    $(0.579)   $(0.422)    $(1.001)
   2007       20.95       0.544        1.199       1.743      (0.548)    (0.285)     (0.833)
   2006       20.73       0.434        0.205       0.639      (0.407)    (0.012)     (0.419)
   2005 (2)   20.00       0.320        0.617       0.937      (0.207)        --      (0.850)
   CLASS C SHARES
   2008       $21.73     $0.390      $(1.080)    $(0.690)    $(0.428)   $(0.422)    $(0.850)
   2007        20.85      0.387        1.193       1.580      (0.415)    (0.285)     (0.700)
   2006        20.66      0.308        0.183       0.491      (0.289)    (0.012)     (0.301)
   2005 (2)    20.00      0.230        0.591       0.821      (0.161)        --      (0.161)
BOND FUND
   FIDUCIARY SHARES
   2008       $10.40     $0.512      $ 0.048     $ 0.560     $(0.510)   $    --     $(0.510)
   2007        10.35      0.505        0.046       0.551      (0.501)        --      (0.501)
   2006        10.75      0.496       (0.384)      0.112      (0.512)        --      (0.512)
   2005        10.79      0.483       (0.019)      0.464      (0.504)        --      (0.504)
   2004        10.80      0.492        0.009       0.501      (0.511)        --      (0.511)
   CLASS A SHARES
   2008       $10.26     $0.479      $ 0.055     $ 0.534     $(0.484)   $    --     $(0.484)
   2007        10.22      0.472        0.044       0.516      (0.476)        --      (0.476)
   2006        10.63      0.463       (0.387)      0.076      (0.486)        --      (0.486)
   2005        10.67      0.451       (0.013)      0.438      (0.478)        --      (0.478)
   2004        10.68      0.459        0.015       0.474      (0.484)        --      (0.484)
   CLASS B SHARES
   2008       $10.22     $0.406      $ 0.046     $ 0.452     $(0.412)   $    --     $(0.412)
   2007        10.18      0.400        0.046       0.446      (0.406)        --      (0.406)
   2006        10.59      0.389       (0.383)      0.006      (0.416)        --      (0.416)
   2005        10.64      0.371       (0.020)      0.351      (0.401)        --      (0.401)
   2004        10.65      0.379        0.015       0.394      (0.404)        --      (0.404)
   CLASS C SHARES
   2008       $10.20     $0.430      $ 0.060     $ 0.490     $(0.440)   $    --     $(0.440)
   2007        10.17      0.425        0.039       0.464      (0.434)        --      (0.434)
   2006        10.57      0.423       (0.384)      0.039      (0.439)        --      (0.439)
   2005        10.62      0.398       (0.018)      0.380      (0.430)        --      (0.430)
   2004 (3)    10.80      0.288       (0.158)      0.130      (0.310)        --      (0.310)
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2008       $ 9.72     $0.348      $ 0.129     $ 0.477     $(0.354)   $(0.013)    $(0.367)
   2007         9.81      0.361       (0.047)      0.314      (0.368)    (0.036)     (0.404)
   2006        10.12      0.370       (0.208)      0.162      (0.372)    (0.100)     (0.472)
   2005        10.32      0.381       (0.099)      0.282      (0.382)    (0.100)     (0.482)
   2004        10.35      0.386       (0.006)      0.380      (0.390)    (0.020)     (0.410)
   CLASS A SHARES
   2008       $ 9.68     $0.323      $ 0.120     $ 0.443     $(0.330)   $(0.013)    $(0.343)
   2007         9.77      0.334       (0.045)      0.289      (0.343)    (0.036)     (0.379)
   2006        10.08      0.344       (0.207)      0.137      (0.347)    (0.100)     (0.447)
   2005        10.28      0.354       (0.098)      0.256      (0.356)    (0.100)     (0.456)
   2004        10.31      0.358       (0.004)      0.354      (0.364)    (0.020)     (0.384)

                                                                RATIO OF
                                                                EXPENSES
                                                               TO AVERAGE
                                                                   NET       RATIO OF
                                                       RATIO     ASSETS         NET
                           NET                NET       OF      EXCLUDING   INVESTMENT
                          ASSET             ASSETS,  EXPENSES  FEE WAIVERS    INCOME
                         VALUE,               END       TO         AND          TO
                           END                OF      AVERAGE   REDUCTION     AVERAGE   PORTFOLIO
             REDEMPTION    OF      TOTAL    PERIOD      NET        OF           NET      TURNOVER
                FEES     PERIOD  RETURN**    (000)    ASSETS#   EXPENSES#     ASSETS#     RATE
             ----------  ------  --------  --------  --------  ----------   ----------  ---------
INCOME PLUS ALLOCATION FUND
   FIDUCIARY SHARES
   2008        $--      $20.30   (2.43)%  $    101    0.39%      1.01%        2.79%       61%
   2007 (1)     --       21.85    3.52         103    0.37*      0.77*        2.61*       12
   CLASS A SHARES
   2008        $--      $20.31   (2.66)%  $  5,206    0.65%      1.26%        2.54%       61%
   2007         --       21.86    8.40       5,459    0.62       0.97         2.49        12
   2006         --       20.95    3.11       3,651    0.87       1.83         2.07        26
   2005 (2)     --       20.73    4.70       2,169    0.81*      5.30*        1.95*       94++
   CLASS C SHARES
   2008        $--      $20.19   (3.32)%  $  3,210    1.35%      1.76%        1.84%       61%
   2007         --       21.73    7.63       3,775    1.32       1.47         1.78        12
   2006         --       20.85    2.39       2,086    1.59       2.20         1.48        26
   2005 (2)     --       20.66    4.12         517    1.56*      5.40*        1.40*       94++
BOND FUND
   FIDUCIARY SHARES
   2008        $--      $10.45    5.42%   $344,350    0.76%      0.98%        4.83%       28%
   2007         --       10.40    5.40     352,610    0.74       0.99         4.81        16
   2006         --       10.35    1.08     396,003    0.74       0.99         4.71        20
   2005         --       10.75    4.35     429,614    0.75       1.04         4.44        11
   2004         --       10.79    4.68     451,384    0.75       1.01         4.49        45
   CLASS A SHARES
   2008        $--      $10.31    5.24%   $ 31,167    1.01%      1.23%        4.58%       28%
   2007         --       10.26    5.11      31,068    1.00       1.24         4.56        16
   2006         --       10.22    0.75      35,511    0.99       1.24         4.45        20
   2005         --       10.63    4.15      44,289    1.00       1.29         4.19        11
   2004         --       10.67    4.47      47,039    1.00       1.26         4.24        45
   CLASS B SHARES
   2008        $--      $10.26    4.43%   $  4,273    1.69%      1.73%        3.89%       28%
   2007         --       10.22    4.43       5,577    1.68       1.74         3.87        16
   2006         --       10.18    0.06       6,926    1.69       1.74         3.75        20
   2005         --       10.59    3.32       8,093    1.73       1.79         3.46        11
   2004         --       10.64    3.71       9,603    1.73       1.76         3.51        45
   CLASS C SHARES
   2008        $--      $10.25    4.82%   $    194    1.45%      1.49%        4.14%       28%
   2007         --       10.20    4.61         102    1.43       1.49         4.13        16
   2006         --       10.17    0.39          91    1.43       1.49         4.10        20
   2005         --       10.57    3.61          37    1.48       1.55         3.73        11
   2004 (3)     --       10.62    1.21          13    1.53*      1.58*        3.99*       45
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2008        $--      $ 9.83    4.96%   $ 90,173    0.51%      1.01%        3.54%       14%
   2007         --        9.72    3.24      89,852    0.49       1.00         3.67         2
   2006         --        9.81    1.65      95,266    0.50       1.00         3.72         5
   2005         --       10.12    2.74     102,059    0.50       1.07         3.69         6
   2004         --       10.32    3.68     120,494    0.50       1.02         3.68         1
   CLASS A SHARES
   2008        $--      $ 9.78    4.62%   $ 28,430    0.75%      1.25%        3.30%       14%
   2007         --        9.68    3.00      27,500    0.74       1.25         3.42         2
   2006         --        9.77    1.40      37,472    0.75       1.25         3.47         5
   2005         --       10.08    2.50      54,030    0.75       1.32         3.44         6
   2004         --       10.28    3.44      62,762    0.75       1.27         3.43         1

        The accompanying notes are an integral part of the financial statements.


                              130 | 1.800.433.6884

                                                                DIVIDENDS AND
                         INVESTMENT ACTIVITIES                  DISTRIBUTIONS
                        -----------------------              -------------------
                                        NET
                NET                  REALIZED
               ASSET                    AND                                           TOTAL
              VALUE,                UNREALIZED                                        FROM
             BEGINNING      NET        GAIN         TOTAL        NET                DIVIDENDS
                OF      INVESTMENT   (LOSS) ON      FROM     INVESTMENT  CAPITAL       AND
              PERIOD      INCOME+   INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
             ---------  ----------  -----------  ----------  ----------  -------  -------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
   CLASS B SHARES
   2008       $ 9.67     $0.254      $ 0.119      $0.373     $(0.260)   $(0.013)    $(0.273)
   2007         9.76      0.266       (0.044)      0.222      (0.276)    (0.036)     (0.312)
   2006        10.08      0.272       (0.214)      0.058      (0.278)    (0.100)     (0.378)
   2005        10.28      0.277       (0.096)      0.181      (0.281)    (0.100)     (0.381)
   2004        10.31      0.280       (0.004)      0.276      (0.286)    (0.020)     (0.306)
   CLASS C SHARES
   2008       $ 9.66     $0.275      $ 0.125      $0.400     $(0.287)   $(0.013)    $(0.300)
   2007         9.75      0.289       (0.046)      0.243      (0.297)    (0.036)     (0.333)
   2006        10.06      0.296       (0.206)      0.090      (0.300)    (0.100)     (0.400)
   2005        10.27      0.302       (0.104)      0.198      (0.308)    (0.100)     (0.408)
   2004 (3)    10.50      0.209       (0.201)      0.008      (0.218)    (0.020)     (0.238)
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2008       $10.84     $0.420      $ 0.122      $0.542     $(0.426)   $(0.006)    $(0.432)
   2007        10.92      0.433       (0.033)      0.400      (0.441)    (0.039)     (0.480)
   2006        11.25      0.442       (0.231)      0.211      (0.451)    (0.090)     (0.541)
   2005        11.52      0.459       (0.182)      0.277      (0.459)    (0.088)     (0.547)
   2004        11.61      0.474       (0.106)      0.368      (0.457)    (0.001)     (0.458)
   CLASS A SHARES
   2008       $10.83     $0.391      $ 0.135      $0.526     $(0.400)   $(0.006)    $(0.406)
   2007        10.92      0.405       (0.042)      0.363      (0.414)    (0.039)     (0.453)
   2006        11.25      0.414       (0.230)      0.184      (0.424)    (0.090)     (0.514)
   2005        11.52      0.431       (0.182)      0.249      (0.431)    (0.088)     (0.519)
   2004        11.61      0.444       (0.104)      0.340      (0.429)    (0.001)     (0.430)
SHORT TERM BOND FUND
   FIDUCIARY SHARES
   2008       $ 9.82     $0.430      $ 0.074      $0.504     $(0.434)   $    --     $(0.434)
   2007         9.76      0.406        0.055       0.461      (0.401)        --      (0.401)
   2006         9.84      0.346       (0.085)      0.261      (0.341)        --      (0.341)
   2005 (4)    10.00      0.209       (0.176)      0.033      (0.193)        --      (0.193)
   CLASS A SHARES
   2008       $ 9.81     $0.401      $ 0.076      $0.477     $(0.407)   $    --     $(0.407)
   2007         9.76      0.365        0.061       0.426      (0.376)        --      (0.376)
   2006         9.84      0.319       (0.082)      0.237      (0.317)        --      (0.317)
   2005 (4)    10.00      0.214       (0.198)      0.016      (0.176)        --      (0.176)
   CLASS C SHARES
   2008       $ 9.91     $0.362      $ 0.073      $0.435     $(0.355)   $    --     $(0.355)
   2007         9.84      0.334        0.066       0.400      (0.330)        --      (0.330)
   2006         9.92      0.277       (0.084)      0.193      (0.273)        --      (0.273)
   2005 (5)     9.95      0.163       (0.093)      0.070      (0.100)        --      (0.100)

                                                                RATIO OF
                                                                EXPENSES
                                                               TO AVERAGE
                                                                   NET       RATIO OF
                                                       RATIO     ASSETS         NET
                           NET                NET       OF      EXCLUDING   INVESTMENT
                          ASSET             ASSETS,  EXPENSES  FEE WAIVERS    INCOME
                         VALUE,               END       TO         AND          TO
                           END                OF      AVERAGE   REDUCTION     AVERAGE   PORTFOLIO
             REDEMPTION    OF      TOTAL    PERIOD      NET        OF           NET      TURNOVER
                FEES     PERIOD  RETURN**    (000)    ASSETS    EXPENSES      ASSETS      RATE
             ----------  ------  --------  --------  --------  ----------   ----------  ---------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
   CLASS B SHARES
   2008       $--     $ 9.77    3.88%    $ 3,254    1.46%      1.76%        2.59%       14%
   2007        --       9.67    2.29       4,326    1.44       1.75         2.72         2
   2006        --       9.76    0.60       5,345    1.46       1.75         2.75         5
   2005        --      10.08    1.75       6,357    1.50       1.81         2.69         6
   2004        --      10.28    2.67       7,448    1.50       1.77         2.68         1
   CLASS C SHARES
   2008       $--     $ 9.76    4.18%    $ 1,287    1.22%      1.52%        2.83%       14%
   2007        --       9.66    2.52         259    1.19       1.50         2.96         2
   2006        --       9.75    0.93         540    1.22       1.50         3.00         5
   2005        --      10.06    1.92         928    1.25       1.57         2.95         6
   2004 (3)    --      10.27    0.07         548    1.25*      1.53*        3.00*        1
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
   FIDUCIARY SHARES
   2008       $--     $10.95    5.06%    $62,883    0.29%      1.05%        3.82%       19%
   2007        --      10.84    3.72      67,896    0.28       1.01         3.95         4
   2006        --      10.92    1.94      75,401    0.28       1.00         4.00         7
   2005        --      11.25    2.42      90,137    0.28       1.07         4.01        14
   2004        --      11.52    3.18      97,721    0.28       1.02         4.04         2
   CLASS A SHARES
   2008       $--     $10.95    4.91%    $ 7,108    0.54%      1.30%        3.57%       19%
   2007        --      10.83    3.37       3,159    0.53       1.25         3.70         4
   2006        --      10.92    1.69       2,923    0.53       1.25         3.74         7
   2005        --      11.25    2.17       3,719    0.53       1.32         3.76        14
   2004        --      11.52    2.93       4,698    0.53       1.27         3.79         2
SHORT TERM BOND FUND
   FIDUCIARY SHARES
   2008       $--     $ 9.89    5.21%    $52,958    0.65%      0.97%        4.33%       43%
   2007        --       9.82    4.81      54,638    0.65       0.92         4.13        33
   2006        --       9.76    2.71      36,497    0.65       0.92         3.54        27
   2005 (4)    --       9.84    0.34      24,545    0.65*      1.11*        2.86*        9
   CLASS A SHARES
   2008       $--     $ 9.88    4.93%    $   271    0.93%      1.23%        4.05%       43%
   2007        --       9.81    4.43         153    0.91       1.16         3.72        33
   2006        --       9.76    2.46       1,113    0.90       1.21         3.26        27
   2005 (4)    --       9.84    0.17       1,439    0.91*      1.39*        2.93*        9
   CLASS C SHARES
   2008       $--     $ 9.99    4.44%    $   362    1.37%      1.47%        3.61%       43%
   2007        --       9.91    4.12       1,608    1.36       1.42         3.37        33
   2006        --       9.84    1.98       2,509    1.37       1.47         2.80        27
   2005 (5)    --       9.92    0.61          15    1.38*      1.57*        2.43*        9

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 8% FOR THE INCOME PLUS ALLOCATION FUND.

# FOR THE INCOME PLUS ALLOCATION FUND, RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS.

(1)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

(3)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

(4)  COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

(5)  COMMENCED OPERATIONS ON NOVEMBER 29, 2004

    The accompanying notes are an integral part of the financial statements.


                           WWW.HIGHMARKFUNDS.COM | 131

(HIGHMARK(R) FUNDS LOGO)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                           INVESTMENT ACTIVITIES
                         ------------------------
                                          NET
                                       REALIZED                      DIVIDENDS AND
                NET                       AND                        DISTRIBUTIONS          TOTAL
               ASSET                  UNREALIZED                 --------------------        FROM
               VALUE,        NET         GAIN          TOTAL         NET                  DIVIDENDS
             BEGINNING   INVESTMENT    (LOSS) ON       FROM      INVESTMENT   CAPITAL        AND
             OF PERIOD     INCOME+    INVESTMENTS   OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
             ---------   ----------   -----------   ----------   ----------   -------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   FIDUCIARY SHARES
   2008        $1.00       $0.024        $0.001       $0.025      $(0.025)      $--        $(0.025)
   2007         1.00        0.031            --        0.031       (0.031)       --         (0.031)
   2006         1.00        0.025            --        0.025       (0.025)       --         (0.025)
   2005         1.00        0.014            --        0.014       (0.014)       --         (0.014)
   2004         1.00        0.006            --        0.006       (0.006)       --         (0.006)
   CLASS A SHARES
   2008        $1.00       $0.022        $0.001       $0.023      $(0.023)      $--        $(0.023)
   2007         1.00        0.028            --        0.028       (0.028)       --         (0.028)
   2006         1.00        0.023            --        0.023       (0.023)       --         (0.023)
   2005         1.00        0.012            --        0.012       (0.012)       --         (0.012)
   2004         1.00        0.003            --        0.003       (0.003)       --         (0.003)
   CLASS S SHARES
   2008        $1.00       $0.019        $0.001       $0.020      $(0.020)      $--        $(0.020)
   2007         1.00        0.026            --        0.026       (0.026)       --         (0.026)
   2006         1.00        0.020            --        0.020       (0.020)       --         (0.020)
   2005         1.00        0.009            --        0.009       (0.009)       --         (0.009)
   2004         1.00        0.001            --        0.001       (0.001)       --         (0.001)
DIVERSIFIED MONEY MARKET FUND
   FIDUCIARY SHARES
   2008        $1.00       $0.037        $   --       $0.037      $(0.037)      $--        $(0.037)
   2007         1.00        0.049            --        0.049       (0.049)       --         (0.049)
   2006         1.00        0.039            --        0.039       (0.039)       --         (0.039)
   2005         1.00        0.019            --        0.019       (0.019)       --         (0.019)
   2004         1.00        0.006            --        0.006       (0.006)       --         (0.006)
   CLASS A SHARES
   2008        $1.00       $0.034        $0.001       $0.035      $(0.035)      $--        $(0.035)
   2007         1.00        0.046            --        0.046       (0.046)       --         (0.046)
   2006         1.00        0.037            --        0.037       (0.037)       --         (0.037)
   2005         1.00        0.017            --        0.017       (0.017)       --         (0.017)
   2004         1.00        0.004            --        0.004       (0.004)       --         (0.004)
   CLASS S SHARES
   2008        $1.00       $0.032        $   --       $0.032      $(0.032)      $--        $(0.032)
   2007         1.00        0.044            --        0.044       (0.044)       --         (0.044)
   2006         1.00        0.033         0.001        0.034       (0.034)       --         (0.034)
   2005         1.00        0.014            --        0.014       (0.014)       --         (0.014)
   2004         1.00        0.001            --        0.001       (0.001)       --         (0.001)
U.S. GOVERNMENT MONEY MARKET FUND
   FIDUCIARY SHARES
   2008        $1.00       $0.031        $0.001       $0.032      $(0.032)      $--        $(0.032)
   2007         1.00        0.048            --        0.048       (0.048)       --         (0.048)
   2006         1.00        0.039            --        0.039       (0.039)       --         (0.039)
   2005         1.00        0.018            --        0.018       (0.018)       --         (0.018)
   2004         1.00        0.006            --        0.006       (0.006)       --         (0.006)

                                                                           RATIO OF
                                                                           EXPENSES
                                                                          TO AVERAGE
                            NET                                           NET ASSETS    RATIO OF
                           ASSET                  NET                     EXCLUDING        NET
                          VALUE,                ASSETS,       RATIO      FEE WAIVERS   INVESTMENT
                            END                   END      OF EXPENSES       AND         INCOME
             REDEMPTION     OF       TOTAL     OF PERIOD    TO AVERAGE    REDUCTION    TO AVERAGE
                FEES      PERIOD   RETURN**      (000)      NET ASSETS   OF EXPENSES   NET ASSETS
             ----------   ------   --------   ----------   -----------   -----------   ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   FIDUCIARY SHARES
   2008          $--       $1.00     2.55%    $  460,265      0.49%         0.76%         2.42%
   2007           --        1.00     3.13        226,583      0.48          0.79          3.08
   2006           --        1.00     2.57        176,711      0.48          0.79          2.53
   2005           --        1.00     1.46        188,716      0.45          0.82          1.44
   2004           --        1.00     0.58        205,576      0.42          0.81          0.57
   CLASS A SHARES
   2008          $--       $1.00     2.30%    $  674,650      0.74%         1.01%         2.17%
   2007           --        1.00     2.87        329,718      0.72          1.04          2.83
   2006           --        1.00     2.32        278,442      0.73          1.03          2.30
   2005           --        1.00     1.21        268,133      0.70          1.07          1.19
   2004           --        1.00     0.33        274,403      0.67          1.06          0.32
   CLASS S SHARES
   2008          $--       $1.00     2.04%    $   34,968      0.99%         1.06%         1.92%
   2007           --        1.00     2.61         56,721      0.98          1.09          2.60
   2006           --        1.00     2.05         40,753      0.99          1.09          2.03
   2005           --        1.00     0.90         37,543      1.00          1.12          0.92
   2004           --        1.00     0.07         33,091      0.92          1.11          0.07
DIVERSIFIED MONEY MARKET FUND
   FIDUCIARY SHARES
   2008          $--       $1.00     3.81%    $2,193,518      0.54%         0.76%         3.66%
   2007           --        1.00     4.98      1,764,559      0.52          0.78          4.87
   2006           --        1.00     4.02      1,923,511      0.52          0.79          3.93
   2005           --        1.00     1.94      2,118,149      0.53          0.81          1.91
   2004           --        1.00     0.64      2,039,495      0.52          0.81          0.63
   CLASS A SHARES
   2008          $--       $1.00     3.55%    $  981,601      0.79%         1.01%         3.41%
   2007           --        1.00     4.72        792,969      0.78          1.03          4.62
   2006           --        1.00     3.76        724,910      0.77          1.04          3.74
   2005           --        1.00     1.69        556,443      0.78          1.06          1.67
   2004           --        1.00     0.39        543,320      0.77          1.06          0.38
   CLASS S SHARES
   2008          $--       $1.00     3.29%    $  333,995      1.04%         1.06%         3.16%
   2007           --        1.00     4.47        372,409      1.03          1.08          4.37
   2006           --        1.00     3.49        464,413      1.05          1.10          3.29
   2005           --        1.00     1.39        645,362      1.08          1.11          1.37
   2004           --        1.00     0.09        750,722      1.07          1.11          0.08
U.S. GOVERNMENT MONEY MARKET FUND
   FIDUCIARY SHARES
   2008          $--       $1.00     3.25%    $  576,230      0.54%         0.78%         3.14%
   2007           --        1.00     4.90        456,802      0.53          0.79          4.80
   2006           --        1.00     3.93        506,572      0.53          0.79          3.88
   2005           --        1.00     1.86        437,804      0.53          0.82          1.83
   2004           --        1.00     0.57        386,661      0.53          0.82          0.57

    The accompanying notes are an integral part of the financial statements.


                              132 | 1.800.433.6884


                           INVESTMENT ACTIVITIES
                         ------------------------
                                          NET
                                       REALIZED                      DIVIDENDS AND
                NET                       AND                        DISTRIBUTIONS          TOTAL
               ASSET                  UNREALIZED                 --------------------        FROM
               VALUE,        NET         GAIN          TOTAL         NET                  DIVIDENDS
             BEGINNING   INVESTMENT    (LOSS) ON       FROM      INVESTMENT   CAPITAL        AND
             OF PERIOD     INCOME+    INVESTMENTS   OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
             ---------   ----------   -----------   ----------   ----------   -------   -------------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   CLASS A SHARES
   2008        $1.00       $0.029       $ 0.001       $0.030      $(0.030)      $--        $(0.030)
   2007         1.00        0.045            --        0.045       (0.045)       --         (0.045)
   2006         1.00        0.036            --        0.036       (0.036)       --         (0.036)
   2005         1.00        0.015         0.001        0.016       (0.016)       --         (0.016)
   2004         1.00        0.003            --        0.003       (0.003)       --         (0.003)
   CLASS B SHARES
   2008        $1.00       $0.022       $ 0.001       $0.023      $(0.023)      $--        $(0.023)
   2007         1.00        0.038            --        0.038       (0.038)       --         (0.038)
   2006         1.00        0.028         0.001        0.029       (0.029)       --         (0.029)
   2005         1.00        0.008         0.001        0.009       (0.009)       --         (0.009)
   2004         1.00        0.001            --        0.001       (0.001)       --         (0.001)
   CLASS C SHARES
   2008        $1.00       $0.024       $ 0.001       $0.025      $(0.025)      $--        $(0.025)
   2007         1.00        0.041            --        0.041       (0.041)       --         (0.041)
   2006 (1)     1.00        0.025        (0.001)       0.024       (0.024)       --         (0.024)
   CLASS S SHARES
   2008        $1.00       $0.026       $ 0.001       $0.027      $(0.027)      $--        $(0.027)
   2007         1.00        0.043            --        0.043       (0.043)       --         (0.043)
   2006         1.00        0.034        (0.001)       0.033       (0.033)       --         (0.033)
   2005         1.00        0.014        (0.001)       0.013       (0.013)       --         (0.013)
   2004         1.00        0.001            --        0.001       (0.001)       --         (0.001)
100% U.S. TREASURY MONEY MARKET FUND
   FIDUCIARY SHARES
   2008        $1.00       $0.023       $    --       $0.023      $(0.023)      $--        $(0.023)
   2007         1.00        0.045            --        0.045       (0.045)       --         (0.045)
   2006         1.00        0.035            --        0.035       (0.035)       --         (0.035)
   2005         1.00        0.016            --        0.016       (0.016)       --         (0.016)
   2004         1.00        0.005            --        0.005       (0.005)       --         (0.005)
CLASS A SHARES
  2008         $1.00       $0.020       $    --       $0.020      $(0.020)      $--        $(0.020)
  2007          1.00        0.042            --        0.042       (0.042)       --         (0.042)
  2006          1.00        0.032         0.001        0.033       (0.033)       --         (0.033)
  2005          1.00        0.014            --        0.014       (0.014)       --         (0.014)
  2004          1.00        0.002            --        0.002       (0.002)       --         (0.002)
CLASS S SHARES
  2008         $1.00       $0.018       $    --       $0.018      $(0.018)      $--        $(0.018)
  2007          1.00        0.040            --        0.040       (0.040)       --         (0.040)
  2006          1.00        0.030            --        0.030       (0.030)       --         (0.030)
  2005          1.00        0.011            --        0.011       (0.011)       --         (0.011)
  2004          1.00        0.001            --        0.001       (0.001)       --         (0.001)

                                                                           RATIO OF
                                                                           EXPENSES
                                                                          TO AVERAGE
                            NET                                           NET ASSETS    RATIO OF
                           ASSET                  NET                     EXCLUDING        NET
                          VALUE,                ASSETS,       RATIO      FEE WAIVERS   INVESTMENT
                            END                   END      OF EXPENSES       AND         INCOME
             REDEMPTION     OF       TOTAL     OF PERIOD    TO AVERAGE    REDUCTION    TO AVERAGE
                FEES      PERIOD   RETURN**      (000)      NET ASSETS   OF EXPENSES   NET ASSETS
             ----------   ------   --------   ----------   -----------   -----------   ----------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
   CLASS A SHARES
   2008          $--       $1.00     2.99%     $ 80,235       0.79%         1.05%         2.89%
   2007           --        1.00     4.64        33,560       0.78          1.04          4.55
   2006           --        1.00     3.67        32,754       0.78          1.04          3.61
   2005           --        1.00     1.61        33,440       0.78          1.07          1.55
   2004           --        1.00     0.32        42,134       0.78          1.07          0.32
   CLASS B SHARES
   2008          $--       $1.00     2.30%     $    127       1.48%         1.51%         2.20%
   2007           --        1.00     3.91           432       1.48          1.54          3.85
   2006           --        1.00     2.93           780       1.50          1.54          2.83
   2005           --        1.00     0.87         1,178       1.51          1.57          0.79
   2004           --        1.00     0.05         1,684       1.05          1.57          0.05
   CLASS C SHARES
   2008          $--       $1.00     2.53%     $    251       1.24%         1.28%         2.44%
   2007           --        1.00     4.16            29       1.23          1.29          4.09
   2006 (1)       --        1.00     2.40            61       1.23*         1.29*         3.80*
   CLASS S SHARES
   2008          $--       $1.00     2.74%     $161,100       1.04%         1.08%         2.64%
   2007           --        1.00     4.38       128,681       1.03          1.09          4.30
   2006           --        1.00     3.40        93,026       1.04          1.09          3.41
   2005           --        1.00     1.31        58,602       1.08          1.12          1.38
   2004           --        1.00     0.06        32,923       1.04          1.12          0.06
100% U.S. TREASURY MONEY MARKET FUND
   FIDUCIARY SHARES
   2008          $--       $1.00     2.27%     $465,490       0.54%         0.76%         2.21%
   2007           --        1.00     4.56       334,211       0.53          0.78          4.47
   2006           --        1.00     3.58       391,906       0.52          0.78          3.54
   2005           --        1.00     1.65       406,281       0.53          0.82          1.60
   2004           --        1.00     0.50       415,385       0.52          0.81          0.47
   CLASS A SHARES
   2008          $--       $1.00     2.02%     $125,056       0.79%         1.01%         1.96%
   2007           --        1.00     4.30       151,880       0.78          1.03          4.22
   2006           --        1.00     3.32       177,512       0.78          1.04          3.20
   2005           --        1.00     1.40       201,034       0.78          1.07          1.39
   2004           --        1.00     0.25       164,225       0.77          1.06          0.22
   CLASS S SHARES
   2008          $--       $1.00     1.77%     $168,509       1.04%         1.06%         1.71%
   2007           --        1.00     4.04       228,905       1.03          1.08          3.97
   2006           --        1.00     3.04       231,826       1.04          1.09          3.01
   2005           --        1.00     1.09       259,991       1.08          1.12          1.09
   2004           --        1.00     0.08       265,195       0.94          1.11          0.05

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    ANNUALIZED.

**   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(1)  COMMENCED OPERATIONS ON DECEMBER 1, 2005.

    The accompanying notes are an integral part of the financial statements.


                          WWW.HIGHMARKFUNDS.COM | 133

(HIGHMARK(R) FUNDS LOGO)

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2008

1. ORGANIZATION

HighMark(R) Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-four funds:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Fundamental Equity Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund and Short Term Bond Fund (collectively the "Fixed Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively the "Asset Allocation Funds"), California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively the "Money Market Funds"). The Equity Funds, the Fixed Income Funds, the Asset Allocation Funds and the Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively called the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

As of July 31, 2008, Fundamental Equity Fund and Treasury Plus Money Market Fund have not commenced operations.

On January 31, 2004, the Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's


                              134 | 1.800.433.6884
primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counter-parties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2008, the International Opportunities Fund was the only Fund to have open forward foreign currency contracts.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments as soon as the Fund is made aware of it.


                          WWW.HIGHMARKFUNDS.COM | 135

(HIGHMARK(R) FUNDS LOGO)

JULY 31, 2008

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the year ended July 31, 2008. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2008, the Small Cap Advantage Fund was the only Fund to have open futures contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed Income Funds may declare dividends from net investment income daily and pay monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.


                              136 | 1.800.433.6884

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of Union Bank of California N.A. (the "Bank") or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading proceeds of the fees will be recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006

                                        FIDUCIARY CLASS
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Advantage           2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Value               2% redemption and   30 days or less
                              exchange fees       after purchase

                                            CLASS A
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Advantage           2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Value               2% redemption and   30 days or less
                              exchange fees       after purchase

                                            CLASS M
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase

For the year ended July 31, 2008, the Cognitive Value Fund, the International Opportunities Fund and the Small Cap Value Fund received redemption fees of $14, $1,837, and $2,686, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced  ..............................   0.60%
Cognitive Value ........................   0.75% on the first $500 million
                                           0.70% on assets over $500 million
Core Equity ............................   0.60%
Enhanced Growth ........................   0.75% on the first $500 million
                                           0.70% on the next $500 million
                                           0.65% on assets over $1 billion
Fundamental Equity .....................   0.60%
International Opportunities ............   0.95% on the first $250 million
                                           0.90% on the next $250 million
                                           0.85% on the next $500 million
                                           0.80% on assets over $1 billion
Large Cap Growth .......................   0.60%
Large Cap Value ........................   0.60%
Small Cap Advantage ....................   0.95%
Small Cap Value ........................   1.00%
Value Momentum .........................   0.60%
Capital Growth Allocation * ............   0.175%
Diversified Equity Allocation * ........   0.175%
Growth & Income Allocation * ...........   0.175%
Income Plus Allocation * ...............   0.175%
Bond ...................................   0.50%
California Intermediate Tax-Free Bond ..   0.50%
National Intermediate Tax-Free Bond ....   0.50%
Short Term Bond ........................   0.40%
California Tax-Free Money Market .......   0.30%
Diversified Money Market ...............   0.30%
Treasury Plus Money Market .............   0.30%
U.S. Government Money Market ...........   0.30%
100% U.S. Treasury Money Market ........   0.30%

* Effective December 1, 2007, the advisory fee was changed to 0.175%. Prior to December 1, 2007, the advisory fee was 0.20%.

Effective December 1, 2007, the Adviser has contractually agreed to reduce its fees throughout the period December 1, 2007 through July 31, 2008 and for the period ending November 30, 2008 and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                     FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                       SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                     ---------   -------   -------   -------   -------   -------
Balanced .........................      0.97%      1.22%     1.82%     1.82%      n/a      n/a
Cognitive Value ..................      1.17       1.42       n/a      2.02      1.02%     n/a
Core Equity ......................      0.95       1.20      1.80      1.80       n/a      n/a
Enhanced Growth ..................      1.15       1.40       n/a      2.00      1.00      n/a


                          WWW.HIGHMARKFUNDS.COM | 137

(HIGHMARK(R) FUNDS LOGO)

JULY 31, 2008

                                     FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                       SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                     ---------   -------   -------   -------   -------   -------
International Opportunities ......      1.42%      1.57%      n/a      2.27%     1.27%      n/a
Large Cap Growth .................      0.97       1.22      1.82%     1.82       n/a       n/a
Large Cap Value ..................      0.95       1.20      1.80      1.80       n/a       n/a
Small Cap Advantage ..............      1.32       1.57       n/a      2.17       n/a       n/a
Small Cap Value ..................      1.37       1.62      2.22      2.22       n/a       n/a
Value Momentum ...................      0.97       1.22      1.82      1.82       n/a       n/a
Capital Growth Allocation ........      0.34       0.60       n/a      1.30       n/a       n/a
Diversified Equity Allocation ....      0.36       0.60       n/a      1.32       n/a       n/a
Growth & Income Allocation .......      0.34       0.58       n/a      1.28       n/a       n/a
Income Plus Allocation ...........      0.40       0.65       n/a      1.35       n/a       n/a
Bond .............................      0.77       1.02      1.70      1.45       n/a       n/a
California Intermediate
   Tax-Free Bond .................      0.52       0.77      1.47      1.22       n/a       n/a
National Intermediate
   Tax-Free Bond .................      0.30       0.55       n/a       n/a       n/a       n/a
Short Term Bond ..................      0.68       0.93       n/a      1.38       n/a       n/a
California Tax-Free
   Money Market ..................      0.55       0.80       n/a       n/a       n/a      1.05%
Diversified Money Market .........      0.55       0.80       n/a       n/a       n/a      1.05
U.S. Government Money Market .....      0.55       0.80      1.50      1.25       n/a      1.05
100% U.S. Treasury Money Market ..      0.55       0.80       n/a       n/a       n/a      1.05

n/a -- not applicable

Effective August 1, 2007 through November 30, 2007, the Adviser had contractually agreed to reduce its fees (except for Class M Shares, for which it has agreed to reduce its fees for the period beginning April 3, 2006 and ending on April 2, 2008), and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                     FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                       SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                     ---------   -------   -------   -------   -------   -------
Balanced .........................      0.97%      1.22%      n/a       n/a       n/a      n/a
Cognitive Value ..................      1.23       1.48       n/a       n/a      1.09%     n/a
Core Equity ......................      0.95       1.20       n/a       n/a       n/a      n/a
Enhanced Growth ..................      1.15       1.40       n/a       n/a      1.00      n/a
International Opportunities ......      1.53       1.57       n/a       n/a      1.45      n/a
Large Cap Growth .................      0.97       1.22       n/a       n/a       n/a      n/a
Large Cap Value ..................      0.95       1.20       n/a       n/a       n/a      n/a
Small Cap Advantage ..............      1.32       1.57       n/a       n/a       n/a      n/a
Small Cap Value ..................      1.37       1.62       n/a       n/a       n/a      n/a
Value Momentum ...................      0.97       1.22       n/a       n/a       n/a      n/a
Capital Growth Allocation ........      1.35       1.60       n/a      2.30%      n/a      n/a
Diversified Equity Allocation ....      1.40       1.65       n/a      2.35       n/a      n/a
Growth & Income Allocation .......      1.25       1.50       n/a      2.20       n/a      n/a
Income Plus Allocation ...........      1.20       1.45       n/a      2.15       n/a      n/a
Bond .............................      0.77       1.02       n/a       n/a       n/a      n/a
California Intermediate
   Tax-Free Bond .................      0.52       0.77      1.47%     1.22       n/a      n/a
National Intermediate
   Tax-Free Bond .................      0.30       0.55       n/a      1.00       n/a      n/a
Short Term Bond ..................      0.68       0.93       n/a       n/a       n/a      n/a
California Tax-Free Money
   Market ........................      0.55       0.80       n/a       n/a       n/a      n/a

                                     FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                       SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                     ---------   -------   -------   -------   -------   -------
Diversified Money Market .........     0.55%       0.80%     n/a       n/a       n/a       n/a
U.S. Government Money Market .....     0.55        0.80      n/a       n/a       n/a       n/a
100% U.S. Treasury Money Market ..     0.55        0.80      n/a       n/a       n/a       n/a

n/a -- not applicable/Class is not subject to an expense limitation.

Each Fund's total actual annual operating expense rate for the year ended July 31, 2008, was less than the amount shown for such Fund above due to additional waivers/reimbursements by the Administrator described below.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson +Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective December 10, 2007, the Administrator and HighMark are parties to an Administration Agreement under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an Administrative Services Agreement under


                              138 | 1.800.433.6884
which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. From August 1, 2007 through November 30, 2007, the Administrator voluntarily waived such portion of its administrative fee for all the Funds to reduce the annualized total expense ratio of each Fund by 0.025%. Effective December 1, 2007, the voluntary Administrator waiver was discontinued.

Effective December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income Funds and Money Market Funds, pursuant to a separate agreement with the Administrator, PNC Global Investment Servicing (U.S.) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. Prior to December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income and Money Market Funds, pursuant to a separate agreement with SEI Investments Global Funds Services (the "Former Sub-Administrator"), the Former Sub-Administrator performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. For the year ended July 31, 2008, the Sub-Administrator and Former Sub-Administrator earned sub-administration fees in the amounts of $1,297,766 and $1,455,301, respectively.

As part of the Administration Agreement, the Administrator is responsible for certain fees charged by the HighMark Funds' transfer agent and certain routine legal expenses incurred by the HighMark Funds. These expenses are included in "Reduction of Expenses by the Administrator" on the Statement of Operations. Prior to December 10, 2007 and effective December 1, 2005, the Former Sub-Administrator had agreed to absorb these expenses on behalf of the Administrator. These expenses are reflected on the Statements of Operations as "Reduction of Expenses by the Former Sub-Administrator." The agreement with the former Sub-Administrator did not apply to any new Funds or classes of shares which commenced operations subsequent to December 1, 2005.

Certain officers and Interested Trustees of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services. All transfer agency related expenses are allocated pro rata amongst all of the Funds based on their respective net assets.

Effective January 1, 2008, PFPC Distributors, Inc. (the "Distributor") and HighMark are parties to an underwriting agreement dated January 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. Prior to January 1, 2008, SEI Investments Distribution Co. (the "Prior Distributor") and HighMark were parties to a distribution agreement dated February 15, 1997. No compensation was paid to the Prior Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark had adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allowed each Fund to pay distribution and service fees to the Prior Distributor as compensation for its services under the Plans. The Prior Distributor received a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which could be used by the Prior Distributor to provide compensation for sales support and distribution activities. For the year ended July 31, 2008, the Distributor and Prior Distributor earned distribution fees in the amounts of $6,238,436 and


                           WWW.HIGHMARKFUNDS.COM | 139

(HIGHMARK(R) FUNDS LOGO)

JULY 31, 2008

$4,312,088, respectively. The Distributor voluntarily agreed to waive up to 0.55% of the distribution fee attributable to Class S Shares of the 100% U.S. Treasury Money Market Fund beginning April 24, 2008 and ending May 8, 2008. The distributor waived $4,971 during the period.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the year ended July 31, 2008. For the year ended July 31, 2008, Union Bank of California, N.A. or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $4,832,748, which is included in shareholder servicing fees and the related waivers on the statement of operations.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                               CLASS A
                                               SHARES*
                                               -------
Balanced ...................................    5.50%
Cognitive Value ............................    5.50
Core Equity ................................    5.50
Enhanced Growth ............................    5.50
Fundamental Equity .........................    5.50
International Opportunities ................    5.50
Large Cap Growth ...........................    5.50
Large Cap Value ............................    5.50
Small Cap Advantage ........................    5.50
Small Cap Value ............................    5.50
Value Momentum .............................    5.50
Capital Growth Allocation ..................    5.50
Diversified Equity Allocation ..............    5.50
Growth & Income Allocation .................    5.50
Income Plus Allocation. ....................    4.50
Bond .......................................    2.25
California Intermediate Tax-Free Bond ......    2.25
National Intermediate Tax-Free Bond.........    2.25
Short Term Bond ............................    2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

        YEARS SINCE           CONTINGENT DEFERRED
       PURCHASE MADE              SALES CHARGE
       -------------          -------------------
First .....................            5%
Second ....................            4%
Third .....................            3%
Fourth ....................            3%
Fifth .....................            2%
Sixth .....................            1%
Seventh and Following .....           None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's daily net assets except for the International Opportunities Fund which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2008 are as follows:

                                                        INVESTMENT SECURITIES
                                                     ---------------------------
                                                      PURCHASES         SALES
                                                     ------------   ------------
Balanced .........................................   $  9,615,337   $ 16,629,733
Cognitive Value ..................................    108,850,307    109,425,232
Core Equity ......................................     67,481,146     84,153,301
Enhanced Growth ..................................     30,365,372     28,451,855
International Opportunities ......................    371,622,857    324,870,656
Large Cap Growth .................................     52,200,365     69,266,369
Large Cap Value ..................................    215,462,942    318,296,905
Small Cap Advantage ..............................     26,887,565     23,083,319
Small Cap Value ..................................     44,895,058    143,482,132
Value Momentum ...................................     73,512,942    136,095,526
Capital Growth Allocation ........................     18,346,408     23,440,088
Diversified Equity Allocation ....................      4,034,536      4,808,538
Growth & Income Allocation .......................     17,120,179     20,743,923
Income Plus Allocation ...........................      6,250,505      6,312,743
Bond .............................................     82,499,536     61,895,914
California Intermediate Tax-Free Bond ............     17,103,957     16,017,185
National Intermediate Tax-Free Bond ..............     12,736,130     14,525,984
Short Term Bond ..................................     15,768,559      9,782,711

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed Income Funds for the year ended July 31, 2008 are as follows:

                                                         INVESTMENT SECURITIES
                                                       -------------------------
                                                        PURCHASES        SALES
                                                       -----------   -----------
Balanced ...........................................   $   559,004   $ 3,465,329
Bond ...............................................    25,117,161    63,370,643
Short Term Bond ....................................     6,843,463    14,290,500


                              140 | 1.800.433.6884

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Registered Investment Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                                  CAPITAL GROWTH ALLOCATION
---------------------------------------------------------------------------------------------
                                                                                     INCOME
                                                                     REALIZED         FROM
AFFILIATED REGISTERED                                                 GAINS        AFFILIATED
INVESTMENT COMPANY                   CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------                -------------   -----------   ------------   -----------
Cognitive Value ..................    $   571,768    $   296,009    $   38,931    $   11,103
Core Equity ......................      3,200,048      3,566,456     1,020,081       247,812
Enhanced Growth ..................        951,962             --            --            --
International Opportunities ......      1,733,224      4,955,338       738,707       203,578
Large Cap Growth .................      2,904,699      2,500,925       326,060        64,504
Large Cap Value ..................        878,768        865,840       436,563        87,430
Small Cap Advantage ..............      1,466,997      1,894,305      (364,748)       38,973
Small Cap Value ..................        331,010        842,216       (89,303)       21,473
Value Momentum ...................      2,632,537      4,739,613     1,272,644       137,940
Bond .............................         50,492        766,230         9,820        50,492
Short Term Bond ..................      1,249,805      2,697,580        33,446       235,143
Diversified Money Market .........      9,887,703      9,088,409            --        12,508
                                      -----------    -----------    ----------    ----------
   Total:                             $25,859,013    $32,212,921    $3,422,201    $1,110,956
                                      ===========    ===========    ==========    ==========

                                DIVERSIFIED EQUITY ALLOCATION
---------------------------------------------------------------------------------------------
                                                                                     INCOME
                                                                     REALIZED         FROM
AFFILIATED REGISTERED                                                 GAINS        AFFILIATED
INVESTMENT COMPANY                   CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------                -------------   -----------   ------------   -----------
Cognitive Value ..................     $  101,717     $   86,325     $ (8,527)      $ 1,043
Core Equity ......................        820,796      1,021,229      (48,366)       23,895
Enhanced Growth ..................        103,896          9,845          195            --
International Opportunities ......        550,869      1,065,832       66,575        17,043
Large Cap Growth .................        602,142        487,522       (2,546)        4,957
Large Cap Value ..................        262,026        199,837         (694)        5,767
Small Cap Advantage ..............        326,269        400,268      (70,945)        3,504
Small Cap Value ..................         57,072        122,805      (17,922)        1,669
Value Momentum ...................        571,678        919,568       46,040        13,209
Diversified Money Market .........      2,185,399      2,181,353           --           729
                                       ----------     ----------     --------       -------
   Total:                              $5,581,864     $6,494,584     $(36,190)      $71,816
                                       ==========     ==========     ========       =======

                                  GROWTH & INCOME ALLOCATION
---------------------------------------------------------------------------------------------
                                                                                     INCOME
                                                                     REALIZED         FROM
AFFILIATED REGISTERED                                                 GAINS        AFFILIATED
INVESTMENT COMPANY                   CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------                -------------   -----------   ------------   -----------
Cognitive Value ..................    $   441,190    $   205,242     $   29,312    $    7,849
Core Equity ......................      2,430,928      2,095,958        658,548       163,436
Enhanced Growth ..................        670,320             --             --            --
International Opportunities ......      1,184,203      3,105,719        594,633       141,260
Large Cap Growth .................      2,093,930      1,340,794        249,678        45,024
Large Cap Value ..................        745,703        555,048        325,749        65,478
Small Cap Advantage ..............      1,331,064      1,435,494       (306,851)       28,155
Small Cap Value ..................        301,705        566,562        (62,106)       15,929
Value Momentum ...................      1,722,420      2,797,793        875,640        91,561
Bond .............................      1,431,791      3,710,083        (32,661)      351,543
Short Term Bond ..................      2,497,373      4,665,494         46,357       457,612
Diversified Money Market .........     10,570,953      8,993,414             --        30,889
                                      -----------    -----------     ----------    ----------
   Total:                             $25,421,580    $29,471,601     $2,378,299    $1,398,736
                                      ===========    ===========     ==========    ==========

                                    INCOME PLUS ALLOCATION
---------------------------------------------------------------------------------------------
                                                                                     INCOME
                                                                     REALIZED         FROM
AFFILIATED REGISTERED                                                 GAINS        AFFILIATED
INVESTMENT COMPANY                   CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------                -------------   -----------   ------------   -----------
Cognitive Value ..................     $   55,743     $   28,451     $    627       $    753
Core Equity ......................        894,091        716,141      100,332         17,370
Enhanced Growth ..................         49,799             --           --             --
International Opportunities ......        279,631        406,041       56,736          7,417
Large Cap Growth .................        540,502        408,490       56,557          4,979
Large Cap Value ..................        239,222        184,710       43,139          6,048
Small Cap Advantage ..............        236,298        202,891      (44,350)         2,322
Small Cap Value ..................         66,771         81,851      (10,513)         1,170
Value Momentum ...................        596,906        578,771       73,420          9,859
Bond .............................      1,137,033      1,538,924      (14,441)       118,838
Short Term Bond ..................      1,812,054      2,114,133       23,219        153,693
Diversified Money Market .........      3,383,319      3,016,644           --          7,819
                                       ----------     ----------     --------       --------
   Total:                              $9,291,369     $9,277,047     $284,726       $330,268
                                       ==========     ==========     ========       ========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

HighMark has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, a clarification of FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Permanent differences primarily attributable to net operating losses, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and


                           WWW.HIGHMARKFUNDS.COM | 141

(HIGHMARK(R) FUNDS LOGO)

JULY 31, 2008

the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the following accounts:

                                    UNDISTRIBUTED   UNDISTRIBUTED
                                   NET INVESTMENT    NET REALIZED    PAID-IN
                                       INCOME            GAIN        CAPITAL
                                   --------------   -------------   ---------
Balanced .......................        $  (3,232)      $   3,230   $       2
Cognitive Value ................              433            (433)         --
Core Equity ....................             (480)            480          --
Enhanced Growth ................          409,682         (50,635)   (359,047)
International Opportunities ....          734,286        (734,294)          8
Large Cap Growth ...............               --               6          (6)
Large Cap Value ................             (745)            755         (10)
Small Cap Advantage ............              (25)             24           1
Small Cap Value ................           (1,211)          1,213          (2)
Value Momentum .................           26,969         (26,973)          4
Capital Growth
   Allocation ..................          310,953        (310,953)         --
Diversified Equity
   Allocation ..................           34,031         (34,031)         --
Growth & Income
   Allocation ..................          220,875        (220,875)         --
Income Plus
   Allocation ..................           19,083         (19,082)         (1)
Bond ...........................         (153,601)        153,572          29
California Intermediate
   Tax-Free Bond ...............             (615)             --         615
National Intermediate
   Tax-Free Bond ...............               14              60         (74)
Short Term Bond ................           (9,504)          9,504          --
California Tax-Free Money
   Market ......................              314            (314)         --
Diversified Money Market .......                1              --          (1)

Amounts designated as "--" are $0.

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2008 and July 31, 2007 (unless otherwise indicated) were as follows:

                                                              LONG-TERM
                                   TAX-EXEMPT    ORDINARY      CAPITAL
                                     INCOME       INCOME         GAIN         TOTAL
                                   ----------   ----------   -----------   -----------
Balanced
   2008 ........................      $--       $  934,500   $ 3,147,282   $ 4,081,782
   2007 ........................       --          892,855     1,353,305     2,246,160
Cognitive Value
   2008 ........................       --        6,087,369     6,418,924    12,506,293
   2007 ........................       --        3,757,145     8,036,202    11,793,347
Core Equity
   2008 ........................       --        1,733,115     4,583,567     6,316,682
   2007 ........................       --        1,358,602            --     1,358,602
International Opportunities
   2008 ........................       --        8,361,480    12,638,486    20,999,966
   2007 ........................       --       10,940,715    16,124,964    27,065,679
Large Cap Growth
   2008 ........................       --          645,788            --       645,788
   2007 ........................       --          129,821            --       129,821
Large Cap Value
   2008 ........................       --        4,771,580    21,188,728    25,960,308
   2007 ........................       --        4,469,061            --     4,469,061

                                                                LONG-TERM
                                   TAX-EXEMPT     ORDINARY       CAPITAL
                                     INCOME        INCOME          GAIN          TOTAL
                                   ----------   ------------   -----------   ------------
Small Cap Advantage
   2008 ........................   $       --   $    373,281   $        --   $    373,281
   2007 (1) ....................           --             --            --             --
Small Cap Value
   2008 ........................           --      7,886,554    31,949,288     39,835,842
   2007 ........................           --      5,557,593    30,728,277     36,285,870
Value Momentum
   2008 ........................           --      8,018,880    68,992,262     77,011,142
   2007 ........................           --      6,894,594    47,715,194     54,609,788
Capital Growth Allocation
   2008 ........................           --        830,703     2,876,290      3,706,993
   2007 ........................           --        901,594       838,958      1,740,552
Diversified Equity Allocation
   2008 ........................           --         44,861        49,404         94,265
   2007 ........................           --          9,478         4,415         13,893
Growth & Income Allocation
   2008 ........................           --      1,123,280     1,861,253      2,984,533
   2007 ........................           --      1,179,083       645,215      1,824,298
Income Plus Allocation
   2008 ........................           --        263,793       222,575        486,368
   2007 ........................           --        202,993        84,492        287,485
Bond
   2008 ........................           --     18,743,832            --     18,743,832
   2007 ........................           --     18,996,114            --     18,996,114
California Intermediate Tax-Free
   Bond
   2008 ........................    4,196,912             --       156,668      4,353,580
   2007 ........................    4,686,115         17,106       483,233      5,186,454
National Intermediate Tax-Free
   Bond
   2008 ........................    2,633,003             --        35,241      2,668,244
   2007 ........................    2,999,078          8,849       272,785      3,280,712
Short Term Bond
   2008 ........................           --      2,376,636            --      2,376,636
   2007 ........................           --      1,952,355            --      1,952,355
California Tax-Free Money Market
   2008 ........................   18,921,011            314            --     18,921,325
   2007 ........................   16,561,981         89,255             2     16,651,238
Diversified Money Market
   2008 ........................           --    118,751,093            --    118,751,093
   2007 ........................           --    136,702,094            --    136,702,094
U.S. Government Money Market
   2008 ........................           --     23,477,753            --     23,477,753
   2007 ........................           --     26,998,416            --     26,998,416
100% U.S. Treasury Money Market
   2008 ........................           --     17,703,720            --     17,703,720
   2007 ........................           --     31,862,276            --     31,862,276

(1)  Commenced operations on March 1, 2007.

(2)  Commenced operations on November 15, 2006.

Amounts designated as "--" are $0.


                               142 | 1.800.433.6884

As of July 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:



                                  UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL         POST-        UNREALIZED
                                     ORDINARY     TAX-EXEMPT      LONG-TERM        LOSS          OCTOBER      APPRECIATION
                                      INCOME         INCOME      CAPITAL GAIN   CARRYFORWARD     LOSSES      (DEPRECIATION)
                                  -------------  -------------  -------------  -------------   -----------   --------------
Balanced .......................    $   18,669      $     --     $        --   $          --   $    (93,061)  $  1,432,968
Cognitive Value ................       334,768            --              --              --     (4,320,646)      (546,024)
Core Equity ....................        14,570            --              --        (568,503)    (8,355,262)    (5,178,379)
Enhanced Growth ................            --            --              --      (3,312,471)            --     15,118,196
International Opportunities ....     4,196,000            --       5,426,417              --     (1,853,268)    49,762,768
Large Cap Growth ...............       463,255            --              --    (127,181,421)    (3,192,501)       756,325
Large Cap Value ................        41,924            --              --              --    (17,318,898)    (6,419,167)
Small Cap Advantage ............        33,539            --              --        (767,062)    (3,044,951)    (2,039,709)
Small Cap Value ................       748,263            --              --              --       (577,132)   (32,308,416)
Value Momentum .................     2,227,395            --      16,417,048              --             --     41,103,104
Capital Growth Allocation ......         8,482            --       3,314,579              --             --     (8,484,805)
Diversified Equity Allocation ..            --            --          85,979              --             --     (1,065,134)
Growth & Income Allocation .....        53,193            --       2,602,200              --             --     (5,546,517)
Income Plus Allocation .........        13,715            --         265,889              --             --       (594,468)
Bond ...........................       396,882            --              --      (3,717,220)            --     (1,494,019)
California Intermediate Tax-Free
   Bond ........................            --        20,126         234,365              --             --      2,189,853
National Intermediate
   Tax-Free Bond ...............            --        15,232          56,500              --             --      1,265,599
Short Term Bond ................        15,005            --              --         (31,759)            --        138,786
California Tax-Free Money
   Market ......................        58,253       666,115              --              --             --             --
Diversified Money Market .......     3,324,503            --              --              --             --             --
U.S. Government Money Market ...       868,975            --              --         (32,670)            --             --
100% U.S. Treasury Money
   Market ......................       443,502            --              --        (179,049)       (21,505)       (45,338)

                                                    TOTAL
                                                DISTRIBUTABLE
                                     OTHER        EARNINGS
                                   TEMPORARY    (ACCUMULATED
                                  DIFFERENCES      LOSSES)
                                  -----------  --------------
Balanced .......................  $        --   $   1,358,576
Cognitive Value ................           --      (4,531,902)
Core Equity ....................           --     (14,087,574)
Enhanced Growth ................           --      11,805,725
International Opportunities ....           --      57,531,917
Large Cap Growth ...............           --    (129,154,342)
Large Cap Value ................           --     (23,696,141)
Small Cap Advantage ............           --      (5,818,183)
Small Cap Value ................           --     (32,137,285)
Value Momentum .................           --      59,747,547
Capital Growth Allocation ......           --      (5,161,744)
Diversified Equity Allocation ..           --        (979,155)
Growth & Income Allocation .....           --      (2,891,124)
Income Plus Allocation .........           --        (314,864)
Bond ...........................           --      (4,814,357)
California Intermediate Tax-Free
   Bond ........................           --       2,444,344
National Intermediate
   Tax-Free Bond ...............           --       1,337,331
Short Term Bond ................           --         122,032
California Tax-Free Money
   Market ......................     (723,753)            615
Diversified Money Market .......   (3,313,646)         10,857
U.S. Government Money Market ...     (868,976)        (32,671)
100% U.S. Treasury Money
   Market ......................     (443,502)       (245,892)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through July 31, 2008, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2008, the Funds had capital loss carry-forwards available to offset future realized capital gains through the indicated expiration dates:

                              2010            2011          2012        2013     2014     2015      2016         TOTAL
                          ------------   -------------   ----------   --------   ----   -------   --------   ------------
Core Equity ...........    $        --     $        --   $       --   $     --   $ --   $    --   $568,503   $    568,503
Enhanced Growth .......             --              --    2,550,849    761,621     --        --         --      3,312,470
Large Cap Growth ......     88,156,404      39,025,017           --         --     --        --         --    127,181,421
Small Cap Advantage ...             --              --           --         --     --        --    767,062        767,062
Bond ..................             --              --    3,717,220         --     --        --                 3,717,220
Short Term Bond .......             --              --           --         --     --    31,759         --         31,759
U.S. Government
   Money Market .......         16,090          14,850           --      1,112    618        --         --         32,670
100% U.S. Treasury
   Money Market .......             --         150,895           --         --     --    16,174     11,980        179,049

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.


                           WWW.HIGHMARKFUNDS.COM | 143

(HIGHMARK(R) FUNDS LOGO)

JULY 31, 2008

During the year ended July 31, 2008, capital loss carry-forwards that were utilized to offset gains are as follows:

Enhanced Growth ................   $3,112,431
Large Cap Growth ...............      870,620
Bond ...........................    4,145,233
Short Term Bond ................       66,465
Diversified Money Market .......        5,669
U.S. Government Money Market ...        2,103

At July 31, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                     FEDERAL
                                    TAX COST      APPRECIATION    DEPRECIATION       TOTAL
                                 --------------   ------------  --------------  -------------
Balanced .....................   $   30,661,906   $ 3,272,677   $ (1,839,709)   $  1,432,968
Cognitive Value ..............      122,306,320     9,388,713     (9,934,737)       (546,024)
Core Equity ..................      109,557,245     8,797,290    (13,975,669)     (5,178,379)
Enhanced Growth ..............      131,527,043    23,577,946     (8,459,750)     15,118,196
International
   Opportunities .............      323,830,732    61,731,681    (11,983,073)     49,748,608
Large Cap Growth .............      112,449,022     9,407,288     (8,650,963)        756,325
Large Cap Value ..............      241,699,062    15,808,071    (22,227,238)     (6,419,167)
Small Cap Advantage ..........       36,432,049     2,525,413     (4,565,122)     (2,039,709)
Small Cap Value ..............      210,539,877    10,783,074    (43,091,490)    (32,308,416)
Value Momentum ...............      349,921,164    74,443,612    (33,340,508)     41,103,104
Capital Growth Allocation ....       69,618,955        29,734     (8,514,539)     (8,484,805)
Diversified Equity
   Allocation ................        6,068,958            --     (1,065,134)     (1,065,134)
Growth & Income Allocation ...       63,238,880        65,863     (5,612,380)     (5,546,517)
Income Plus Allocation .......        9,107,999         7,051       (601,519)       (594,468)
Bond .........................      404,405,410     5,324,923     (6,818,942)     (1,494,019)
California Intermediate
   Tax-Free Bond .............      120,237,152     2,586,561       (396,708)      2,189,853
National Intermediate
   Tax-Free Bond .............       67,944,062     1,428,176       (162,577)      1,265,599
Short Term Bond ..............       53,992,191       370,028       (231,242)        138,786
California Tax-Free
   Money Market ..............    1,137,847,225            --             --              --
Diversified
   Money Market ..............    3,507,159,289            --             --              --
U.S. Government
   Money Market ..............      817,933,065            --             --              --
100% U.S. Treasury
   Money Market ..............      758,504,294            --        (45,338)        (45,338)

The difference between book and tax cost basis is attributable primarily to the tax deferral of losses on wash sales, cumulative market discounts, realization of unrealized gains on passive foreign investment companies, and the deferral of losses on straddles.

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2008, these fees totaled $174,280. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to securities lending income in the Statements of Operations. The Funds maintain collateral at not less than 100% of the value of loaned securities, provided that the initial collateral was 102% for domestic U.S. securities, and 105% for international securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. OPTION CONTRACTS

Transactions in written covered call options during the year ended July 31, 2008 are summarized as follows:

                                                  VALUE MOMENTUM
                                               --------------------
                                               NUMBER OF   PREMIUM
WRITTEN CALL OPTIONS TRANSACTIONS              CONTRACTS   RECEIVED
---------------------------------              ---------   --------
Call Options Written and Outstanding at
   beginning of period .....................       --      $     --
Call Options Purchased During Period .......       14        45,108
Call Options Expired During Period .........      (14)      (45,108)
                                                  ---      --------
Call Options Written and Outstanding at
   End of Period ...........................       --      $     --
                                                  ===      ========


                              144 | 1.800.433.6884

9. OTHER (UNAUDITED)

At July 31, 2008, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                              NO. OF          %
                                           SHAREHOLDERS   OWNERSHIP
                                           ------------   ---------
Balanced ...............................         2           27%
Cognitive Value ........................         1           14%
Core Equity ............................         2           64%
Enhanced Growth ........................         1           13%
International Opportunities ............         1           12%
Large Cap Growth .......................         2           42%
Large Cap Value ........................         1           28%
Small Cap Advantage ....................         3           82%
Small Cap Value ........................        --           --
Value Momentum .........................         2           38%
Capital Growth Asset Allocation ........        --           --
Diversified Equity Asset Allocation ....        --           --
Growth & Income Asset Allocation .......        --           --
Income Plus Asset Allocation ...........        --           --
Bond ...................................         3           64%
California Intermediate Tax-Free Bond ..         2           62%
National Intermediate Tax-Free Bond ....         2           87%
Short Term Bond Fund ...................         2           52%
California Tax-Free Money Market .......         2           97%
Diversified Money Market ...............         2           78%
U.S. Government Money Market ...........         1           69%
100% US Treasury Money Market ..........         2           75%


                           WWW.HIGHMARKFUNDS.COM | 145

(HIGHMARK(R) FUNDS LOGO)

JULY 31, 2008

10. SHARES ISSUED AND REDEEMED

Transactions in Fund Shares are as follows for the years or periods ended July 31 (unless otherwise indicated).

                                                BALANCED         COGNITIVE VALUE          CORE EQUITY           ENHANCED GROWTH
                                                 FUND                 FUND                   FUND                    FUND
                                          ------------------  --------------------  ----------------------  ----------------------
                                            2008      2007       2008       2007       2008        2007        2008        2007
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...........................   224,344   302,695     82,588    236,494   1,170,241   2,247,895     188,328          --
      Issued in Lieu of Cash
         Distributions .................   227,147   121,272     25,229     35,638     489,167      42,850          --          --
      Redeemed .........................  (918,175) (858,667)   (57,871)  (230,498) (2,626,048) (2,120,957)     (9,630)         --
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
         Total Fiduciary Share
            Transactions ...............  (466,684) (434,700)    49,946     41,634    (966,640)    169,788     178,698          --
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
   Class A Shares:
      Issued ...........................    44,301    72,453     31,368    254,018     243,676     684,650     247,300      17,280
      Issued in Lieu of Cash
         Distributions .................    46,586    20,643     38,751     27,373      36,420       4,098          --          --
      Redeemed .........................  (120,045) (103,155)  (310,447)   (28,209)   (732,351)   (130,554)   (197,929)        (81)
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
         Total Class A Share
            Transactions ...............   (29,158)  (10,059)  (240,328)   253,182    (452,255)    558,194      49,371      17,199
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
   Class B Shares:
      Issued ...........................       786         8         --         --         312       1,068          --          --
      Issued in Lieu of Cash
         Distributions .................    12,512     7,197         --         --      10,678       1,136          --          --
      Redeemed .........................   (62,992)  (74,732)        --         --     (48,085)    (44,397)         --          --
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
         Total Class B Share
            Transactions ...............   (49,694)  (67,527)        --         --     (37,095)    (42,193)         --          --
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
   Class C Shares:
      Issued ...........................     1,770     2,768      9,406      3,078      14,067      58,117      41,545         814
      Issued in Lieu of Cash
         Distributions .................     2,660       979      1,417         31       3,631         204          --          --
      Redeemed .........................    (1,046)   (1,500)    (8,195)      (938)    (17,135)    (11,046)    (10,316)       (265)
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
         Total Class C Share
            Transactions ...............     3,384     2,247      2,628      2,171         563      47,275      31,229         549
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
   Class M Shares:
      Issued ...........................        --        --    733,815    537,580          --          --     781,399   1,180,737
      Issued in Lieu of Cash
         Distributions .................        --        --    974,307    775,495          --          --          --          --
      Redeemed .........................        --        --   (705,153)  (416,241)         --          --  (1,037,810) (2,668,855)
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
         Total Class M Share
            Transactions ...............        --        --  1,002,969    896,834          --          --    (256,411) (1,488,118)
                                          --------  --------  ---------  ---------  ----------  ----------  ----------  ----------
      Net Increase (Decrease) in Share
         Transactions ..................  (542,152) (510,039)   815,215  1,193,821  (1,455,427)    733,064       2,887  (1,470,370)
                                          ========  ========  =========  =========  ==========  ==========  ==========  ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1) COMMENCED OPERATIONS ON MARCH 1, 2007.


                              146 | 1.800.433.6884

    INTERNATIONAL
    OPPORTUNITIES          LARGE CAP GROWTH         LARGE CAP VALUE     SMALL CAP ADVANTAGE      SMALL CAP VALUE
         FUND                    FUND                    FUND                  FUND                   FUND
----------------------  ----------------------  ----------------------  --------------------  ----------------------
   2008        2007        2008        2007        2008        2007      2008       2007(1)      2008        2007
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------


 7,296,541   4,617,911   1,747,897   2,603,971   2,962,239   4,705,500   570,272   1,519,235   1,328,721   4,040,378

   358,810     252,004      36,110       8,498     988,287     128,876    15,445          --   1,892,461   1,182,247
(2,227,873)   (349,097) (2,665,186) (3,376,232) (3,759,560) (2,867,165) (408,989)    (55,311) (6,667,393) (3,791,496)
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

 5,427,478   4,520,818    (881,179)   (763,763)    190,966   1,967,211   176,728   1,463,924  (3,446,211)  1,431,129
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

 2,139,940   1,345,856     234,378     165,500   2,638,113   2,654,132     7,238       6,226   1,041,063   1,072,675

   114,802      46,042       2,904          --     624,580      98,755       117          --     540,900     360,496
(1,619,671)   (152,647)   (403,711)   (547,241) (9,767,918) (2,488,353)   (3,330)         (2) (1,960,590) (1,493,084)
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

   635,071   1,239,251    (166,429)   (381,741) (6,505,225)    264,534     4,025       6,224    (378,627)    (59,913)
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

        --          --       6,820           7       1,274      10,265        --          --       3,124       5,052

        --          --          --          --       8,360       1,058        --          --     149,225      91,300
        --          --    (246,633)   (292,266)    (66,828)    (69,191)       --          --    (311,819)   (176,500)
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

        --          --    (239,813)   (292,259)    (57,194)    (57,868)       --          --    (159,470)    (80,148)
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------
   309,710     263,013      30,713      28,026      87,316     145,186     1,654       6,940     124,183     337,569

    18,648      17,678          --          --      34,669       2,989        61          --     237,531     149,473
  (101,741)    (44,914)    (57,919)    (69,443)   (195,390)    (68,750)     (497)         (6)   (863,234)   (322,285)
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

   226,617     235,777     (27,206)    (41,417)    (73,405)     79,425     1,218       6,934    (501,520)    164,757
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

 1,796,408   3,004,634          --          --          --          --        --          --          --          --

 1,320,525   2,393,418          --          --          --          --        --          --          --          --
(3,237,297) (1,561,299)         --          --          --          --        --          --          --          --
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

  (120,364)  3,836,753          --          --          --          --        --          --          --          --
----------  ----------  ----------  ----------  ----------  ----------  --------  ----------  ----------  ----------

 6,168,802   9,832,599  (1,314,627) (1,479,180) (6,444,858)  2,253,302   181,971   1,477,082  (4,485,828)  1,455,825
==========  ==========  ==========  ==========  ==========  ==========  ========  ==========  ==========  ==========


                           WWW.HIGHMARKFUNDS.COM | 147

(HIGHMARK(R) FUNDS LOGO)

10. SHARES ISSUED AND REDEEMED (CONCLUDED)

Transactions in Fund Shares are as follows for the years or periods ended July 31 (unless otherwise indicated).

                                                                     CAPITAL GROWTH       DIVERSIFIED       GROWTH & INCOME
                                              VALUE MOMENTUM           ALLOCATION      EQUITY ALLOCATION      ALLOCATION
                                                   FUND                   FUND                FUND               FUND
                                          ----------------------  -------------------  -----------------  ------------------
                                             2008        2007       2008     2007(1)     2008    2007(2)    2008     2007(1)
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...........................   2,143,368   2,438,084       786     29,598       801    8,829     4,313     4,282
      Issued in Lieu of Cash
         Distributions .................   3,322,446   1,962,131     1,249        336        27       60        34         1
      Redeemed .........................  (5,148,223) (4,658,436)  (24,165)        --    (8,749)    (157)      (22)   (4,261)
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
         Total Fiduciary Share
            Transactions ...............     317,591    (258,221)  (22,130)    29,934    (7,921)   8,732     4,325        22
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
   Class A Shares:
      Issued ...........................     161,446     210,490   278,600    906,338   105,860  250,010   347,710   810,774
      Issued in Lieu of Cash
         Distributions .................     232,212     133,048    90,764     41,747     1,852      162    81,007    52,054
      Redeemed .........................    (292,694)   (323,219) (477,511)  (373,597) (199,763) (17,566) (632,342) (304,705)
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
         Total Class A Share
            Transactions ...............     100,964      20,319  (108,147)   574,488   (92,051) 232,606  (203,625)  558,123
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
   Class B Shares:
      Issued ...........................       6,495       9,504        --         --        --       --        --        --
      Issued in Lieu of Cash
         Distributions .................      51,309      32,281        --         --        --       --        --        --
      Redeemed .........................    (119,721)    (83,067)       --         --        --       --        --        --
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
         Total Class B Share
            Transactions ...............     (61,917)    (41,282)       --         --        --       --        --        --
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
   Class C Shares:
      Issued ...........................      13,220      28,505   264,500    580,168    69,216   99,570   177,756   522,137
      Issued in Lieu of Cash
         Distributions .................      15,437       7,013    46,065     20,785     1,693       72    37,959    17,715
      Redeemed .........................     (27,813)    (11,719) (494,082)  (142,919)  (28,796)  (4,382) (223,089) (115,229)
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
         Total Class C Share
            Transactions ...............         844      23,799  (183,517)   458,034    42,113   95,260    (7,374)  424,623
                                          ----------  ----------  --------  ---------  --------  -------  --------  --------
      Net Increase (Decrease) in Share
         Transactions ..................     357,482    (255,385) (313,794) 1,062,456   (57,859) 336,598  (206,674)  982,768
                                          ==========  ==========  ========  =========  ========  =======  ========  ========

                                                NATIONAL
                                              INTERMEDIATE            SHORT TERM
                                                TAX-FREE                 BOND
                                                  FUND                   FUND
                                          --------------------  ---------------------
                                             2008       2007       2008        2007
                                          ----------  --------  ----------  ---------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...........................     564,935   236,749   1,902,800  2,493,372
      Issued in Lieu of Cash
         Distributions .................       5,827    24,185     136,116    110,632
      Redeemed .........................  (1,093,671) (900,301) (2,250,606)  (777,292)
                                          ----------  --------  ----------  ---------
         Total Fiduciary Share
            Transactions ...............    (522,909) (639,367)   (211,690) 1,826,712
                                          ----------  --------  ----------  ---------
   Class A Shares:
      Issued ...........................     521,618    80,153      17,828    203,483
      Issued in Lieu of Cash
         Distributions .................      12,616    10,322         515      2,597
      Redeemed .........................    (176,655)  (66,491)     (6,469)  (304,487)
                                          ----------  --------  ----------  ---------
         Total Class A Share
            Transactions ...............     357,579    23,984      11,874    (98,407)
                                          ----------  --------  ----------  ---------
   Class B Shares:
      Issued ...........................          --        --          --         --
      Issued in Lieu of Cash
         Distributions .................          --        --          --         --
      Redeemed .........................          --        --          --         --
                                          ----------  --------  ----------  ---------
         Total Class B Share
            Transactions ...............          --        --          --         --
                                          ----------  --------  ----------  ---------
   Class C Shares:
      Issued ...........................          --        --      16,692      7,495
      Issued in Lieu of Cash
         Distributions .................           3        63         425        330
      Redeemed .........................        (554)   (1,776)   (143,235)  (100,449)
                                          ----------  --------  ----------  ---------
         Total Class C Share
            Transactions ...............        (551)   (1,713)   (126,118)   (92,624)
                                          ----------  --------  ----------  ---------
   Class S Shares:
      Issued ...........................          --        --          --         --
      Issued in Lieu of Cash
         Distributions .................          --        --          --         --
      Redeemed .........................          --        --          --         --
                                          ----------  --------  ----------  ---------
         Total Class S Share
            Transactions ...............          --        --          --         --
                                          ----------  --------  ----------  ---------
      Net Increase (Decrease) in Share
         Transactions ..................    (165,881) (617,096)   (325,934) 1,635,681
                                          ==========  ========  ==========  =========


                                              CALIFORNIA TAX-FREE
                                                  MONEY MARKET             DIVERSIFIED MONEY MARKET
                                                      FUND                          FUND
                                          ---------------------------  ------------------------------
                                               2008          2007           2008            2007
                                          -------------  ------------  --------------  --------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...........................    846,130,227   641,908,098   4,327,811,865   4,525,094,725
      Issued in Lieu of Cash
         Distributions .................          1,861         1,014      15,723,323      19,336,001
      Redeemed .........................   (612,450,912) (592,038,647) (3,914,585,355) (4,703,462,103)
                                          -------------  ------------  --------------  --------------
         Total Fiduciary Share
            Transactions ...............    233,681,176    49,870,465     428,949,833    (159,031,377)
                                          -------------  ------------  --------------  --------------
   Class A Shares:
      Issued ...........................  1,282,339,617   483,967,866     921,690,597     894,427,558
      Issued in Lieu of Cash
         Distributions .................     10,287,649     8,529,305      32,024,956      35,490,871
      Redeemed .........................   (947,695,908) (441,219,556)   (765,088,384)   (861,893,926)
                                          -------------  ------------  --------------  --------------
         Total Class A Share
            Transactions ...............    344,931,358    51,277,615     188,627,169      68,024,503
                                          -------------  ------------  --------------  --------------
   Class B Shares:
      Issued ...........................             --            --              --              --
      Issued in Lieu of Cash
         Distributions .................             --            --              --              --
      Redeemed .........................             --            --              --              --
                                          -------------  ------------  --------------  --------------
         Total Class B Share
            Transactions ...............             --            --              --              --
                                          -------------  ------------  --------------  --------------
   Class C Shares:
      Issued ...........................             --            --              --              --
      Issued in Lieu of Cash
         Distributions .................             --            --              --              --
      Redeemed .........................             --            --              --              --
                                          -------------  ------------  --------------  --------------
         Total Class C Share
            Transactions ...............             --            --              --              --
                                          -------------  ------------  --------------  --------------
   Class S Shares:
      Issued ...........................    214,722,740   216,148,100     966,908,639   1,087,759,012
      Issued in Lieu of Cash
         Distributions .................        991,129     1,277,181      12,090,280      17,934,002
      Redeemed .........................   (237,466,586) (201,457,024) (1,017,415,877) (1,197,713,805)
                                          -------------  ------------  --------------  --------------
         Total Class S Share
            Transactions ...............    (21,752,717)   15,968,257     (38,416,958)    (92,020,791)
                                          -------------  ------------  --------------  --------------
      Net Increase (Decrease) in Share
         Transactions ..................    556,859,817   117,116,337     579,160,044    (183,027,665)
                                          =============  ============  ==============  ==============

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR $0.

(1)  FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006


                              148 | 1.800.433.6884

   INCOME PLUS                              CALIFORNIA INTERMEDIATE
    ALLOCATION               BOND                TAX-FREE BOND
       FUND                  FUND                     FUND
-----------------  -----------------------  -----------------------
  2008    2007(1)     2008         2007         2008        2007
--------  -------  ----------  -----------  -----------  ----------


   6,598    4,716   5,550,734    5,541,157    1,366,316     757,727

      73        1     818,064      778,167       37,174      56,496
  (6,391)      --  (7,341,400) (10,660,498)  (1,466,765) (1,284,085)
--------  -------  ----------  -----------   ----------  ----------

     280    4,717    (972,602)  (4,341,174)     (63,275)   (469,862)
--------  -------  ----------  -----------   ----------  ----------

 127,262  117,072     500,872      140,114      775,798     100,257

  10,355    6,036     110,329      112,858       61,351      85,637
(130,996) (47,646)   (615,722)    (698,864)    (771,100) (1,180,845)
--------  -------  ----------  -----------   ----------  ----------

   6,621   75,462      (4,521)    (445,892)      66,049    (994,951)
--------  -------  ----------  -----------   ----------  ----------

      --       --       6,784        3,171           10          16

      --       --      14,940       20,027        8,297      11,728
      --       --    (151,270)    (157,499)    (122,568)   (111,957)
--------  -------  ----------  -----------   ----------  ----------

      --       --    (129,546)    (134,301)    (114,261)   (100,213)
--------  -------  ----------  -----------   ----------  ----------

 205,163   91,505      16,141        1,929      108,152       7,622

   5,493    3,154         206          170        1,216       1,259
(225,367) (20,927)     (7,441)        (982)      (4,311)    (37,501)
--------  -------  ----------  -----------   ----------  ----------

 (14,711)  73,732       8,906        1,117      105,057     (28,620)
--------  -------  ----------  -----------   ----------  ----------

  (7,810) 153,911  (1,097,763)  (4,920,250)      (6,430) (1,593,646)
========  =======  ==========  ===========   ==========  ==========

        U.S. GOVERNMENT               100% U.S. TREASURY
         MONEY MARKET                    MONEY MARKET
             FUND                            FUND
------------------------------  ------------------------------
     2008            2007            2008            2007
--------------  --------------  --------------  --------------


 4,204,228,557   3,562,106,046   2,153,237,219   2,256,237,927

       278,761         378,569         476,152         788,652
(4,085,080,590) (3,612,255,185) (2,022,392,025) (2,314,728,890)
--------------  --------------  --------------  --------------

   119,426,728     (49,770,570)    131,321,346     (57,702,311)
--------------  --------------  --------------  --------------

   218,625,558     127,289,013     420,820,826     428,419,395

     1,397,049       1,430,284       3,317,198       5,596,808
  (173,347,595)   (127,913,020)   (450,945,975)   (459,648,183)
--------------  --------------  --------------  --------------

    46,675,012         806,277     (26,807,951)    (25,631,980)
--------------  --------------  --------------  --------------

        47,375          42,387              --              --

         5,485          21,843              --              --
      (358,009)       (411,983)             --              --
--------------  --------------  --------------  --------------

      (305,149)       (347,753)             --              --
--------------  --------------  --------------  --------------

       489,763         122,686              --              --

         4,154           3,121              --              --
      (271,635)       (157,751)             --              --
--------------  --------------  --------------  --------------

       222,282         (31,944)             --              --
--------------  --------------  --------------  --------------

   902,215,809     731,413,982   1,138,854,924   1,169,539,862

     3,742,080       5,031,848       3,913,913      10,211,437
  (873,538,994)   (700,791,388) (1,203,145,682) (1,182,673,909)
--------------  --------------  --------------  --------------

    32,418,895      35,654,442     (60,376,845)     (2,922,610)
--------------  --------------  --------------  --------------

   198,437,768     (13,689,548)     44,136,550     (86,256,901)
==============  ==============  ==============  ==============


                          WWW.HIGHMARKFUNDS.COM | 149

(HIGHMARK(R) FUNDS LOGO)

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2008

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 (SFAS NO. 157), "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. As of July 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of assets and liabilities.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

12. SUBSEQUENT EVENT

Two new series of HighMark, HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund, commenced operations on August 4, 2008 and August 14, 2008, respectively.


                              150 | 1.800.433.6884

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGHMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of HighMark Funds (the "Funds") comprising Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund as of July 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each period ending on or before September 30, 2005 of Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund were audited by other auditors whose report, dated November 11, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing opinions on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Highmark Funds as of July 31, 2008, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
September 25, 2008


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NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2008 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2008, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                      QUALIFIED
                                                                                      DIVIDENDS
                                                                                         AND    QUALIFYING
                                                                                      CORPORATE  DIVIDEND
                                       15% RATE      ORDINARY                         DIVIDENDS   INCOME
                                       LONG-TERM      INCOME      TAX EXEMPT           RECEIVED  (15% TAX      U.S.     QUALIFIED
                                     CAPITAL GAIN DISTRIBUTIONS     INCOME            DEDUCTION  RATE FOR   GOVERNMENT   INTEREST
FUND                                 DISTRIBUTION  (TAX BASIS)  DISTRIBUTIONS  TOTAL     (1)     QDI) (2)  INTEREST (3)   INCOME
----                                 ------------ ------------- ------------- ------- --------- ---------- ------------ ---------
Balanced .........................       77.11%       22.89%         0.00%    100.00%   21.66%     27.99%      8.38%      45.49%
Cognitive Value ..................       51.33%       48.67%         0.00%    100.00%   14.10%    100.00%      0.00%       8.33%
Core Equity ......................       72.56%       27.44%         0.00%    100.00%  100.00%    100.00%      0.00%       0.80%
International Opportunities (4) ..       60.18%       39.82%         0.00%    100.00%    0.00%     88.39%      0.00%       2.20%
Large Cap Growth .................        0.00%      100.00%         0.00%    100.00%  100.00%    100.00%      0.00%       7.33%
Large Cap Value ..................       81.62%       18.38%         0.00%    100.00%  100.00%    100.00%      0.00%       1.58%
Small Cap Advantage ..............        0.00%      100.00%         0.00%    100.00%   30.60%    100.00%      0.00%       7.70%
Small Cap Value ..................       80.20%       19.80%         0.00%    100.00%   62.80%    100.00%      0.00%      10.45%
Value Momentum ...................       89.59%       10.41%         0.00%    100.00%   81.73%    100.00%      0.00%       0.56%
Capital Growth Allocation ........       77.59%       22.41%         0.00%    100.00%   60.33%    100.00%      0.00%       1.42%
Diversified Equity Allocation ....       52.41%       47.59%         0.00%    100.00%   97.02%    100.00%      0.00%       0.00%
Growth & Income Allocation .......       62.36%       37.64%         0.00%    100.00%   32.92%     63.34%      1.85%       2.29%
Income Plus Allocation ...........       45.76%       54.24%         0.00%    100.00%   17.52%     24.40%      2.91%       3.24%
Bond .............................        0.00%      100.00%         0.00%    100.00%    0.00%      0.00%      9.80%      98.80%
California Intermediate
   Tax-Free Bond (5) .............        3.60%        0.00%        96.40%    100.00%    0.00%      0.00%      0.00%       0.00%
National Intermediate
   Tax-Free Bond .................        1.32%        0.00%        98.68%    100.00%    0.00%      0.00%      0.00%       0.00%
Short Term Bond ..................        0.00%      100.00%         0.00%    100.00%    0.00%      0.00%      3.73%      98.91%
California Tax-Free
   Money Market (5) ..............        0.00%        0.00%       100.00%    100.00%    0.00%      0.00%      0.00%     100.00%
Diversified Money Market .........        0.00%      100.00%         0.00%    100.00%    0.00%      0.00%      0.00%     100.00%
U.S. Government Money Market .....        0.00%      100.00%         0.00%    100.00%    0.00%      0.00%      0.14%     100.00%
100% U.S. Treasury
   Money Market (6) ..............        0.00%      100.00%         0.00%    100.00%    0.00%      0.00%    100.00%     100.00%

----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2008, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $12,713,129. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $566,436. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(5) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2008.

(6) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2008. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.


                              152 | 1.800.433.6884

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members as defined in the 1940 Act." Currently, the Trust does not have any Interested Board Members. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 18, 2008.

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS
                                              TERM OF                                                IN HIGHMARK
                                               OFFICE                                                   FUNDS
                                                AND                       PRINCIPAL                    COMPLEX           OTHER
                            POSITION(S)      LENGTH OF                  OCCUPATION(S)                  OVERSEEN     DIRECTORSHIPS
        NAME,                HELD WITH          TIME                     DURING PAST                   BY BOARD         HELD BY
   ADDRESS AND AGE           THE TRUST       SERVED(2)                     5 YEARS                    MEMBER(3)    BOARD MEMBER(4)
-----------------------   ---------------   -----------   ----------------------------------------   -----------   ---------------
INDEPENDENT BOARD MEMBERS
David Benkert             Trustee,          Since 03/04   From April 1, 1992 to present,                  24             None
51                        Chairman                        Principal, Navigant Consulting, Inc.
                                                          (Financial Consulting -- Healthcare).

Thomas L. Braje           Trustee, Vice     Since 06/87   Prior to retirement in October 1996,            24             None
65                        Chairman                        Vice President and Chief Financial
                                                          Officer of Bio Rad Laboratories, Inc.

Evelyn Dilsaver(5)        Trustee           Since 01/08   Formerly Executive Vice President for           24          Longs Drug
53                                                        The Charles Schwab Corporation, and                        Corporation
                                                          President and Chief Executive Officer of                      (LDG);
                                                          Charles Schwab Investment Management.                      Aeropostale,
                                                          Prior to July 2004, Senior Vice                                Inc.
                                                          President, Asset Management Products and                       (ARO)
                                                          Services. Prior to July 2003, Executive
                                                          Vice President - Chief Financial Officer
                                                          and Chief Administrative Officer for
                                                          U.S. Trust Company, a subsidiary of The
                                                          Charles Schwab Corporation.

David A. Goldfarb         Trustee           Since 06/87   Partner, Goldfarb & Simens, Certified           24             None
66                                                        Public Accountants.

Michael L. Noel           Trustee           Since 12/98   President, Noel Consulting Company since        24         Avista Corp.
67                                                        1998. Senior Advisor, Saber Partners                           (AVA)
                                                          (financial advisory firm) since 2002.
                                                          Member, Board of Directors, Avista Corp.
                                                          (utility company), since January 2004.
                                                          Member, Board of Directors, SCAN Health
                                                          Plan, since 1997. From April 1997 to
                                                          December 1998, Member of HighMark Funds
                                                          Advisory Board.

Robert M. Whitler         Trustee           Since 12/98   Prior to retirement in 1996, Executive          24             None
70                                                        Vice President and Chief Trust Officer
                                                          of Union Bank of California, N.A. From
                                                          April 1997 to December 1998, Member of
                                                          HighMark Funds Advisory Board. From
                                                          April 1997 to April 2002, Director,
                                                          Current Income Shares, Inc. (closed-end
                                                          investment company).

INTERESTED BOARD MEMBERS AND OFFICERS
Earle A. Malm II(6)       Trustee,          Since 12/05   Chairman of the Board of the Adviser            24             N/A
350 California Street     President         (President)   since February 2005. President, Chief
San Francisco, CA                           Since 01/08   Executive Officer and Director of the
94104                                       (Trustee)     Adviser since October 2002.
59

Colleen Cummings          Controller and    Since 12/07   Vice President and Director, Client            N/A             N/A
4400 Computer Drive       Chief Financial                 Services Administration, PNC Global
Westborough, MA           Officer                         Investment Servicing (U.S.) Inc., since
01581                                                     June 2004. Senior Manager, Fund
37                                                        Administration, PNC Global Investment
                                                          Servicing (U.S.) Inc. from 1998 to 2004.

----------
1 Each trustee may be contacted by writing to the Trustee c/o HighMark Funds, One Freedom Valley Drive, Oaks, PA 19456.

2 Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2008, the HighMark Funds Complex consisted of 24 Funds, two of which had not commenced investment operations as of the same date.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5    Evelyn Dilsaver joined the Board of Trustees on January 1, 2008.

6 Earle Malm joined the Board of Trustees on January 1, 2008 and is an "interested person" under the 1940 Act by virtue of his position with HighMark Capital Management, Inc.


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

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OFFICERS (UNAUDITED) (CONCLUDED)

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS
                                              TERM OF                                                IN HIGHMARK
                                               OFFICE                                                   FUNDS
                                                AND                       PRINCIPAL                    COMPLEX          OTHER
                            POSITION(S)      LENGTH OF                  OCCUPATION(S)                  OVERSEEN     DIRECTORSHIPS
         NAME,               HELD WITH          TIME                     DURING PAST                   BY BOARD        HELD BY
    ADDRESS AND AGE          THE TRUST         SERVED                      5 YEARS                    MEMBER(1)    BOARD MEMBER(2)
-----------------------   ---------------   -----------   ----------------------------------------   -----------   ---------------
Pamela O'Donnell          Treasurer         Since 12/05   Vice President and Director of Mutual          N/A             N/A
350 California Street                                     Funds Administration since 2003. Vice
San Francisco, CA 94104                                   President of Operations and Client
44                                                        Service of the Adviser from 2003 to
                                                          2005. Vice President of Finance and
                                                          Administration of MiFund, Inc. from
                                                          March 2000 to May 2002.

Catherine Vacca           Chief             Since 9/04    Senior Vice President and Chief                N/A             N/A
350 California Street     Compliance                      Compliance Officer of the Adviser since
San Francisco, CA 94111   Officer                         July 2004. From December 2002 to July
51                                                        2004, Vice President and Chief
                                                          Compliance Officer, Wells Fargo Funds
                                                          Management, LLC. From November 2000 to
                                                          February 2002, Vice President and Head
                                                          of Fund Administration, Charles Schwab &
                                                          Co., Inc.

David James               Secretary         Since 12/07   Vice President and Counsel of PNC Global       N/A             N/A
99 High Street,                                           Investment Servicing (U.S.) Inc., since
27th Floor                                                June 2006. Counsel and Assistant Vice
Boston, MA 02110                                          President at State Street Bank and Trust
37                                                        Company from June 2000 through December
                                                          2004. Retired during 2005.

R. Gregory Knopf          Vice President    Since 9/04    Managing Director of the Adviser since         N/A             N/A
445 S. Figueroa Street    & Assistant                     1998.
Suite #306                Secretary
Los Angeles, CA 90071
58

Carol Gould               Vice President    Since 9/08    Assistant Vice President and Manager,          N/A             N/A
99 High Street,           & Assistant                     PNC Global Investment Servicing (U.S.)
27th Floor                Secretary                       Inc. since November 2004. Self-employed
Boston, MA 02110                                          consultant from September 2002 to
47                                                        November 2004.

(1) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2008, the HighMark Funds Complex consisted of 24 Funds, two of which had not commenced investment operations as of the same date.

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                              154 | 1.800.433.6884

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (except any agreement that is still within the first year of its initial term) to determine whether to approve the continuation of the agreements for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. These materials generally include, among other items,

     - information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

     - information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

     -    sales and redemption data for the Funds,

     - information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

     - information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other matters such as:

     - the Adviser's and the sub-advisers' financial results and financial condition,

     - the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

     -    the procedures employed to determine the value of the Funds' assets,

     - the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser or any sub-adviser and the use of "soft" commission dollars to pay for research services for the Adviser and the sub-advisers,

     - the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

     - the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, the Trust has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds, other than HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund (each of the Funds other than HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund, an "Existing Fund"), and the sub-advisory agreements that relate to each of the Existing Funds that has a sub-adviser (the Investment Advisory Agreement, collectively with such sub-advisory agreements, the "Agreements") at meetings held on June 26-27, 2008. For a discussion of the Board of Trustees' consideration of the Investment Advisory Agreement as it relates to HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund, which was also approved at the Board of Trustees' meetings held on June 26-27, 2008, please see pages 157 through 158.

In considering whether to approve the continuation of the Agreements with respect to the Existing Funds at the meetings held on June 26-27, 2008, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements as they relate to the Existing Funds included the following:


                           WWW.HIGHMARKFUNDS.COM | 155

(HIGHMARK(R) FUNDS LOGO)

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE EXISTING FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Bailard, Inc., Aronson+Johnson+Ortiz, LP and LSV Asset Management (collectively, the "Managers") and their affiliates to the Existing Funds and the resources dedicated to the Existing Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Existing Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Existing Funds. For each Existing Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements with respect to the Existing Funds.

INVESTMENT PERFORMANCE OF THE EXISTING FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Existing Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Existing Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Existing Fund performance, including discussions with the Adviser at each regular board meeting throughout the year. With respect to each Existing Fund, the Board of Trustees concluded that the Existing Fund's performance supported the renewal of the Agreement(s) relating to that Existing Fund. In the case of each Existing Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Agreements with respect to the Existing Funds. These factors varied from Existing Fund to Existing Fund, but included one or more of the following: (1) that the Existing Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Existing Fund's Manager(s) that were reasonable and consistent with the Existing Fund's investment objective and policies; (3) that the Existing Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Existing Fund's Manager(s) have taken or are taking steps designed to help improve the Existing Fund's investment performance. The Trustees also noted that some of the Existing Funds were recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful. In addition, the Trustees noted that some of the Existing Funds have sub-advisers or portfolio managers who have been managing the Existing Fund for a limited period of time, and that the long-term investment performance of those Existing Funds is not entirely attributable to the current sub-adviser's or portfolio managers' efforts. In such circumstances, the Trustees paid particular attention to the Existing Fund's investment performance during the period for which the current sub-adviser or portfolio managers have managed the Existing Fund. The Trustees also considered each Manager's performance and reputation generally, the Existing Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements with respect to the Existing Funds, that the performance of the Existing Funds and the Managers supported the renewal of the Agreements with respect to the Existing Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE EXISTING FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Existing Funds for advisory and sub-advisory services as well as the total expense levels of the Existing Funds. This information included comparisons of the Existing Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Existing Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Existing Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Existing Funds for providing services other than advisory or sub-advisory services. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Existing Funds, and information about the


                              156 | 1.800.433.6884
allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Existing Funds, the expense levels of the Existing Funds, and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Existing Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Existing Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Existing Funds supported the renewal of the Agreements with respect to the Existing Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Existing Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that all of the share classes of all of the Existing Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Existing Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Existing Funds supported the renewal of the Agreements with respect to the Existing Funds.

The Trustees also considered other factors, which included but were not limited to the following:

     - whether each Existing Fund has operated in accordance with its investment objective and the Existing Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Existing Funds and the Managers.

     - the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

     - so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Existing Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Existing Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Existing Funds through July 31, 2009.

In addition to the foregoing renewals, at the meetings held on June 26-27, 2008, the Board of Trustees approved the Investment Advisory Agreement with respect to two new series: HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund (the "New Funds"). In considering whether to approve the Investment Advisory Agreement with respect to the New Funds, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Investment Advisory Agreement with respect to the New Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE NEW FUNDS UNDER THE INVESTMENT ADVISORY AGREEMENT. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the New Funds and the resources to be dedicated to the New Funds by the Adviser and its affiliates. For each New Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the nature, extent and quality of services to be provided by the Adviser supported approval of the Investment Advisory Agreement with respect to the New Funds.


                           WWW.HIGHMARKFUNDS.COM | 157

(HIGHMARK(R) FUNDS LOGO)

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

INVESTMENT PERFORMANCE OF THE NEW FUNDS AND THE ADVISER. As of the meetings held on June 26-27, 2008, neither of the New Funds had commenced investment operations, so neither had any investment performance to be considered. However, the Trustees considered the Adviser's performance and reputation generally, the Existing Funds' performance as a fund family generally, the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance of the Existing Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the capabilities of the Adviser to achieve satisfactory investment performance for the New Funds supported the approval of the Investment Advisory Agreement with respect to the New Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE NEW FUNDS. The Trustees considered and had discussions with Fund management regarding the proposed fees to be charged to the New Funds for advisory services as well as the proposed total expense levels of the New Funds. This information included comparisons of the advisory fees and total expense levels of the New Funds to the advisory fees and total expense levels of other mutual funds within the same investment universe. In evaluating each New Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the New Funds. The Trustees also considered whether any compensation other than advisory fees would be received by the Adviser and its affiliates from the New Funds or any other Fund. The Trustees reviewed information provided by the Adviser as to the profitability of the Adviser and its affiliates' relationships with the New Funds. When reviewing the profitability of the Adviser, the Trustees took into account the proposed expense levels of the New Funds and the proposed expense caps. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the advisory fees proposed to be charged by the Adviser relating to its services to be provided to the New Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the New Funds supported the approval of the Investment Advisory Agreement with respect to the New Funds.

Economies of scale. The Trustees considered the possible existence of economies of scale (i.e. decreasing per unit costs as a Fund increases in asset size) in the provision of services by the Adviser and whether those economies of scale would be shared with the New Funds. The Trustees noted that all of the share classes of the New Funds are proposed to benefit from expense caps. In considering these issues, the Trustees also took note of the costs of the services to be provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the New Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the extent to which any economies of scale are to be shared with the New Funds supported the approval of the Investment Advisory Agreement with respect to the New Funds.

The Trustees also considered other factors, which included but were not limited to the following:

     -    the compliance programs of the New Funds and the Adviser.

     - the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services to be performed by the Adviser and its affiliates, both under the Investment Advisory Agreement and under other separate agreements with or with respect to HighMark.

     - so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the New Funds, and the benefits of investment research that might be provided to the Adviser by reason of brokerage commissions generated by the New Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees approved the Investment Advisory Agreement with respect to the New Funds.


                              158 | 1.800.433.6884

FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the Commission's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                    CUSIP     TICKER   FUND #
-----------------------------------   ---------   ------   ------
BALANCED                              431114792    HMBAX     491
COGNITIVE VALUE                       431112390    HCLFX    2209
CORE EQUITY                           431112788    HMCFX    1627
ENHANCED GROWTH                       431112358    HEGFX    2210
FUNDAMENTAL EQUITY FUND               431112267    HMFFX    2217
INTERNATIONAL OPPORTUNITIES           431112341    HIOFX    2211
LARGE CAP GROWTH                      431114818    HMGRX     492
LARGE CAP VALUE                       431114206    HMIEX     490
SMALL CAP ADVANTAGE                   431112465    HSAFX    2214
SMALL CAP VALUE                       431112101    HMSCX     148
VALUE MOMENTUM                        431114677    HMVMX     871
CAPITAL GROWTH ALLOCATION FUND        431112283    HGAFX    2198
DIVERSIFIED EQUITY ALLOCATION FUND    431112317    HEAFX    2195
GROWTH & INCOME ALLOCATION FUND       431112325    HGIFX    2197
INCOME PLUS ALLOCATION FUND           431112333    HPAFX    2196
BOND                                  431114305    HMBDX     489
CA INTERMEDIATE TAX-FREE BOND         431114644    HMITX     847
NATIONAL INTERMEDIATE TAX-FREE BOND   431112655    HMNTX    1600
SHORT TERM BOND                       431112549    HMSFX    1506
CA TAX-FREE MONEY MARKET              431114842    HMCXX     487
DIVERSIFIED MONEY MARKET              431114883    HMDXX     484
TREASURY PLUS MONEY MARKET FUND       431123108    HMFXX    2219
U.S. GOVERNMENT MONEY MARKET          431114701    HMGXX     485
100% U.S. TREASURY MONEY MARKET       431114503    HMTXX     486

                    RETAIL SHARES INFORMATION
BALANCED
   CLASS A SHARES                     431114776    HMBRX     480
   CLASS B SHARES                     431114545    HMBBX     452
   CLASS C SHARES                     431112887    HMBCX    1760


                           WWW.HIGHMARKFUNDS.COM | 159

(HIGHMARK(R) FUNDS LOGO)

FUND                                    CUSIP     TICKER   FUND #
-----------------------------------   ---------   ------   ------
COGNITIVE VALUE
   CLASS A SHARES                     431112432    HCLAX    2203
   CLASS C SHARES                     431112424    HCLCX    2206
CORE EQUITY
   CLASS A SHARES                     431112770    HCEAX    1626
   CLASS B SHARES                     431112762    HCEBX    1628
   CLASS C SHARES                     431112754    HCECX    1632
ENHANCED GROWTH
   CLASS A SHARES                     431112382    HEHAX    2204
   CLASS C SHARES                     431112374    HEGCX    2207
FUNDAMENTAL EQUITY
   CLASS A SHARES                     431112259    HMFAX    2215
   CLASS C SHARES                     431112242    HMFCX    2216
INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                     431112481    HIOAX    2205
   CLASS C SHARES                     431112473    HITCX    2208
LARGE CAP GROWTH
   CLASS A SHARES                     431114768    HMRGX     481
   CLASS B SHARES                     431114511    HMGBX     455
   CLASS C SHARES                     431112879    HGRCX    1755
LARGE CAP VALUE
   CLASS A SHARES                     431114784    HMERX     479
   CLASS B SHARES                     431114537    HIEBX     457
   CLASS C SHARES                     431112861    HIECX    1754
SMALL CAP ADVANTAGE
   CLASS A SHARES                     431112457    HSAAX    2212
   CLASS C SHARES                     431112440    HSCAX    2213
SMALL CAP VALUE
   CLASS A SHARES                     431112200    HASVX      41
   CLASS B SHARES                     431112309    HBSVX     123
   CLASS C SHARES                     431112820    HSVCX    1756
VALUE MOMENTUM
   CLASS A SHARES                     431114628    HMVLX     870
   CLASS B SHARES                     431114529    HVMBX     456
   CLASS C SHARES                     431112812    HVMCX    1753
CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                     431112564    HMAAX    1494
   CLASS C SHARES                     431112556    HMACX    1497
DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                     431112275    HEAAX    2193
   CLASS C SHARES                     431112291    HEACX    2194

    The accompanying notes are an integral part of the financial statements.


                              160 | 1.800.433.6884

FUND                                    CUSIP     TICKER   FUND #
-----------------------------------   ---------   ------   ------
GROWTH & INCOME ALLOCATION
   CLASS A SHARES                     431112580    HMRAX    1493
   CLASS C SHARES                     431112572    HMRCX    1496
INCOME PLUS ALLOCATION
   CLASS A SHARES                     431112614    HMPAX    1495
   CLASS C SHARES                     431112598    HMPCX    1498
BOND
   CLASS A SHARES                     431114743    HMRBX     478
   CLASS B SHARES                     431112747    HBDBX    1090
   CLASS C SHARES                     431112648    HBDCX    1492
CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                     431114578    HMCIX     846
   CLASS B SHARES                     431112796    HCABX    1761
   CLASS C SHARES                     431112630    HCTCX    1491
NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                     431112663    HMNFX    1598
SHORT TERM BOND
   CLASS A SHARES                     431112523    HMSAX    1505
   CLASS C SHARES                     431112515    HMTCX    1470
CA TAX-FREE MONEY MARKET
   CLASS A SHARES                     431114859    HMAXX     476
DIVERSIFIED MONEY MARKET
   CLASS A SHARES                     431114800    HMVXX     473
TREASURY PLUS MONEY MARKET
   CLASS A SHARES                     431123306    HMPXX    2218
U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                     431114602    HMUXX     474
   CLASS B SHARES                     431114495    HGBXX     450
   CLASS C SHARES                     431112531    HGTXX    1499
100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                     431114404    HMRXX     475
                           CLASS S SHARES INFORMATION
CA TAX-FREE MONEY MARKET
   CLASS S SHARES                     431112705    HCSXX    1727
DIVERSIFIED MONEY MARKET
   CLASS S SHARES                     431112408    HDSXX    1728


                           WWW.HIGHMARKFUNDS.COM | 161

(HIGHMARK(R) FUNDS LOGO)

FUND INFORMATION (CONCLUDED)

                     CLASS S SHARES INFORMATION (CONTINUED)

FUND                                    CUSIP     TICKER   FUND #
-----------------------------------   ---------   ------   ------
TREASURY PLUS MONEY MARKET
   CLASS S SHARES                     431123207    HMSXX    2220
U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                     431112507    HGSXX    1729
100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                     431112606    HUSXX    1730

                    CLASS M SHARES INFORMATION
COGNITIVE VALUE
   CLASS M SHARES                     431112416    HCLMX    2200
ENHANCED GROWTH
   CLASS M SHARES                     431112366    HEGMX    2201
INTERNATIONAL OPPORTUNITIES
   CLASS M SHARES                     431112499    HIOMX    2202


                              162 | 1.800.433.6884

NOTES

                          WWW.HIGHMARKFUNDS.COM | 163

(HIGHMARK(R) FUNDS LOGO)

SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
750 College Road
Princeton, NJ 08535

TRANSFER AGENT
State Street Bank and Trust Co.
PO Box 8416 Boston,
MA 02266

BOARD OF TRUSTEES
David Benkert, Chairman
Thomas L. Braje, Vice Chairman
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II

        The accompanying notes are an integral part of the financial statements.


                              164 | 1.800.433.6884

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT www.highmarkfunds.com OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU
FOR YOUR INVESTMENT.

(HIGHMARK(R) FUNDS LOGO)

Mutual Funds:

-    are not FDIC insured

-    have no bank guarantee

-    may lose value

(HIGHMARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071

WWW.HIGHMARKFUNDS.COM

HMK-AR-002-0600
84806 (07/08)

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that David A. Goldfarb and Robert M. Whitler are qualified to serve as an audit committee financial expert serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $422,000 for 2007 and $454,000 for 2008.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $27,400 for 2007 and $27,400 for 2008.

         The above "Audit-Related Fees" were billed for the three security count verifications for the Funds as required under sections (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $74,400 for 2007 and $69,000 for 2008.

         Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.



  (e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.



     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $101,800 for 2007 and $48,782 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHMARK FUNDS

By (Signature and Title)*  /S/ EARLE A. MALM II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date   10/8/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ EARLE A. MALM II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date  10/8/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ COLLEEN CUMMINGS
                         -------------------------------------------------------
                           Colleen Cummings, Chief Financial Officer
                           (principal financial officer)

Date  10/8/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.